UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (20.3%)
Commonwealth Bank of Australia	1,624,442	125,294
BHP Billiton Ltd.	3,240,445	115,058
Westpac Banking Corp.	3,110,119	98,903
Australia & New Zealand Banking Group Ltd.	2,742,704	85,632
National Australia Bank Ltd.	2,319,999	75,330
Wesfarmers Ltd.	1,149,057	46,530
Woolworths Ltd.	1,239,138	42,236
CSL Ltd.	517,370	32,234
Woodside Petroleum Ltd.	722,708	28,369
Rio Tinto Ltd.	439,919	26,723
Telstra Corp. Ltd.	4,429,944	22,465
Macquarie Group Ltd.	323,586	17,318
Suncorp Group Ltd.	1,298,094	17,068
* Scentre Group	5,174,423	16,349
AMP Ltd.	2,963,014	14,957
Origin Energy Ltd.	1,096,489	14,441
Brambles Ltd.	1,571,332	13,603
Insurance Australia Group Ltd.	2,323,379	13,522
* Westfield Corp.	1,951,500	13,467
Transurban Group	1,815,727	13,039
Santos Ltd.	963,478	12,908
QBE Insurance Group Ltd.	1,207,576	12,206
Amcor Ltd.	1,220,226	11,679
Oil Search Ltd.	1,161,203	10,156
Aurizon Holdings Ltd.	2,078,024	9,595
Stockland	2,326,747	8,715
Goodman Group	1,729,250	8,478
AGL Energy Ltd.	556,753	7,589
Orica Ltd.	367,350	7,419
Fortescue Metals Group Ltd.	1,621,985	7,272
* Newcrest Mining Ltd.	722,722	7,220
Lend Lease Group	543,778	6,786
GPT Group	1,776,544	6,689
Sonic Healthcare Ltd.	399,134	6,676
Dexus Property Group	5,821,268	6,396
ASX Ltd.	190,994	6,379
Mirvac Group	3,714,248	6,213
Computershare Ltd.	498,538	6,016
Ramsay Health Care Ltd.	131,104	5,841
Crown Resorts Ltd.	382,316	5,721
APA Group	818,369	5,649
James Hardie Industries plc	444,144	5,516
Asciano Ltd.	989,480	5,493
Bendigo and Adelaide Bank Ltd.	440,512	5,183
Seek Ltd.	334,166	5,051
Coca-Cola Amatil Ltd.	544,346	4,642
Tatts Group Ltd.	1,404,712	4,613
Incitec Pivot Ltd.	1,644,954	4,502
CFS Retail Property Trust Group	2,130,977	4,271

	Sydney Airport	1,040,420	4,127
	Challenger Ltd.	548,601	4,063
	Bank of Queensland Ltd.	348,391	4,021
	Boral Ltd.	774,937	3,812
*	Alumina Ltd.	2,498,409	3,673
	WorleyParsons Ltd.	217,309	3,579
	Iluka Resources Ltd.	427,859	3,466
	Federation Centres	1,448,071	3,443
	Toll Holdings Ltd.	682,089	3,427
	Cochlear Ltd.	57,629	3,384
	Aristocrat Leisure Ltd.	620,825	3,257
*	BlueScope Steel Ltd.	559,977	3,218
	Caltex Australia Ltd.	136,592	3,107
	Treasury Wine Estates Ltd.	649,427	2,976
	Ansell Ltd.	153,115	2,688
	ALS Ltd.	373,818	2,680
	Echo Entertainment Group Ltd.	844,743	2,588
^	Flight Centre Travel Group Ltd.	56,820	2,479
	Metcash Ltd.	885,897	2,393
	Tabcorp Holdings Ltd.	738,908	2,388
	REA Group Ltd.	52,449	2,284
	SP AusNet	1,676,405	2,088
^	Leighton Holdings Ltd.	101,072	2,056
	Perpetual Ltd.	43,523	1,952
	Downer EDI Ltd.	430,635	1,921
	Australand Property Group	462,459	1,920
	DuluxGroup Ltd.	369,190	1,874
	IOOF Holdings Ltd.	230,850	1,853
	CSR Ltd.	506,242	1,761
	Orora Ltd.	1,204,450	1,622
	Adelaide Brighton Ltd.	441,909	1,490
	Harvey Norman Holdings Ltd.	524,462	1,488
*	Recall Holdings Ltd.	312,062	1,486
	TPG Telecom Ltd.	284,488	1,445
*	Qantas Airways Ltd.	1,150,013	1,409
	OZ Minerals Ltd.	316,032	1,344
	Fairfax Media Ltd.	1,685,805	1,327
	Platinum Asset Management Ltd.	224,311	1,319
	Seven West Media Ltd.	660,246	1,240
	Macquarie Atlas Roads Group	394,850	1,223
	Envestra Ltd.	944,884	1,136
*	Sims Metal Management Ltd.	97,340	1,067
	Goodman Fielder Ltd.	1,765,064	1,050
	Shopping Centres Australasia Property Group	628,156	1,032
	Arrium Ltd.	1,349,294	1,014
*,^ Whitehaven Coal Ltd.		610,163	952
*	Sims Metal Management Ltd. ADR	79,352	867
	GWA Group Ltd.	297,943	805
	New Hope Corp. Ltd.	254,227	702
	Nufarm Ltd.	171,496	685
^	Atlas Iron Ltd.	884,109	514
*	Newcrest Mining Ltd. ADR	51,388	511
*	Ten Network Holdings Ltd.	1,838,865	481
			1,146,099
Hong Kong (9.1%)
	AIA Group Ltd.	12,165,245	65,174
	Hutchison Whampoa Ltd.	2,028,531	27,518

Hong Kong Exchanges and Clearing Ltd.	1,162,297	26,036
Cheung Kong Holdings Ltd.	1,337,636	25,842
Sun Hung Kai Properties Ltd.	1,558,118	23,651
Sands China Ltd.	2,444,747	17,949
Galaxy Entertainment Group Ltd.	2,110,950	17,752
Jardine Matheson Holdings Ltd.	238,000	14,206
Hong Kong & China Gas Co. Ltd.	6,276,060	13,704
Link REIT	2,315,243	13,136
Hang Seng Bank Ltd.	774,341	13,118
CLP Holdings Ltd.	1,554,041	12,928
Wharf Holdings Ltd.	1,532,297	12,212
Power Assets Holdings Ltd.	1,341,316	11,981
BOC Hong Kong Holdings Ltd.	3,635,546	11,402
Want Want China Holdings Ltd.	6,680,000	9,122
Swire Pacific Ltd. Class A	643,625	8,287
Hongkong Land Holdings Ltd.	1,173,000	8,018
Jardine Strategic Holdings Ltd.	224,000	8,006
Li & Fung Ltd.	5,841,259	7,781
Henderson Land Development Co. Ltd.	1,143,460	7,253
Hang Lung Properties Ltd.	2,259,317	6,978
China Mengniu Dairy Co. Ltd.	1,371,000	6,637
New World Development Co. Ltd.	5,038,870	6,354
Bank of East Asia Ltd.	1,347,076	5,743
MTR Corp. Ltd.	1,415,917	5,563
Tingyi Cayman Islands Holding Corp.	1,916,000	5,425
Sino Land Co. Ltd.	2,998,300	5,158
SJM Holdings Ltd.	1,839,359	4,914
Wynn Macau Ltd.	1,058,440	4,510
Hang Lung Group Ltd.	812,000	4,355
Wheelock & Co. Ltd.	824,486	4,157
^ AAC Technologies Holdings Inc.	696,500	4,130
Samsonite International SA	1,273,173	3,945
Swire Properties Ltd.	1,181,015	3,850
Techtronic Industries Co.	1,251,000	3,750
^ Prada SPA	513,400	3,635
Cheung Kong Infrastructure Holdings Ltd.	505,215	3,559
Hysan Development Co. Ltd.	639,603	3,062
Esprit Holdings Ltd.	1,851,900	2,898
First Pacific Co. Ltd.	2,380,823	2,846
MGM China Holdings Ltd.	774,400	2,832
Yue Yuen Industrial Holdings Ltd.	842,519	2,816
^ Sun Art Retail Group Ltd.	2,241,500	2,792
ASM Pacific Technology Ltd.	242,428	2,575
NWS Holdings Ltd.	1,370,411	2,535
PCCW Ltd.	3,943,143	2,425
Kerry Properties Ltd.	654,858	2,390
Melco International Development Ltd.	793,000	2,356
Shangri-La Asia Ltd.	1,460,096	2,303
VTech Holdings Ltd.	160,500	1,986
* Semiconductor Manufacturing International Corp.	21,587,000	1,985
Cathay Pacific Airways Ltd.	1,047,548	1,979
Hopewell Holdings Ltd.	548,624	1,906
Television Broadcasts Ltd.	290,900	1,884
Chow Tai Fook Jewellery Group Ltd.	1,104,200	1,602
New World China Land Ltd.	2,612,000	1,561
* Global Brands Group Holding Ltd.	5,793,259	1,517
* Johnson Electric Holdings Ltd.	363,125	1,400

	Huabao International Holdings Ltd.	1,880,000	1,365
*	FIH Mobile Ltd.	2,195,000	1,235
	Cafe de Coral Holdings Ltd.	328,000	1,169
	L'Occitane International SA	442,750	1,138
	Xinyi Glass Holdings Ltd.	1,902,000	1,112
	Champion REIT	2,313,000	1,075
	Orient Overseas International Ltd.	200,324	1,066
	Uni-President China Holdings Ltd.	1,259,400	1,033
*,^ Macau Legend Development Ltd.		1,601,000	947
^	Shougang Fushan Resources Group Ltd.	3,610,000	942
*	Shun Tak Holdings Ltd.	1,838,000	938
	Great Eagle Holdings Ltd.	257,000	928
	Lifestyle International Holdings Ltd.	471,000	919
	Shui On Land Ltd.	3,404,166	913
	Kerry Logistics Network Ltd.	544,679	889
*	Brightoil Petroleum Holdings Ltd.	2,914,000	886
*,^ United Co. RUSAL plc		1,634,000	867
	Dah Sing Financial Holdings Ltd.	147,352	836
^	SA Sa International Holdings Ltd.	983,860	782
	Towngas China Co. Ltd.	675,929	778
	Dah Sing Banking Group Ltd.	370,056	661
	China Travel International Investment Hong Kong Ltd.	2,562,000	610
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		2,941,500	594
	Texwinca Holdings Ltd.	608,000	571
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,224,000	525
^	Xinyi Solar Holdings Ltd.	1,846,000	523
	Hopewell Highway Infrastructure Ltd.	925,500	476
	Kowloon Development Co. Ltd.	354,000	429
	Parkson Retail Group Ltd.	1,372,000	411
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	128,426	323
	Hutchison Harbour Ring Ltd.	2,492,000	189
			510,519
Japan (54.8%)
	Toyota Motor Corp.	2,674,571	157,907
	Mitsubishi UFJ Financial Group Inc.	14,284,624	84,241
	SoftBank Corp.	950,770	68,349
	Honda Motor Co. Ltd.	1,810,427	63,023
	Sumitomo Mitsui Financial Group Inc.	1,356,234	55,286
	Mizuho Financial Group Inc.	24,146,741	46,880
	Japan Tobacco Inc.	1,065,359	37,466
	Canon Inc.	1,142,717	37,384
	Hitachi Ltd.	4,681,258	36,284
	Takeda Pharmaceutical Co. Ltd.	781,691	35,655
	FANUC Corp.	198,176	34,251
	Seven & I Holdings Co. Ltd.	788,754	32,824
	KDDI Corp.	552,300	31,748
	Mitsubishi Estate Co. Ltd.	1,283,982	31,397
	Mitsui Fudosan Co. Ltd.	947,580	31,293
	East Japan Railway Co.	383,985	30,760
	Mitsubishi Corp.	1,453,134	30,620
	Astellas Pharma Inc.	2,255,070	30,580
	Mitsui & Co. Ltd.	1,747,600	28,027
	Central Japan Railway Co.	191,200	27,155
	Panasonic Corp.	2,148,690	26,791
	Mitsubishi Electric Corp.	2,001,954	26,429
	Shin-Etsu Chemical Co. Ltd.	416,455	26,415
	Nippon Steel & Sumitomo Metal Corp.	8,544,309	25,801

Nissan Motor Co. Ltd.	2,562,446	25,139
NTT DOCOMO Inc.	1,421,000	24,919
Nippon Telegraph & Telephone Corp.	374,244	24,851
Bridgestone Corp.	673,650	24,312
Tokio Marine Holdings Inc.	721,190	22,679
Nomura Holdings Inc.	3,533,694	22,310
Denso Corp.	482,886	22,273
Kao Corp.	532,477	21,898
Komatsu Ltd.	962,009	21,335
ORIX Corp.	1,308,840	21,153
Mitsubishi Heavy Industries Ltd.	3,239,743	21,119
Keyence Corp.	46,577	20,291
ITOCHU Corp.	1,567,797	19,962
Murata Manufacturing Co. Ltd.	202,119	19,267
Toshiba Corp.	4,165,424	18,526
Daikin Industries Ltd.	269,512	18,510
Sony Corp.	1,008,544	18,381
Sumitomo Realty & Development Co. Ltd.	442,539	18,272
Fuji Heavy Industries Ltd.	633,512	18,066
Fast Retailing Co. Ltd.	53,920	17,802
SMC Corp.	62,900	17,365
Sumitomo Mitsui Trust Holdings Inc.	3,869,819	16,840
Kubota Corp.	1,256,895	16,547
Dai-ichi Life Insurance Co. Ltd.	1,140,800	16,070
Kyocera Corp.	327,250	15,851
Sumitomo Corp.	1,138,138	14,998
Daiwa Securities Group Inc.	1,767,984	14,844
Nidec Corp.	225,628	14,694
Tokyo Gas Co. Ltd.	2,548,959	14,561
Hoya Corp.	440,302	14,256
Suzuki Motor Corp.	422,668	14,104
Fujitsu Ltd.	1,807,981	13,859
Inpex Corp.	932,000	13,813
Daiwa House Industry Co. Ltd.	654,805	13,292
FUJIFILM Holdings Corp.	463,472	13,230
Asahi Group Holdings Ltd.	435,621	13,138
Mazda Motor Corp.	537,591	12,917
Daiichi Sankyo Co. Ltd.	702,691	12,778
Secom Co. Ltd.	209,903	12,768
JX Holdings Inc.	2,445,523	12,575
Kirin Holdings Co. Ltd.	896,416	12,565
MS&AD Insurance Group Holdings Inc.	548,801	12,492
Otsuka Holdings Co. Ltd.	389,379	12,399
Nintendo Co. Ltd.	107,098	11,898
Marubeni Corp.	1,684,356	11,838
Eisai Co. Ltd.	279,368	11,834
Sumitomo Electric Industries Ltd.	775,121	11,361
Tokyo Electron Ltd.	173,413	11,328
JFE Holdings Inc.	520,807	10,992
* Olympus Corp.	301,536	10,850
Asahi Kasei Corp.	1,351,836	10,684
Resona Holdings Inc.	1,908,043	10,633
Toray Industries Inc.	1,569,857	10,626
NEC Corp.	2,631,284	10,159
Oriental Land Co. Ltd.	53,718	10,088
Omron Corp.	222,910	9,887
NKSJ Holdings Inc.	391,026	9,874

Daito Trust Construction Co. Ltd.	77,558	9,348
Shimano Inc.	79,798	9,316
Tokyu Corp.	1,283,409	9,227
Sumitomo Metal Mining Co. Ltd.	542,149	9,032
Dentsu Inc.	227,902	9,026
Isuzu Motors Ltd.	1,291,996	8,967
Ajinomoto Co. Inc.	571,706	8,788
West Japan Railway Co.	192,937	8,751
Yamato Holdings Co. Ltd.	407,561	8,490
T&D Holdings Inc.	669,061	8,397
Terumo Corp.	368,800	8,363
* Chubu Electric Power Co. Inc.	719,372	8,362
Osaka Gas Co. Ltd.	2,008,548	8,354
Toyota Industries Corp.	171,420	8,351
Ricoh Co. Ltd.	709,982	8,128
Ono Pharmaceutical Co. Ltd.	94,033	7,954
Shiseido Co. Ltd.	397,753	7,839
Aisin Seiki Co. Ltd.	200,329	7,780
^ Sekisui House Ltd.	577,335	7,577
Makita Corp.	127,927	7,567
Aeon Co. Ltd.	669,095	7,513
Chugai Pharmaceutical Co. Ltd.	225,257	7,497
Nitto Denko Corp.	167,066	7,456
Hankyu Hanshin Holdings Inc.	1,273,000	7,411
Unicharm Corp.	119,941	7,344
Bank of Yokohama Ltd.	1,272,462	7,240
* Kansai Electric Power Co. Inc.	786,814	7,187
Mitsubishi Motors Corp.	625,421	7,125
LIXIL Group Corp.	288,832	7,002
Shionogi & Co. Ltd.	321,673	6,945
Shizuoka Bank Ltd.	641,859	6,918
JGC Corp.	222,221	6,734
NSK Ltd.	473,736	6,665
IHI Corp.	1,435,720	6,639
NGK Insulators Ltd.	280,541	6,638
Kintetsu Corp.	1,809,927	6,591
NGK Spark Plug Co. Ltd.	219,081	6,550
Dai Nippon Printing Co. Ltd.	633,513	6,499
Toyota Tsusho Corp.	227,448	6,323
Odakyu Electric Railway Co. Ltd.	635,362	6,224
Japan Exchange Group Inc.	273,300	6,218
Asahi Glass Co. Ltd.	1,033,115	6,122
Yahoo Japan Corp.	1,344,000	6,081
Taisei Corp.	1,074,863	6,062
Kawasaki Heavy Industries Ltd.	1,555,357	6,051
Sysmex Corp.	154,284	5,989
TDK Corp.	124,487	5,972
Mitsubishi Chemical Holdings Corp.	1,363,979	5,970
Seiko Epson Corp.	139,300	5,963
Sumitomo Chemical Co. Ltd.	1,551,276	5,896
Yakult Honsha Co. Ltd.	111,015	5,866
* Tokyo Electric Power Co. Inc.	1,476,684	5,761
Tobu Railway Co. Ltd.	1,086,206	5,687
Chiba Bank Ltd.	780,129	5,679
Konica Minolta Inc.	530,353	5,662
Nikon Corp.	355,130	5,508
Rohm Co. Ltd.	96,433	5,436

	Tohoku Electric Power Co. Inc.	484,342	5,289
	Nippon Paint Co. Ltd.	229,000	5,277
*	Kyushu Electric Power Co. Inc.	470,444	5,224
	Sekisui Chemical Co. Ltd.	435,445	5,221
	MEIJI Holdings Co. Ltd.	71,615	5,133
	Shimizu Corp.	660,504	5,059
*,^ Sharp Corp.		1,608,829	5,011
	Obayashi Corp.	684,575	4,996
	Lawson Inc.	66,695	4,995
	Bandai Namco Holdings Inc.	197,054	4,987
	Keio Corp.	612,808	4,888
	NTT Data Corp.	127,500	4,855
	Kobe Steel Ltd.	2,981,957	4,854
	Santen Pharmaceutical Co. Ltd.	80,820	4,764
	Electric Power Development Co. Ltd.	147,579	4,755
	Suntory Beverage & Food Ltd.	126,200	4,729
	Yamaha Motor Co. Ltd.	283,047	4,689
	Toppan Printing Co. Ltd.	614,872	4,684
	Taiheiyo Cement Corp.	1,207,000	4,673
	Nippon Yusen KK	1,624,083	4,653
	Kuraray Co. Ltd.	353,313	4,628
	Mitsubishi Materials Corp.	1,268,508	4,611
	Brother Industries Ltd.	253,859	4,542
	Isetan Mitsukoshi Holdings Ltd.	365,080	4,524
	Hirose Electric Co. Ltd.	32,141	4,517
	Fukuoka Financial Group Inc.	868,041	4,441
	Keikyu Corp.	503,531	4,436
	Nippon Express Co. Ltd.	914,925	4,424
	Nissin Foods Holdings Co. Ltd.	79,847	4,387
	Nitori Holdings Co. Ltd.	77,582	4,358
	Kansai Paint Co. Ltd.	255,442	4,281
	Mitsui OSK Lines Ltd.	1,140,811	4,227
	Minebea Co. Ltd.	351,000	4,176
^	Casio Computer Co. Ltd.	248,172	4,176
	Kikkoman Corp.	190,642	4,175
	Chugoku Electric Power Co. Inc.	314,013	4,175
	Stanley Electric Co. Ltd.	155,641	4,037
	Kajima Corp.	861,362	4,005
	NH Foods Ltd.	195,466	4,001
	Sega Sammy Holdings Inc.	201,191	3,980
	JTEKT Corp.	229,466	3,973
	TOTO Ltd.	315,078	3,949
	Asics Corp.	186,032	3,948
	Aozora Bank Ltd.	1,160,676	3,944
	Oji Holdings Corp.	958,521	3,858
	Shinsei Bank Ltd.	1,797,373	3,801
	Joyo Bank Ltd.	711,338	3,785
	Hino Motors Ltd.	273,309	3,780
	USS Co. Ltd.	216,260	3,778
	Suruga Bank Ltd.	193,396	3,771
	Trend Micro Inc.	104,858	3,733
	Kyowa Hakko Kirin Co. Ltd.	271,386	3,728
	Daihatsu Motor Co. Ltd.	209,957	3,727
^	Nagoya Railroad Co. Ltd.	876,000	3,666
	Amada Co. Ltd.	375,193	3,644
	Rinnai Corp.	39,207	3,570
	Tokyu Fudosan Holdings Corp.	465,355	3,530

Tokyo Tatemono Co. Ltd.	410,000	3,502
Hulic Co. Ltd.	296,500	3,492
JSR Corp.	200,443	3,456
Koito Manufacturing Co. Ltd.	124,555	3,413
J Front Retailing Co. Ltd.	502,380	3,385
Bank of Kyoto Ltd.	372,363	3,382
Taisho Pharmaceutical Holdings Co. Ltd.	46,623	3,319
Japan Airlines Co. Ltd.	60,046	3,317
Hamamatsu Photonics KK	70,522	3,315
Mitsubishi Tanabe Pharma Corp.	227,736	3,308
Hisamitsu Pharmaceutical Co. Inc.	82,340	3,280
Daicel Corp.	323,473	3,265
Yaskawa Electric Corp.	250,055	3,259
Credit Saison Co. Ltd.	161,475	3,177
Nomura Research Institute Ltd.	100,084	3,151
Yokogawa Electric Corp.	249,896	3,147
^ Seibu Holdings Inc.	143,275	3,144
^ Yamada Denki Co. Ltd.	881,340	3,128
Iyo Bank Ltd.	308,498	3,125
Fuji Electric Co. Ltd.	603,783	3,113
Hitachi Metals Ltd.	190,407	3,096
Don Quijote Holdings Co. Ltd.	56,600	3,058
Hachijuni Bank Ltd.	491,828	3,024
Benesse Holdings Inc.	79,247	2,985
Toyo Suisan Kaisha Ltd.	97,996	2,972
Keisei Electric Railway Co. Ltd.	287,404	2,946
THK Co. Ltd.	122,032	2,937
ANA Holdings Inc.	1,186,143	2,935
Toho Co. Ltd.	120,333	2,919
Ryohin Keikaku Co. Ltd.	23,900	2,885
Mitsubishi UFJ Lease & Finance Co. Ltd.	514,390	2,881
Alfresa Holdings Corp.	48,258	2,881
M3 Inc.	178,200	2,876
Sony Financial Holdings Inc.	175,024	2,866
FamilyMart Co. Ltd.	63,765	2,864
Toho Gas Co. Ltd.	514,518	2,843
Shimadzu Corp.	296,596	2,839
Hiroshima Bank Ltd.	582,000	2,824
Nisshin Seifun Group Inc.	241,440	2,820
Ebara Corp.	452,000	2,806
MISUMI Group Inc.	88,000	2,805
Gunma Bank Ltd.	476,081	2,801
Mitsubishi Gas Chemical Co. Inc.	429,921	2,794
Hokuhoku Financial Group Inc.	1,354,000	2,780
Sumitomo Heavy Industries Ltd.	568,153	2,777
Air Water Inc.	173,281	2,771
Chugoku Bank Ltd.	179,609	2,760
Yamaha Corp.	179,239	2,731
Toyo Seikan Group Holdings Ltd.	174,773	2,722
Kurita Water Industries Ltd.	118,378	2,720
Miraca Holdings Inc.	58,585	2,711
Nissan Chemical Industries Ltd.	147,800	2,709
Nabtesco Corp.	119,865	2,708
Shimamura Co. Ltd.	27,153	2,693
Takashimaya Co. Ltd.	288,494	2,653
Tosoh Corp.	603,000	2,646
Sumitomo Rubber Industries Ltd.	182,490	2,643

Seven Bank Ltd.	657,140	2,637
Hakuhodo DY Holdings Inc.	251,150	2,637
Citizen Holdings Co. Ltd.	329,748	2,622
Marui Group Co. Ltd.	271,442	2,619
^ Taiyo Nippon Sanso Corp.	292,728	2,567
Yamaguchi Financial Group Inc.	246,864	2,529
NTN Corp.	523,000	2,521
Hoshizaki Electric Co. Ltd.	49,500	2,520
Mitsui Chemicals Inc.	929,190	2,505
GS Yuasa Corp.	389,999	2,504
AEON Financial Service Co. Ltd.	109,870	2,504
SBI Holdings Inc.	213,820	2,495
TonenGeneral Sekiyu KK	283,713	2,478
Keihan Electric Railway Co. Ltd.	568,000	2,471
Hokuriku Electric Power Co.	190,834	2,471
Teijin Ltd.	990,175	2,452
Suzuken Co. Ltd.	76,848	2,450
Yokohama Rubber Co. Ltd.	280,000	2,424
Obic Co. Ltd.	67,900	2,410
Iida Group Holdings Co. Ltd.	160,900	2,397
Alps Electric Co. Ltd.	172,700	2,397
NOK Corp.	116,156	2,372
Nippon Electric Glass Co. Ltd.	418,752	2,346
Ibiden Co. Ltd.	117,383	2,346
Otsuka Corp.	51,426	2,343
Aeon Mall Co. Ltd.	99,555	2,333
COMSYS Holdings Corp.	125,900	2,330
Konami Corp.	98,549	2,288
Kakaku.com Inc.	133,700	2,263
Mitsubishi Logistics Corp.	148,831	2,257
Nippon Kayaku Co. Ltd.	178,000	2,256
Nomura Real Estate Holdings Inc.	120,278	2,235
Showa Shell Sekiyu KK	198,022	2,233
Dowa Holdings Co. Ltd.	239,000	2,224
Kamigumi Co. Ltd.	232,148	2,220
Haseko Corp.	278,500	2,211
Showa Denko KK	1,518,499	2,209
MediPal Holdings Corp.	173,484	2,186
Calbee Inc.	73,400	2,180
Sojitz Corp.	1,281,418	2,180
Hitachi Construction Machinery Co. Ltd.	106,432	2,172
Mabuchi Motor Co. Ltd.	27,201	2,145
Sankyo Co. Ltd.	54,017	2,102
Nippon Shokubai Co. Ltd.	163,000	2,089
* Shikoku Electric Power Co. Inc.	158,244	2,087
Pigeon Corp.	36,300	2,085
Chiyoda Corp.	175,123	2,073
Idemitsu Kosan Co. Ltd.	101,092	2,066
Coca-Cola East Japan Co. Ltd.	77,100	2,061
Kobayashi Pharmaceutical Co. Ltd.	33,000	2,046
Kewpie Corp.	113,300	2,039
Kaneka Corp.	337,995	2,033
Sawai Pharmaceutical Co. Ltd.	35,800	2,029
Tsuruha Holdings Inc.	35,200	2,021
Zeon Corp.	202,000	1,995
Sumitomo Dainippon Pharma Co. Ltd.	160,938	1,967
Glory Ltd.	58,200	1,940

^	Advantest Corp.	173,287	1,935
	Kawasaki Kisen Kaisha Ltd.	907,000	1,934
	77 Bank Ltd.	371,000	1,932
	Ezaki Glico Co. Ltd.	104,000	1,931
	Sugi Holdings Co. Ltd.	44,800	1,921
	Nishi-Nippon City Bank Ltd.	733,839	1,905
	Ube Industries Ltd.	1,082,936	1,869
	Hitachi Chemical Co. Ltd.	106,166	1,867
	Maruichi Steel Tube Ltd.	67,014	1,855
	Yamazaki Baking Co. Ltd.	146,435	1,853
	NHK Spring Co. Ltd.	189,196	1,853
	Azbil Corp.	73,300	1,844
	Nippon Paper Industries Co. Ltd.	105,348	1,842
	Park24 Co. Ltd.	100,100	1,836
	DIC Corp.	793,000	1,817
^	Sanrio Co. Ltd.	62,050	1,788
	Sotetsu Holdings Inc.	446,000	1,770
	Japan Airport Terminal Co. Ltd.	52,100	1,764
	Hitachi High-Technologies Corp.	65,380	1,754
	Takara Holdings Inc.	190,000	1,746
	Daido Steel Co. Ltd.	362,087	1,692
	Tokai Tokyo Financial Holdings Inc.	243,000	1,692
	Seino Holdings Co. Ltd.	157,000	1,688
	Denki Kagaku Kogyo KK	450,927	1,685
	Tsumura & Co.	68,372	1,644
*	Hokkaido Electric Power Co. Inc.	188,493	1,633
	Kaken Pharmaceutical Co. Ltd.	72,000	1,609
	Mitsui Mining & Smelting Co. Ltd.	540,000	1,603
	Fujikura Ltd.	323,000	1,598
	Sapporo Holdings Ltd.	371,000	1,594
	Rohto Pharmaceutical Co. Ltd.	101,000	1,563
*,^ Acom Co. Ltd.		396,700	1,562
	Japan Steel Works Ltd.	361,865	1,555
	Mitsui Engineering & Shipbuilding Co. Ltd.	763,000	1,553
*	Aiful Corp.	288,800	1,552
	Nishi-Nippon Railroad Co. Ltd.	385,000	1,548
	Ushio Inc.	129,684	1,548
	Disco Corp.	23,800	1,537
	Nisshinbo Holdings Inc.	152,000	1,534
	Sumitomo Forestry Co. Ltd.	130,100	1,533
	Lion Corp.	263,000	1,530
	Square Enix Holdings Co. Ltd.	74,915	1,529
	Shiga Bank Ltd.	258,000	1,528
	Toyoda Gosei Co. Ltd.	74,903	1,521
	Sohgo Security Services Co. Ltd.	66,800	1,518
	Nagase & Co. Ltd.	122,900	1,509
	Century Tokyo Leasing Corp.	47,000	1,509
	Sundrug Co. Ltd.	33,600	1,508
	Furukawa Electric Co. Ltd.	693,600	1,467
	Toyobo Co. Ltd.	900,000	1,457
	OKUMA Corp.	157,000	1,444
	H2O Retailing Corp.	174,000	1,442
	Sumitomo Osaka Cement Co. Ltd.	398,000	1,431
^	Dena Co. Ltd.	110,451	1,425
	Oracle Corp. Japan	33,568	1,422
	Okasan Securities Group Inc.	193,000	1,412
	Temp Holdings Co. Ltd.	44,500	1,411

Yamato Kogyo Co. Ltd.	43,217	1,405
Nichirei Corp.	296,000	1,404
DMG Mori Seiki Co. Ltd.	109,800	1,396
House Foods Group Inc.	76,500	1,379
^ Ito En Ltd.	56,400	1,375
Aoyama Trading Co. Ltd.	53,800	1,371
Anritsu Corp.	142,700	1,360
Wacoal Holdings Corp.	126,000	1,331
Resorttrust Inc.	63,700	1,316
Nexon Co. Ltd.	135,600	1,308
Start Today Co. Ltd.	49,200	1,303
Cosmo Oil Co. Ltd.	650,046	1,303
Kose Corp.	31,200	1,298
Matsumotokiyoshi Holdings Co. Ltd.	39,500	1,297
UNY Group Holdings Co. Ltd.	218,000	1,296
Juroku Bank Ltd.	350,000	1,293
Keiyo Bank Ltd.	254,000	1,280
Awa Bank Ltd.	224,000	1,270
Daishi Bank Ltd.	344,000	1,265
^ Kagome Co. Ltd.	75,500	1,264
* Nippon Sheet Glass Co. Ltd.	906,000	1,261
Izumi Co. Ltd.	41,000	1,253
Nissan Shatai Co. Ltd.	76,700	1,235
Hitachi Capital Corp.	46,300	1,234
SKY Perfect JSAT Holdings Inc.	208,000	1,233
Autobacs Seven Co. Ltd.	75,300	1,232
SCSK Corp.	44,500	1,231
ABC-Mart Inc.	22,787	1,231
Kinden Corp.	108,431	1,212
Taiyo Yuden Co. Ltd.	112,700	1,202
KYORIN Holdings Inc.	57,700	1,189
Shimachu Co. Ltd.	51,200	1,187
K's Holdings Corp.	41,100	1,175
Senshu Ikeda Holdings Inc.	229,200	1,168
Japan Petroleum Exploration Co.	30,879	1,168
NTT Urban Development Corp.	106,400	1,159
Nisshin Steel Co. Ltd.	85,300	1,152
North Pacific Bank Ltd.	278,300	1,137
San-In Godo Bank Ltd.	159,000	1,131
Itochu Techno-Solutions Corp.	25,266	1,130
Musashino Bank Ltd.	33,000	1,125
Jafco Co. Ltd.	28,800	1,112
Kagoshima Bank Ltd.	168,000	1,105
Maeda Road Construction Co. Ltd.	63,000	1,097
Nanto Bank Ltd.	266,000	1,096
Higo Bank Ltd.	205,000	1,096
Lintec Corp.	52,900	1,079
Cosmos Pharmaceutical Corp.	8,800	1,078
^ Shochiku Co. Ltd.	114,000	1,073
Tokai Rika Co. Ltd.	51,100	1,066
Canon Marketing Japan Inc.	51,700	1,053
Coca-Cola West Co. Ltd.	63,024	1,050
Rengo Co. Ltd.	227,000	1,037
Hikari Tsushin Inc.	14,100	1,032
Hokkoku Bank Ltd.	304,000	1,023
Toda Corp.	237,000	1,015
Matsui Securities Co. Ltd.	107,500	1,009

	Calsonic Kansei Corp.	152,000	1,000
	Hyakugo Bank Ltd.	249,000	999
^	Sumco Corp.	108,201	996
	Dainippon Screen Manufacturing Co. Ltd.	213,000	982
^	Fukuyama Transporting Co. Ltd.	175,000	981
	Hyakujushi Bank Ltd.	274,000	964
	TS Tech Co. Ltd.	33,800	963
	Onward Holdings Co. Ltd.	133,000	948
	Kissei Pharmaceutical Co. Ltd.	39,400	937
	Capcom Co. Ltd.	51,300	937
	Mochida Pharmaceutical Co. Ltd.	13,500	921
	Heiwa Corp.	39,000	919
	Nippon Television Holdings Inc.	53,100	903
^	Nipro Corp.	104,100	891
	KYB Co. Ltd.	193,000	876
	Nippo Corp.	50,000	875
	Exedy Corp.	29,500	871
	FP Corp.	25,000	848
	Toshiba TEC Corp.	124,000	813
	Asatsu-DK Inc.	31,800	813
	Pola Orbis Holdings Inc.	19,000	789
^	Gree Inc.	97,979	774
	Fuji Media Holdings Inc.	47,600	760
	Komeri Co. Ltd.	29,800	696
^	Toyota Boshoku Corp.	61,409	695
*	Orient Corp.	282,800	689
	Takata Corp.	33,300	662
	Hitachi Transport System Ltd.	42,600	645
	Shinko Electric Industries Co. Ltd.	64,800	576
	Kandenko Co. Ltd.	102,000	554
	PanaHome Corp.	73,000	541
	NS Solutions Corp.	15,900	459
	Sumitomo Real Estate Sales Co. Ltd.	15,300	444
	Tokyo Broadcasting System Holdings Inc.	37,200	430
	Toppan Forms Co. Ltd.	43,300	423
	TV Asahi Holdings Corp.	20,800	368
	Tokai Rubber Industries Ltd.	36,500	361
	Mitsubishi Shokuhin Co. Ltd.	13,500	329
*	Aplus Financial Co. Ltd.	91,000	134
			3,084,981
New Zealand (0.5%)
	Fletcher Building Ltd.	693,646	5,339
	Telecom Corp. of New Zealand Ltd.	1,827,756	4,403
*	Auckland International Airport Ltd.	899,227	2,907
	Ryman Healthcare Ltd.	408,267	2,798
	SKY Network Television Ltd.	386,210	2,206
	Fisher & Paykel Healthcare Corp. Ltd.	540,357	2,177
	SKYCITY Entertainment Group Ltd.	577,433	1,839
	Contact Energy Ltd.	368,650	1,731
*,^ Xero Ltd.		76,183	1,604
	Kiwi Income Property Trust	1,052,084	1,050
	Air New Zealand Ltd.	503,055	843
	Vector Ltd.	244,450	537
	Warehouse Group Ltd.	148,408	399
			27,833

Singapore (3.8%)
	DBS Group Holdings Ltd.	1,754,779	25,566
	Singapore Telecommunications Ltd.	7,377,109	23,994
	United Overseas Bank Ltd.	1,199,267	23,144
	Oversea-Chinese Banking Corp. Ltd.	2,735,594	21,832
	Keppel Corp. Ltd.	1,443,358	12,651
	CapitaLand Ltd.	2,568,558	7,078
	Global Logistic Properties Ltd.	3,032,773	6,751
	Genting Singapore plc	6,158,597	6,567
	Wilmar International Ltd.	2,136,303	5,578
^	Singapore Press Holdings Ltd.	1,603,417	5,328
	City Developments Ltd.	598,713	5,057
	Singapore Technologies Engineering Ltd.	1,570,055	4,768
	Singapore Exchange Ltd.	833,260	4,701
	Noble Group Ltd.	3,909,304	4,425
	Singapore Airlines Ltd.	510,226	4,213
	ComfortDelGro Corp. Ltd.	2,024,980	4,185
	CapitaMall Trust	2,618,112	4,125
	Sembcorp Industries Ltd.	901,820	3,949
	Hutchison Port Holdings Trust	5,100,639	3,795
	Ascendas REIT	1,990,894	3,715
	Jardine Cycle & Carriage Ltd.	99,621	3,702
	Suntec REIT	2,389,000	3,423
^	Sembcorp Marine Ltd.	843,666	2,792
	Golden Agri-Resources Ltd.	6,499,163	2,774
	CapitaCommercial Trust	1,955,000	2,607
	UOL Group Ltd.	464,717	2,462
	Keppel Land Ltd.	719,575	2,093
	StarHub Ltd.	594,567	2,026
	Singapore Post Ltd.	1,430,000	2,011
	Yangzijiang Shipbuilding Holdings Ltd.	2,105,210	1,830
	Venture Corp. Ltd.	245,000	1,591
^	Olam International Ltd.	477,000	941
	M1 Ltd.	303,000	908
	SMRT Corp. Ltd.	710,000	898
	SIA Engineering Co. Ltd.	223,000	829
*,^ Neptune Orient Lines Ltd.		885,000	672
^	Yanlord Land Group Ltd.	648,000	626
	Wing Tai Holdings Ltd.	381,000	601
^	COSCO Corp. Singapore Ltd.	961,001	549
	Indofood Agri Resources Ltd.	402,000	311
			215,068
South Korea (11.3%)
	Samsung Electronics Co. Ltd.	108,327	140,198
	Hyundai Motor Co.	154,827	36,652
	POSCO	74,877	24,332
*	SK Hynix Inc.	537,871	23,403
	Shinhan Financial Group Co. Ltd.	459,407	22,689
	Hyundai Mobis	67,634	20,204
	NAVER Corp.	27,484	19,625
	Kia Motors Corp.	260,638	15,301
	KB Financial Group Inc.	390,495	15,254
	LG Chem Ltd.	44,208	12,371
	Hana Financial Group Inc.	295,146	11,886
	KT&G Corp.	122,141	11,799
	Samsung Fire & Marine Insurance Co. Ltd.	39,221	10,750
	Korea Electric Power Corp.	258,424	10,664

SK Telecom Co. Ltd.	40,149	10,306
Samsung Life Insurance Co. Ltd.	100,914	10,272
Samsung C&T Corp.	125,685	8,920
Samsung SDI Co. Ltd.	55,571	8,557
LG Electronics Inc.	109,300	8,097
* LG Display Co. Ltd.	227,958	7,483
Hyundai Heavy Industries Co. Ltd.	44,621	6,433
SK Innovation Co. Ltd.	61,702	6,146
LG Corp.	91,341	6,117
Amorepacific Corp.	3,201	5,494
Hyundai Steel Co.	66,825	5,091
Coway Co. Ltd.	56,554	4,875
Samsung Heavy Industries Co. Ltd.	179,684	4,827
E-Mart Co. Ltd.	21,026	4,721
Hyundai Engineering & Construction Co. Ltd.	72,702	4,432
SK Holdings Co. Ltd.	26,092	4,419
LG Household & Health Care Ltd.	9,447	4,387
Korea Zinc Co. Ltd.	10,665	4,270
KT Corp.	128,875	4,157
Hankook Tire Co. Ltd.	74,997	4,105
Hyundai Glovis Co. Ltd.	15,770	4,024
Woori Finance Holdings Co. Ltd.	296,222	3,991
Kangwon Land Inc.	114,698	3,803
BS Financial Group Inc.	230,932	3,688
SK C&C Co. Ltd.	22,443	3,660
Lotte Shopping Co. Ltd.	11,467	3,536
Samsung Electro-Mechanics Co. Ltd.	56,175	3,423
Orion Corp.	3,730	3,399
Industrial Bank of Korea	212,988	3,158
KCC Corp.	5,232	3,080
Samsung Securities Co. Ltd.	61,726	2,910
^ OCI Co. Ltd.	18,342	2,882
Hyundai Wia Corp.	15,771	2,865
Dongbu Insurance Co. Ltd.	48,861	2,766
AMOREPACIFIC Group	3,046	2,615
Lotte Chemical Corp.	15,007	2,530
^ Celltrion Inc.	65,600	2,517
Daelim Industrial Co. Ltd.	27,572	2,467
CJ CheilJedang Corp.	7,565	2,435
GS Holdings	51,834	2,358
Hyundai Development Co-Engineering & Construction	63,350	2,352
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	95,698	2,271
Hyundai Department Store Co. Ltd.	15,931	2,269
S-Oil Corp.	42,145	2,253
NCSoft Corp.	14,952	2,239
CJ Corp.	14,763	2,081
Samsung Engineering Co. Ltd.	30,488	2,043
DGB Financial Group Inc.	124,086	2,014
LG Uplus Corp.	211,810	1,948
Daewoo Securities Co. Ltd.	190,299	1,912
Samsung Techwin Co. Ltd.	40,501	1,898
* Daewoo Engineering & Construction Co. Ltd.	196,951	1,894
* Cheil Worldwide Inc.	88,693	1,856
Hyundai Marine & Fire Insurance Co. Ltd.	61,600	1,821
Korea Investment Holdings Co. Ltd.	40,660	1,819
Hyosung Corp.	24,675	1,792
^ Daum Communications Corp.	13,391	1,711

	SK Networks Co. Ltd.			154,828	1,685
	Lotte Confectionery Co. Ltd.			822	1,675
^	Halla Visteon Climate Control Corp.			33,714	1,663
	Daewoo International Corp.			46,160	1,662
*	Doosan Infracore Co. Ltd.			131,410	1,652
	Korea Gas Corp.			27,385	1,630
^	GS Engineering & Construction Corp.			42,879	1,621
	Samsung Card Co. Ltd.			34,270	1,595
	Shinsegae Co. Ltd.			6,983	1,580
	S-1 Corp.			21,223	1,579
^	Kumho Petro chemical Co. Ltd.			17,907	1,561
	Mando Corp.			12,525	1,526
	Hanwha Corp.			53,110	1,505
	Hanwha Life Insurance Co. Ltd.			220,030	1,461
	Hanwha Chemical Corp.			80,780	1,406
	Doosan Heavy Industries & Construction Co. Ltd.			48,220	1,404
	Yuhan Corp.			7,921	1,357
^	Hyundai Mipo Dockyard			10,336	1,225
	LS Corp.			17,063	1,202
	Woori Investment & Securities Co. Ltd.			109,720	1,193
	Mirae Asset Securities Co. Ltd.			24,370	1,099
	LG Hausys Ltd.			5,927	1,085
	Lotte Chilsung Beverage Co. Ltd.			597	1,073
	Doosan Corp.			8,909	1,065
*	Korean Air Lines Co. Ltd.			29,170	1,011
*,^ CJ Korea Express Co. Ltd.				7,153	937
*,^ NHN Entertainment Corp.				12,529	860
	NongShim Co. Ltd.			3,301	837
^	Hyundai Securities Co. Ltd.			107,270	824
	Samsung Fine Chemicals Co. Ltd.			18,299	766
*,^ Hyundai Merchant Marine Co. Ltd.				68,449	685
	SKC Co. Ltd.			18,950	663
^	Hyundai Hysco Co. Ltd.			7,988	639
^	Hite Jinro Co. Ltd.			27,040	595
*,^ Hanjin Shipping Co. Ltd.				106,757	574
^	KEPCO Engineering & Construction Co. Inc.			9,660	536
	Hyundai Securities Co. Ltd. Preference Shares			66,690	504
*	KNB Financial Group Co. Ltd.			34,349	463
	Dongkuk Steel Mill Co. Ltd.			48,327	369
*	KJB Financial Group Co. Ltd.			22,477	267
					639,551
Total Common Stocks (Cost $6,091,476)					5,624,051
		Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund		0.118%		81,130,145	81,130

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes		0.090%	10/10/14	3,000	3,000
Total Temporary Cash Investments (Cost $84,130)					84,130

Total Investments (101.3%) (Cost $6,175,606)	5,708,181
Other Assets and Liabilities-Net (-1.3%)[3]	(74,700)
Net Assets (100%)	5,633,481

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,516,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $75,717,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Pacific Stock Index Fund

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,378	5,622,673	—
Temporary Cash Investments	81,130	3,000	—
Futures Contracts—Assets[1]	2	—	—
Forward Currency Contracts—Assets	—	142	—
Forward Currency Contracts—Liabilities	—	(137)	—
Total	82,510	5,625,678	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are

Pacific Stock Index Fund

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	September 2014	44	5,530	420
S&P ASX 200 Index	September 2014	24	3,107	218
				638

At July 31, 2014 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/17/14	JPY	1,203,682	USD	11,818	(114)
Bank of America NA	9/23/14	AUD	11,235	USD	10,422	(22)
UBS AG	9/23/14	AUD	119	USD	112	(1)
Goldman Sachs International	9/23/14	USD	3,416	AUD	3,650	37
Deutsche Bank AG	9/17/14	USD	2,140	JPY	217,600	24
UBS AG	9/17/14	USD	1,985	JPY	201,760	23
BNP Paribas	9/23/14	USD	1,635	AUD	1,755	11
Bank of America NA	9/23/14	USD	1,382	AUD	1,482	10
Citi Bank NA	9/23/14	USD	1,297	AUD	1,383	16
Bank of America NA	9/17/14	USD	1,247	JPY	127,323	9
Morgan Stanley Capital
Services Inc.	9/17/14	USD	990	JPY	100,600	12
						5
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $541,000 in connection with amounts due to the fund for open forward currency contracts.

E. At July 31, 2014, the cost of investment securities for tax purposes was $6,189,956,000. Net unrealized depreciation of investment securities for tax purposes was $481,775,000, consisting of unrealized gains of $691,383,000 on securities that had risen in value since their purchase and $1,173,158,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Austria (0.4%)
Erste Group Bank AG	733,678	18,840
OMV AG	362,393	14,575
Voestalpine AG	282,163	12,417
Andritz AG	181,955	9,849
Raiffeisen Bank International AG	292,300	8,027
IMMOFINANZ AG	2,376,207	7,494
Vienna Insurance Group AG Wiener Versicherung Gruppe	95,851	4,758
^ Verbund AG	163,032	3,066
* BUWOG AG	126,303	2,432
Telekom Austria AG	166,932	1,601
Strabag SE	41,262	1,106
		84,165
Belgium (1.8%)
Anheuser-Busch InBev NV	1,999,462	215,810
* KBC Groep NV	690,131	37,409
UCB SA	304,679	27,947
Solvay SA Class A	141,490	22,846
Groupe Bruxelles Lambert SA	194,860	19,380
Ageas	527,586	18,936
Delhaize Group SA	255,168	16,652
Umicore SA	272,587	13,174
Belgacom SA	354,245	11,576
Colruyt SA	177,187	8,581
* Telenet Group Holding NV	117,265	6,268
		398,579
Denmark (2.4%)
Novo Nordisk A/S Class B	4,880,339	224,653
Danske Bank A/S	1,967,011	56,828
AP Moeller - Maersk A/S Class B	16,838	39,255
Novozymes A/S	587,873	29,070
Carlsberg A/S Class B	265,357	25,389
* Vestas Wind Systems A/S	559,021	25,205
Coloplast A/S Class B	250,268	21,161
Pandora A/S	302,825	20,722
TDC A/S	2,018,623	20,364
AP Moeller - Maersk A/S Class A	8,110	18,200
DSV A/S	422,797	13,352
Chr Hansen Holding A/S	220,822	9,130
^ FLSmidth & Co. A/S	120,081	6,142
Tryg A/S	58,758	5,920
* William Demant Holding A/S	63,279	5,502
H Lundbeck A/S	148,877	3,412
Rockwool International A/S Class B	16,238	2,708
		527,013
Finland (1.3%)
^ Nokia Oyj	9,368,553	74,222
Sampo Oyj Class A	1,179,511	58,593
^ Kone Oyj Class B	954,181	40,122

Fortum Oyj	1,118,976	28,774
UPM-Kymmene Oyj	1,335,140	21,761
Wartsila OYJ Abp	392,033	19,744
Metso Oyj	336,056	13,183
Stora Enso Oyj	1,425,458	12,808
Nokian Renkaat Oyj	332,311	11,506
Kesko Oyj Class B	164,956	6,274
Neste Oil Oyj	323,215	5,973
Valmet Oyj	332,936	3,479
		296,439
France (14.0%)
Total SA	5,090,799	328,333
Sanofi	2,865,966	300,904
BNP Paribas SA	2,446,230	162,318
Schneider Electric SE	1,365,921	115,772
AXA SA	4,747,160	109,066
Air Liquide SA	856,138	108,948
LVMH Moet Hennessy Louis Vuitton SA	628,256	108,075
L'Oreal SA	595,363	100,534
Danone SA	1,353,230	97,746
GDF Suez	3,555,409	91,676
Societe Generale SA	1,788,353	89,781
Vinci SA	1,175,706	81,140
Airbus Group NV	1,388,853	80,582
Vivendi SA	3,186,088	79,966
Orange SA	4,514,451	70,694
Pernod Ricard SA	491,139	55,004
Cie de St-Gobain	1,112,975	54,154
Cie Generale des Etablissements Michelin	469,112	51,462
Carrefour SA	1,453,170	50,185
Essilor International SA	492,026	48,066
Kering	184,771	39,557
Renault SA	466,568	38,950
Safran SA	660,871	38,838
Legrand SA	668,688	37,083
Lafarge SA	458,456	35,684
Credit Agricole SA	2,511,796	33,978
Publicis Groupe SA	462,976	33,591
SES SA	747,192	27,483
Cap Gemini SA	367,940	26,681
Technip SA	269,605	24,905
* Alcatel-Lucent	6,907,364	24,180
Valeo SA	194,991	23,364
Christian Dior SA	129,676	22,587
Sodexo	226,536	22,515
Dassault Systemes	316,840	21,262
Electricite de France SA	655,436	21,173
Accor SA	431,378	20,891
* Alstom SA	540,653	19,445
Veolia Environnement SA	1,056,328	18,710
Bouygues SA	449,075	17,691
Casino Guichard Perrachon SA	144,014	17,358
Iliad SA	58,193	16,017
Edenred	500,493	15,644
Groupe Eurotunnel SA	1,138,506	15,067
Zodiac Aerospace	478,742	14,990
Natixis	2,298,210	14,851

	AtoS	187,382	14,632
	Thales SA	253,957	14,444
	Eutelsat Communications SA	407,705	14,067
	Bureau Veritas SA	544,741	14,050
*	Peugeot SA	929,550	13,864
	Arkema SA	147,578	13,683
	Aeroports de Paris	97,498	13,355
	STMicroelectronics NV	1,588,722	13,226
	Vallourec SA	292,473	12,943
	Rexel SA	653,100	12,655
	Suez Environnement Co.	626,982	11,702
	Klepierre	244,634	11,573
	SCOR SE	345,236	11,106
	Wendel SA	77,133	10,119
	Societe BIC SA	68,174	9,399
	ICADE	89,011	8,595
	Fonciere Des Regions	84,705	8,499
	Lagardere SCA	283,904	8,452
	Bollore SA	13,587	8,385
	CNP Assurances	403,412	7,926
	Eurazeo SA	98,202	7,381
	Hermes International	20,626	7,128
	Eiffage SA	103,398	6,702
	Gecina SA	45,793	6,540
	Imerys SA	83,549	6,524
	JCDecaux SA	163,475	5,610
	SEB SA	66,324	5,376
^	Remy Cointreau SA	58,558	4,791
*	Numericable Group SA	82,555	4,567
*	CGG SA	419,974	4,346
	Societe Television Francaise 1	273,441	4,033
^,* Air France-KLM		370,643	4,005
	Euler Hermes Group	34,146	3,985
	Ipsen SA	87,780	3,901
	BioMerieux	34,569	3,596
			3,138,061
Germany (13.3%)
	Bayer AG	2,070,803	273,155
	Siemens AG	1,986,611	245,342
	BASF SE	2,314,301	239,519
	Daimler AG	2,392,913	197,462
	Allianz SE	1,140,550	189,888
	SAP SE	2,240,919	176,120
	Deutsche Telekom AG	7,681,374	124,652
	Deutsche Bank AG	3,450,949	118,018
	Bayerische Motoren Werke AG	814,545	97,030
	Linde AG	463,276	94,490
	Volkswagen AG Preference Shares	384,791	89,364
	E.ON SE	4,590,028	86,653
	Muenchener Rueckversicherungs AG	373,026	79,147
	Deutsche Post AG	2,382,258	76,220
	Continental AG	270,617	58,282
	Fresenius SE & Co. KGaA	328,298	49,094
	Henkel AG & Co. KGaA Preference Shares	436,091	48,494
	RWE AG	1,207,208	48,468
	adidas AG	523,502	41,454
	Fresenius Medical Care AG & Co. KGaA	531,324	36,831

Porsche Automobil Holding SE Preference Shares	384,677	35,956
* Commerzbank AG	2,370,433	34,059
Deutsche Boerse AG	458,834	33,218
Infineon Technologies AG	2,811,388	30,978
* ThyssenKrupp AG	1,065,225	30,007
Merck KGaA	324,528	28,698
Henkel AG & Co. KGaA	293,828	27,972
HeidelbergCement AG	349,928	25,958
Beiersdorf AG	249,171	22,459
ProSiebenSat.1 Media AG	529,737	22,211
Brenntag AG	129,290	20,758
GEA Group AG	442,242	19,844
Volkswagen AG	74,188	17,109
Symrise AG	300,632	15,742
Deutsche Wohnen AG	723,364	15,652
K&S AG	480,242	14,716
LANXESS AG	228,680	14,531
* QIAGEN NV	589,170	14,388
Hannover Rueck SE	148,715	12,695
Hugo Boss AG	83,489	11,980
* Metro AG	330,822	11,921
United Internet AG	282,892	11,310
MTU Aero Engines AG	128,324	11,040
MAN SE	87,869	10,434
Deutsche Lufthansa AG	571,887	10,088
* Sky Deutschland AG	1,113,889	10,019
* OSRAM Licht AG	211,813	8,556
Bilfinger SE	95,813	7,796
Kabel Deutschland Holding AG	51,544	7,364
Fuchs Petrolub SE Preference Shares	174,610	7,007
Evonik Industries AG	177,045	6,517
TUI AG	424,513	5,992
Fraport AG Frankfurt Airport Services Worldwide	90,338	5,937
Axel Springer SE	103,045	5,802
Telefonica Deutschland Holding AG	690,323	5,397
Hochtief AG	63,402	5,317
Wacker Chemie AG	37,912	4,388
Fielmann AG	31,788	4,013
Celesio AG	110,718	3,787
Fuchs Petrolub SE	88,910	3,557
Talanx AG	97,945	3,487
Software AG	137,579	3,442
^ Suedzucker AG	193,846	3,396
^ Puma SE	6,659	1,699
		2,976,880
Greece (0.2%)
* National Bank of Greece SA	3,874,956	12,336
* Piraeus Bank SA	5,059,672	10,631
* Alpha Bank AE	9,817,850	7,845
* Hellenic Telecommunications Organization SA ADR	667,561	4,526
* Hellenic Telecommunications Organization SA	241,204	3,306
Hellenic Petroleum SA	169,875	1,330
		39,974
Ireland (0.4%)
Kerry Group plc Class A	364,569	27,077
* Bank of Ireland	68,852,912	24,194

*	Ryanair Holdings plc ADR	331,061	17,543
	Smurfit Kappa Group plc	579,215	12,570
*	Ryanair Holdings plc	36,593	335
^,* Irish Bank Resolution Corp. Ltd.		2,503,596	—
			81,719
Italy (3.8%)
	Eni SPA	6,176,363	157,165
	Enel SPA	16,246,331	92,491
	Intesa Sanpaolo SPA (Registered)	29,504,065	87,617
	UniCredit SPA	11,178,070	87,202
	Assicurazioni Generali SPA	3,159,501	65,949
	Snam SPA	5,270,643	31,070
*	Telecom Italia SPA (Registered)	26,002,587	29,963
	Atlantia SPA	1,000,895	26,490
	Tenaris SA	1,180,180	25,406
	Luxottica Group SPA	433,348	23,908
	CNH Industrial NV	2,303,258	21,259
*	Fiat SPA	2,130,163	20,444
	Terna Rete Elettrica Nazionale SPA	3,539,804	18,617
	Unione di Banche Italiane SCpA	2,146,527	17,672
*	Saipem SPA	623,970	14,534
	Banco Popolare SC	912,495	14,092
	Telecom Italia SPA (Bearer)	15,047,932	14,070
	Pirelli & C. SPA	834,607	12,447
	Prysmian SPA	525,013	11,164
	Enel Green Power SPA	3,920,263	10,843
*	Mediobanca SPA	1,197,693	10,557
	Exor SPA	243,625	9,327
*	Finmeccanica SPA	950,502	8,757
*	Mediaset SPA	1,680,049	6,665
	Davide Campari-Milano SPA	690,928	5,390
	Mediolanum SPA	643,739	4,892
^	GTECH SPA	168,213	4,043
	Salvatore Ferragamo SPA	119,669	3,291
	Buzzi Unicem SPA	183,006	2,968
	Parmalat SPA	764,561	2,527
			840,820
Netherlands (4.2%)
	Unilever NV	3,903,827	160,668
*	ING Groep NV	9,678,112	125,697
	ASML Holding NV	835,930	78,838
	Koninklijke Philips NV	2,291,593	70,629
	Unibail-Rodamco SE	243,522	65,371
	Akzo Nobel NV	598,280	43,091
	Koninklijke Ahold NV	2,277,964	39,720
	Aegon NV	4,777,112	38,741
	Heineken NV	545,521	38,321
	ArcelorMittal	2,509,460	38,106
	Reed Elsevier NV	1,577,022	35,500
	Koninklijke DSM NV	435,579	30,091
*	Koninklijke KPN NV	7,783,685	24,890
	Wolters Kluwer NV	738,953	20,474
^	Gemalto NV	197,264	19,266
	Ziggo NV	358,964	16,188
	Heineken Holding NV	243,341	15,493
	Randstad Holding NV	268,277	13,299

	Koninklijke Boskalis Westminster NV	187,090	9,992
	TNT Express NV	1,149,175	9,260
	Corio NV	169,998	9,031
^,* OCI		209,719	8,014
*	Altice SA	137,184	7,872
	Koninklijke Vopak NV	164,874	7,632
	Fugro NV	196,638	7,572
*	SBM Offshore NV	459,115	6,165
			939,921
Norway (1.2%)
	Statoil ASA	2,393,271	68,387
	DNB ASA	2,681,831	47,526
	Telenor ASA	1,733,165	39,885
^	Seadrill Ltd.	879,458	31,597
	Yara International ASA	438,460	20,034
	Norsk Hydro ASA	3,360,170	19,921
	Orkla ASA	1,947,078	17,624
	Subsea 7 SA	706,972	11,802
	Schibsted ASA	205,645	9,928
	Gjensidige Forsikring ASA	431,126	8,313
	Aker Solutions ASA	377,983	5,578
			280,595
Portugal (0.3%)
	EDP - Energias de Portugal SA	6,362,021	29,794
	Galp Energia SGPS SA	950,661	16,874
	Jeronimo Martins SGPS SA	603,285	7,886
	EDP Renovaveis SA	506,203	3,570
^	Portugal Telecom SGPS SA	1,448,698	3,127
*	Banco Espirito Santo SA	8,371,877	2,247
			63,498
Spain (5.5%)
*	Banco Santander SA	29,475,612	296,153
	Banco Bilbao Vizcaya Argentaria SA	14,737,317	181,163
	Telefonica SA	10,093,849	164,557
	Iberdrola SA	12,904,911	96,010
*	Inditex SA	2,652,695	77,494
	Repsol SA	2,522,703	62,911
	Amadeus IT Holding SA	990,415	38,974
	Banco de Sabadell SA	8,776,719	28,491
	Abertis Infraestructuras SA	1,296,571	28,418
*	CaixaBank SA	4,629,824	27,840
	Gas Natural SDG SA	772,269	23,727
*	Banco Popular Espanol SA	3,873,339	23,638
^	Red Electrica Corp. SA	270,139	23,213
*	Bankia SA	11,555,526	22,638
	Ferrovial SA	1,008,776	21,136
	Grifols SA	417,768	18,857
*	ACS Actividades de Construccion y Servicios SA	425,363	18,601
	Enagas SA	504,365	16,780
	Bankinter SA	1,740,025	15,025
	Distribuidora Internacional de Alimentacion SA	1,459,268	12,096
	Mapfre SA	2,556,522	9,833
	Endesa SA	207,030	7,976
	Zardoya Otis SA	443,859	6,789
*	Acciona SA	63,269	5,188
*	Mediaset Espana Comunicacion SA	443,868	5,177

^,* Acerinox SA		195,214	3,249
	Corp Financiera Alba SA	43,855	2,680
			1,238,614
Sweden (4.5%)
	Nordea Bank AB	7,960,396	106,755
	Hennes & Mauritz AB Class B	2,375,178	97,101
	Telefonaktiebolaget LM Ericsson Class B	7,464,232	92,944
	Swedbank AB Class A	2,620,041	67,119
	Svenska Handelsbanken AB Class A	1,202,524	57,914
	Skandinaviska Enskilda Banken AB Class A	3,651,100	48,877
	Volvo AB Class B	3,812,713	46,548
	Atlas Copco AB Class A	1,554,928	46,391
	Investor AB Class B	1,130,494	40,640
	TeliaSonera AB	5,398,461	40,433
	Assa Abloy AB Class B	785,867	38,614
	Svenska Cellulosa AB SCA Class B	1,459,665	35,946
	Sandvik AB	2,710,269	34,093
	Atlas Copco AB Class B	979,007	26,420
	SKF AB	1,042,629	24,577
	Investment AB Kinnevik	511,809	21,244
	Hexagon AB Class B	637,493	19,769
	Skanska AB Class B	898,034	18,660
	Alfa Laval AB	787,945	17,893
	Swedish Match AB	495,218	16,210
	Electrolux AB Class B	557,336	13,823
	Boliden AB	687,325	11,135
	Getinge AB	450,356	11,016
^	Elekta AB Class B	894,419	10,960
*	Lundin Petroleum AB	539,303	9,666
	Industrivarden AB Class A	486,259	9,471
	Tele2 AB	775,368	9,459
	Securitas AB Class B	753,480	8,761
	Industrivarden AB	410,801	7,636
	Husqvarna AB	890,898	7,027
	Modern Times Group AB Class B	136,678	5,325
	Holmen AB	124,419	4,190
	Ratos AB	486,882	3,972
	Melker Schorling AB	25,315	1,208
			1,011,797
Switzerland (13.4%)
	Nestle SA	7,987,369	591,385
	Roche Holding AG	1,760,774	510,987
	Novartis AG	5,832,862	507,451
	UBS AG	8,842,451	151,927
	ABB Ltd.	5,788,321	133,119
*	Cie Financiere Richemont SA	1,247,828	118,409
	Credit Suisse Group AG	3,991,347	108,276
	Zurich Insurance Group AG	369,815	107,435
	Syngenta AG	229,813	81,412
	Swiss Re AG	858,214	72,955
	Holcim Ltd.	570,803	45,674
	Swatch Group AG (Bearer)	75,650	40,343
	Givaudan SA	23,032	37,671
	Transocean Ltd.	867,417	34,856
	Adecco SA	440,581	32,955
	Geberit AG	94,264	31,586

Swisscom AG	56,606	31,428
Actelion Ltd.	254,344	30,548
SGS SA	12,721	27,712
Julius Baer Group Ltd.	546,996	23,205
Sika AG	5,236	20,368
Sonova Holding AG	129,735	20,129
Aryzta AG	208,546	18,863
Swiss Life Holding AG	73,308	16,952
Kuehne & Nagel International AG	126,779	16,907
Schindler Holding AG	112,029	16,742
Lindt & Spruengli AG (Regular)	254	15,831
Lonza Group AG	128,681	14,270
Baloise Holding AG	118,323	14,247
Clariant AG	671,741	12,506
Swatch Group AG (Registered)	120,614	12,078
Lindt & Spruengli AG	2,235	11,610
Galenica AG	12,400	11,165
Partners Group Holding AG	44,274	11,098
Swiss Prime Site AG	137,528	10,914
PSP Swiss Property AG	99,153	8,766
Schindler Holding AG (Registered)	53,126	7,869
Sulzer AG	59,302	7,842
EMS-Chemie Holding AG	17,973	7,744
GAM Holding AG	397,328	7,192
Pargesa Holding SA	72,438	6,131
Barry Callebaut AG	4,795	5,896
DKSH Holding AG	66,652	4,810
Banque Cantonale Vaudoise	6,811	3,627
		3,002,891
United Kingdom (33.1%)
HSBC Holdings plc	47,762,882	512,064
BP plc	46,217,695	376,386
Royal Dutch Shell plc Class A	7,975,716	327,930
GlaxoSmithKline plc	12,177,706	293,468
British American Tobacco plc	4,732,652	277,251
Royal Dutch Shell plc Class B	6,141,165	264,450
AstraZeneca plc	3,163,426	230,983
Vodafone Group plc	66,560,230	221,653
Diageo plc	6,314,242	189,632
BHP Billiton plc	5,287,773	180,377
Rio Tinto plc	3,127,344	178,741
* Lloyds Banking Group plc	135,470,718	168,889
BG Group plc	8,532,198	168,249
Barclays plc	41,034,762	155,551
Prudential plc	6,386,333	146,783
Glencore plc	24,066,848	145,428
Reckitt Benckiser Group plc	1,614,982	142,567
National Grid plc	9,337,295	132,994
Unilever plc	3,020,066	130,487
BT Group plc	19,706,039	129,014
SABMiller plc	2,366,146	128,841
Shire plc	1,471,065	121,081
Standard Chartered plc	5,062,455	104,984
Imperial Tobacco Group plc	2,410,309	104,352
Anglo American plc London Shares	3,276,250	87,987
Tesco plc	20,091,446	87,172
Rolls-Royce Holdings plc	4,691,643	81,899

Royal Dutch Shell plc Class A (Amsterdam Shares)	1,879,936	77,308
* Compass Group plc	4,227,563	68,887
Centrica plc	12,737,410	66,368
WPP plc	3,332,183	66,333
Aviva plc	7,381,479	62,468
SSE plc	2,444,238	60,028
Legal & General Group plc	14,679,264	57,911
BAE Systems plc	7,898,573	56,925
ARM Holdings plc	3,488,858	49,669
Reed Elsevier plc	2,875,872	46,232
Experian plc	2,491,236	42,627
Next plc	371,451	42,395
Associated British Foods plc	871,552	40,799
Old Mutual plc	12,267,358	40,357
Pearson plc	2,035,647	39,156
Smith & Nephew plc	2,250,964	38,739
British Sky Broadcasting Group plc	2,601,815	38,512
Standard Life plc	5,981,263	37,690
Land Securities Group plc	1,975,153	34,653
Wolseley plc	662,589	34,496
Capita plc	1,637,121	33,149
ITV plc	9,395,489	32,980
Whitbread plc	451,101	32,667
* Royal Bank of Scotland Group plc	5,358,366	31,938
British Land Co. plc	2,537,043	30,015
Kingfisher plc	5,941,218	30,008
Marks & Spencer Group plc	4,088,542	29,595
Tullow Oil plc	2,271,167	27,846
CRH plc (XDUB)	1,135,535	26,504
Burberry Group plc	1,108,981	26,370
United Utilities Group plc	1,712,389	25,666
Johnson Matthey plc	512,384	25,531
InterContinental Hotels Group plc	591,477	23,997
GKN plc	4,078,842	23,468
Babcock International Group plc	1,247,813	23,061
Weir Group plc	532,795	22,996
Bunzl plc	832,941	22,326
Smiths Group plc	984,211	21,120
Randgold Resources Ltd.	230,985	19,889
Severn Trent plc	598,728	19,532
* RSA Insurance Group plc	2,522,218	19,499
Friends Life Group Ltd.	3,409,027	19,064
Ashtead Group plc	1,261,445	18,923
J Sainsbury plc	3,519,296	18,550
Direct Line Insurance Group plc	3,749,093	17,996
Hammerson plc	1,766,330	17,861
Travis Perkins plc	621,628	17,503
Intertek Group plc	402,576	17,381
Meggitt plc	2,023,682	17,328
* Aggreko plc	598,040	17,318
Sage Group plc	2,751,842	17,092
Aberdeen Asset Management plc	2,461,574	17,089
CRH plc (XLON)	711,516	16,559
G4S plc	3,904,014	16,520
Carnival plc	457,959	16,497
IMI plc	684,941	16,337
Mondi plc	920,913	16,129

	Persimmon plc	758,864	15,983
	St. James's Place plc	1,281,574	15,665
	London Stock Exchange Group plc	471,853	15,391
	3i Group plc	2,411,591	15,317
	WM Morrison Supermarkets plc	5,392,985	15,307
	Taylor Wimpey plc	8,096,177	15,133
	Rexam plc	1,761,034	14,845
	Barratt Developments plc	2,456,031	14,408
*	International Consolidated Airlines Group SA (London Shares)	2,549,367	14,171
	AMEC plc	739,882	14,163
	Cobham plc	2,696,178	13,303
	Inmarsat plc	1,065,144	13,065
	William Hill plc	2,197,837	13,027
	Berkeley Group Holdings plc	315,946	13,007
^	Intu Properties plc	2,240,166	12,381
*	Informa plc	1,504,113	12,342
	Tate & Lyle plc	1,171,036	12,294
	Antofagasta plc	889,673	12,106
	Admiral Group plc	493,145	12,100
	Melrose Industries plc	2,697,737	11,949
	Petrofac Ltd.	646,196	11,908
	Croda International plc	334,357	11,825
	easyJet plc	539,422	11,757
	Drax Group plc	992,444	11,675
	Coca-Cola HBC AG	495,157	11,601
	John Wood Group plc	911,222	11,486
	Schroders plc (Voting Shares)	282,906	11,367
	Segro plc	1,853,918	11,167
	Royal Mail plc	1,562,535	10,970
	Investec plc	1,248,070	10,795
	Hargreaves Lansdown plc	546,109	9,415
	Daily Mail & General Trust plc	664,766	9,372
	Rentokil Initial plc	4,545,757	9,064
	Serco Group plc	1,383,038	8,440
	ICAP plc	1,332,733	7,794
	TUI Travel plc	1,259,724	7,690
*,2 Merlin Entertainments plc		1,228,573	7,331
*	Sports Direct International plc	613,284	6,891
	Fresnillo plc	420,678	6,575
^	Ashmore Group plc	987,724	5,872
*	Polyus Gold International Ltd.	1,687,386	5,267
	Vedanta Resources plc	255,491	4,507
	Polymetal International plc	503,153	4,279
*	Lonmin plc	1,095,002	4,199
	Schroders plc	123,459	3,854
			7,408,128
Total Common Stocks (Cost $23,059,075)			22,329,094

	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund	0.118%		117,208,498	117,208

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 Fannie Mae Discount Notes	0.060%	9/3/14	1,500	1,500
[5,6,7]Freddie Mac Discount Notes	0.065%	9/10/14	6,500	6,500
				8,000
Total Temporary Cash Investments (Cost $125,208)				125,208
Total Investments (100.4%) (Cost $23,184,283)				22,454,302
Other Assets and Liabilities-Net (-0.4%)[4]				(93,031)
Net Assets (100%)				22,361,271

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $108,105,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $117,208,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $2,500,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $868,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

European Stock Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,069	22,307,025	—
Temporary Cash Investments	117,208	8,000	—
Futures Contracts—Liabilities[1]	(478)	—	—
Forward Currency Contracts—Assets	—	1,646	—
Forward Currency Contracts—Liabilities	—	(1,839)	—
Total	138,799	22,314,832	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to

European Stock Index Fund

fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	September 2014	181	20,421	(357)
Dow Jones EURO STOXX 50 Index	September 2014	473	19,739	(1,412)
				(1,769)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

European Stock Index Fund

At July 31, 2014 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	9/24/14	EUR	88,923	USD	120,788	(1,692)
Bank of America NA	9/24/14	GBP	23,261	USD	39,402	(147)
BNP Paribas	9/24/14	USD	100,007	EUR	73,544	1,508
Morgan Stanley Capital
Services Inc.	9/24/14	USD	18,909	GBP	11,123	138
						(193)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At July 31, 2014 the counterparty had deposited in segregated accounts securities with a value of $1,235,000 in connection with amounts due to the fund for open forward currency contracts.

E. At July 31, 2014, the cost of investment securities for tax purposes was $23,192,828,000. Net unrealized depreciation of investment securities for tax purposes was $738,526,000, consisting of unrealized gains of $1,886,784,000 on securities that had risen in value since their purchase and $2,625,310,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Brazil (13.2%)
Itau Unibanco Holding SA ADR	25,889,235	398,694
Itau Unibanco Holding SA Preference Shares	25,237,448	390,450
Petroleo Brasileiro SA Preference Shares	45,960,486	386,929
Petroleo Brasileiro SA	47,001,197	372,695
AMBEV SA	52,307,955	361,285
BRF SA	12,519,964	306,274
Banco Bradesco SA ADR	19,888,207	303,892
Banco Bradesco SA Preference Shares	19,181,786	292,620
Petroleo Brasileiro SA ADR	16,914,801	284,507
Vale SA Class B Pfd. ADR	19,100,520	244,487
Cielo SA	13,234,760	242,090
Itausa - Investimentos Itau SA Preference Shares	57,796,678	241,759
AMBEV SA ADR	34,380,597	236,882
Vale SA Preference Shares	18,303,786	235,015
Banco do Brasil SA	15,817,885	193,266
Kroton Educacional SA	6,917,870	184,233
Vale SA	12,408,412	178,025
Vale SA Class B ADR	12,271,099	176,090
BM&FBovespa SA	32,987,749	176,080
Petroleo Brasileiro SA ADR Series A	11,021,993	175,691
Ultrapar Participacoes SA	7,079,095	163,034
BB Seguridade Participacoes SA	11,038,178	161,042
Banco Bradesco SA	9,317,971	145,309
CCR SA	15,938,776	125,332
BRF SA ADR	3,576,760	87,631
Itau Unibanco Holding SA	5,450,429	79,808
Telefonica Brasil SA Preference Shares	3,711,232	74,593
Grupo BTG Pactual	4,745,064	73,955
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	72,354
Lojas Renner SA	2,323,472	70,152
Cia Energetica de Minas Gerais Preference Shares	8,444,689	68,749
BR Malls Participacoes SA	7,876,999	68,050
Embraer SA	6,851,882	65,083
Souza Cruz SA	6,890,279	63,960
WEG SA	5,254,850	63,000
Lojas Americanas SA Preference Shares	9,631,767	61,346
Banco Santander Brasil SA Brazil ADR	9,073,830	60,976
Banco Santander Brasil SA	8,558,092	57,488
Embraer SA ADR	1,500,882	57,094
CETIP SA - Mercados Organizados	4,052,899	56,700
Tractebel Energia SA	3,772,801	56,523
Cia Brasileira de Distribuicao ADR	1,161,500	56,008
* Hypermarcas SA	6,839,790	54,537
Gerdau SA Preference Shares	9,135,462	53,756
Natura Cosmeticos SA	3,274,339	50,989
JBS SA	13,576,306	49,967
Tim Participacoes SA	8,948,742	47,411
* Klabin SA	9,079,930	45,425
Bradespar SA Preference Shares	4,345,963	44,058

Cia Energetica de Sao Paulo Preference Shares	3,421,886	43,634
Totvs SA	2,511,929	43,391
^ Cia Siderurgica Nacional SA ADR	8,412,004	41,808
Localiza Rent a Car SA	2,582,023	41,108
Cia Energetica de Minas Gerais ADR	4,996,993	41,075
Gerdau SA ADR	6,816,215	40,079
Raia Drogasil SA	4,715,925	39,432
* Fibria Celulose SA	4,003,340	39,297
CPFL Energia SA	4,441,502	38,762
Metalurgica Gerdau SA Preference Shares Class A	5,306,191	37,749
Cosan SA Industria e Comercio	2,151,101	35,243
Oi SA Preference Shares	54,053,622	35,023
Telefonica Brasil SA ADR	1,729,999	34,859
Multiplan Empreendimentos Imobiliarios SA	1,451,439	34,483
ALL - America Latina Logistica SA	8,842,266	33,908
M Dias Branco SA	825,117	33,841
Tim Participacoes SA ADR	1,247,788	33,216
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,438,368	30,601
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,270,898	29,203
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,623,378	27,049
Sul America SA	4,385,055	26,383
Porto Seguro SA	1,860,848	25,533
Cia Siderurgica Nacional SA	5,027,948	25,375
Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	24,397
^ Cia Paranaense de Energia ADR	1,514,179	23,530
Cia Hering	2,431,533	22,635
EcoRodovias Infraestrutura e Logistica SA	3,677,199	22,205
BR Properties SA	3,453,720	21,358
EDP - Energias do Brasil SA	4,541,421	21,218
Suzano Papel e Celulose SA Preference Shares Class A	5,180,400	20,094
Duratex SA	5,379,615	19,847
MRV Engenharia e Participacoes SA	5,816,066	18,663
Lojas Americanas SA	3,232,941	16,943
Oi SA	22,535,289	15,098
Centrais Eletricas Brasileiras SA	5,397,752	14,870
AES Tiete SA Preference Shares	1,777,496	14,541
Transmissora Alianca de Energia Eletrica SA	1,560,986	14,064
Centrais Eletricas Brasileiras SA Preference Shares	2,821,151	13,542
Cia Energetica de Minas Gerais	1,638,434	13,375
Multiplus SA	906,035	13,231
Gerdau SA	2,461,576	11,696
Light SA	1,152,753	10,823
CPFL Energia SA ADR	522,161	9,153
Braskem SA ADR	722,923	8,971
Braskem SA Preference Shares	1,397,378	8,641
* Usinas Siderurgicas de Minas Gerais SA	2,213,944	7,172
Guararapes Confeccoes SA	162,220	7,142
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	562,828	7,132
AES Tiete SA	992,105	6,848
Centrais Eletricas Brasileiras SA ADR Preference Shares	1,378,336	6,630
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	273,619	6,346
Cia Paranaense de Energia Preference Shares	384,978	5,973
Arteris SA	768,891	5,914
Cia Paranaense de Energia	382,500	4,127
Oi SA ADR Preference Shares	5,955,699	3,931
* Fibria Celulose SA ADR	269,506	2,657
^ Centrais Eletricas Brasileiras SA ADR	595,104	1,654

Oi SA ADR	875,337	606
* Cia de Transmissao de Energia Eletrica Paulista Rights Exp. 8/19/14	34,097	54
		8,751,427
Chile (1.5%)
Empresas COPEC SA	6,841,141	83,800
SACI Falabella	8,646,267	68,851
Enersis SA ADR	4,021,543	67,803
Cencosud SA	20,939,449	65,443
* Latam Airlines Group	4,942,143	58,213
Enersis SA	163,962,717	55,269
Banco de Chile	439,310,056	54,642
Empresa Nacional de Electricidad SA ADR	1,148,697	51,083
Empresas CMPC SA	20,190,866	45,342
Banco de Credito e Inversiones	771,442	43,370
Empresa Nacional de Electricidad SA	26,717,495	39,672
Banco Santander Chile ADR	1,539,305	39,145
Corpbanca SA	3,090,289,795	36,422
Aguas Andinas SA Class A	56,556,912	35,666
Banco Santander Chile	544,089,640	34,555
Cia Cervecerias Unidas SA	2,906,706	32,843
Colbun SA	126,856,898	32,768
Sociedad Matriz Banco de Chile Class B	90,590,455	27,667
Sociedad Quimica y Minera de Chile SA ADR	997,459	27,660
ENTEL Chile SA	2,151,499	26,058
AES Gener SA	48,282,604	24,121
CAP SA	1,423,361	19,357
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	18,421
Embotelladora Andina SA Preference Shares	4,546,975	16,116
* Latam Airlines Group SA	739,267	8,488
* Latam Airlines Group SA ADR	335,113	3,927
		1,016,702
China (21.5%)
* Tencent Holdings Ltd.	85,179,860	1,383,300
China Mobile Ltd.	96,567,567	1,055,160
China Construction Bank Corp.	1,338,236,913	1,023,912
Industrial & Commercial Bank of China Ltd.	1,335,696,003	910,968
Bank of China Ltd.	1,393,645,177	666,008
CNOOC Ltd.	298,460,252	527,937
PetroChina Co. Ltd.	391,345,479	507,211
China Petroleum & Chemical Corp.	473,381,372	463,442
China Life Insurance Co. Ltd.	137,377,470	407,994
Ping An Insurance Group Co. of China Ltd.	35,357,988	300,437
China Overseas Land & Investment Ltd.	75,520,276	229,643
Agricultural Bank of China Ltd.	455,616,065	220,723
China Shenhua Energy Co. Ltd.	63,100,425	185,542
China Merchants Bank Co. Ltd.	84,912,905	171,604
China Telecom Corp. Ltd.	299,463,683	168,791
China Pacific Insurance Group Co. Ltd.	40,902,594	160,652
Lenovo Group Ltd.	112,114,109	152,933
China Unicom Hong Kong Ltd.	83,160,248	145,273
Hengan International Group Co. Ltd.	13,573,400	145,212
Belle International Holdings Ltd.	96,258,500	119,229
China Minsheng Banking Corp. Ltd.	112,627,741	116,343
Bank of Communications Co. Ltd.	148,193,345	113,547
China Resources Power Holdings Co. Ltd.	35,183,048	98,284
Dongfeng Motor Group Co. Ltd.	55,188,744	98,003

	ENN Energy Holdings Ltd.	13,674,400	96,722
	Brilliance China Automotive Holdings Ltd.	49,746,700	93,483
	China CITIC Bank Corp. Ltd.	140,540,719	93,055
	PICC Property & Casualty Co. Ltd.	54,172,601	87,594
	Kunlun Energy Co. Ltd.	50,955,230	86,544
	China Oilfield Services Ltd.	33,967,800	84,557
^	Byd Co. Ltd.	12,666,781	83,854
^	Anhui Conch Cement Co. Ltd.	22,276,552	83,343
	Beijing Enterprises Holdings Ltd.	9,415,000	81,985
	China Resources Land Ltd.	33,813,200	78,800
	Great Wall Motor Co. Ltd.	19,104,000	78,594
	China Merchants Holdings International Co. Ltd.	20,652,610	69,607
	China Resources Enterprise Ltd.	22,379,860	68,103
	China Everbright International Ltd.	48,170,000	64,309
*	GCL-Poly Energy Holdings Ltd.	197,360,000	63,714
	China Communications Construction Co. Ltd.	83,854,504	63,461
	Huaneng Power International Inc.	57,020,978	63,296
	China Longyuan Power Group Corp.	61,447,800	62,436
	Tsingtao Brewery Co. Ltd.	7,054,000	57,474
^	CITIC Pacific Ltd.	28,808,674	57,452
	China National Building Material Co. Ltd.	55,694,960	55,529
	China Gas Holdings Ltd.	27,955,900	53,933
	Shimao Property Holdings Ltd.	23,119,957	53,158
	Sinopharm Group Co. Ltd.	17,960,100	52,629
*	China Vanke Co. Ltd.	23,532,241	52,105
	China State Construction International Holdings Ltd.	29,054,872	51,163
	New China Life Insurance Co. Ltd.	13,594,119	49,235
	Jiangxi Copper Co. Ltd.	25,278,898	48,195
	Guangzhou Automobile Group Co. Ltd.	42,280,584	47,466
^	China Coal Energy Co. Ltd.	77,723,800	46,713
	Guangdong Investment Ltd.	41,598,080	46,650
^	Evergrande Real Estate Group Ltd.	107,351,785	46,532
	Beijing Enterprises Water Group Ltd.	70,992,000	46,140
	COSCO Pacific Ltd.	30,321,788	45,564
	Sino Biopharmaceutical Ltd.	50,148,373	42,982
	Haitong Securities Co. Ltd.	24,698,000	40,938
	Weichai Power Co. Ltd.	9,308,820	40,563
	Sihuan Pharmaceutical Holdings Group Ltd.	65,917,000	40,410
	Country Garden Holdings Co. Ltd.	78,958,662	40,168
	Sino-Ocean Land Holdings Ltd.	68,631,802	40,083
	CITIC Securities Co. Ltd.	15,985,700	39,903
	Haier Electronics Group Co. Ltd.	13,956,000	39,853
^	Kingsoft Corp. Ltd.	13,486,000	39,629
	China Railway Group Ltd.	73,319,408	39,211
	China Resources Gas Group Ltd.	12,304,100	38,701
	GOME Electrical Appliances Holding Ltd.	223,091,805	37,656
	Chongqing Changan Automobile Co. Ltd. Class B	16,509,911	35,746
	Longfor Properties Co. Ltd.	24,560,580	35,304
	China Railway Construction Corp. Ltd.	36,819,265	35,290
*,^ Aluminum Corp. of China Ltd.		75,957,220	34,915
	Shandong Weigao Group Medical Polymer Co. Ltd.	33,949,800	34,824
	Geely Automobile Holdings Ltd.	84,517,300	33,982
	Fosun International Ltd.	26,824,237	33,930
*,^ China Cinda Asset Management Co. Ltd.		57,769,000	32,924
	Zhuzhou CSR Times Electric Co. Ltd.	9,523,000	32,569
*	China Taiping Insurance Holdings Co. Ltd.	14,857,507	32,321
	Shenzhou International Group Holdings Ltd.	10,115,065	31,844

	CSR Corp. Ltd.	34,393,377	30,760
^	Zijin Mining Group Co. Ltd.	117,819,680	30,601
^	Yanzhou Coal Mining Co. Ltd.	37,437,320	30,597
	Zhejiang Expressway Co. Ltd.	27,844,704	30,081
2	People's Insurance Co. Group of China Ltd.	68,079,000	29,983
	CSPC Pharmaceutical Group Ltd.	38,373,497	29,806
	Jiangsu Expressway Co. Ltd.	23,978,139	29,145
	Shanghai Industrial Holdings Ltd.	8,744,445	29,103
*,^ China Huishan Dairy Holdings Co. Ltd.		126,687,365	28,657
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,771,298	27,608
	Datang International Power Generation Co. Ltd.	54,364,568	26,961
	ANTA Sports Products Ltd.	16,138,000	26,525
	Chongqing Rural Commercial Bank	53,365,461	26,395
	Kingboard Chemical Holdings Ltd.	12,534,671	26,303
	Guangzhou R&F Properties Co. Ltd.	17,693,300	25,941
^	China Resources Cement Holdings Ltd.	35,472,686	25,615
	China Everbright Ltd.	16,404,010	25,311
	Shanghai Electric Group Co. Ltd.	56,987,756	25,284
2	Sinopec Engineering Group Co. Ltd.	22,130,772	25,231
*	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,434,000	24,483
	China International Marine Containers Group Co. Ltd.	11,169,498	24,357
	SOHO China Ltd.	28,945,506	24,334
	Haitian International Holdings Ltd.	10,379,000	24,314
^	ZTE Corp.	11,628,328	24,295
	Nine Dragons Paper Holdings Ltd.	29,007,000	23,867
	AviChina Industry & Technology Co. Ltd.	40,568,000	23,402
	Far East Horizon Ltd.	30,471,010	23,366
	China Communications Services Corp. Ltd.	46,841,973	22,829
*,^ China COSCO Holdings Co. Ltd.		49,142,500	21,193
	Sinopec Shanghai Petrochemical Co. Ltd.	68,118,788	21,047
*,^ China Shipping Container Lines Co. Ltd.		71,212,618	20,568
	Agile Property Holdings Ltd.	23,908,345	20,313
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,522,100	19,555
^	Shenzhen International Holdings Ltd.	15,830,000	19,525
	Yuexiu Property Co. Ltd.	86,579,300	19,400
	Beijing Capital International Airport Co. Ltd.	28,212,564	19,301
^	Sinotrans Ltd.	30,988,000	19,192
	Air China Ltd.	31,364,748	19,139
	Franshion Properties China Ltd.	63,212,094	18,640
	BBMG Corp.	23,311,500	18,156
	China BlueChemical Ltd.	35,059,405	18,057
^	China Molybdenum Co. Ltd.	27,095,000	17,874
*,2 Tianhe Chemicals Group Ltd.		56,046,542	17,645
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,621,816	16,730
	Greentown China Holdings Ltd.	13,006,000	16,715
	China Agri-Industries Holdings Ltd.	38,029,961	16,597
^,2 China Galaxy Securities Co. Ltd.		22,064,000	16,596
	Poly Property Group Co. Ltd.	33,819,900	16,411
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	26,004,179	16,345
	Lee & Man Paper Manufacturing Ltd.	26,511,000	16,082
^	Huadian Power International Corp. Ltd.	26,044,000	16,058
^	Huadian Fuxin Energy Corp. Ltd.	30,947,852	15,749
	Zhongsheng Group Holdings Ltd.	12,349,000	15,680
	KWG Property Holding Ltd.	21,397,500	15,623
	Travelsky Technology Ltd.	17,296,000	15,614
*,^ China Shipping Development Co. Ltd.		23,446,021	15,428
^	Golden Eagle Retail Group Ltd.	11,841,000	15,248

^	Angang Steel Co. Ltd.	20,382,374	15,094
	Huaneng Renewables Corp. Ltd.	44,728,000	14,821
^	China Hongqiao Group Ltd.	16,294,256	13,940
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,776,766	13,217
*,^ Hopson Development Holdings Ltd.		11,616,000	12,973
*,^ China Yurun Food Group Ltd.		26,315,149	12,577
*,^ Li Ning Co. Ltd.		20,171,500	12,194
	Shenzhen Investment Ltd.	35,113,000	12,135
^	Huishang Bank Corp. Ltd.	26,849,380	11,816
^	Beijing Jingneng Clean Energy Co. Ltd.	27,334,000	11,539
^	Biostime International Holdings Ltd.	2,532,000	11,532
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,628,000	11,512
	CSG Holding Co. Ltd. Class B	15,475,952	11,448
	China Dongxiang Group Co. Ltd.	58,591,000	11,400
^	CIMC Enric Holdings Ltd.	9,413,713	11,209
	China Southern Airlines Co. Ltd.	31,578,000	10,719
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,045,000	10,268
*,^ Sinopec Yizheng Chemical Fibre Co. Ltd.		44,742,000	10,218
	Weifu High-Technology Group Co. Ltd. Class B	3,047,253	10,204
^	Metallurgical Corp. of China Ltd.	44,867,937	9,768
*,^ Renhe Commercial Holdings Co. Ltd.		190,054,000	9,514
^	Zhaojin Mining Industry Co. Ltd.	15,102,000	9,414
	Guangshen Railway Co. Ltd.	22,502,000	9,038
	Shenzhen Expressway Co. Ltd.	14,818,000	8,965
^	Dongfang Electric Corp. Ltd.	5,148,630	8,884
*	BOE Technology Group Co. Ltd. Class B	28,217,600	8,248
	Guangdong Electric Power Development Co. Ltd. Class B	13,330,537	8,068
^	China Zhongwang Holdings Ltd.	22,252,886	8,014
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	8,013
	Harbin Electric Co. Ltd.	11,938,000	8,011
^	Bosideng International Holdings Ltd.	46,636,000	7,875
*,^ China Eastern Airlines Corp. Ltd.		24,258,000	7,702
^	Guangzhou Shipyard International Co. Ltd.	4,292,000	7,609
*,^ CITIC Resources Holdings Ltd.		50,156,000	7,458
*,^ Maanshan Iron & Steel Co. Ltd.		31,848,000	7,428
	Wumart Stores Inc.	8,338,000	7,412
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	7,234
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	7,203
	China Merchants Property Development Co. Ltd. Class B	4,101,370	7,163
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	7,122
	Jiangling Motors Corp. Ltd. Class B	1,720,246	6,952
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	8,368,815	6,549
^	Sinotruk Hong Kong Ltd.	12,173,000	6,438
	Kingboard Laminates Holdings Ltd.	15,417,000	6,363
*,^ China Conch Venture Holdings Ltd.		2,633,500	6,341
	Anhui Expressway Co. Ltd.	10,678,000	6,326
	Sichuan Expressway Co. Ltd.	18,632,000	6,265
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	6,010
	Shandong Chenming Paper Holdings Ltd. Class B	12,036,985	5,830
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	5,002
	Anhui Gujing Distillery Co. Ltd. Class B	2,006,159	4,950
	China Machinery Engineering Corp.	8,117,639	4,924
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	4,908
*,^ China Foods Ltd.		12,701,506	4,842
	Shanghai Friendship Group Inc. Co. Class B	3,823,241	4,719
*	Shanghai Haixin Group Co. Class B	8,925,019	4,284
*,^ Lianhua Supermarket Holdings Co. Ltd.		7,696,000	4,243

	Beijing North Star Co. Ltd.	14,830,000	4,054
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	4,006
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	4,001
*,^ Sinofert Holdings Ltd.		28,510,000	3,976
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		16,931,000	3,970
	Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	3,876
	Double Coin Holdings Ltd. Class B	5,030,634	3,532
^	Shandong Chenming Paper Holdings Ltd.	7,243,000	3,424
*	Huadian Energy Co. Ltd. Class B	9,190,269	3,092
	China National Materials Co. Ltd.	12,685,000	2,929
	Bengang Steel Plates Co. Class B	8,157,311	2,912
	Jinzhou Port Co. Ltd. Class B	4,698,200	1,879
			14,234,480
Colombia (1.1%)
	Bancolombia SA ADR	1,681,789	104,960
	Grupo de Inversiones Suramericana SA	4,317,349	96,159
^	Ecopetrol SA ADR	2,308,158	77,877
	Ecopetrol SA	44,806,301	75,921
	Almacenes Exito SA	4,147,297	66,958
	Cementos Argos SA	7,548,293	44,242
	Grupo de Inversiones Suramericana SA Preference Shares	1,825,633	38,599
	Corp Financiera Colombiana SA	1,851,409	38,079
	Interconexion Electrica SA ESP	6,065,982	29,833
*	Cemex Latam Holdings SA	3,016,898	29,739
	Grupo Argos SA Preference Shares	2,286,140	27,603
	Isagen SA ESP	15,253,242	26,374
	Grupo Aval Acciones y Valores Preference Shares	33,919,880	25,123
	Bancolombia SA Preference Shares	1,598,295	24,697
			706,164
Czech Republic (0.3%)
	CEZ AS	2,988,381	84,581
	Komercni banka as	282,312	61,207
	O2 Czech Republic AS	1,186,379	15,628
			161,416
Egypt (0.1%)
	Commercial International Bank Egypt SAE	5,859,213	34,453
*	Global Telecom Holding SAE GDR	9,175,935	31,869
	Talaat Moustafa Group	4,208,215	5,535
*	Egyptian Financial Group-Hermes Holding	1,602,116	3,499
*	Egypt Kuwait Holding Co. SAE	2,855,862	2,977
	Telecom Egypt Co.	1,443,930	2,697
			81,030
Hungary (0.2%)
	OTP Bank plc	3,496,083	60,595
	Richter Gedeon Nyrt	2,595,991	42,596
	MOL Hungarian Oil & Gas plc	867,817	41,971
*	Magyar Telekom Telecommunications plc	7,805,989	12,390
			157,552
India (10.5%)
	Housing Development Finance Corp.	28,874,891	505,959
	Infosys Ltd.	8,788,749	485,967
	Reliance Industries Ltd.	29,417,550	485,919
	Tata Consultancy Services Ltd.	8,674,323	368,831
	ICICI Bank Ltd.	10,615,848	256,208
	Oil & Natural Gas Corp. Ltd.	37,902,865	246,177

ITC Ltd.	35,115,007	205,605
Sun Pharmaceutical Industries Ltd.	14,230,716	185,016
HDFC Bank Ltd.	13,484,665	184,422
* Axis Bank Ltd.	26,668,830	172,068
Hindustan Unilever Ltd.	13,174,253	148,924
* Bharti Airtel Ltd.	23,787,747	145,950
Tata Motors Ltd.	17,634,423	129,066
HDFC Bank Ltd. ADR	2,704,895	128,212
HCL Technologies Ltd.	4,886,521	125,307
Sesa Sterlite Ltd.	24,657,303	117,244
Mahindra & Mahindra Ltd.	5,664,006	111,561
State Bank of India	2,651,464	105,959
Larsen & Toubro Ltd.	4,078,712	100,419
NTPC Ltd.	35,952,935	85,763
Kotak Mahindra Bank Ltd.	4,856,877	75,926
Tech Mahindra Ltd.	2,065,085	73,089
Coal India Ltd.	11,896,359	71,949
Hero MotoCorp Ltd.	1,446,053	61,953
Asian Paints Ltd.	5,573,318	57,605
Maruti Suzuki India Ltd.	1,327,860	55,094
Lupin Ltd.	2,781,722	54,221
Power Grid Corp. of India Ltd.	23,332,263	51,110
Ultratech Cement Ltd.	1,247,033	49,639
^ Wipro Ltd. ADR	4,166,979	48,129
Hindalco Industries Ltd.	15,273,834	47,969
Cipla Ltd.	6,175,495	46,357
Bajaj Auto Ltd.	1,331,878	45,488
United Spirits Ltd.	1,156,207	44,918
Cairn India Ltd.	8,625,021	44,798
Wipro Ltd.	4,905,628	43,850
JSW Steel Ltd.	2,249,573	43,563
Bharat Heavy Electricals Ltd.	11,213,441	41,981
IndusInd Bank Ltd.	4,580,378	41,885
Reliance Communications Ltd.	18,513,480	41,024
Zee Entertainment Enterprises Ltd.	8,508,077	40,677
* Dr Reddy's Laboratories Ltd. ADR	903,227	40,419
Tata Steel Ltd.	4,390,622	39,871
GAIL India Ltd.	5,548,086	39,823
NMDC Ltd.	14,184,051	39,744
Adani Ports and Special Economic Zone Ltd.	9,019,653	38,563
Ambuja Cements Ltd.	11,136,180	37,687
Idea Cellular Ltd.	14,540,953	37,495
IDFC Ltd.	14,499,506	36,141
Nestle India Ltd.	418,857	35,521
Adani Enterprises Ltd.	4,995,468	35,487
Shriram Transport Finance Co. Ltd.	2,346,901	34,631
Yes Bank Ltd.	3,743,056	33,016
Rural Electrification Corp. Ltd.	6,523,843	32,681
Godrej Consumer Products Ltd.	2,339,615	32,341
Indian Oil Corp. Ltd.	5,792,940	31,588
Bharat Petroleum Corp. Ltd.	3,268,328	31,131
Jindal Steel & Power Ltd.	6,808,132	30,701
Dr Reddy's Laboratories Ltd.	657,542	30,382
Reliance Infrastructure Ltd.	2,430,774	29,516
Tata Power Co. Ltd.	18,316,927	29,396
* DLF Ltd.	8,223,169	26,593
Dabur India Ltd.	7,706,008	26,276

Power Finance Corp. Ltd.	5,967,004	26,234
Container Corp. Of India	1,072,865	23,056
* Oracle Financial Services Software Ltd.	415,162	22,744
Titan Co. Ltd.	4,033,500	22,584
Bank of Baroda	1,581,798	22,531
Siemens Ltd.	1,540,000	22,184
Glenmark Pharmaceuticals Ltd.	2,031,416	22,047
* Ranbaxy Laboratories Ltd.	2,307,347	21,836
Steel Authority of India Ltd.	14,801,297	21,355
Reliance Capital Ltd.	2,234,024	21,354
ACC Ltd.	921,506	21,141
Oil India Ltd.	2,237,280	20,833
Shree Cement Ltd.	162,470	19,793
* Grasim Industries Ltd.	371,280	19,650
Bharat Forge Ltd.	1,630,033	19,369
Punjab National Bank	1,233,175	19,283
Mahindra & Mahindra Financial Services Ltd.	4,800,335	18,537
Cadila Healthcare Ltd.	993,065	18,295
Divi's Laboratories Ltd.	752,290	18,285
* Jaiprakash Associates Ltd.	18,886,744	18,020
Piramal Enterprises Ltd.	1,648,442	17,612
GlaxoSmithKline Consumer Healthcare Ltd.	213,341	17,119
ABB India Ltd.	980,154	16,768
Bharti Infratel Ltd.	3,844,960	16,248
* Reliance Power Ltd.	10,402,661	15,794
Colgate-Palmolive India Ltd.	606,944	15,682
United Breweries Ltd.	1,299,619	15,061
GlaxoSmithKline Pharmaceuticals Ltd.	358,182	14,769
Aditya Birla Nuvo Ltd.	581,699	14,126
Castrol India Ltd.	2,340,063	12,940
Cummins India Ltd.	1,230,639	12,706
GMR Infrastructure Ltd.	28,441,310	12,463
Mphasis Ltd.	1,612,193	12,155
Bajaj Holdings & Investment Ltd.	531,510	11,378
Bharat Electronics Ltd.	383,327	11,142
Hindustan Zinc Ltd.	4,132,298	10,962
NHPC Ltd.	27,840,960	10,468
Crompton Greaves Ltd.	3,276,954	10,455
Sun TV Network Ltd.	1,468,839	10,258
Exide Industries Ltd.	3,698,215	10,001
Bank of India	2,191,539	9,813
Hindustan Petroleum Corp. Ltd.	1,462,903	9,599
JSW Energy Ltd.	7,499,760	9,276
* Unitech Ltd.	21,821,589	9,086
* Adani Power Ltd.	9,773,456	9,073
Canara Bank	1,388,928	9,050
IDBI Bank Ltd.	5,806,899	8,490
Tata Communications Ltd.	1,384,211	8,460
* Ashok Leyland Ltd.	12,710,004	7,135
Godrej Industries Ltd.	1,264,057	6,973
Union Bank of India	2,030,318	6,347
* Essar Oil Ltd.	3,173,339	6,009
Torrent Power Ltd.	2,409,638	5,563
Oriental Bank of Commerce	1,194,783	5,425
Wockhardt Ltd.	438,512	4,852
Great Eastern Shipping Co. Ltd.	777,407	4,699
Tata Chemicals Ltd.	822,304	4,697

* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	3,970
State Bank of India GDR	39,524	3,153
Corp Bank	482,151	2,813
		6,946,526
Indonesia (2.8%)
Astra International Tbk PT	371,383,600	245,241
Bank Central Asia Tbk PT	226,883,424	227,053
Telekomunikasi Indonesia Persero Tbk PT	933,249,405	212,011
Bank Rakyat Indonesia Persero Tbk PT	199,342,000	191,203
Bank Mandiri Persero Tbk PT	173,296,080	150,795
Perusahaan Gas Negara Persero Tbk PT	200,156,104	100,748
Semen Indonesia Persero Tbk PT	54,998,704	77,143
Bank Negara Indonesia Persero Tbk PT	138,766,461	60,106
Kalbe Farma Tbk PT	384,344,490	56,762
Unilever Indonesia Tbk PT	21,169,930	55,393
United Tractors Tbk PT	27,968,101	54,851
Indocement Tunggal Prakarsa Tbk PT	24,613,431	53,285
Indofood Sukses Makmur Tbk PT	82,676,796	49,767
Charoen Pokphand Indonesia Tbk PT	136,523,832	45,506
* Gudang Garam Tbk PT	8,447,080	39,060
XL Axiata Tbk PT	55,911,724	25,909
Adaro Energy Tbk PT	232,928,680	23,434
* Surya Citra Media Tbk PT	66,844,500	21,793
Jasa Marga Persero Tbk PT	37,471,000	20,441
Media Nusantara Citra Tbk PT	90,910,750	20,171
Bank Danamon Indonesia Tbk PT	60,205,524	19,808
Indofood CBP Sukses Makmur Tbk PT	21,856,600	19,674
Indo Tambangraya Megah Tbk PT	7,529,000	16,780
Tambang Batubara Bukit Asam Persero Tbk PT	16,558,825	16,388
Astra Agro Lestari Tbk PT	6,112,180	14,026
Global Mediacom Tbk PT	75,636,689	12,429
Vale Indonesia Tbk PT	36,331,927	12,401
* Indosat Tbk PT	21,391,273	7,352
Aneka Tambang Persero Tbk PT	61,919,500	6,688
		1,856,218
Malaysia (4.9%)
Public Bank Bhd. (Local)	57,299,581	354,160
Malayan Banking Bhd.	79,693,488	245,825
CIMB Group Holdings Bhd.	97,516,848	212,956
Axiata Group Bhd.	92,142,494	200,591
Sime Darby Bhd.	57,942,913	172,216
Genting Bhd.	40,430,890	124,414
DiGi.Com Bhd.	69,472,050	123,383
Petronas Chemicals Group Bhd.	53,947,022	111,877
Petronas Gas Bhd.	14,771,596	108,677
IOI Corp. Bhd.	69,424,678	108,639
Maxis Bhd.	48,871,650	103,230
Tenaga Nasional Bhd.	25,895,907	100,505
SapuraKencana Petroleum Bhd.	69,825,462	93,927
Genting Malaysia Bhd.	55,330,790	76,068
IHH Healthcare Bhd.	49,648,776	72,988
Kuala Lumpur Kepong Bhd.	9,795,712	72,719
AMMB Holdings Bhd.	32,649,058	70,715
British American Tobacco Malaysia Bhd.	2,674,087	58,812
Gamuda Bhd.	36,963,116	55,204
MISC Bhd.	26,511,891	53,931

PPB Group Bhd.	11,021,108	51,590
IJM Corp. Bhd.	23,386,450	48,906
YTL Corp. Bhd.	97,151,256	47,692
Hong Leong Bank Bhd.	10,307,505	45,558
UMW Holdings Bhd.	12,406,620	45,341
Felda Global Ventures Holdings Bhd.	33,678,057	42,299
Telekom Malaysia Bhd.	20,431,640	39,814
RHB Capital Bhd.	12,839,735	36,307
Alliance Financial Group Bhd.	21,714,617	33,118
2 Astro Malaysia Holdings Bhd.	30,687,300	32,219
Petronas Dagangan Bhd.	5,404,900	31,332
Malaysia Airports Holdings Bhd.	13,092,200	30,750
Bumi Armada Bhd.	26,788,481	28,095
* IOI Properties Group Bhd.	33,167,738	26,078
Lafarge Malaysia Bhd.	8,213,920	25,017
* YTL Power International Bhd.	51,996,468	24,032
Hong Leong Financial Group Bhd.	4,077,700	22,219
Berjaya Sports Toto Bhd.	16,434,855	19,778
SP Setia Bhd Group	15,916,024	17,466
AirAsia Bhd.	21,946,548	16,723
UEM Sunrise Bhd.	25,287,800	16,620
KLCCP Stapled Group	7,935,900	15,939
MMC Corp. Bhd.	14,997,900	11,745
* Parkson Holdings Bhd.	12,469,599	11,324
Malaysia Marine and Heavy Engineering Holdings Bhd.	8,839,735	9,571
		3,250,370
Mexico (5.8%)
America Movil SAB de CV	567,606,406	669,363
Fomento Economico Mexicano SAB de CV	40,056,052	376,775
Grupo Televisa SAB	48,233,952	343,913
Grupo Financiero Banorte SAB de CV	42,044,251	279,426
* Cemex SAB de CV	219,067,147	274,745
Wal-Mart de Mexico SAB de CV	105,368,830	261,430
Grupo Mexico SAB de CV Class B	72,446,165	257,398
Fibra Uno Administracion SA de CV	41,593,469	146,175
Alfa SAB de CV Class A	52,298,120	142,930
Grupo Financiero Inbursa SAB de CV	38,419,115	117,001
Grupo Bimbo SAB de CV Class A	34,775,510	106,826
Mexichem SAB de CV	20,867,035	83,500
Coca-Cola Femsa SAB de CV	7,634,270	81,557
Grupo Financiero Santander Mexico SAB de CV Class B	27,493,862	72,977
Industrias Penoles SAB de CV	2,353,595	58,822
Grupo Aeroportuario del Sureste SAB de CV Class B	4,301,720	53,508
Grupo Carso SAB de CV	9,077,554	51,320
* Promotora y Operadora de Infraestructura SAB de CV	3,640,533	49,089
Kimberly-Clark de Mexico SAB de CV Class A	16,738,552	42,555
* Compartamos SAB de CV	20,539,600	41,406
* Genomma Lab Internacional SAB de CV Class B	14,356,918	38,379
Arca Continental SAB de CV	5,101,506	35,992
* Gruma SAB de CV Class B	3,050,400	33,384
* OHL Mexico SAB de CV	11,352,700	32,968
Controladora Comercial Mexicana SAB de CV	7,960,800	29,326
Infraestructura Energetica Nova SAB de CV	4,062,620	22,925
Grupo Lala SAB de CV	8,471,900	21,616
* Minera Frisco SAB de CV	9,614,176	19,257
* Industrias CH SAB de CV Class B	3,203,498	17,927
Grupo Elektra SAB DE CV	680,735	17,603

Grupo Comercial Chedraui SA de CV	5,315,200	17,433
* Organizacion Soriana SAB de CV Class B	4,601,744	14,916
Grupo Sanborns SAB de CV	8,569,888	14,177
Alpek SA de CV	6,187,421	11,238
Concentradora Fibra Danhos SA de CV	3,785,800	10,338
		3,848,195
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	409,761	2,786

Peru (0.3%)
Credicorp Ltd.	596,177	88,187
Credicorp Ltd. XLIM	357,268	53,433
Cia de Minas Buenaventura SAA ADR	3,315,495	38,824
Volcan Cia Minera SAA Class B	50,208,458	20,972
Cia de Minas Buenaventura SAA	461,011	5,333
Grana y Montero SAA	1,587,702	5,300
		212,049
Philippines (1.6%)
Philippine Long Distance Telephone Co.	1,611,340	113,465
SM Investments Corp.	5,972,954	108,751
Ayala Land Inc.	106,863,329	76,044
Bank of the Philippine Islands	30,143,385	65,657
Ayala Corp.	4,239,537	63,852
Universal Robina Corp.	16,194,140	59,991
BDO Unibank Inc.	26,750,282	55,478
Aboitiz Equity Ventures Inc.	40,686,850	51,314
SM Prime Holdings Inc.	141,109,197	49,435
JG Summit Holdings Inc.	39,349,200	47,910
Alliance Global Group Inc.	76,781,834	46,118
International Container Terminal Services Inc.	15,906,630	41,280
Metropolitan Bank & Trust Co.	20,224,999	39,772
Manila Electric Co.	5,801,196	33,955
Jollibee Foods Corp.	7,559,409	30,645
Aboitiz Power Corp.	30,025,326	25,283
GT Capital Holdings Inc.	1,225,900	25,035
DMCI Holdings Inc.	14,463,010	24,170
Globe Telecom Inc.	557,753	22,237
San Miguel Corp.	11,381,816	20,634
LT Group Inc.	50,823,727	18,563
Energy Development Corp.	115,489,653	16,221
* Bloomberry Resorts Corp.	55,075,172	14,525
Petron Corp.	36,852,300	10,391
* Emperador Inc.	34,000,000	8,959
* Travellers International Hotel Group Inc.	28,774,400	5,641
		1,075,326
Poland (1.6%)
Powszechna Kasa Oszczednosci Bank Polski SA	15,941,602	181,291
Powszechny Zaklad Ubezpieczen SA	1,042,271	146,543
Bank Pekao SA	2,406,414	127,527
^ KGHM Polska Miedz SA	2,553,001	104,741
PGE SA	14,018,258	93,264
^ Polski Koncern Naftowy Orlen SA	5,873,485	69,351
* Polskie Gornictwo Naftowe i Gazownictwo SA	33,994,537	52,626
Orange Polska SA	12,782,306	42,211
^ mBank	240,048	36,006
* Tauron Polska Energia SA	20,298,134	32,951

	Cyfrowy Polsat SA	3,918,333	29,315
	ING Bank Slaski SA	597,926	25,099
	Bank Handlowy w Warszawie SA	625,865	21,764
^	Enea SA	4,052,119	19,679
*,^ Getin Noble Bank SA		21,132,499	18,626
	Bank Millennium SA	7,463,478	17,899
^	Eurocash SA	1,380,633	17,051
*,^ Jastrzebska Spolka Weglowa SA		1,005,757	13,345
	Synthos SA	8,271,892	11,904
			1,061,193
Russia (5.3%)
	Gazprom OAO ADR	60,707,892	442,967
	Sberbank of Russia	193,804,608	396,476
	Lukoil OAO ADR	6,005,306	334,803
	Gazprom OAO	82,901,463	303,979
	Magnit OJSC GDR	5,157,546	302,431
	Mobile Telesystems OJSC ADR	9,186,350	164,711
	Lukoil OAO	2,944,596	164,245
	NOVATEK OAO GDR	1,236,833	127,990
	MMC Norilsk Nickel OJSC ADR	5,723,343	111,927
	Tatneft OAO ADR	2,930,711	104,169
	Rosneft OAO GDR	14,857,493	91,674
	NOVATEK OAO	8,360,691	85,149
	Surgutneftegas OAO ADR	10,431,580	72,240
	Uralkali OJSC	18,053,189	68,553
	VTB Bank OJSC	58,129,231,072	64,195
	Sistema JSFC GDR	2,579,826	63,717
	MMC Norilsk Nickel OJSC	300,008	59,018
	AK Transneft OAO Preference Shares	28,290	58,337
	Tatneft OAO	8,951,972	53,162
	MegaFon OAO GDR	1,700,449	47,333
	Rostelecom OJSC	18,698,858	46,004
	Rosneft OAO	6,628,175	41,211
	VTB Bank OJSC GDR	18,604,684	40,628
	RusHydro JSC	1,901,621,363	32,701
	Severstal OAO	2,534,129	24,180
	Novolipetsk Steel OJSC GDR	1,622,907	21,575
	E.ON Russia JSC	297,929,779	19,985
	Surgutneftegas OAO	27,603,149	19,094
	Phosagro OAO GDR	1,428,779	17,919
	Aeroflot - Russian Airlines OJSC	9,430,172	13,290
	Sberbank of Russia ADR	1,556,420	12,912
	LSR Group GDR	3,420,255	11,593
*	Inter RAO JSC	41,677,450,909	9,539
	TMK OAO GDR	1,047,638	9,406
	Federal Grid Co. Unified Energy System JSC	5,323,286,228	7,761
*	Magnitogorsk Iron & Steel Works OJSC	30,882,788	5,821
*,^ Mechel ADR		2,946,939	5,570
*	Russian Grids OAO	407,033,605	5,524
	Severstal OAO GDR	570,157	5,476
*	Pharmstandard OJSC GDR	615,042	5,113
	Mosenergo OAO	125,477,702	2,777
	Rostelecom OJSC ADR	172,589	2,537
	Mobile Telesystems OJSC	95,358	736
	Novolipetsk Steel OJSC	82,970	110

* Mechel	9,605	10
		3,478,548
South Africa (9.5%)
Naspers Ltd.	7,241,887	890,587
MTN Group Ltd.	33,161,564	686,424
Sasol Ltd.	10,254,090	591,490
Standard Bank Group Ltd.	22,325,412	300,377
FirstRand Ltd.	60,134,259	241,765
^ Steinhoff International Holdings Ltd.	45,131,535	225,451
Remgro Ltd.	8,913,632	192,331
Sanlam Ltd.	32,514,098	184,423
Bidvest Group Ltd.	5,822,368	156,630
Aspen Pharmacare Holdings Ltd.	5,652,501	152,768
* AngloGold Ashanti Ltd.	7,428,600	127,374
Shoprite Holdings Ltd.	8,029,521	121,163
Woolworths Holdings Ltd.	13,712,602	105,888
Impala Platinum Holdings Ltd.	9,683,448	95,958
^ Barclays Africa Group Ltd.	5,905,854	91,891
Growthpoint Properties Ltd.	38,703,331	89,571
Nedbank Group Ltd.	3,766,410	82,029
Netcare Ltd.	27,954,538	80,258
Mr Price Group Ltd.	4,243,518	80,145
Tiger Brands Ltd.	2,764,041	79,468
^ Vodacom Group Ltd.	6,071,642	70,966
Life Healthcare Group Holdings Ltd.	17,084,832	70,109
RMB Holdings Ltd.	12,214,726	63,365
Mediclinic International Ltd.	7,686,105	61,164
Imperial Holdings Ltd.	3,292,610	60,639
Gold Fields Ltd.	14,050,326	55,385
Truworths International Ltd.	7,893,996	55,271
* Anglo American Platinum Ltd.	1,133,574	49,765
Discovery Ltd.	5,667,876	49,561
MMI Holdings Ltd.	19,014,336	45,937
Coronation Fund Managers Ltd.	4,848,593	44,246
Brait SE	6,153,036	42,864
Nampak Ltd.	10,983,300	41,714
Foschini Group Ltd.	3,766,786	41,202
Investec Ltd.	4,648,576	40,011
Barloworld Ltd.	4,152,000	39,376
* Sappi Ltd.	10,246,306	38,730
Mondi Ltd.	2,179,646	38,332
^ SPAR Group Ltd.	3,295,398	38,033
^ Kumba Iron Ore Ltd.	1,051,960	36,785
^ Exxaro Resources Ltd.	2,468,526	33,445
AVI Ltd.	5,875,543	33,238
African Rainbow Minerals Ltd.	1,787,135	33,147
Sibanye Gold Ltd.	13,763,239	32,645
Tongaat Hulett Ltd.	2,056,499	29,284
* Capital Property Fund	25,434,825	27,396
* Telkom SA SOC Ltd.	5,914,816	27,307
Massmart Holdings Ltd.	2,086,500	27,265
PPC Ltd.	8,752,944	26,226
Clicks Group Ltd.	4,216,305	25,845
* Northam Platinum Ltd.	6,242,981	25,538
Capitec Bank Holdings Ltd.	1,111,765	25,200
Omnia Holdings Ltd.	1,131,038	24,471
Aeci Ltd.	2,117,656	24,139

^	Pick n Pay Stores Ltd.	4,147,618	22,593
*	Harmony Gold Mining Co. Ltd.	7,246,278	22,303
	Liberty Holdings Ltd.	1,826,776	22,039
	Assore Ltd.	644,664	21,356
	Grindrod Ltd.	7,922,235	19,286
*	Murray & Roberts Holdings Ltd.	7,622,188	17,738
	Reunert Ltd.	2,885,435	17,291
*,^ Aveng Ltd.		7,473,819	16,959
	DataTec Ltd.	3,188,004	16,649
	Sun International Ltd.	1,644,118	16,437
	JSE Ltd.	1,547,866	14,334
^	African Bank Investments Ltd.	23,997,414	13,766
*,^ Adcock Ingram Holdings Ltd.		2,641,640	13,007
	PSG Group Ltd.	1,314,030	12,086
	Santam Ltd.	638,217	11,891
	Illovo Sugar Ltd.	4,201,098	11,744
	Wilson Bayly Holmes-Ovcon Ltd.	913,387	10,898
	Pick n Pay Holdings Ltd.	4,467,377	10,596
^	Lewis Group Ltd.	1,643,947	9,737
*	ArcelorMittal South Africa Ltd.	2,494,148	8,835
*	Royal Bafokeng Platinum Ltd.	1,129,971	7,681
	Fountainhead Property Trust	7,778,211	5,803
			6,277,621
Taiwan (13.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	248,185,845	995,047
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	39,193,367	783,867
	Hon Hai Precision Industry Co. Ltd.	210,075,645	719,864
	MediaTek Inc.	27,032,192	418,354
	Delta Electronics Inc.	37,534,245	255,062
	Nan Ya Plastics Corp.	105,501,253	245,134
	Cathay Financial Holding Co. Ltd.	146,697,966	244,105
	Formosa Plastics Corp.	90,899,616	232,848
	Fubon Financial Holding Co. Ltd.	134,228,336	210,714
	Formosa Chemicals & Fibre Corp.	81,337,918	197,901
*	China Steel Corp.	224,937,633	194,017
	CTBC Financial Holding Co. Ltd.	263,432,932	184,381
	Mega Financial Holding Co. Ltd.	184,343,340	161,885
	Uni-President Enterprises Corp.	81,264,826	154,700
	Largan Precision Co. Ltd.	1,850,135	142,135
	Asustek Computer Inc.	13,246,458	139,980
	Quanta Computer Inc.	49,012,165	136,887
^	Chunghwa Telecom Co. Ltd. ADR	3,753,184	113,571
	Catcher Technology Co. Ltd.	13,286,463	108,596
	Chunghwa Telecom Co. Ltd.	32,953,913	100,528
	Yuanta Financial Holding Co. Ltd.	178,413,712	99,083
	Hotai Motor Co. Ltd.	7,578,000	98,149
	Taiwan Mobile Co. Ltd.	30,807,796	94,288
	Formosa Petrochemical Corp.	34,848,393	88,796
	Taiwan Cement Corp.	59,210,877	88,146
	China Development Financial Holding Corp.	261,652,649	86,496
	First Financial Holding Co. Ltd.	126,668,294	86,064
	Cheng Shin Rubber Industry Co. Ltd.	33,916,883	85,035
	President Chain Store Corp.	10,387,647	82,634
	Innolux Corp.	170,554,726	80,476
	Hua Nan Financial Holdings Co. Ltd.	124,699,022	80,156
*	Inotera Memories Inc.	46,778,000	79,945
	Far Eastern New Century Corp.	70,984,788	79,320

* Advanced Semiconductor Engineering Inc.	66,075,717	78,471
Taishin Financial Holding Co. Ltd.	137,702,408	73,490
Compal Electronics Inc.	79,453,629	73,134
E.Sun Financial Holding Co. Ltd.	108,435,412	72,113
Lite-On Technology Corp.	40,141,458	67,348
SinoPac Financial Holdings Co. Ltd.	141,061,663	66,151
Taiwan Cooperative Financial Holding Co. Ltd.	106,893,646	63,618
Far EasTone Telecommunications Co. Ltd.	30,021,343	62,274
Asia Cement Corp.	43,397,578	60,284
* HTC Corp.	13,802,925	60,221
Pegatron Corp.	31,330,897	59,370
* Advanced Semiconductor Engineering Inc. ADR	9,509,373	56,961
United Microelectronics Corp. ADR	25,343,438	55,502
Pou Chen Corp.	48,226,531	53,907
Novatek Microelectronics Corp.	10,386,817	52,585
Inventec Corp.	57,177,489	50,829
Foxconn Technology Co. Ltd.	18,672,380	46,151
United Microelectronics Corp.	98,295,970	45,342
Advantech Co. Ltd.	5,653,942	43,988
Giant Manufacturing Co. Ltd.	5,295,721	43,437
Teco Electric and Machinery Co. Ltd.	33,826,000	42,879
AU Optronics Corp.	92,924,669	41,874
Wistron Corp.	42,861,136	40,952
* Acer Inc.	51,514,905	40,828
Shin Kong Financial Holding Co. Ltd.	120,234,072	39,936
Siliconware Precision Industries Co. ADR	5,765,503	38,341
Chang Hwa Commercial Bank	58,030,681	37,988
Synnex Technology International Corp.	23,793,055	37,192
Siliconware Precision Industries Co.	26,581,860	36,281
Epistar Corp.	15,826,732	34,458
TPK Holding Co. Ltd.	4,808,667	30,185
AU Optronics Corp. ADR	6,779,881	29,967
Chicony Electronics Co. Ltd.	10,763,090	29,816
Realtek Semiconductor Corp.	8,766,241	27,764
Taiwan Fertilizer Co. Ltd.	13,557,100	27,486
Yulon Motor Co. Ltd.	15,663,584	25,554
* Walsin Lihwa Corp.	64,002,770	23,803
Taiwan Glass Industry Corp.	25,699,551	22,559
Formosa Taffeta Co. Ltd.	20,222,868	22,291
Vanguard International Semiconductor Corp.	14,542,000	20,810
* Taiwan Business Bank	64,598,854	20,587
Unimicron Technology Corp.	24,221,754	20,299
Transcend Information Inc.	5,335,981	18,233
* Evergreen Marine Corp. Taiwan Ltd.	31,545,969	18,102
* Eternal Materials Co. Ltd.	14,527,862	16,910
* Macronix International	65,021,541	16,759
* Capital Securities Corp.	41,971,422	15,979
* China Airlines Ltd.	45,336,050	15,366
* Eva Airways Corp.	28,845,580	14,216
Oriental Union Chemical Corp.	12,966,000	12,953
Cheng Uei Precision Industry Co. Ltd.	6,954,473	12,946
* Taiwan Secom Co. Ltd.	4,762,000	12,789
Waterland Financial Holdings Co. Ltd.	39,615,930	12,706
U-Ming Marine Transport Corp.	8,051,356	12,689
China Motor Corp.	13,142,000	12,665
Ton Yi Industrial Corp.	13,574,000	12,579
Feng Hsin Iron & Steel Co.	8,962,310	12,348

Far Eastern International Bank	30,365,210	11,458
* Wan Hai Lines Ltd.	21,347,450	11,190
YFY Inc.	22,827,000	10,666
* Yang Ming Marine Transport Corp.	25,638,195	10,612
President Securities Corp.	17,279,000	9,790
Cathay Real Estate Development Co. Ltd.	16,840,000	9,539
* Nan Ya Printed Circuit Board Corp.	4,628,521	7,174
Yulon Nissan Motor Co. Ltd.	416,188	5,196
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		9,038,055
Thailand (2.7%)
* Siam Commercial Bank PCL (Local)	28,612,257	157,493
* Advanced Info Service PCL (Local)	21,947,677	141,174
* PTT Exploration and Production PCL (Local)	26,093,506	131,459
* CP ALL PCL (Local)	81,462,230	116,792
PTT PCL (Foreign)	8,606,737	85,242
* Kasikornbank PCL	12,816,700	82,942
* PTT PCL	7,252,700	71,832
^ Siam Cement PCL (Foreign)	5,200,617	69,246
Kasikornbank PCL (Foreign)	8,839,249	57,919
^ Intouch Holdings PCL	26,834,400	56,912
* Airports of Thailand PCL	7,991,500	52,877
* Bangkok Bank PCL (Local)	8,389,343	50,748
* Total Access Communication PCL (Local)	14,095,500	45,031
^ Big C Supercenter PCL	6,243,900	44,786
* Bank of Ayudhya PCL (Local)	26,375,250	42,097
PTT Global Chemical PCL	20,151,407	41,668
Krung Thai Bank PCL (Foreign)	61,804,151	40,871
* Central Pattana PCL	24,616,728	36,262
* TMB Bank PCL	404,812,400	35,678
* True Corp. PCL	108,060,200	31,668
* Bangkok Dusit Medical Services PCL	58,249,000	30,669
* BTS Group Holdings PCL	101,993,400	27,023
* Charoen Pokphand Foods PCL	32,579,400	26,943
* Thai Oil PCL	15,498,400	24,831
Charoen Pokphand Foods PCL (Foreign)	27,394,400	21,831
* Electricity Generating PCL	4,639,100	21,038
* PTT Global Chemical	9,879,800	20,132
* Banpu PCL (Local)	20,700,500	19,905
* Thai Union Frozen Products PCL	9,268,400	18,800
Land and Houses PCL	63,407,380	18,485
* Siam City Cement PCL (Local)	1,312,683	18,004
Glow Energy PCL (Foreign)	6,520,655	17,148
* Delta Electronics Thailand PCL	8,640,200	16,612
BEC World PCL (Foreign)	10,649,325	16,338
Indorama Ventures PCL	19,164,164	15,534
^ IRPC PCL (Foreign)	138,017,360	14,305
^ Ratchaburi Electricity Generating Holding PCL	7,573,400	12,752
* Berli Jucker PCL	6,889,200	11,977
* BEC World PCL	6,701,900	10,386
* IRPC PCL	57,862,600	6,068
* Indorama Ventures	7,173,600	5,815
^ Siam Cement PCL NVDR	376,300	5,059
* Thai Airways International PCL	8,863,100	4,299
^ Bank of Ayudhya PCL	2,688,622	4,291
* True Corp. PCL Rights Exp. 8/28/14	42,005,908	3,990
* Glow Energy PCL	916,900	2,411

* Intouch Holdings PCL	642,650	1,399
Bangkok Bank PCL (Foreign)	189,600	1,156
* Krung Thai Bank PCL	654,100	434
* Siam Cement PCL	11,600	156
		1,790,488
Turkey (1.9%)
Turkiye Garanti Bankasi AS	38,751,895	159,589
Akbank TAS	29,822,290	118,272
BIM Birlesik Magazalar AS	4,218,518	99,894
* Turkcell Iletisim Hizmetleri AS	14,829,069	96,972
Turkiye Halk Bankasi AS	11,812,294	88,941
Turkiye Is Bankasi	25,626,050	71,500
Haci Omer Sabanci Holding AS (Bearer)	15,291,939	71,269
KOC Holding AS	11,666,152	61,214
Tupras Turkiye Petrol Rafinerileri AS	2,317,571	56,638
Eregli Demir ve Celik Fabrikalari TAS	25,232,089	53,203
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	36,824,200	47,718
Turkiye Vakiflar Bankasi Tao	19,492,371	45,785
* Anadolu Efes Biracilik Ve Malt Sanayii AS	3,684,028	44,681
Yapi ve Kredi Bankasi AS	15,935,772	36,304
Coca-Cola Icecek AS	1,272,784	31,930
* Turk Hava Yollari	9,900,224	29,707
Turk Telekomunikasyon AS	9,753,174	29,198
Enka Insaat ve Sanayi AS	8,267,064	21,547
TAV Havalimanlari Holding AS	2,618,932	21,493
Ulker Biskuvi Sanayi AS	2,706,052	20,942
Arcelik AS	3,167,489	20,040
* Ford Otomotiv Sanayi AS	1,309,187	17,933
Tofas Turk Otomobil Fabrikasi AS	2,216,124	13,723
Turkiye Sise ve Cam Fabrikalari AS	8,802,481	12,795
Koza Altin Isletmeleri AS	800,427	8,272
Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	7,593
		1,287,153
United Arab Emirates (0.9%)
Emaar Properties PJSC	64,336,288	170,434
First Gulf Bank PJSC	17,862,782	88,162
DP World Ltd.	2,994,411	59,284
Aldar Properties PJSC	57,222,576	58,420
* Arabtec Holding Co.	39,059,104	44,830
Union National Bank PJSC	20,158,815	36,159
Dubai Financial Market	35,387,800	32,631
Dubai Islamic Bank PJSC	12,458,789	26,097
Air Arabia PJSC	49,712,149	18,670
Al Waha Capital PJSC	17,640,248	14,962
Dubai Investments PJSC	12,051,893	11,530
* Dana Gas PJSC	55,802,470	10,890
		572,069
Total Common Stocks (Cost $60,963,202)		65,805,368

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
[3,4] Vanguard Market Liquidity Fund	0.118%		1,107,973,851	1,107,974

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.081%	9/12/14	11,500	11,500
[5,6] Federal Home Loan Bank Discount Notes	0.080%	9/24/14	4,000	4,000
[5,6] Federal Home Loan Bank Discount Notes	0.090%	10/10/14	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.085%	10/15/14	1,000	1,000
				21,499
Total Temporary Cash Investments (Cost $1,129,471)				1,129,473
Total Investments (101.0%) (Cost $62,092,673)				66,934,841
Other Assets and Liabilities-Net (-1.0%)[4]				(686,023)
Net Assets (100%)				66,248,818

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $820,773,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $121,674,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $888,081,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $18,359,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Emerging Markets Stock Index Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	14,475,771	5,333	53,433
Common Stocks—Other	1,467,788	49,778,667	24,376
Temporary Cash Investments	1,107,974	21,499	—
Futures Contracts—Liabilities[1]	(8,310)	—	—
Total	17,043,223	49,805,499	77,809
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $5,673,059,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Emerging Markets Stock Index Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	September 2014	4,590	242,031	1,646
E-mini S&P 500 Index	September 2014	1,554	149,557	(3,462)
MSCI Taiwan Index	August 2014	1,000	33,240	1,385
				(431)

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2014, the cost of investment securities for tax purposes was $62,117,935,000. Net unrealized appreciation of investment securities for tax purposes was $4,816,906,000, consisting of unrealized gains of $12,128,711,000 on securities that had risen in value since their purchase and $7,311,805,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (2.9%)
Commonwealth Bank of Australia	208,441	16,077
BHP Billiton Ltd.	411,639	14,616
Westpac Banking Corp.	393,360	12,509
Australia & New Zealand Banking Group Ltd.	349,704	10,918
National Australia Bank Ltd.	298,693	9,699
Wesfarmers Ltd.	143,511	5,811
Woolworths Ltd.	158,501	5,402
CSL Ltd.	66,064	4,116
Woodside Petroleum Ltd.	100,659	3,951
Rio Tinto Ltd.	55,110	3,348
Telstra Corp. Ltd.	545,672	2,767
Macquarie Group Ltd.	48,774	2,610
Brambles Ltd.	267,242	2,314
Suncorp Group Ltd.	161,061	2,118
* Scentre Group	632,156	1,997
AMP Ltd.	371,792	1,877
Origin Energy Ltd.	139,523	1,837
Insurance Australia Group Ltd.	305,701	1,779
Transurban Group	234,884	1,687
* Westfield Corp.	240,404	1,659
Santos Ltd.	123,699	1,657
QBE Insurance Group Ltd.	150,783	1,524
Amcor Ltd.	147,192	1,409
Oil Search Ltd.	139,825	1,223
Aurizon Holdings Ltd.	259,689	1,199
Orica Ltd.	57,743	1,166
* Newcrest Mining Ltd.	113,530	1,134
Stockland	270,983	1,015
Goodman Group	199,259	977
AGL Energy Ltd.	69,578	948
Fortescue Metals Group Ltd.	195,781	878
ASX Ltd.	24,262	810
GPT Group	212,876	801
Sonic Healthcare Ltd.	47,847	800
Dexus Property Group	716,711	787
Mirvac Group	463,213	775
Lend Lease Group	61,094	762
Computershare Ltd.	60,416	729
Crown Resorts Ltd.	47,741	714
APA Group	100,983	697
Ramsay Health Care Ltd.	15,379	685
Toll Holdings Ltd.	136,282	685
Asciano Ltd.	120,517	669
Bendigo and Adelaide Bank Ltd.	54,875	646
James Hardie Industries plc	50,767	630
WorleyParsons Ltd.	38,100	628
Seek Ltd.	39,750	601
Sydney Airport	142,401	565
Coca-Cola Amatil Ltd.	65,595	559

Tatts Group Ltd.	160,717	528
Incitec Pivot Ltd.	188,799	517
Challenger Ltd.	67,101	497
* Alumina Ltd.	329,802	485
CFS Retail Property Trust Group	238,546	478
Boral Ltd.	96,904	477
Iluka Resources Ltd.	55,499	450
GUD Holdings Ltd.	64,315	443
Bank of Queensland Ltd.	37,855	437
DUET Group	193,504	432
ALS Ltd.	58,940	423
Federation Centres	160,596	382
Caltex Australia Ltd.	16,745	381
* BlueScope Steel Ltd.	64,778	372
REA Group Ltd.	8,499	370
carsales.com Ltd.	35,013	370
Cochlear Ltd.	6,278	369
Aristocrat Leisure Ltd.	69,479	364
Spark Infrastructure Group	208,073	363
Flight Centre Travel Group Ltd.	7,916	345
Treasury Wine Estates Ltd.	73,998	339
Primary Health Care Ltd.	69,027	309
Metcash Ltd.	111,007	300
Ansell Ltd.	16,247	285
Echo Entertainment Group Ltd.	89,226	273
Tabcorp Holdings Ltd.	83,835	271
* Recall Holdings Ltd.	56,290	268
Leighton Holdings Ltd.	12,925	263
David Jones Ltd.	65,140	242
Iress Ltd.	29,801	240
Navitas Ltd.	50,787	231
Australand Property Group	55,023	228
SP AusNet	181,140	226
^ Reject Shop Ltd.	24,694	220
Investa Office Fund	66,681	220
Downer EDI Ltd.	48,744	217
* Australian Agricultural Co. Ltd.	187,667	216
DuluxGroup Ltd.	41,778	212
Goodman Fielder Ltd.	343,854	205
GrainCorp Ltd. Class A	25,389	204
* Senex Energy Ltd.	319,614	200
Beach Energy Ltd.	126,692	197
Harvey Norman Holdings Ltd.	69,041	196
IOOF Holdings Ltd.	24,361	196
TPG Telecom Ltd.	37,753	192
Perpetual Ltd.	4,177	187
Orora Ltd.	137,521	185
JB Hi-Fi Ltd.	9,939	183
* Sims Metal Management Ltd.	16,417	180
CSR Ltd.	51,050	178
Charter Hall Retail REIT	45,936	170
PanAust Ltd.	80,111	166
Aveo Group	83,081	165
Qube Holdings Ltd.	79,502	165
Fairfax Media Ltd.	209,633	165
NIB Holdings Ltd.	54,642	164
Monadelphous Group Ltd.	10,830	159

	OZ Minerals Ltd.	36,865	157
	Arrium Ltd.	207,759	156
	Sigma Pharmaceuticals Ltd.	209,696	152
	Envestra Ltd.	122,826	148
*	Qantas Airways Ltd.	120,248	147
	G8 Education Ltd.	32,202	147
	UGL Ltd.	22,674	146
	Adelaide Brighton Ltd.	42,509	143
	Macquarie Atlas Roads Group	46,246	143
	Skilled Group Ltd.	60,819	142
	Myer Holdings Ltd.	66,718	139
	Seven Group Holdings Ltd.	19,431	138
	Platinum Asset Management Ltd.	23,151	136
	Super Retail Group Ltd.	15,235	133
*	Nine Entertainment Co. Holdings Ltd.	66,540	132
	Domino's Pizza Enterprises Ltd.	6,516	130
	Mineral Resources Ltd.	12,467	127
	Cromwell Property Group	133,608	126
*	Transpacific Industries Group Ltd.	126,486	126
	Bradken Ltd.	29,923	124
	Magellan Financial Group Ltd.	10,670	115
	Invocare Ltd.	11,763	115
	Breville Group Ltd.	14,492	111
	Seven West Media Ltd.	57,269	108
	UXC Ltd.	147,016	106
	iiNET Ltd.	15,143	106
	New Hope Corp. Ltd.	38,080	105
*,^ Whitehaven Coal Ltd.		67,077	105
	BWP Trust	43,367	103
	Charter Hall Group	25,616	103
	Western Areas Ltd.	21,942	101
*	Veda Group Ltd.	50,633	98
	M2 Group Ltd.	16,981	95
	SAI Global Ltd.	20,532	93
*,^ Syrah Resources Ltd.		17,825	92
*,^ Mesoblast Ltd.		23,196	91
	Ardent Leisure Group	37,877	90
*	OzForex Group Ltd.	39,620	90
	Independence Group NL	19,752	88
	Shopping Centres Australasia Property Group	53,266	88
*	Sandfire Resources NL	13,952	82
	Northern Star Resources Ltd.	51,507	82
	Hills Ltd.	48,111	81
	GWA Group Ltd.	29,796	80
	Abacus Property Group	33,542	80
	Wotif.com Holdings Ltd.	24,854	76
	Sirtex Medical Ltd.	4,360	76
	Automotive Holdings Group Ltd.	21,030	76
	Mermaid Marine Australia Ltd.	40,368	75
*	Transfield Services Ltd.	57,532	71
*	AWE Ltd.	42,522	71
	Mount Gibson Iron Ltd.	105,993	71
*	Sundance Energy Australia Ltd.	55,714	70
	Evolution Mining Ltd.	96,551	69
*	Pact Group Holdings Ltd.	19,616	67
	ARB Corp. Ltd.	5,897	67
*	APN News & Media Ltd.	91,628	67

*	Karoon Gas Australia Ltd.	19,935	66
*	Vocation Ltd.	23,074	66
*	Papillon Resources Ltd.	38,363	65
*	Cover-More Group Ltd.	37,846	64
	Cardno Ltd.	10,889	63
*	Roc Oil Co. Ltd.	107,049	61
*	Ten Network Holdings Ltd.	229,769	60
*	Sirius Resources NL	16,659	60
	Technology One Ltd.	22,813	59
	BT Investment Management Ltd.	9,562	59
	Premier Investments Ltd.	6,600	59
*	Cudeco Ltd.	35,034	56
*	Saracen Mineral Holdings Ltd.	138,314	56
	Cabcharge Australia Ltd.	13,013	55
	Village Roadshow Ltd.	7,604	55
	Tassal Group Ltd.	14,474	54
*	Platinum Capital Ltd.	30,543	53
	Regis Resources Ltd.	32,830	53
	Retail Food Group Ltd.	12,157	53
*	Horizon Oil Ltd.	149,601	52
	Virtus Health Ltd.	7,125	51
	Ainsworth Game Technology Ltd.	14,747	51
	Cedar Woods Properties Ltd.	7,313	51
	Tox Free Solutions Ltd.	16,304	49
	Amcom Telecommunications Ltd.	25,991	49
	RCR Tomlinson Ltd.	18,116	49
	Southern Cross Media Group Ltd.	43,760	49
	FlexiGroup Ltd.	14,142	49
*	Energy Resources of Australia Ltd.	38,157	47
*	Mayne Pharma Group Ltd.	58,455	47
	Pacific Brands Ltd.	86,743	45
*,^ Troy Resources Ltd.		60,145	44
	Nufarm Ltd.	10,866	43
	McMillan Shakespeare Ltd.	4,958	43
*	Steadfast Group Ltd.	34,009	42
*	Sundance Resources Ltd.	523,712	40
*	Tiger Resources Ltd.	135,207	40
*	Beadell Resources Ltd.	77,976	37
*	NEXTDC Ltd.	25,198	36
	Atlas Iron Ltd.	61,964	36
*,^ Linc Energy Ltd.		33,594	34
*	Macmahon Holdings Ltd.	314,164	33
*,^ Buru Energy Ltd.		42,599	33
*	Resolute Mining Ltd.	53,798	29
*	Medusa Mining Ltd.	17,452	27
*	Drillsearch Energy Ltd.	16,393	25
	NRW Holdings Ltd.	24,486	24
*	Energy World Corp. Ltd.	66,725	22
	Ausdrill Ltd.	19,488	19
*	Lynas Corp. Ltd.	111,800	18
*	Perseus Mining Ltd.	41,674	17
*	Silex Systems Ltd.	27,204	16
*	Silver Lake Resources Ltd.	36,487	15
*	Paladin Energy Ltd.	42,266	14
*	Billabong International Ltd.	27,566	14
*,2 Sirius Resources NL		2,475	9
*	Boart Longyear Ltd.	41,694	7

		157,744
Austria (0.1%)
Voestalpine AG	22,840	1,005
Erste Group Bank AG	37,493	963
OMV AG	16,201	652
Andritz AG	8,191	443
IMMOFINANZ AG	133,520	421
Raiffeisen Bank International AG	14,948	410
Wienerberger AG	20,167	303
Atrium European Real Estate Ltd.	41,152	230
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,320	214
Oesterreichische Post AG	4,318	202
Schoeller-Bleckmann Oilfield Equipment AG	1,480	176
* BUWOG AG	6,676	129
CA Immobilien Anlagen AG	6,058	121
^ Verbund AG	5,556	104
Conwert Immobilien Invest SE	7,337	90
Mayr Melnhof Karton AG	708	84
Telekom Austria AG	8,397	81
2 AMAG Austria Metall AG	2,182	78
Flughafen Wien AG	734	69
Lenzing AG	1,176	69
RHI AG	2,157	67
Zumtobel AG	2,692	55
Strabag SE	1,787	48
		6,014
Belgium (0.4%)
Anheuser-Busch InBev NV	101,119	10,914
* KBC Groep NV	34,237	1,856
Ageas	44,362	1,592
UCB SA	14,682	1,347
Umicore SA	25,606	1,237
Solvay SA Class A	6,495	1,049
Delhaize Group SA	12,216	797
Groupe Bruxelles Lambert SA	7,723	768
Belgacom SA	15,854	518
Sofina SA	3,883	438
Colruyt SA	8,235	399
Ackermans & van Haaren NV	2,684	325
^ EVS Broadcast Equipment SA	4,757	243
bpost SA	9,693	243
* Telenet Group Holding NV	4,319	231
Cofinimmo	1,856	230
Arseus NV	3,749	202
Befimmo SA	2,451	192
Cie d'Entreprises CFE	1,711	168
Melexis NV	3,442	159
NV Bekaert SA	3,709	139
D'ieteren SA/NV	3,123	132
* Euronav NV	9,394	114
^ Nyrstar (Voting Shares)	21,066	87
* KBC Ancora	2,239	69
* Mobistar SA	3,114	62
* Tessenderlo Chemie NV (Voting Shares)	2,043	59
* AGFA-Gevaert NV	18,029	54
Gimv NV	1,096	54

	Elia System Operator SA/NV	1,101	54
	Barco NV	689	51
*,^ ThromboGenics NV		4,042	49
*	RHJ International SA	9,317	45
	Cie Maritime Belge SA	1,632	38
	Econocom Group	3,691	34
			23,949
Brazil (1.2%)
	Itau Unibanco Holding SA Preference Shares	251,616	3,893
	Petroleo Brasileiro SA Preference Shares	446,592	3,760
	AMBEV SA	388,017	2,680
	Petroleo Brasileiro SA	336,246	2,666
	BRF SA	108,524	2,655
	Banco Bradesco SA ADR	172,921	2,642
	Banco Bradesco SA Preference Shares	127,670	1,948
	Vale SA Preference Shares	151,200	1,941
	Itau Unibanco Holding SA ADR	117,628	1,811
	Cielo SA	87,410	1,599
	Petroleo Brasileiro SA ADR	100,218	1,597
	Itausa - Investimentos Itau SA Preference Shares	377,512	1,579
	AMBEV SA ADR	217,257	1,497
	Banco do Brasil SA	118,393	1,447
	Vale SA	96,881	1,390
	Vale SA Class B ADR	94,904	1,362
	Embraer SA ADR	33,914	1,290
	Vale SA Class B Pfd. ADR	98,323	1,259
	BM&FBovespa SA	230,850	1,232
	Kroton Educacional SA	44,859	1,195
	Ultrapar Participacoes SA	49,048	1,130
	BB Seguridade Participacoes SA	71,639	1,045
	Banco Bradesco SA	60,710	947
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	18,429	889
	CCR SA	113,100	889
	Banco Santander Brasil SA	114,500	769
	Telefonica Brasil SA Preference Shares	36,480	733
	Cia Energetica de Minas Gerais Preference Shares	72,400	589
	Souza Cruz SA	51,900	482
	Grupo BTG Pactual	29,300	457
	BR Malls Participacoes SA	49,400	427
	Lojas Renner SA	14,000	423
	WEG SA	33,961	407
	Gerdau SA Preference Shares	68,900	405
*	Qualicorp SA	34,800	403
	Itau Unibanco Holding SA	26,312	385
	Cia de Saneamento Basico do Estado de Sao Paulo	42,500	376
	CETIP SA - Mercados Organizados	25,631	359
	Tractebel Energia SA	23,500	352
	Natura Cosmeticos SA	22,600	352
*	Klabin SA	68,700	344
*	Hypermarcas SA	42,212	337
	Estacio Participacoes SA	27,100	336
	Tim Participacoes SA	61,500	326
	Petroleo Brasileiro SA ADR Type A	19,355	326
	Lojas Americanas SA Preference Shares	50,788	323
	CPFL Energia SA	35,900	313
	JBS SA	84,398	311
	Banco do Estado do Rio Grande do Sul SA Preference Shares	57,668	293

Cia Energetica de Minas Gerais	35,922	293
* Fibria Celulose SA	28,600	281
Cia Siderurgica Nacional SA ADR	55,570	276
Cia Energetica de Sao Paulo Preference Shares	21,185	270
Totvs SA	15,600	269
Localiza Rent a Car SA	16,000	255
Bradespar SA Preference Shares	23,800	241
M Dias Branco SA	5,800	238
Raia Drogasil SA	28,200	236
Metalurgica Gerdau SA Preference Shares Class A	30,900	220
Cosan SA Industria e Comercio	12,900	211
Odontoprev SA	51,300	211
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	210
Multiplan Empreendimentos Imobiliarios SA	8,600	204
Gerdau SA ADR	34,726	204
ALL - America Latina Logistica SA	52,200	200
Braskem SA Preference Shares	32,311	200
Oi SA Preference Shares	301,810	196
* B2W Cia Digital Receipt	12,819	184
EcoRodovias Infraestrutura e Logistica SA	29,800	180
Cia Paranaense de Energia Preference Shares	11,500	178
Tim Participacoes SA ADR	6,700	178
MRV Engenharia e Participacoes SA	52,900	170
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	44,700	159
Linx SA	6,600	157
Duratex SA	42,371	156
Cia Energetica de Minas Gerais ADR	19,000	156
* PDG Realty SA Empreendimentos e Participacoes	240,800	154
Lojas Americanas SA	28,720	151
Cia Hering	15,700	146
Porto Seguro SA	10,272	141
Centrais Eletricas Brasileiras SA Preference Shares	28,700	138
Cia Siderurgica Nacional SA	25,900	131
Sul America SA	21,309	128
Suzano Papel e Celulose SA Preference Shares Class A	32,334	125
BR Properties SA	18,900	117
Equatorial Energia SA	10,400	116
Diagnosticos da America SA	17,700	116
AES Tiete SA Preference Shares	13,700	112
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	6,800	112
EDP - Energias do Brasil SA	23,600	110
Oi SA	154,150	103
Mills Estruturas e Servicos de Engenharia SA	9,400	98
Cia de Saneamento de Minas Gerais-COPASA	5,900	97
Transmissora Alianca de Energia Eletrica SA	10,127	91
Marcopolo SA Preference Shares	49,400	87
Sao Martinho SA	5,100	85
Smiles SA	4,700	82
Arteris SA	10,500	81
Centrais Eletricas Brasileiras SA	26,900	74
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	71
* B2W Cia Digital	4,800	71
* Prumo Logistica SA	151,000	69
Oi SA ADR	98,174	65
Multiplus SA	4,400	64
Alpargatas SA Preference Shares	13,189	62

Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,542	59
Gafisa SA	40,500	59
Cia Paranaense de Energia	5,400	58
Alupar Investimento SA	7,700	57
Iguatemi Empresa de Shopping Centers SA	5,300	57
* Marfrig Global Foods SA	18,200	53
Ez Tec Empreendimentos e Participacoes SA	5,300	53
Abril Educacao SA	3,100	52
Aliansce Shopping Centers SA	6,200	51
Mahle-Metal Leve SA Industria e Comercio	5,200	50
Fleury SA	7,600	50
Light SA	5,273	50
QGEP Participacoes SA	11,900	49
Guararapes Confeccoes SA	1,100	48
SLC Agricola SA	6,300	47
Arezzo Industria e Comercio SA	3,700	47
Gerdau SA	9,800	47
Iochpe-Maxion SA	6,300	46
International Meal Co. Holdings SA	5,600	46
JSL SA	9,200	44
Randon Participacoes SA Preference Shares	15,250	42
Sonae Sierra Brasil SA	5,200	41
Even Construtora e Incorporadora SA	15,000	41
Tecnisa SA	13,900	41
Grendene SA	6,900	40
Direcional Engenharia SA	9,000	40
AES Tiete SA	5,800	40
Helbor Empreendimentos SA	15,730	39
Magnesita Refratarios SA	18,300	36
LPS Brasil Consultoria de Imoveis SA	8,200	35
* Usinas Siderurgicas de Minas Gerais SA	10,800	35
JHSF Participacoes SA	18,800	31
Contax Participacoes SA	4,000	30
Brasil Brokers Participacoes SA	20,300	30
Marisa Lojas SA	4,500	29
Brasil Insurance Participacoes e Administracao SA	6,800	28
* Rossi Residencial SA	34,952	22
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	4,608	21
Santos Brasil Participacoes SA	3,200	21
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,573	20
* Brasil Pharma SA	12,200	19
Cia Energetica do Ceara Preference Shares	1,119	17
Eneva SA	22,345	11
* Cia de Transmissao de Energia Eletrica Paulista Rights Exp. 8/19/2014	95	—
		64,633
Canada (3.8%)
Royal Bank of Canada	182,540	13,472
Toronto-Dominion Bank	232,940	12,182
Bank of Nova Scotia	152,119	10,325
Suncor Energy Inc.	188,326	7,733
Canadian National Railway Co.	93,986	6,283
Canadian Natural Resources Ltd.	139,260	6,071
^ Bank of Montreal (XTSE)	77,029	5,741
Enbridge Inc.	107,180	5,254
Canadian Imperial Bank of Commerce	51,912	4,819
Manulife Financial Corp.	229,800	4,696
* Valeant Pharmaceuticals International Inc.	39,800	4,666

TransCanada Corp.	89,336	4,482
Canadian Pacific Railway Ltd.	22,764	4,329
Brookfield Asset Management Inc. Class A	93,458	4,169
Potash Corp. of Saskatchewan Inc.	111,068	3,943
Magna International Inc.	27,660	2,970
Cenovus Energy Inc.	93,874	2,883
Goldcorp Inc.	102,086	2,796
Sun Life Financial Inc.	73,218	2,791
Barrick Gold Corp. (XTSE)	134,088	2,423
Agrium Inc.	23,051	2,101
^ Crescent Point Energy Corp.	50,300	2,052
Encana Corp.	93,680	2,017
Tim Hortons Inc.	32,169	1,797
First Quantum Minerals Ltd.	74,929	1,777
Rogers Communications Inc. Class B	44,900	1,753
Thomson Reuters Corp.	45,401	1,715
National Bank of Canada	37,568	1,681
Pembina Pipeline Corp.	39,800	1,667
Canadian Utilities Ltd. Class A	45,462	1,633
Imperial Oil Ltd.	31,090	1,595
Teck Resources Ltd. Class B	62,422	1,496
* CGI Group Inc. Class A	41,650	1,494
Keyera Corp.	19,416	1,453
^ BCE Inc.	30,600	1,386
Talisman Energy Inc.	131,466	1,376
Silver Wheaton Corp.	51,900	1,356
Loblaw Cos. Ltd.	26,935	1,325
Alimentation Couche Tard Inc. Class B	46,200	1,264
Canadian Oil Sands Ltd.	58,700	1,254
Fairfax Financial Holdings Ltd.	2,500	1,177
* Catamaran Corp.	25,802	1,175
Cameco Corp.	57,918	1,168
Power Corp. of Canada	39,090	1,150
Husky Energy Inc.	37,660	1,146
^ ARC Resources Ltd.	41,000	1,130
Agnico Eagle Mines Ltd.	29,796	1,108
Shaw Communications Inc. Class B	44,420	1,089
Great-West Lifeco Inc.	36,100	1,052
* Tourmaline Oil Corp.	21,800	1,026
SNC-Lavalin Group Inc.	19,000	1,004
Franco-Nevada Corp.	17,700	1,001
Intact Financial Corp.	15,000	1,000
^ CI Financial Corp.	29,500	955
Yamana Gold Inc.	106,862	911
Canadian Tire Corp. Ltd. Class A	9,408	894
Saputo Inc.	14,300	887
Power Financial Corp.	26,760	862
TELUS Corp.	24,400	852
Open Text Corp.	15,100	840
Gildan Activewear Inc.	14,300	838
Pacific Rubiales Energy Corp.	40,865	781
^ Baytex Energy Corp.	18,000	772
Metro Inc.	11,500	750
^ Vermilion Energy Inc.	11,100	733
Fortis Inc.	23,700	729
Methanex Corp.	11,000	716
^ Artis REIT	49,200	702

* BlackBerry Ltd.	69,472	649
Eldorado Gold Corp.	87,005	646
* MEG Energy Corp.	17,500	628
Morguard REIT	37,343	614
^ Allied Properties REIT	18,800	603
AltaGas Ltd.	13,100	593
Dollarama Inc.	7,100	584
Enerplus Corp.	25,400	581
Home Capital Group Inc. Class B	12,200	581
* Kinross Gold Corp.	141,449	566
Finning International Inc.	18,700	537
Progressive Waste Solutions Ltd.	21,100	530
Onex Corp.	9,100	530
^ Peyto Exploration & Development Corp.	15,600	524
TMX Group Ltd.	9,964	524
Precision Drilling Corp.	40,900	510
* New Gold Inc.	79,000	486
IGM Financial Inc.	10,300	486
Penn West Petroleum Ltd.	62,400	483
Industrial Alliance Insurance & Financial Services Inc.	10,500	460
Constellation Software Inc.	1,900	451
Bombardier Inc. Class B	128,600	440
George Weston Ltd.	5,400	434
Cominar REIT	24,284	419
* Element Financial Corp.	32,200	418
^ Whitecap Resources Inc.	28,200	410
FirstService Corp.	7,354	410
Gibson Energy Inc.	12,900	396
* Turquoise Hill Resources Ltd.	113,829	396
^ Pengrowth Energy Corp.	61,600	393
Empire Co. Ltd.	5,500	389
CAE Inc.	30,300	387
^ Veresen Inc.	22,600	384
ShawCor Ltd.	7,500	380
TransAlta Corp.	29,960	344
* Tahoe Resources Inc.	12,800	339
Linamar Corp.	6,200	338
West Fraser Timber Co. Ltd.	7,400	337
Stantec Inc.	5,300	336
Canadian Western Bank	8,700	332
CCL Industries Inc. Class B	3,300	327
RioCan REIT	13,100	325
Atco Ltd.	7,200	316
Aimia Inc.	17,300	304
* Paramount Resources Ltd. Class A	5,900	302
^ Emera Inc.	9,600	297
H&R REIT	13,403	284
Russel Metals Inc.	8,600	278
* Athabasca Oil Corp.	48,500	277
MacDonald Dettwiler & Associates Ltd.	3,700	276
^ Trilogy Energy Corp.	10,700	272
* Lundin Mining Corp.	46,900	270
Westshore Terminals Investment Corp.	8,300	253
Barrick Gold Corp. (XNYS)	13,726	248
TransForce Inc.	9,800	248
^ Ritchie Bros Auctioneers Inc.	10,200	247
^ Bank of Montreal	3,309	247

^ Bonavista Energy Corp.	19,000	246
Secure Energy Services Inc.	11,600	245
DH Corp.	8,100	245
WSP Global Inc.	7,061	237
* B2Gold Corp.	91,136	236
Trican Well Service Ltd.	16,200	234
Pan American Silver Corp.	15,724	231
Quebecor Inc. Class B	9,200	223
Maple Leaf Foods Inc.	12,300	222
Capital Power Corp.	9,100	221
^ Corus Entertainment Inc. Class B	9,700	214
* Detour Gold Corp.	18,400	207
^ Extendicare Inc.	30,200	207
RONA Inc.	18,500	205
* ATS Automation Tooling Systems Inc.	15,000	204
* Canfor Corp.	9,400	199
HudBay Minerals Inc.	18,465	198
* IAMGOLD Corp.	53,400	197
Bell Aliant Inc.	6,900	196
Alamos Gold Inc.	21,900	195
* Imax Corp.	7,400	194
* Bankers Petroleum Ltd.	34,200	193
^ Cineplex Inc.	5,400	193
* NuVista Energy Ltd.	21,000	193
Ensign Energy Services Inc.	11,900	192
* Great Canadian Gaming Corp.	13,100	190
^ Genworth MI Canada Inc.	5,200	189
* Legacy Oil & Gas Inc.	24,800	188
* SEMAFO Inc.	43,200	187
^ Lightstream Resources Ltd.	27,635	182
Martinrea International Inc.	15,500	182
^ Northland Power Inc.	11,239	181
^ Hudson's Bay Co.	11,600	175
^ Bombardier Inc. Class A	50,200	174
* Bellatrix Exploration Ltd.	23,434	173
^ Mullen Group Ltd.	6,600	169
Jean Coutu Group PJC Inc. Class A	8,500	168
* Crew Energy Inc.	18,600	168
Pason Systems Inc.	6,500	166
* Dominion Diamond Corp.	11,700	164
^ Superior Plus Corp.	12,700	162
^ Parkland Fuel Corp.	8,500	160
Toromont Industries Ltd.	6,700	160
Cogeco Cable Inc.	2,800	156
* Celestica Inc.	14,500	156
First Capital Realty Inc.	8,900	154
Canadian Energy Services & Technology Corp.	17,400	151
Laurentian Bank of Canada	3,200	151
Canaccord Genuity Group Inc.	13,000	151
Trinidad Drilling Ltd.	15,600	151
* Gran Tierra Energy Inc. (XASE)	22,700	151
Dream Office REIT	5,500	146
Sherritt International Corp.	34,400	141
Canadian REIT	3,300	139
Boardwalk REIT	2,300	137
* China Gold International Resources Corp. Ltd.	46,000	135
Bonterra Energy Corp.	2,400	133

*	Capstone Mining Corp.	46,000	123
	Chartwell Retirement Residences	12,400	123
	AGF Management Ltd. Class B	11,100	120
*	Dundee Corp. Class A	7,200	119
*	Advantage Oil & Gas Ltd.	22,200	119
	Calfrac Well Services Ltd.	6,200	119
	Enerflex Ltd.	6,900	117
	AuRico Gold Inc.	28,000	115
*	Birchcliff Energy Ltd.	11,500	115
*	Imperial Metals Corp.	7,400	113
^	Canexus Corp.	25,900	112
	Centerra Gold Inc.	21,000	109
*,^ Westport Innovations Inc.		6,300	108
	Calloway REIT	4,300	104
*	Kelt Exploration Ltd.	8,700	103
*	Torex Gold Resources Inc.	72,182	101
	Innergex Renewable Energy Inc.	10,400	100
^	First National Financial Corp.	4,600	99
	Stella-Jones Inc.	4,000	99
*	NovaGold Resources Inc.	26,200	99
	Manitoba Telecom Services Inc.	3,400	98
*	First Majestic Silver Corp.	9,200	98
	Algonquin Power & Utilities Corp.	12,700	94
^	Black Diamond Group Ltd.	3,500	94
	Dorel Industries Inc. Class B	2,600	92
*	Avigilon Corp.	3,900	91
*	Thompson Creek Metals Co. Inc.	32,700	91
*	Dream Unlimited Corp. Class A	7,200	90
	North West Co. Inc.	4,000	88
	Canadian Apartment Properties REIT	4,100	86
*	Osisko Gold Royalties Ltd.	6,030	86
*,^ Pretium Resources Inc.		12,200	83
*	OceanaGold Corp.	29,200	83
	Aecon Group Inc.	5,400	81
*	BlackPearl Resources Inc.	39,100	77
	Transcontinental Inc. Class A	6,000	77
	Torstar Corp. Class B	10,400	72
^	Just Energy Group Inc.	12,300	67
*	Gran Tierra Energy Inc. (XTSE)	9,800	65
*	Endeavour Silver Corp.	10,800	64
*,^ Silver Standard Resources Inc.		6,500	60
	Cott Corp.	8,600	59
	Nevsun Resources Ltd.	14,300	54
^	Savanna Energy Services Corp.	7,300	53
*	Dundee Precious Metals Inc.	11,000	52
^	Sprott Inc.	18,900	51
*	Denison Mines Corp.	38,200	51
	Major Drilling Group International Inc.	6,000	49
^	Reitmans Canada Ltd. Class A	8,700	48
	Norbord Inc.	2,300	48
*	Continental Gold Ltd.	13,000	46
^	Atlantic Power Corp.	11,600	44
*	Argonaut Gold Inc.	12,000	44
	Alacer Gold Corp.	14,100	32
^	Silvercorp Metals Inc.	10,900	20
	Wi-Lan Inc.	6,100	20

* Torex Gold Resources Inc Warrants	10,991	—
		209,429
Chile (0.1%)
Empresa Nacional de Electricidad SA ADR	21,512	957
Enersis SA	1,505,735	508
Banco de Chile	4,040,648	503
SACI Falabella	59,631	475
Empresas COPEC SA	37,451	459
Cencosud SA	117,208	366
Banco Santander Chile	5,672,801	360
* Latam Airlines Group SA (Santiago Shares)	25,854	305
Empresas CMPC SA	131,977	296
Empresa Nacional de Electricidad SA	167,940	249
Corpbanca SA	20,346,293	240
Banco Santander Chile ADR	9,416	240
Banco de Credito e Inversiones	4,042	227
Cia Cervecerias Unidas SA	18,080	204
Vina Concha y Toro SA	102,740	201
Aguas Andinas SA Class A	297,215	187
Enersis SA ADR	10,846	183
Colbun SA	659,252	170
Sociedad Matriz Banco de Chile Class B	495,744	151
Sociedad Quimica y Minera de Chile SA ADR	5,411	150
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,015	139
Sonda SA	59,815	136
AES Gener SA	265,095	132
Inversiones La Construccion SA	9,475	114
Parque Arauco SA	59,605	111
ENTEL Chile SA	8,632	105
Administradora de Fondos de Pensiones Habitat SA	81,126	104
CFR Pharmaceuticals SA	261,487	88
CAP SA	5,685	77
Ripley Corp. SA	116,780	70
Embotelladora Andina SA Preference Shares	18,360	65
Besalco SA	88,861	62
Inversiones Aguas Metropolitanas SA	36,076	57
Sociedad Matriz SAAM SA	651,845	55
* Latam Airlines Group SA	4,562	52
Salfacorp SA	57,321	44
E.CL SA	25,930	36
* Cia Sud Americana de Vapores SA	583,637	27
* Cia Sud Americana de Vapores SA Rights Exp. 8/02/2014	150,986	—
		7,905
China (1.9%)
* Tencent Holdings Ltd.	606,080	9,843
China Mobile Ltd.	671,861	7,341
China Construction Bank Corp.	9,229,433	7,062
Industrial & Commercial Bank of China Ltd.	9,196,245	6,272
Bank of China Ltd.	9,663,800	4,618
PetroChina Co. Ltd.	2,786,000	3,611
CNOOC Ltd.	2,035,752	3,601
China Petroleum & Chemical Corp.	3,352,314	3,282
China Life Insurance Co. Ltd.	999,000	2,967
Ping An Insurance Group Co. of China Ltd.	241,910	2,056
China Overseas Land & Investment Ltd.	554,480	1,686
China Shenhua Energy Co. Ltd.	571,000	1,679

	Agricultural Bank of China Ltd.	3,109,500	1,506
	Hengan International Group Co. Ltd.	125,068	1,338
	China Telecom Corp. Ltd.	2,176,034	1,227
	China Unicom Hong Kong Ltd.	653,574	1,142
	China Merchants Bank Co. Ltd.	553,272	1,118
	China Pacific Insurance Group Co. Ltd.	274,800	1,079
	Lenovo Group Ltd.	766,000	1,045
	Belle International Holdings Ltd.	726,000	899
	PICC Property & Casualty Co. Ltd.	532,466	861
	Bank of Communications Co. Ltd.	1,031,058	790
	China Minsheng Banking Corp. Ltd.	764,760	790
	Tsingtao Brewery Co. Ltd.	88,823	724
	Brilliance China Automotive Holdings Ltd.	384,000	722
	China Resources Power Holdings Co. Ltd.	245,400	686
	Dongfeng Motor Group Co. Ltd.	380,000	675
	Great Wall Motor Co. Ltd.	153,750	633
	China National Building Material Co. Ltd.	632,000	630
	Kunlun Energy Co. Ltd.	370,000	628
	China CITIC Bank Corp. Ltd.	933,010	618
	ENN Energy Holdings Ltd.	86,000	608
	China Oilfield Services Ltd.	244,000	607
	China Resources Land Ltd.	250,000	583
	Byd Co. Ltd.	86,960	576
^	Anhui Conch Cement Co. Ltd.	143,000	535
	Beijing Enterprises Holdings Ltd.	60,500	527
*	China Vanke Co. Ltd.	233,404	517
	China Gas Holdings Ltd.	262,000	505
^	China Coal Energy Co. Ltd.	773,000	465
	China Merchants Holdings International Co. Ltd.	136,000	458
	China Everbright International Ltd.	310,000	414
	China Resources Enterprise Ltd.	134,000	408
*	GCL-Poly Energy Holdings Ltd.	1,261,000	407
	China Longyuan Power Group Corp.	400,000	406
	Huaneng Power International Inc.	366,000	406
^	CITIC Pacific Ltd.	196,000	391
	China State Construction International Holdings Ltd.	218,000	384
	China Communications Construction Co. Ltd.	498,375	377
2	People's Insurance Co. Group of China Ltd.	826,000	364
	Sinopharm Group Co. Ltd.	113,600	333
	Shimao Property Holdings Ltd.	144,500	332
	Sino Biopharmaceutical Ltd.	384,000	329
	Haier Electronics Group Co. Ltd.	114,000	326
	Beijing Enterprises Water Group Ltd.	500,000	325
*,^ Aluminum Corp. of China Ltd.		705,331	324
	Guangzhou Automobile Group Co. Ltd.	283,857	319
	COSCO Pacific Ltd.	206,000	310
*	China Taiping Insurance Holdings Co. Ltd.	141,200	307
	Haitong Securities Co. Ltd.	184,000	305
	GOME Electrical Appliances Holding Ltd.	1,797,720	303
	CSPC Pharmaceutical Group Ltd.	389,978	303
*,^ China Cinda Asset Management Co. Ltd.		530,000	302
*	Hunan Nonferrous Metal Corp. Ltd.	866,728	297
^	Evergrande Real Estate Group Ltd.	684,000	296
	Weichai Power Co. Ltd.	67,600	295
	Jiangxi Copper Co. Ltd.	154,000	294
	New China Life Insurance Co. Ltd.	80,601	292
	Guangdong Investment Ltd.	258,000	289

	Country Garden Holdings Co. Ltd.	560,817	285
	Longfor Properties Co. Ltd.	195,000	280
	Beijing Capital International Airport Co. Ltd.	406,000	278
	China International Marine Containers Group Co. Ltd.	125,500	274
	China Railway Group Ltd.	500,000	267
	Sihuan Pharmaceutical Holdings Group Ltd.	420,000	257
^	Kingsoft Corp. Ltd.	87,000	256
	CITIC Securities Co. Ltd.	101,000	252
	China Resources Gas Group Ltd.	80,000	252
	China Railway Construction Corp. Ltd.	260,626	250
	Zhuzhou CSR Times Electric Co. Ltd.	69,000	236
	Hangzhou Steam Turbine Co. Class B	192,557	232
	Sino-Ocean Land Holdings Ltd.	384,000	224
	Shenzhou International Group Holdings Ltd.	69,991	220
	Shandong Weigao Group Medical Polymer Co. Ltd.	208,000	213
	Geely Automobile Holdings Ltd.	525,000	211
	Guangdong Electric Power Development Co. Ltd. Class B	343,869	208
	Yanzhou Coal Mining Co. Ltd.	246,000	201
	COSCO International Holdings Ltd.	466,000	196
	Datang International Power Generation Co. Ltd.	390,000	193
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	193
	Fosun International Ltd.	152,500	193
*,^ China Huishan Dairy Holdings Co. Ltd.		841,401	190
	Tong Ren Tang Technologies Co. Ltd.	134,000	190
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	189
*	Shunfeng Photovoltaic International Ltd.	162,014	180
	Yuexiu Property Co. Ltd.	799,200	179
^	Hanergy Solar Group Ltd.	1,140,000	179
	CSR Corp. Ltd.	197,000	176
^	Sinotrans Ltd.	283,000	175
	Zhejiang Expressway Co. Ltd.	160,000	173
	Jiangsu Future Land Co. Ltd. Class B	339,800	172
	Guangzhou R&F Properties Co. Ltd.	117,400	172
	Shanghai Industrial Holdings Ltd.	51,000	170
*	China Shipping Development Co. Ltd.	256,000	168
	SOHO China Ltd.	200,000	168
	Jiangsu Expressway Co. Ltd.	138,000	168
	Sunac China Holdings Ltd.	204,000	167
	ANTA Sports Products Ltd.	100,000	164
	Shanghai Electric Group Co. Ltd.	360,000	160
	Chongqing Rural Commercial Bank	314,000	155
	Sunny Optical Technology Group Co. Ltd.	118,000	155
	China Medical System Holdings Ltd.	124,000	154
	Kingboard Chemical Holdings Ltd.	72,000	151
	Digital China Holdings Ltd.	152,000	150
*	Shanghai Fosun Pharmaceutical Group Co. Ltd.	45,000	148
	China Everbright Ltd.	96,000	148
	China Power International Development Ltd.	351,000	147
	China South City Holdings Ltd.	292,000	147
	ZTE Corp.	68,212	143
	Nine Dragons Paper Holdings Ltd.	173,000	142
	China Resources Cement Holdings Ltd.	196,000	142
	Zijin Mining Group Co. Ltd.	541,301	141
	Franshion Properties China Ltd.	462,000	136
*	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	136
	Air China Ltd.	220,000	134
	Far East Horizon Ltd.	174,000	133

	Haitian International Holdings Ltd.	54,000	127
	Greentown China Holdings Ltd.	97,879	126
*,^ China Shipping Container Lines Co. Ltd.		426,000	123
*,2 Tianhe Chemicals Group Ltd.		383,088	121
	Shanghai Pharmaceuticals Holding Co. Ltd.	64,800	120
*,^ China COSCO Holdings Co. Ltd.		276,500	119
	Agile Property Holdings Ltd.	140,000	119
	Weifu High-Technology Group Co. Ltd. Class B	34,600	116
	AviChina Industry & Technology Co. Ltd.	200,000	115
2	Sinopec Engineering Group Co. Ltd.	101,135	115
	Skyworth Digital Holdings Ltd.	232,000	115
	China Communications Services Corp. Ltd.	234,000	114
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	113
	China Molybdenum Co. Ltd.	169,000	111
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,173	107
*,^ China Modern Dairy Holdings Ltd.		227,000	105
	Zhongsheng Group Holdings Ltd.	82,000	104
	Huadian Fuxin Energy Corp. Ltd.	204,000	104
	Greatview Aseptic Packaging Co. Ltd.	132,000	104
	Intime Retail Group Co. Ltd.	110,000	103
	Weiqiao Textile Co.	191,000	101
	Dah Chong Hong Holdings Ltd.	166,000	101
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	101
	Fiyta Holdings Ltd. Class B	119,740	99
	Shenzhen International Holdings Ltd.	80,000	99
*	Shenzhen Nanshan Power Co. Ltd. Class B	290,400	97
	China Hongqiao Group Ltd.	113,000	97
	China Shanshui Cement Group Ltd.	267,000	96
	Travelsky Technology Ltd.	106,000	96
	Biostime International Holdings Ltd.	21,000	96
	Huadian Power International Corp. Ltd.	152,000	94
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	93
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	92
	China BlueChemical Ltd.	176,000	91
*	China Foods Ltd.	230,000	88
	China Merchants Property Development Co. Ltd. Class B	49,900	87
*	China Tian Lun Gas Holdings Ltd.	72,000	86
	Wasion Group Holdings Ltd.	108,000	86
	China Zhongwang Holdings Ltd.	237,200	85
	Metallurgical Corp. of China Ltd.	390,000	85
	Angang Steel Co. Ltd.	114,000	84
	CIMC Enric Holdings Ltd.	70,000	83
	Lao Feng Xiang Co. Ltd. Class B	30,400	83
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	292,000	83
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	81
	NetDragon Websoft Inc.	43,500	81
	Golden Eagle Retail Group Ltd.	63,000	81
	Kaisa Group Holdings Ltd.	221,000	81
	BBMG Corp.	103,500	81
	Huaneng Renewables Corp. Ltd.	242,000	80
*	Kingdee International Software Group Co. Ltd.	232,000	80
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	79
	KWG Property Holding Ltd.	108,500	79
	Beijing Jingneng Clean Energy Co. Ltd.	186,000	79
	MMG Ltd.	196,000	78
2	China Galaxy Securities Co. Ltd.	103,000	77
	Dongfang Electric Corp. Ltd.	44,800	77

China Agri-Industries Holdings Ltd.	176,800	77
^ China Lumena New Materials Corp.	476,000	77
Yuexiu Transport Infrastructure Ltd.	114,000	75
* Coolpad Group Ltd.	320,000	75
* North Mining Shares Co. Ltd.	1,310,000	74
Shenzhen Expressway Co. Ltd.	118,000	71
Huishang Bank Corp. Ltd.	158,452	70
BYD Electronic International Co. Ltd.	94,000	69
Phoenix Satellite Television Holdings Ltd.	200,000	69
China Singyes Solar Technologies Holdings Ltd.	47,000	69
^ Baoxin Auto Group Ltd.	85,000	68
Shenguan Holdings Group Ltd.	176,000	67
Sinopec Kantons Holdings Ltd.	90,000	67
CSG Holding Co. Ltd. Class B	90,105	67
Poly Property Group Co. Ltd.	136,000	66
Tibet 5100 Water Resources Holdings Ltd.	191,000	66
China Suntien Green Energy Corp. Ltd.	209,000	65
* Hopson Development Holdings Ltd.	58,000	65
Harbin Electric Co. Ltd.	96,000	64
* China Eastern Airlines Corp. Ltd.	202,000	64
* China Precious Metal Resources Holdings Co. Ltd.	480,000	64
* China Resources and Transportation Group Ltd.	1,500,000	62
* Tech Pro Technology Development Ltd.	102,000	60
* Renhe Commercial Holdings Co. Ltd.	1,164,000	58
China Dongxiang Group Co. Ltd.	295,000	57
* Hi Sun Technology China Ltd.	213,000	57
China Oil & Gas Group Ltd.	320,000	57
Guangshen Railway Co. Ltd.	140,000	56
Beijing Capital Land Ltd.	152,000	56
* Li Ning Co. Ltd.	93,000	56
China Shineway Pharmaceutical Group Ltd.	33,000	55
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	55
* Sinopec Yizheng Chemical Fibre Co. Ltd.	236,000	54
Lee & Man Paper Manufacturing Ltd.	88,000	53
Xinjiang Goldwind Science & Technology Co. Ltd.	46,600	53
* Glorious Property Holdings Ltd.	355,000	52
Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	51
Ajisen China Holdings Ltd.	61,000	50
China Datang Corp. Renewable Power Co. Ltd.	330,000	49
Shenzhen Investment Ltd.	140,000	48
Fufeng Group Ltd.	125,000	48
* China Traditional Chinese Medicine Co. Ltd.	110,000	47
* Sinotrans Shipping Ltd.	169,500	47
Welling Holding Ltd.	156,000	45
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	26,900	45
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	44
Changshouhua Food Co. Ltd.	47,000	44
^ Bloomage Biotechnology Corp. Ltd.	17,500	43
Guangzhou Shipyard International Co. Ltd.	24,000	43
* China WindPower Group Ltd.	520,000	42
Hilong Holding Ltd.	75,000	42
China Overseas Grand Oceans Group Ltd.	52,000	42
* CITIC Resources Holdings Ltd.	278,000	41
Xingda International Holdings Ltd.	103,000	41
Bosideng International Holdings Ltd.	242,000	41
* Chinasoft International Ltd.	130,000	40
Dazhong Transportation Group Co. Ltd. Class B	62,100	40

	Anxin-China Holdings Ltd.	312,000	39
	China Lesso Group Holdings Ltd.	66,000	39
*	China Power New Energy Development Co. Ltd.	620,000	38
	Hydoo International Holding Ltd.	172,000	37
	Wumart Stores Inc.	40,000	36
	NVC Lighting Holding Ltd.	156,000	35
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	35
*,^ V1 Group Ltd.		370,000	35
	Daphne International Holdings Ltd.	78,000	34
	Wisdom Holdings Group	64,000	34
	Yashili International Holdings Ltd.	94,000	33
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	33
*,^ China Yurun Food Group Ltd.		68,000	33
	Dongyue Group Ltd.	71,000	32
	China Southern Airlines Co. Ltd.	88,000	30
	Texhong Textile Group Ltd.	38,500	29
	Zhaojin Mining Industry Co. Ltd.	45,500	28
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	20
	China ZhengTong Auto Services Holdings Ltd.	31,000	17
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	4
			106,083
Colombia (0.1%)
	Bancolombia SA ADR	15,578	972
	Ecopetrol SA	423,943	718
	Grupo de Inversiones Suramericana SA	31,591	704
	Almacenes Exito SA	25,317	409
	Banco Davivienda SA Preference Shares	21,717	368
	Ecopetrol SA ADR	10,830	365
	Cementos Argos SA	44,055	258
	Bancolombia SA Preference Shares	14,574	225
*	Cemex Latam Holdings SA	21,710	214
	Corp Financiera Colombiana SA	10,201	210
	Grupo de Inversiones Suramericana SA Preference Shares	8,989	190
	Interconexion Electrica SA ESP	36,758	181
	Isagen SA ESP	104,160	180
	Grupo Argos SA Preference Shares	11,235	136
	Grupo Aval Acciones y Valores Preference Shares	107,541	80
			5,210
Czech Republic (0.0%)
	Komercni banka as	2,907	630
	CEZ AS	18,545	525
	O2 Czech Republic AS	4,878	64
			1,219
Denmark (0.5%)
	Novo Nordisk A/S Class B	246,206	11,333
	Danske Bank A/S	93,464	2,700
	AP Moeller - Maersk A/S Class B	801	1,867
	Coloplast A/S Class B	17,860	1,510
	Novozymes A/S	28,758	1,422
*	Vestas Wind Systems A/S	27,091	1,221
	Carlsberg A/S Class B	12,722	1,217
	Pandora A/S	15,185	1,039
	AP Moeller - Maersk A/S Class A	424	952
	TDC A/S	92,224	930
	DSV A/S	19,464	615
*	Auriga Industries A/S Class B	10,347	556

GN Store Nord A/S	18,498	473
* Jyske Bank A/S	7,734	439
Chr Hansen Holding A/S	9,710	402
FLSmidth & Co. A/S	7,328	375
* Royal UNIBREW	2,463	361
* Sydbank A/S	11,263	308
* Topdanmark A/S	9,790	302
Matas A/S	11,786	299
* Genmab A/S	6,193	247
NKT Holding A/S	3,370	212
Solar A/S Class B	2,959	212
Tryg A/S	2,042	206
H Lundbeck A/S	8,518	195
* William Demant Holding A/S	2,196	191
ALK-Abello A/S	1,004	144
SimCorp A/S	4,076	132
Spar Nord Bank A/S	7,698	84
Rockwool International A/S Class B	488	81
Schouw & Co.	1,690	78
* Bavarian Nordic A/S	2,919	60
* Bang & Olufsen A/S	4,004	49
		30,212
Egypt (0.0%)
Commercial International Bank Egypt SAE	95,580	562
Sidi Kerir Petrochemicals Co.	79,618	211
* Global Telecom Holding SAE GDR	58,751	204
Juhayna Food Industries	126,362	186
Talaat Moustafa Group	84,619	111
Telecom Egypt Co.	55,015	103
* Pioneers Holding for Financial Investments SAE	40,996	76
* Orascom Telecom Media And Technology Holding SAE GDR	85,774	73
* Citadel Capital SAE	117,840	71
* Egypt Kuwait Holding Co. SAE	58,473	61
		1,658
Finland (0.3%)
Nokia Oyj	474,513	3,759
Sampo Oyj Class A	56,721	2,818
Kone Oyj Class B	47,655	2,004
UPM-Kymmene Oyj	84,480	1,377
Fortum Oyj	51,784	1,332
Wartsila OYJ Abp	20,933	1,054
Metso Oyj	20,827	817
Nokian Renkaat Oyj	23,530	815
Stora Enso Oyj	67,010	602
Elisa Oyj	16,385	469
Orion Oyj Class B	12,656	469
Cargotec Oyj Class B	10,006	365
^ Outotec Oyj	34,408	357
Huhtamaki Oyj	11,387	303
Neste Oil Oyj	15,914	294
Valmet Oyj	27,394	286
Kesko Oyj Class B	7,026	267
Amer Sports Oyj	12,340	243
Sponda Oyj	44,471	229
Tieto Oyj	8,018	213
* Outokumpu Oyj	24,657	200

^ YIT Oyj	17,206	176
Konecranes Oyj	5,372	175
Citycon Oyj	39,776	146
Caverion Corp.	15,327	127
Metsa Board Oyj	20,944	100
Kemira Oyj	5,900	80
Raisio plc	14,364	79
Uponor Oyj	4,437	68
Sanoma Oyj	7,321	57
* Rautaruukki Oyj	3,863	57
Stockmann OYJ Abp Class B	3,597	52
Ramirent Oyj	5,288	50
Cramo Oyj	2,348	48
		19,488
France (3.1%)
Total SA	259,096	16,711
Sanofi	146,187	15,348
BNP Paribas SA	125,983	8,359
Schneider Electric SE	68,221	5,782
LVMH Moet Hennessy Louis Vuitton SA	33,039	5,683
AXA SA	242,708	5,576
Air Liquide SA	42,084	5,355
L'Oreal SA	30,678	5,180
Danone SA	68,085	4,918
Societe Generale SA	92,958	4,667
GDF Suez	175,993	4,538
Vinci SA	58,696	4,051
Airbus Group NV	69,287	4,020
Vivendi SA	159,227	3,996
Orange SA	223,405	3,498
Cie de St-Gobain	57,916	2,818
Pernod Ricard SA	24,311	2,723
Carrefour SA	78,469	2,710
Cie Generale des Etablissements Michelin	23,308	2,557
Essilor International SA	23,792	2,324
Lafarge SA	26,993	2,101
Kering	9,383	2,009
Renault SA	23,244	1,940
Credit Agricole SA	139,528	1,887
Safran SA	31,818	1,870
Legrand SA	31,628	1,754
Publicis Groupe SA	22,659	1,644
SES SA	38,570	1,419
Technip SA	14,470	1,337
Casino Guichard Perrachon SA	11,035	1,330
Cap Gemini SA	17,861	1,295
* Alcatel-Lucent	367,694	1,287
Dassault Systemes	18,090	1,214
Societe BIC SA	8,550	1,179
Valeo SA	9,552	1,145
* Alstom SA	31,715	1,141
Christian Dior SA	6,422	1,119
Bouygues SA	26,375	1,039
Electricite de France SA	31,747	1,026
Edenred	32,690	1,022
Arkema SA	10,772	999
Sodexo	10,049	999

	Accor SA	20,238	980
	Veolia Environnement SA	54,120	959
	Hermes International	2,632	910
	SCOR SE	26,493	852
	Iliad SA	2,953	813
	Vallourec SA	17,826	789
	AtoS	9,576	748
	Groupe Eurotunnel SA	53,118	703
	Natixis	108,611	702
	Zodiac Aerospace	22,182	695
*	Peugeot SA	45,165	674
	Bureau Veritas SA	26,007	671
	Thales SA	11,183	636
	STMicroelectronics NV	73,970	616
	Aeroports de Paris	4,411	604
	Rexel SA	30,968	600
	Eutelsat Communications SA	17,188	593
	Sartorius Stedim Biotech	3,130	541
	SEB SA	6,591	534
	Saft Groupe SA	13,240	488
	Ingenico	4,815	487
	Societe de la Tour Eiffel	6,045	469
	Suez Environnement Co.	25,083	468
	Wendel SA	3,377	443
	Klepierre	9,333	442
	Eurofins Scientific SE	1,478	441
	Teleperformance	6,177	429
	Havas SA	49,634	388
	CNP Assurances	18,741	368
	Bollore SA	583	360
	Lagardere SCA	11,232	334
	Eurazeo SA	4,378	329
	ICADE	3,402	329
	Korian-Medica	8,250	300
	Orpea	4,455	292
	Eiffage SA	4,416	286
	Fonciere Des Regions	2,807	282
^	Neopost SA	3,984	280
	Faurecia	6,944	246
	Gecina SA	1,684	240
	Imerys SA	3,027	236
*	Nexans SA	5,175	236
*	Technicolor SA	31,845	230
^	Remy Cointreau SA	2,787	228
	Metropole Television SA	12,110	222
*	CGG SA	21,462	222
*	Numericable Group SA	3,961	219
	JCDecaux SA	5,748	197
	Ipsen SA	4,164	185
	Rubis SCA	3,054	183
	Plastic Omnium SA	6,534	173
*	UBISOFT Entertainment	10,179	170
	Euler Hermes Group	1,421	166
	Societe Television Francaise 1	11,014	162
*,^ Air France-KLM		14,541	157
	BioMerieux	1,421	148
	Mercialys SA	5,332	126

*	Beneteau SA	6,653	118
	MPI	20,679	117
*	Eramet	929	116
*	Etablissements Maurel et Prom	6,590	100
	Vicat	1,220	97
	Altran Technologies SA	9,014	95
	Virbac SA	437	94
	Alten SA	1,875	90
	IPSOS	3,244	88
*	GameLoft SE	13,315	85
	Groupe Steria SCA	3,037	84
	Bourbon SA	2,900	83
	Rallye SA	1,619	81
	Nexity SA	1,966	75
*,^ SOITEC		20,378	62
*	Club Mediterranee SA	2,064	60
	Tarkett SA	1,857	60
*	Solocal Group	72,347	59
	LISI	348	54
*	Bull	7,490	49
	Boiron SA	633	48
*	Trigano SA	1,902	48
	Sopra Group SA	431	47
	ALBIOMA	1,776	45
	Faiveley Transport SA	579	41
*	Groupe Fnac	880	39
	Mersen	914	26
	Vilmorin & Cie SA	202	24
	Burelle SA	6	5
			168,141
Germany (3.0%)
	Bayer AG	105,180	13,874
	Siemens AG	105,379	13,014
	BASF SE	117,462	12,157
	Daimler AG	121,153	9,998
	Allianz SE	57,879	9,636
	SAP SE	113,204	8,897
	Deutsche Telekom AG	391,021	6,345
	Deutsche Bank AG	177,328	6,064
	Bayerische Motoren Werke AG	40,850	4,866
	Linde AG	22,824	4,655
	Muenchener Rueckversicherungs AG	21,415	4,544
	Volkswagen AG Preference Shares	19,295	4,481
	E.ON SE	233,348	4,405
	Deutsche Post AG	118,499	3,791
	Continental AG	13,500	2,908
	Henkel AG & Co. KGaA Preference Shares	21,947	2,441
	Fresenius SE & Co. KGaA	16,279	2,434
	RWE AG	59,470	2,388
	Porsche Automobil Holding SE Preference Shares	24,510	2,291
	Deutsche Boerse AG	31,411	2,274
	adidas AG	25,982	2,057
	Fresenius Medical Care AG & Co. KGaA	26,152	1,813
*	ThyssenKrupp AG	62,748	1,768
*	Commerzbank AG	120,747	1,735
	HeidelbergCement AG	21,852	1,621
	Henkel AG & Co. KGaA	16,250	1,547

	Infineon Technologies AG	135,801	1,496
	Merck KGaA	15,720	1,390
	Beiersdorf AG	11,953	1,077
	ProSiebenSat.1 Media AG	24,970	1,047
	GEA Group AG	23,297	1,045
	Brenntag AG	6,059	973
	Volkswagen AG	4,051	934
	Hannover Rueck SE	10,555	901
	Kabel Deutschland Holding AG	6,136	877
	Deutsche Wohnen AG	37,777	817
	LEG Immobilien AG	11,287	790
	K&S AG	24,597	754
	Symrise AG	14,210	744
*	Metro AG	19,546	704
	LANXESS AG	11,002	699
	MAN SE	5,466	649
*	QIAGEN NV	25,612	626
	Hugo Boss AG	4,277	614
*	Sky Deutschland AG	64,747	582
	United Internet AG	13,316	532
	Fuchs Petrolub SE	12,922	517
	Wirecard AG	13,491	500
	MTU Aero Engines AG	5,811	500
*	GAGFAH SA	27,005	473
	Deutsche Lufthansa AG	24,777	437
*	OSRAM Licht AG	10,622	429
	Deutsche Euroshop AG	8,453	399
	Bilfinger SE	4,437	361
	Fuchs Petrolub SE Preference Shares	8,756	351
	Stada Arzneimittel AG	7,259	300
	Evonik Industries AG	7,652	282
*	MorphoSys AG	2,871	275
	Freenet AG	10,358	273
	TUI AG	18,456	261
	Hochtief AG	3,010	252
	Leoni AG	3,662	250
	Aurubis AG	5,039	245
	Axel Springer SE	4,031	227
	Fraport AG Frankfurt Airport Services Worldwide	3,307	217
	Salzgitter AG	5,667	211
*	Dialog Semiconductor plc	6,924	211
	Rhoen Klinikum AG	6,770	210
	Gerresheimer AG	3,032	209
	Telefonica Deutschland Holding AG	25,181	197
	Wincor Nixdorf AG	3,793	193
	Celesio AG	5,604	192
	Gerry Weber International AG	4,199	191
	DMG MORI SEIKI AG	6,025	184
	Wacker Chemie AG	1,583	183
	Aareal Bank AG	4,315	183
	CTS Eventim AG & Co. KGaA	6,198	181
	Suedzucker AG	10,184	178
	Takkt AG	10,483	175
*,^ SGL Carbon SE		5,371	173
	Norma Group SE	3,454	170
*	Nordex SE	8,788	160
	Talanx AG	4,447	158

	Drillisch AG	4,135	155
	Software AG	6,141	154
	KUKA AG	2,696	150
	TAG Immobilien AG	12,145	148
	KION Group AG	3,571	139
*	Aixtron SE	10,146	137
	Rational AG	403	131
	Sixt SE	3,725	131
	Fielmann AG	1,025	129
	ElringKlinger AG	3,434	124
	Krones AG	1,243	121
	Grenkeleasing AG	1,154	120
*	Kloeckner & Co. SE	8,705	113
	Pfeiffer Vacuum Technology AG	1,066	106
	Jungheinrich AG Preference Shares	1,610	98
	Draegerwerk AG & Co. KGaA Preference Shares	1,078	97
	Sartorius AG Preference Shares	765	91
	Duerr AG	1,160	88
	Bechtle AG	1,108	86
	Deutz AG	11,888	84
	alstria office REIT-AG	6,316	84
	CAT Oil AG	4,221	81
	KWS Saat AG	221	78
	Carl Zeiss Meditec AG	2,316	69
	Puma SE	265	68
	Aurelius AG	1,743	61
	Vossloh AG	786	57
	Biotest AG Preference Shares	511	54
	Wacker Neuson SE	2,449	54
*,^ SMA Solar Technology AG		1,946	52
	Hamburger Hafen und Logistik AG	2,013	52
	CompuGroup Medical AG	2,051	51
	Jenoptik AG	3,717	49
*	Heidelberger Druckmaschinen AG	14,326	47
	Bertrandt AG	370	46
*	Kontron AG	6,837	43
	Rheinmetall AG	654	40
	QSC AG	9,587	39
	GFK SE	841	38
			162,628
Greece (0.1%)
*	National Bank of Greece SA	230,046	732
*	Piraeus Bank SA	240,739	506
	OPAP SA	26,182	427
*	Folli Follie SA	10,034	420
*	Alpha Bank AE	456,327	365
*	Hellenic Telecommunications Organization SA ADR	45,296	307
*	Mytilineos Holdings SA	28,609	245
	Titan Cement Co. SA	6,193	190
	Motor Oil Hellas Corinth Refineries SA	14,637	158
*	Public Power Corp. SA	10,498	153
*	JUMBO SA	9,407	141
*	Hellenic Telecommunications Organization SA	7,746	106
*	Marfin Investment Group Holdings SA	146,964	87
	Hellenic Petroleum SA	7,187	56
*	Bank of Cyprus PCL	187,651	52
	Athens Water Supply & Sewage Co. SA	4,011	51

Eurobank Properties Real Estate Investment Co.	3,952	50
Hellenic Exchanges SA	4,615	46
* Ellaktor SA	8,992	45
		4,137
Hong Kong (1.3%)
AIA Group Ltd.	1,533,558	8,216
Hutchison Whampoa Ltd.	288,000	3,907
Hong Kong Exchanges and Clearing Ltd.	158,081	3,541
Sun Hung Kai Properties Ltd.	228,802	3,473
Cheung Kong Holdings Ltd.	158,400	3,060
Sands China Ltd.	318,000	2,335
Galaxy Entertainment Group Ltd.	263,000	2,212
Hang Seng Bank Ltd.	124,666	2,112
Jardine Matheson Holdings Ltd.	32,727	1,953
Hong Kong & China Gas Co. Ltd.	759,941	1,659
CLP Holdings Ltd.	187,000	1,556
Link REIT	274,000	1,555
Wharf Holdings Ltd.	180,600	1,439
Power Assets Holdings Ltd.	156,000	1,393
BOC Hong Kong Holdings Ltd.	424,000	1,330
Want Want China Holdings Ltd.	912,765	1,246
Bank of East Asia Ltd.	275,872	1,176
Hang Lung Group Ltd.	208,621	1,119
Li & Fung Ltd.	740,000	986
Jardine Strategic Holdings Ltd.	27,000	965
Swire Pacific Ltd. Class A	73,852	951
Hongkong Land Holdings Ltd.	137,000	936
Tingyi Cayman Islands Holding Corp.	326,000	923
Henderson Land Development Co. Ltd.	130,240	826
China Mengniu Dairy Co. Ltd.	163,000	789
Hang Lung Properties Ltd.	254,000	784
New World Development Co. Ltd.	598,224	754
MTR Corp. Ltd.	167,500	658
Wynn Macau Ltd.	132,400	564
SJM Holdings Ltd.	209,000	558
Prosperity REIT	1,616,000	546
Sino Land Co. Ltd.	312,280	537
^ Prada SPA	72,300	512
AAC Technologies Holdings Inc.	81,000	480
Samsonite International SA	152,996	474
Wheelock & Co. Ltd.	87,000	439
First Pacific Co. Ltd.	361,200	432
Swire Properties Ltd.	130,046	424
Techtronic Industries Co.	139,000	417
Cheung Kong Infrastructure Holdings Ltd.	57,000	402
Melco International Development Ltd.	118,000	351
^ Sun Art Retail Group Ltd.	277,079	345
Yue Yuen Industrial Holdings Ltd.	101,500	339
Esprit Holdings Ltd.	201,846	316
Hysan Development Co. Ltd.	65,000	311
MGM China Holdings Ltd.	84,000	307
ASM Pacific Technology Ltd.	26,800	285
NWS Holdings Ltd.	147,500	273
Shangri-La Asia Ltd.	163,519	258
* Citic 21CN Co. Ltd.	332,000	251
* Semiconductor Manufacturing International Corp.	2,680,000	246
PCCW Ltd.	395,000	243

	Kerry Properties Ltd.	66,500	243
	VTech Holdings Ltd.	19,100	236
	Giordano International Ltd.	354,000	207
	Huabao International Holdings Ltd.	275,000	200
	Chow Tai Fook Jewellery Group Ltd.	135,200	196
*	Global Brands Group Holding Ltd.	722,000	189
	New World China Land Ltd.	312,000	186
	Dah Sing Financial Holdings Ltd.	32,544	185
	Uni-President China Holdings Ltd.	220,800	181
	Television Broadcasts Ltd.	26,600	172
	Hopewell Holdings Ltd.	46,000	160
	Cathay Pacific Airways Ltd.	83,000	157
*	FIH Mobile Ltd.	270,000	152
	L'Occitane International SA	53,500	138
*	Johnson Electric Holdings Ltd.	35,250	136
	Luk Fook Holdings International Ltd.	42,000	130
	NagaCorp Ltd.	140,000	123
*	Sino Oil And Gas Holdings Ltd.	3,795,000	120
	Shui On Land Ltd.	447,000	120
*	Brightoil Petroleum Holdings Ltd.	385,000	117
	Xinyi Glass Holdings Ltd.	200,000	117
	Minth Group Ltd.	60,000	114
^	Newocean Energy Holdings Ltd.	162,000	111
*,^ Macau Legend Development Ltd.		186,000	110
	CITIC Telecom International Holdings Ltd.	302,500	108
	Vitasoy International Holdings Ltd.	84,000	108
	Cafe de Coral Holdings Ltd.	30,000	107
	Champion REIT	225,000	105
*	United Co. RUSAL plc	192,000	102
	Yuexiu REIT	207,000	102
	K Wah International Holdings Ltd.	132,000	96
	Kerry Logistics Network Ltd.	58,000	95
	Yingde Gases Group Co. Ltd.	86,000	94
^	REXLot Holdings Ltd.	900,000	94
	Stella International Holdings Ltd.	33,500	93
	Truly International Holdings Ltd.	154,000	93
^	SA Sa International Holdings Ltd.	115,995	92
	TCL Communication Technology Holdings Ltd.	74,000	92
	Man Wah Holdings Ltd.	60,800	90
	Great Eagle Holdings Ltd.	24,000	87
	Dah Sing Banking Group Ltd.	47,937	86
	China Travel International Investment Hong Kong Ltd.	354,000	84
	Towngas China Co. Ltd.	71,000	82
^	Shougang Fushan Resources Group Ltd.	312,000	81
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		402,000	81
	Hopewell Highway Infrastructure Ltd.	154,000	79
*	Xinchen China Power Holdings Ltd.	128,000	77
*	G-Resources Group Ltd.	2,679,600	77
*	Nexteer Automotive Group Ltd.	107,000	76
	Pacific Basin Shipping Ltd.	126,000	76
	Ju Teng International Holdings Ltd.	112,000	75
	Landing International Development Ltd.	1,095,000	74
*	Shun Tak Holdings Ltd.	144,000	73
	Lifestyle International Holdings Ltd.	37,500	73
	Orient Overseas International Ltd.	13,000	69
	Pacific Textiles Holdings Ltd.	52,000	65
*	FDG Electric Vehicles Ltd.	1,000,000	64

	SITC International Holdings Co. Ltd.	136,000	60
*	United Laboratories International Holdings Ltd.	86,000	57
*	Hong Kong Television Network Ltd.	164,000	55
	SmarTone Telecommunications Holdings Ltd.	37,000	54
	Anton Oilfield Services Group	94,000	53
	Goodbaby International Holdings Ltd.	104,464	52
	Value Partners Group Ltd.	72,000	52
*	Midland Holdings Ltd.	96,000	52
^	Summit Ascent Holdings Ltd.	75,948	51
	Springland International Holdings Ltd.	122,657	51
	Chow Sang Sang Holdings International Ltd.	19,000	49
	Texwinca Holdings Ltd.	52,000	49
	APT Satellite Holdings Ltd.	33,000	49
*,^ Sunshine Oilsands Ltd.		317,500	48
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	48
	SPT Energy Group Inc.	90,000	48
*	COFCO Land Holdings Ltd.	187,840	47
	TCC International Holdings Ltd.	98,000	45
*	Sun Hung Kai Properties Ltd. Warrants Exp. 4/8/2016	17,854	45
*	Lung Cheong International Holdings Ltd.	301,115	42
*,^ United Photovoltaics Group Ltd.		312,000	42
*	China Public Procurement Ltd.	904,000	40
	Xinyi Solar Holdings Ltd.	136,000	39
^	Honghua Group Ltd.	155,000	38
*	Lai Sun Development Co. Ltd.	1,446,000	36
	Parkson Retail Group Ltd.	117,500	35
*	Louis XIII Holdings Ltd.	43,000	32
	Liu Chong Hing Investment Ltd.	19,982	26
*	Mongolia Energy Corp. Ltd.	816,000	24
	Emperor Watch & Jewellery Ltd.	360,000	23
*	Mongolian Mining Corp.	68,000	5
			69,161
Hungary (0.0%)
	OTP Bank plc	35,430	614
	Richter Gedeon Nyrt	14,252	234
	MOL Hungarian Oil & Gas plc	3,778	182
*	Magyar Telekom Telecommunications plc	62,225	99
			1,129
India (1.0%)
	Housing Development Finance Corp.	193,725	3,395
	HDFC Bank Ltd. ADR	60,528	2,869
	Tata Consultancy Services Ltd.	59,486	2,529
2	Reliance Industries Ltd. GDR	57,082	1,887
	Infosys Ltd.	34,036	1,882
	Reliance Industries Ltd.	112,258	1,854
	Infosys Ltd. ADR	31,076	1,704
	Oil & Natural Gas Corp. Ltd.	248,956	1,617
	ICICI Bank Ltd.	63,497	1,532
	ITC Ltd.	232,739	1,363
	Sun Pharmaceutical Industries Ltd.	92,722	1,206
*	Axis Bank Ltd.	173,810	1,121
	Hindustan Unilever Ltd.	85,794	970
*	Bharti Airtel Ltd.	152,149	934
	Tata Motors Ltd.	115,100	842
	HCL Technologies Ltd.	31,017	795
	Sesa Sterlite Ltd.	161,693	769

Larsen & Toubro Ltd.	30,759	757
Mahindra & Mahindra Ltd.	37,265	734
Lupin Ltd.	30,099	587
Kotak Mahindra Bank Ltd.	36,750	575
NTPC Ltd.	239,006	570
Dr Reddy's Laboratories Ltd.	11,234	519
Wipro Ltd.	57,577	515
State Bank of India GDR	6,211	495
Coal India Ltd.	74,370	450
Tech Mahindra Ltd.	12,643	447
Hero MotoCorp Ltd.	10,422	447
Bajaj Auto Ltd.	11,495	393
Asian Paints Ltd.	37,014	383
Maruti Suzuki India Ltd.	8,157	338
Tata Steel Ltd.	34,752	316
Power Grid Corp. of India Ltd.	143,544	314
Cipla Ltd.	41,508	312
Ultratech Cement Ltd.	7,800	310
Hindalco Industries Ltd.	98,096	308
IndusInd Bank Ltd.	31,400	287
Jindal Steel & Power Ltd.	63,005	284
Federal Bank Ltd.	144,273	283
Aurobindo Pharma Ltd.	23,959	280
Reliance Communications Ltd.	126,502	280
United Spirits Ltd.	7,175	279
Zee Entertainment Enterprises Ltd.	58,172	278
GAIL India Ltd.	38,590	277
Indiabulls Housing Finance Ltd.	40,980	275
Adani Enterprises Ltd.	38,435	273
* LIC Housing Finance Ltd.	57,441	273
Titan Co. Ltd.	48,049	269
Nestle India Ltd.	3,172	269
Cairn India Ltd.	50,775	264
Havells India Ltd.	13,312	262
Bharat Heavy Electricals Ltd.	69,666	261
NMDC Ltd.	91,927	258
Idea Cellular Ltd.	95,616	247
* UPL Ltd.	45,275	245
* Apollo Hospitals Enterprise Ltd.	14,411	240
Ambuja Cements Ltd.	70,050	237
Yes Bank Ltd.	26,777	236
IDFC Ltd.	93,959	234
Indian Oil Corp. Ltd.	41,099	224
Shriram Transport Finance Co. Ltd.	15,123	223
State Bank of India	5,553	222
JSW Steel Ltd.	11,095	215
Adani Ports and Special Economic Zone Ltd.	50,136	214
Reliance Infrastructure Ltd.	17,599	214
Hindustan Zinc Ltd.	79,986	212
Bharat Petroleum Corp. Ltd.	22,140	211
ICICI Bank Ltd. ADR	4,180	209
Motherson Sumi Systems Ltd.	34,381	206
Godrej Consumer Products Ltd.	14,534	201
ABB India Ltd.	11,390	195
Eicher Motors Ltd.	1,341	188
* Petronet LNG Ltd.	61,098	184
Rural Electrification Corp. Ltd.	34,799	174

Oil India Ltd.	18,669	174
Tata Power Co. Ltd.	108,176	174
* Grasim Industries Ltd.	3,156	167
* DLF Ltd.	51,046	165
Power Finance Corp. Ltd.	36,749	162
Mindtree Ltd.	9,244	160
Dabur India Ltd.	46,096	157
Bharat Forge Ltd.	12,991	154
Bank of Baroda	10,604	151
* Central Bank of India	128,648	148
* Ranbaxy Laboratories Ltd.	15,610	148
Siemens Ltd.	10,185	147
Hindustan Petroleum Corp. Ltd.	21,982	144
Steel Authority of India Ltd.	95,346	138
United Breweries Ltd.	11,552	134
Punjab National Bank	8,346	131
Mahindra & Mahindra Financial Services Ltd.	32,712	126
Reliance Capital Ltd.	13,059	125
GlaxoSmithKline Pharmaceuticals Ltd.	2,939	121
Container Corp. Of India	5,602	120
Shree Cement Ltd.	971	118
GMR Infrastructure Ltd.	269,033	118
Bharti Infratel Ltd.	26,769	113
* Pidilite Industries Ltd.	18,150	111
* Oracle Financial Services Software Ltd.	1,951	107
Glenmark Pharmaceuticals Ltd.	9,702	105
Marico Ltd.	24,788	105
* Oberoi Realty Ltd.	23,982	103
Cadila Healthcare Ltd.	5,490	101
CESC Ltd.	9,350	99
HDFC Bank Ltd.	7,224	99
Canara Bank	15,022	98
Page Industries Ltd.	735	98
* Jaiprakash Associates Ltd.	101,329	97
Divi's Laboratories Ltd.	3,935	96
* Reliance Power Ltd.	62,911	96
Britannia Industries Ltd.	4,992	94
Aditya Birla Nuvo Ltd.	3,850	94
Max India Ltd.	18,124	92
Bajaj Holdings & Investment Ltd.	4,212	90
Colgate-Palmolive India Ltd.	3,469	90
Piramal Enterprises Ltd.	8,374	89
Jammu & Kashmir Bank Ltd.	3,223	85
Amtek Auto Ltd.	19,970	85
ACC Ltd.	3,677	84
* Unitech Ltd.	198,930	83
Apollo Tyres Ltd.	28,669	82
Castrol India Ltd.	14,722	81
JSW Energy Ltd.	65,068	80
* MRF Ltd.	207	80
GlaxoSmithKline Consumer Healthcare Ltd.	991	80
Torrent Pharmaceuticals Ltd.	6,428	79
Bajaj Finserv Ltd.	5,037	78
Cummins India Ltd.	7,352	76
Arvind Ltd.	20,018	76
ING Vysya Bank Ltd.	7,431	75
Thermax Ltd.	5,117	74

* Jubilant Foodworks Ltd.	3,560	74
Mphasis Ltd.	9,554	72
IIFL Holdings Ltd.	32,769	71
* Hathway Cable & Datacom Ltd.	13,188	69
Sun TV Network Ltd.	9,912	69
* Indian Hotels Co. Ltd.	44,199	69
Voltas Ltd.	21,448	68
Crompton Greaves Ltd.	21,131	67
Union Bank of India	21,229	66
Tata Communications Ltd.	10,833	66
NHPC Ltd.	174,976	66
IRB Infrastructure Developers Ltd.	15,260	64
Exide Industries Ltd.	23,787	64
* Just Dial Ltd.	2,245	62
Bank of India	13,460	60
Bhushan Steel Ltd.	9,009	59
* Tata Global Beverages Ltd.	22,864	58
IDBI Bank Ltd.	37,908	55
Ipca Laboratories Ltd.	4,757	55
* Suzlon Energy Ltd.	151,445	54
Torrent Power Ltd.	23,118	53
Tata Chemicals Ltd.	9,174	52
Sintex Industries Ltd.	37,552	52
* Adani Power Ltd.	53,808	50
* Housing Development & Infrastructure Ltd.	31,911	48
Jain Irrigation Systems Ltd.	28,413	48
IFCI Ltd.	75,943	47
L&T Finance Holdings Ltd.	40,644	46
Indiabulls Real Estate Ltd.	33,322	43
Wockhardt Ltd.	3,362	37
Indian Overseas Bank	27,269	31
* Marico Kaya Enterprises Ltd.	495	2
		53,376
Indonesia (0.3%)
Bank Central Asia Tbk PT	2,024,328	2,026
Astra International Tbk PT	2,754,130	1,819
Telekomunikasi Indonesia Persero Tbk PT	6,134,540	1,394
Bank Rakyat Indonesia Persero Tbk PT	1,307,278	1,254
Bank Mandiri Persero Tbk PT	1,154,116	1,004
Perusahaan Gas Negara Persero Tbk PT	1,265,500	637
Semen Indonesia Persero Tbk PT	333,500	468
United Tractors Tbk PT	185,560	364
Unilever Indonesia Tbk PT	137,300	359
Bank Negara Indonesia Persero Tbk PT	810,630	351
Kalbe Farma Tbk PT	2,301,200	340
Charoen Pokphand Indonesia Tbk PT	931,000	310
Indocement Tunggal Prakarsa Tbk PT	137,100	297
Indofood Sukses Makmur Tbk PT	457,000	275
Lippo Karawaci Tbk PT	2,823,500	267
* Gudang Garam Tbk PT	48,500	224
AKR Corporindo Tbk PT	542,900	205
XL Axiata Tbk PT	418,000	194
Adaro Energy Tbk PT	1,516,000	153
Tower Bersama Infrastructure Tbk PT	213,900	152
Summarecon Agung Tbk PT	1,269,000	146
Indofood CBP Sukses Makmur Tbk PT	147,600	133
* Surya Citra Media Tbk PT	398,600	130

Ciputra Development Tbk PT	1,284,100	126
Intiland Development Tbk PT	3,084,300	126
Jasa Marga Persero Tbk PT	225,200	123
Media Nusantara Citra Tbk PT	547,400	121
Ramayana Lestari Sentosa Tbk PT	1,274,900	118
Bank Danamon Indonesia Tbk PT	338,800	111
Bumi Serpong Damai PT	812,600	110
Tambang Batubara Bukit Asam Persero Tbk PT	100,900	100
Indo Tambangraya Megah Tbk PT	42,500	95
Gajah Tunggal Tbk PT	604,000	94
* Trada Maritime Tbk PT	576,500	92
BISI International Tbk PT	1,902,600	83
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	78
Citra Marga Nusaphala Persada Tbk PT	229,000	78
Vale Indonesia Tbk PT	216,600	74
Bank Tabungan Negara Persero Tbk PT	743,100	69
Matahari Putra Prima Tbk PT	256,100	65
Astra Agro Lestari Tbk PT	26,500	61
Ace Hardware Indonesia Tbk PT	729,200	58
Timah Persero Tbk PT	473,400	58
Wijaya Karya Persero Tbk PT	249,900	56
Medco Energi Internasional Tbk PT	186,500	56
Pakuwon Jati Tbk PT	1,527,500	55
MNC Investama Tbk PT	1,711,000	54
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	52
Global Mediacom Tbk PT	294,000	48
Arwana Citramulia Tbk PT	550,622	48
Mitra Adiperkasa Tbk PT	82,600	37
Alam Sutera Realty Tbk PT	815,000	36
* Indosat Tbk PT	100,000	34
* Bumi Resources Tbk PT	1,618,500	26
* Berlian Laju Tanker Tbk PT	968,000	16
* Bakrie and Brothers Tbk PT	2,173,500	9
* Bakrie Telecom Tbk PT	1,602,000	7
* Bumi Resources Rights Exp. 9/1/2014	2,508,675	—
		14,876
Ireland (0.1%)
Kerry Group plc Class A	18,109	1,345
* Bank of Ireland	3,526,617	1,239
* Ryanair Holdings plc ADR	12,668	671
Smurfit Kappa Group plc	27,009	586
Glanbia plc	29,480	454
* ICON plc	7,800	404
Kingspan Group plc	23,523	403
Paddy Power plc	3,729	263
C&C Group plc	41,891	238
* Ryanair Holdings plc	23,375	214
		5,817
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	118,053	6,321
Bank Hapoalim BM	112,347	655
Strauss Group Ltd.	31,145	611
* Bank Leumi Le-Israel BM	142,014	558
Israel Chemicals Ltd.	55,193	449
Bezeq The Israeli Telecommunication Corp. Ltd.	211,036	393
NICE Systems Ltd.	7,024	279

Delek Group Ltd.	589	231
Mizrahi Tefahot Bank Ltd.	15,715	199
* Mellanox Technologies Ltd.	4,539	189
Elbit Systems Ltd.	2,941	184
Gazit-Globe Ltd.	12,436	166
* Israel Discount Bank Ltd. Class A	87,333	152
Frutarom Industries Ltd.	5,312	132
* Israel Corp. Ltd.	219	129
* Delek Energy Systems Ltd.	157	111
Paz Oil Co. Ltd.	663	106
Azrieli Group	3,265	106
Osem Investments Ltd.	4,261	100
Cellcom Israel Ltd. (Registered)	8,090	100
* EZchip Semiconductor Ltd.	3,995	97
Alony Hetz Properties & Investments Ltd.	11,949	87
Harel Insurance Investments & Financial Services Ltd.	14,790	86
Shikun & Binui Ltd.	35,075	84
Migdal Insurance & Financial Holding Ltd.	47,854	77
Melisron Ltd.	2,819	75
Ormat Industries	10,070	73
* Clal Insurance Enterprises Holdings Ltd.	3,854	72
* Nitsba Holdings 1995 Ltd.	4,580	69
* Partner Communications Co. Ltd.	8,707	66
* Allot Communications Ltd.	4,912	63
* Jerusalem Oil Exploration	1,309	59
* Oil Refineries Ltd.	184,043	55
Ituran Location and Control Ltd.	2,266	53
* Kamada Ltd.	5,171	36
* Evogene Ltd.	2,628	35
* Mazor Robotics Ltd.	5,016	34
		12,292
Italy (0.9%)
Eni SPA	317,868	8,089
Enel SPA	809,354	4,608
UniCredit SPA	567,126	4,424
Intesa Sanpaolo SPA (Registered)	1,485,291	4,411
Assicurazioni Generali SPA	159,303	3,325
* Telecom Italia SPA (Registered)	1,450,342	1,671
Snam SPA	252,503	1,488
CNH Industrial NV MTAA	138,329	1,277
Atlantia SPA	46,898	1,241
Luxottica Group SPA	21,463	1,184
Terna Rete Elettrica Nazionale SPA	214,901	1,130
* Fiat SPA	104,212	1,000
Banca Monte dei Paschi di Siena SPA	548,238	989
* Saipem SPA	40,279	938
Unione di Banche Italiane SCpA	105,874	872
Prysmian SPA	38,213	813
Banco Popolare SC	45,531	703
Tenaris SA	29,761	641
Tenaris SA ADR	14,762	634
Telecom Italia SPA (Bearer)	677,998	634
* Banca Popolare dell'Emilia Romagna SC	72,181	610
Pirelli & C. SPA	40,851	609
Exor SPA	13,434	514
* Mediobanca SPA	55,216	487
* Banca Popolare di Milano Scarl	526,343	459

Enel Green Power SPA	155,299	430
* Finmeccanica SPA	43,641	402
Recordati SPA	23,910	395
Italcementi SPA	50,634	376
Azimut Holding SPA	12,468	321
* Mediaset SPA	76,587	304
ERG SPA	20,451	303
UnipolSai SPA	92,629	280
Banca Popolare di Sondrio SCARL	57,158	260
Banca Generali SPA	9,283	259
Davide Campari-Milano SPA	33,217	259
DiaSorin SPA	5,622	225
* Yoox SPA	8,423	222
Unipol Gruppo Finanziario SPA Preference Shares	41,459	210
Mediolanum SPA	25,893	197
Moncler SPA	12,757	193
* Sorin SPA	69,863	192
* Indesit Co. SPA	11,827	171
* Banca Carige SPA	887,005	169
A2A SPA	144,973	165
Tod's SPA	1,503	165
* Credito Valtellinese Scarl	130,072	159
Salvatore Ferragamo SPA	5,670	156
GTECH SPA	6,361	153
* World Duty Free SPA	13,384	152
Hera SPA	52,485	142
Ansaldo STS SPA	14,366	140
Societa Cattolica di Assicurazioni SCRL	6,519	139
Danieli & C Officine Meccaniche SPA	6,539	138
UnipolSai SPA B	41,423	122
Parmalat SPA	35,444	117
Brembo SPA	3,126	115
MARR SPA	6,935	115
* Autogrill SPA	13,384	114
Buzzi Unicem SPA	6,809	110
* Ei Towers SPA	1,850	100
De' Longhi	4,585	97
Interpump Group SPA	7,591	97
Cementir Holding SPA	10,694	83
Unipol Gruppo Finanziario SPA	14,582	80
Societa Iniziative Autostradali e Servizi SPA	6,715	80
* RCS MediaGroup SPA	48,117	72
* Safilo Group SPA	3,221	67
CNH Industrial NV (XNYS)	6,507	60
ASTM SPA	3,541	54
Credito Emiliano SPA	6,039	51
ACEA SPA	3,477	51
* Saras SPA	40,518	50
Brunello Cucinelli SPA	2,164	49
Italmobiliare SPA	1,194	48
Amplifon SPA	7,821	47
^ Beni Stabili SPA	57,111	46
Astaldi SPA	4,791	46
* CIR-Compagnie Industriali Riunite SPA	32,485	45
Esprinet SPA	4,334	44
* Piaggio & C SPA	14,781	44
Iren SPA	29,026	41

Industria Macchine Automatiche SPA	1,016	41
* Geox SPA	10,796	40
Immobiliare Grande Distribuzione	26,241	38
* Gruppo Editoriale L'Espresso SPA	22,920	36
		51,628
Japan (7.8%)
Toyota Motor Corp.	340,630	20,111
Mitsubishi UFJ Financial Group Inc.	1,804,451	10,641
SoftBank Corp.	120,100	8,634
Honda Motor Co. Ltd.	228,300	7,947
Sumitomo Mitsui Financial Group Inc.	171,948	7,009
Mizuho Financial Group Inc.	2,992,607	5,810
Japan Tobacco Inc.	142,793	5,022
Canon Inc.	149,000	4,875
Hitachi Ltd.	595,000	4,612
Takeda Pharmaceutical Co. Ltd.	99,500	4,538
FANUC Corp.	26,000	4,494
Mitsubishi Estate Co. Ltd.	177,100	4,331
KDDI Corp.	72,800	4,185
Astellas Pharma Inc.	306,300	4,154
East Japan Railway Co.	50,800	4,069
Seven & I Holdings Co. Ltd.	96,800	4,028
NTT DOCOMO Inc.	224,312	3,934
Mitsui Fudosan Co. Ltd.	118,000	3,897
Mitsubishi Corp.	179,000	3,772
Nippon Telegraph & Telephone Corp.	56,700	3,765
Bridgestone Corp.	100,011	3,609
Mitsui & Co. Ltd.	219,400	3,519
Mitsubishi Electric Corp.	264,533	3,492
Shin-Etsu Chemical Co. Ltd.	54,248	3,441
Central Japan Railway Co.	24,200	3,437
Kao Corp.	82,474	3,392
Panasonic Corp.	269,455	3,360
Nippon Steel & Sumitomo Metal Corp.	1,069,745	3,230
Nissan Motor Co. Ltd.	316,201	3,102
ITOCHU Corp.	231,800	2,951
Murata Manufacturing Co. Ltd.	30,804	2,936
Tokio Marine Holdings Inc.	91,100	2,865
Nomura Holdings Inc.	448,700	2,833
Komatsu Ltd.	127,700	2,832
Denso Corp.	59,800	2,758
ORIX Corp.	164,660	2,661
Tokyo Gas Co. Ltd.	452,000	2,582
Mitsubishi Heavy Industries Ltd.	391,870	2,554
Keyence Corp.	5,583	2,432
Sony Corp.	127,700	2,327
Sumitomo Realty & Development Co. Ltd.	55,846	2,306
Daikin Industries Ltd.	33,379	2,292
Toshiba Corp.	514,000	2,286
Fast Retailing Co. Ltd.	6,600	2,179
Fuji Heavy Industries Ltd.	76,200	2,173
SMC Corp.	7,800	2,153
Sumitomo Mitsui Trust Holdings Inc.	494,460	2,152
Kubota Corp.	159,000	2,093
Dai-ichi Life Insurance Co. Ltd.	144,900	2,041
Nidec Corp.	29,306	1,909
Kyocera Corp.	39,300	1,904

Sumitomo Corp.	136,300	1,796
Daiwa Securities Group Inc.	213,000	1,788
Daito Trust Construction Co. Ltd.	14,768	1,780
* Olympus Corp.	48,800	1,756
Nintendo Co. Ltd.	15,800	1,755
Isuzu Motors Ltd.	247,784	1,720
Hoya Corp.	52,700	1,706
Suzuki Motor Corp.	50,581	1,688
Fujitsu Ltd.	219,906	1,686
Inpex Corp.	111,400	1,651
Secom Co. Ltd.	26,700	1,624
Asahi Group Holdings Ltd.	53,700	1,620
MS&AD Insurance Group Holdings Inc.	70,691	1,609
FUJIFILM Holdings Corp.	55,600	1,587
Daiwa House Industry Co. Ltd.	78,000	1,583
JFE Holdings Inc.	73,800	1,558
Mazda Motor Corp.	64,800	1,557
Daiichi Sankyo Co. Ltd.	85,300	1,551
Kirin Holdings Co. Ltd.	108,000	1,514
JX Holdings Inc.	293,207	1,508
Otsuka Holdings Co. Ltd.	46,400	1,478
Eisai Co. Ltd.	34,400	1,457
Marubeni Corp.	200,628	1,410
Tokyo Electron Ltd.	21,400	1,398
Sumitomo Electric Industries Ltd.	92,200	1,351
Asahi Kasei Corp.	165,000	1,304
Resona Holdings Inc.	227,206	1,266
NEC Corp.	327,000	1,263
Oriental Land Co. Ltd.	6,600	1,239
Toray Industries Inc.	181,000	1,225
Omron Corp.	27,600	1,224
NKSJ Holdings Inc.	47,575	1,201
Ajinomoto Co. Inc.	78,000	1,199
Dentsu Inc.	28,449	1,127
Sysmex Corp.	28,346	1,100
Tokyu Corp.	153,000	1,100
Shimano Inc.	9,400	1,097
West Japan Railway Co.	23,900	1,084
Sumitomo Metal Mining Co. Ltd.	65,000	1,083
Yamato Holdings Co. Ltd.	49,900	1,039
Kintetsu Corp.	279,000	1,016
T&D Holdings Inc.	80,700	1,013
Osaka Gas Co. Ltd.	243,000	1,011
Terumo Corp.	44,000	998
Aisin Seiki Co. Ltd.	25,600	994
* Chubu Electric Power Co. Inc.	85,200	990
Toyota Industries Corp.	20,300	989
Ricoh Co. Ltd.	86,300	988
Shiseido Co. Ltd.	50,100	987
Ono Pharmaceutical Co. Ltd.	11,600	981
Makita Corp.	15,900	940
* Kansai Electric Power Co. Inc.	102,900	940
Japan Transcity Corp.	259,000	920
Nitto Denko Corp.	20,100	897
Hankyu Hanshin Holdings Inc.	153,000	891
Aeon Co. Ltd.	78,400	880
JGC Corp.	29,000	879

	Chugai Pharmaceutical Co. Ltd.	26,400	879
	Mitsubishi Motors Corp.	76,000	866
	Unicharm Corp.	14,100	863
	Shizuoka Bank Ltd.	80,000	862
	Sekisui House Ltd.	65,300	857
	Shionogi & Co. Ltd.	38,200	825
	LIXIL Group Corp.	33,800	819
*,^ Mitsubishi Kakoki Kaisha Ltd.		187,000	818
	NSK Ltd.	58,000	816
	Bank of Yokohama Ltd.	141,000	802
	IHI Corp.	173,000	800
	NGK Insulators Ltd.	33,000	781
	Yahoo Japan Corp.	172,200	779
	Rohm Co. Ltd.	13,800	778
	NGK Spark Plug Co. Ltd.	26,000	777
	Odakyu Electric Railway Co. Ltd.	79,000	774
	Toyota Tsusho Corp.	27,300	759
*	Tokyo Electric Power Co. Inc.	191,000	745
	Seiko Epson Corp.	17,400	745
	Tohoku Electric Power Co. Inc.	68,200	745
	Japan Exchange Group Inc.	32,300	735
	Asahi Glass Co. Ltd.	124,000	735
	Japan Pure Chemical Co. Ltd.	34,000	734
	Yaskawa Electric Corp.	56,263	733
	Tobu Railway Co. Ltd.	140,000	733
	Kawasaki Heavy Industries Ltd.	188,000	731
	Dai Nippon Printing Co. Ltd.	70,000	718
	Yakult Honsha Co. Ltd.	13,200	697
	Nippon Paint Co. Ltd.	30,000	691
	TDK Corp.	14,400	691
	Konica Minolta Inc.	64,300	686
	Taisei Corp.	121,000	682
	Sumitomo Chemical Co. Ltd.	177,492	675
	Mitsubishi Chemical Holdings Corp.	152,484	667
	Nikon Corp.	42,800	664
	Taisei Lamick Co. Ltd.	25,600	664
	Hakuto Co. Ltd.	64,120	660
*	Sharp Corp.	207,302	646
	Sumitomo Heavy Industries Ltd.	131,000	640
	Aeon Mall Co. Ltd.	27,280	639
	Chiba Bank Ltd.	87,000	633
	Keio Corp.	79,000	630
	Keikyu Corp.	71,000	626
	Fukuyama Transporting Co. Ltd.	111,000	622
	MEIJI Holdings Co. Ltd.	8,617	618
	Amada Co. Ltd.	63,500	617
	NTT Data Corp.	15,800	602
	Mitsubishi Materials Corp.	165,340	601
*	Kyushu Electric Power Co. Inc.	53,300	592
	Santen Pharmaceutical Co. Ltd.	10,000	590
	TOTO Ltd.	47,000	589
	Bandai Namco Holdings Inc.	23,200	587
	Lawson Inc.	7,800	584
	Nippon Valqua Industries Ltd.	198,000	582
	Pronexus Inc.	75,000	578
	Suntory Beverage & Food Ltd.	15,400	577
	Obayashi Corp.	79,000	577

Sekisui Chemical Co. Ltd.	48,000	576
Shimamura Co. Ltd.	5,700	565
Nippon Express Co. Ltd.	116,000	561
Shimizu Corp.	73,000	559
Electric Power Development Co. Ltd.	17,300	557
Isetan Mitsukoshi Holdings Ltd.	44,800	555
Yamaha Motor Co. Ltd.	33,100	548
^ Yamada Denki Co. Ltd.	153,860	546
^ Toho Co. Ltd.	149,000	543
Nippon Yusen KK	188,000	539
Minebea Co. Ltd.	45,000	535
Kikkoman Corp.	24,250	531
Fukuoka Financial Group Inc.	103,000	527
M3 Inc.	32,600	526
Hirose Electric Co. Ltd.	3,700	520
Kuraray Co. Ltd.	39,600	519
Toppan Printing Co. Ltd.	68,000	518
Kobe Steel Ltd.	317,000	516
NH Foods Ltd.	25,000	512
Brother Industries Ltd.	28,600	512
Nitori Holdings Co. Ltd.	9,100	511
^ Seibu Holdings Inc.	23,238	510
Taiheiyo Cement Corp.	131,000	507
Nissin Foods Holdings Co. Ltd.	9,100	500
^ Kourakuen Corp.	37,090	492
Kajima Corp.	105,000	488
Kansai Paint Co. Ltd.	29,000	486
Aozora Bank Ltd.	139,901	475
Mitsui OSK Lines Ltd.	127,397	472
Chugoku Electric Power Co. Inc.	35,100	467
JTEKT Corp.	26,800	464
^ Casio Computer Co. Ltd.	26,900	453
Sega Sammy Holdings Inc.	22,700	449
Stanley Electric Co. Ltd.	17,300	449
Asics Corp.	20,800	441
Koito Manufacturing Co. Ltd.	16,000	438
Kyoritsu Maintenance Co. Ltd.	9,778	438
Hulic Co. Ltd.	37,200	438
Shinsei Bank Ltd.	206,000	436
Oji Holdings Corp.	108,000	435
JSR Corp.	25,100	433
Suruga Bank Ltd.	22,000	429
Joyo Bank Ltd.	80,000	426
Asahi Organic Chemicals Industry Co. Ltd.	201,000	424
Nagoya Railroad Co. Ltd.	101,000	423
Hino Motors Ltd.	30,400	420
Trend Micro Inc.	11,800	420
Yushiro Chemical Industry Co. Ltd.	32,902	416
Mitsubishi Tanabe Pharma Corp.	28,600	415
Century Tokyo Leasing Corp.	12,900	414
Kyowa Hakko Kirin Co. Ltd.	30,000	412
USS Co. Ltd.	23,500	411
Rinnai Corp.	4,500	410
Daihatsu Motor Co. Ltd.	23,000	408
Tokyo Tatemono Co. Ltd.	47,000	401
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	399
Kakaku.com Inc.	23,368	395

Tokyu Fudosan Holdings Corp.	51,986	394
Nomura Research Institute Ltd.	12,400	390
J Front Retailing Co. Ltd.	57,000	384
Yokogawa Electric Corp.	29,800	375
Hachijuni Bank Ltd.	61,000	375
Daicel Corp.	37,000	373
Japan Airlines Co. Ltd.	6,700	370
Duskin Co. Ltd.	20,100	367
Iyo Bank Ltd.	36,200	367
Hamamatsu Photonics KK	7,800	367
Hisamitsu Pharmaceutical Co. Inc.	9,200	366
Advantest Corp.	32,800	366
Toyo Suisan Kaisha Ltd.	12,000	364
Hitachi Metals Ltd.	22,000	358
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,300	355
Bank of Kyoto Ltd.	39,000	354
Credit Saison Co. Ltd.	17,900	352
KYORIN Holdings Inc.	16,800	346
Don Quijote Holdings Co. Ltd.	6,400	346
Fuji Electric Co. Ltd.	67,000	345
Shibusawa Warehouse Co. Ltd.	101,000	343
Ebara Corp.	55,000	341
Coca-Cola East Japan Co. Ltd.	12,500	334
THK Co. Ltd.	13,800	332
Toho Gas Co. Ltd.	59,000	326
Ryohin Keikaku Co. Ltd.	2,700	326
Shimadzu Corp.	34,000	325
Benesse Holdings Inc.	8,600	324
Alfresa Holdings Corp.	5,400	322
Nissan Chemical Industries Ltd.	17,500	321
Nippon Chemiphar Co. Ltd.	67,000	321
Shochiku Co. Ltd.	34,000	320
Air Water Inc.	20,000	320
Keisei Electric Railway Co. Ltd.	31,000	318
Keihan Electric Railway Co. Ltd.	73,000	318
Hiroshima Bank Ltd.	65,000	315
MISUMI Group Inc.	9,800	312
Mitsubishi Gas Chemical Co. Inc.	48,000	312
Seven Bank Ltd.	77,600	311
^ Nippon Parking Development Co. Ltd.	273,800	310
Yamaha Corp.	20,300	309
Kurita Water Industries Ltd.	13,400	308
Nisshin Seifun Group Inc.	26,200	306
Miraca Holdings Inc.	6,600	305
FamilyMart Co. Ltd.	6,800	305
Chugoku Bank Ltd.	19,700	303
ANA Holdings Inc.	122,000	302
Iida Group Holdings Co. Ltd.	20,181	301
Toyo Seikan Group Holdings Ltd.	19,300	301
SBI Holdings Inc.	25,740	300
FP Corp.	8,800	299
Tosoh Corp.	68,000	298
Ibiden Co. Ltd.	14,900	298
Citizen Holdings Co. Ltd.	37,200	296
Hokuhoku Financial Group Inc.	144,000	296
Gunma Bank Ltd.	50,000	294
Sumitomo Rubber Industries Ltd.	20,300	294

NTN Corp.	61,000	294
Hakuhodo DY Holdings Inc.	28,000	294
Mitsui Chemicals Inc.	109,000	294
Nabtesco Corp.	13,000	294
Kanamoto Co. Ltd.	7,000	293
Obic Co. Ltd.	8,200	291
Haseko Corp.	36,600	291
Sony Financial Holdings Inc.	17,700	290
GS Yuasa Corp.	45,000	289
Yokohama Rubber Co. Ltd.	33,000	286
Nankai Electric Railway Co. Ltd.	60,000	284
Hoshizaki Electric Co. Ltd.	5,582	284
Fujikura Kasei Co. Ltd.	54,400	281
Taiyo Nippon Sanso Corp.	32,000	281
NOK Corp.	13,700	280
Alps Electric Co. Ltd.	20,000	278
Kamigumi Co. Ltd.	29,000	277
Takashimaya Co. Ltd.	30,000	276
Suzuken Co. Ltd.	8,600	274
Mitsubishi Logistics Corp.	18,000	273
Teijin Ltd.	108,000	267
Toho Co. Ltd.	11,000	267
Yamaguchi Financial Group Inc.	26,000	266
Nippon Electric Glass Co. Ltd.	47,000	263
Fujikura Ltd.	53,000	262
Kobayashi Pharmaceutical Co. Ltd.	4,200	260
Konami Corp.	11,200	260
AEON Financial Service Co. Ltd.	11,400	260
Otsuka Corp.	5,700	260
Hokuriku Electric Power Co.	20,000	259
Hazama Ando Corp.	42,100	259
Marui Group Co. Ltd.	26,800	259
Sumitomo Dainippon Pharma Co. Ltd.	21,100	258
COMSYS Holdings Corp.	13,800	255
Nippon Kayaku Co. Ltd.	20,000	254
TonenGeneral Sekiyu KK	29,000	253
Mitsui Mining & Smelting Co. Ltd.	84,000	249
Showa Denko KK	171,000	249
Takara Holdings Inc.	27,000	248
Kaken Pharmaceutical Co. Ltd.	11,000	246
Nomura Real Estate Holdings Inc.	13,200	245
Showa Shell Sekiyu KK	21,600	244
Nippon Shokubai Co. Ltd.	19,000	244
MediPal Holdings Corp.	19,300	243
* Shikoku Electric Power Co. Inc.	18,300	241
Calbee Inc.	8,100	241
Sawai Pharmaceutical Co. Ltd.	4,200	238
Chiyoda Corp.	20,000	237
Mabuchi Motor Co. Ltd.	3,000	237
Pigeon Corp.	4,100	236
Sanken Electric Co. Ltd.	29,000	235
Kaneka Corp.	39,000	235
* Hokkaido Electric Power Co. Inc.	27,000	234
K's Holdings Corp.	8,142	233
Tsuruha Holdings Inc.	4,000	230
Sankyo Co. Ltd.	5,900	230
Nippon Shinyaku Co. Ltd.	8,000	228

	Zeon Corp.	23,000	227
	Japan Securities Finance Co. Ltd.	36,300	227
*,^ Acom Co. Ltd.		56,300	222
	Kewpie Corp.	12,200	220
	Sugi Holdings Co. Ltd.	5,100	219
	Kawasaki Kisen Kaisha Ltd.	102,000	217
	Nishi-Nippon City Bank Ltd.	83,000	215
	Yamazaki Baking Co. Ltd.	17,000	215
	North Pacific Bank Ltd.	52,400	214
	Dowa Holdings Co. Ltd.	23,000	214
	Idemitsu Kosan Co. Ltd.	10,400	213
	Topcon Corp.	9,200	210
	Japan Airport Terminal Co. Ltd.	6,200	210
	Nippon Paper Industries Co. Ltd.	12,000	210
	Ube Industries Ltd.	121,000	209
	Jafco Co. Ltd.	5,400	208
	DIC Corp.	90,000	206
	NHK Spring Co. Ltd.	21,000	206
	Seino Holdings Co. Ltd.	19,000	204
	Ezaki Glico Co. Ltd.	11,000	204
	Hitachi Construction Machinery Co. Ltd.	10,000	204
	Azbil Corp.	8,000	201
	Daido Steel Co. Ltd.	43,000	201
	Disco Corp.	3,100	200
	Park24 Co. Ltd.	10,900	200
	Izumi Co. Ltd.	6,500	199
^	Sanrio Co. Ltd.	6,892	199
	Hitachi High-Technologies Corp.	7,400	199
	Rohto Pharmaceutical Co. Ltd.	12,800	198
	Zenkoku Hosho Co. Ltd.	7,800	198
	Sojitz Corp.	116,048	197
	Nishi-Nippon Railroad Co. Ltd.	48,000	193
	Tokai Tokyo Financial Holdings Inc.	27,600	192
	Tadano Ltd.	11,000	191
	NTT Urban Development Corp.	17,400	190
	Sundrug Co. Ltd.	4,200	189
	Tsumura & Co.	7,800	188
	NIFTY Corp.	12,000	187
	Maruichi Steel Tube Ltd.	6,700	185
	Toyoda Gosei Co. Ltd.	9,100	185
	Glory Ltd.	5,500	183
	Nippon Steel & Sumikin Bussan Corp.	46,000	181
	Nagase & Co. Ltd.	14,600	179
^	Gurunavi Inc.	9,500	178
	Hitachi Zosen Corp.	34,000	177
	H2O Retailing Corp.	21,000	174
*	Aiful Corp.	32,300	174
	House Foods Group Inc.	9,600	173
	Japan Steel Works Ltd.	40,000	172
	Mitsui Engineering & Shipbuilding Co. Ltd.	84,000	171
	Tsubakimoto Chain Co.	20,000	171
	Hitachi Chemical Co. Ltd.	9,700	171
	Toyobo Co. Ltd.	105,000	170
	Ushio Inc.	14,100	168
	Square Enix Holdings Co. Ltd.	8,200	167
	Nihon Kohden Corp.	3,400	167
	Sotetsu Holdings Inc.	42,000	167

* Tokyo Rope Manufacturing Co. Ltd.	95,000	167
Sankyo Tateyama Inc.	8,200	166
SCSK Corp.	6,000	166
Sohgo Security Services Co. Ltd.	7,300	166
OKUMA Corp.	18,000	166
Furukawa Electric Co. Ltd.	78,000	165
^ Dena Co. Ltd.	12,700	164
Ship Healthcare Holdings Inc.	5,000	163
DMG Mori Seiki Co. Ltd.	12,700	161
77 Bank Ltd.	31,000	161
Nissan Shatai Co. Ltd.	10,000	161
Okasan Securities Group Inc.	22,000	161
Denki Kagaku Kogyo KK	43,000	161
Shinko Plantech Co. Ltd.	21,200	160
Temp Holdings Co. Ltd.	5,000	159
Kose Corp.	3,800	158
UACJ Corp.	40,000	158
Aoyama Trading Co. Ltd.	6,200	158
Nachi-Fujikoshi Corp.	22,000	155
Horiba Ltd.	4,400	153
Sanyo Special Steel Co. Ltd.	34,000	153
United Arrows Ltd.	3,900	153
Oracle Corp. Japan	3,600	153
Anritsu Corp.	16,000	152
ADEKA Corp.	11,000	152
UNY Group Holdings Co. Ltd.	25,500	152
Nisshinbo Holdings Inc.	15,000	151
Matsumotokiyoshi Holdings Co. Ltd.	4,600	151
Kagome Co. Ltd.	9,000	151
Sapporo Holdings Ltd.	35,000	150
Yamato Kogyo Co. Ltd.	4,600	150
Sumitomo Forestry Co. Ltd.	12,600	148
Shiga Bank Ltd.	25,000	148
Awa Bank Ltd.	26,000	147
Hikari Tsushin Inc.	2,000	146
Start Today Co. Ltd.	5,500	146
Nexon Co. Ltd.	15,100	146
Lion Corp.	25,000	145
SMS Co. Ltd.	6,000	145
Resorttrust Inc.	7,000	145
Ito En Ltd.	5,900	144
Nihon M&A Center Inc.	5,100	143
Oki Electric Industry Co. Ltd.	64,000	142
Nishimatsu Construction Co. Ltd.	30,000	141
ABC-Mart Inc.	2,600	140
Hokuto Corp.	7,400	140
* Kenedix Inc.	32,000	140
Wacoal Holdings Corp.	13,000	137
* Ulvac Inc.	6,900	137
Senshu Ikeda Holdings Inc.	26,900	137
Juroku Bank Ltd.	37,000	137
Sumitomo Osaka Cement Co. Ltd.	38,000	137
Toyo Tire & Rubber Co. Ltd.	7,500	136
Cosmo Oil Co. Ltd.	67,000	134
MOS Food Services Inc.	6,200	134
Nippon Konpo Unyu Soko Co. Ltd.	7,800	134
Autobacs Seven Co. Ltd.	8,100	133

Toho Holdings Co. Ltd.	7,000	132
* Nippon Sheet Glass Co. Ltd.	93,742	131
Taiyo Yuden Co. Ltd.	12,200	130
Shimachu Co. Ltd.	5,600	130
Sumco Corp.	14,100	130
Relo Holdings Inc.	1,900	129
Penta-Ocean Construction Co. Ltd.	35,500	129
^ Wacom Co. Ltd.	28,000	128
Earth Chemical Co. Ltd.	3,300	128
Mochida Pharmaceutical Co. Ltd.	1,871	128
* Leopalace21 Corp.	28,600	127
Monex Group Inc.	39,500	127
Inaba Denki Sangyo Co. Ltd.	3,800	127
Elematec Corp.	6,800	126
NOF Corp.	18,000	126
Hioki EE Corp.	7,000	125
Nisshin Steel Co. Ltd.	9,200	124
^ ASKUL Corp.	4,500	124
J Trust Co. Ltd.	9,900	124
Japan Aviation Electronics Industry Ltd.	6,000	123
Nichirei Corp.	26,000	123
Iwatani Corp.	16,000	123
Tokyo Steel Manufacturing Co. Ltd.	20,500	123
Daio Paper Corp.	14,000	123
Cosmos Pharmaceutical Corp.	1,000	123
ST Corp.	12,600	122
Canon Marketing Japan Inc.	6,000	122
Miura Co. Ltd.	3,400	122
Keiyo Bank Ltd.	24,000	121
Panasonic Information Systems	4,600	121
Capcom Co. Ltd.	6,600	121
Mizuno Corp.	20,000	120
Fuji Kyuko Co. Ltd.	11,000	120
Rock Field Co. Ltd.	6,500	119
Internet Initiative Japan Inc.	5,400	119
Furukawa Co. Ltd.	58,000	118
Coca-Cola West Co. Ltd.	7,100	118
Daishi Bank Ltd.	32,000	118
Kisoji Co. Ltd.	6,000	117
Nagatanien Co. Ltd.	11,000	117
Itochu Techno-Solutions Corp.	2,600	116
Ichiyoshi Securities Co. Ltd.	9,400	116
Heiwa Corp.	4,900	115
Kissei Pharmaceutical Co. Ltd.	4,848	115
Accordia Golf Co. Ltd.	9,200	115
SHO-BOND Holdings Co. Ltd.	2,700	114
Okumura Corp.	21,000	114
Tekken Corp.	31,000	114
Fuji Oil Co. Ltd.	7,100	113
SKY Perfect JSAT Holdings Inc.	19,100	113
Sankyo Seiko Co. Ltd.	28,400	113
Nagaileben Co. Ltd.	5,600	113
Hyakugo Bank Ltd.	28,000	112
Nifco Inc.	3,401	112
Calsonic Kansei Corp.	17,000	112
Kinden Corp.	10,000	112
Matsui Securities Co. Ltd.	11,900	112

Marvelous Inc.	7,600	111
Maeda Corp.	13,000	110
* Pioneer Corp.	41,100	110
Ogaki Kyoritsu Bank Ltd.	40,000	110
^ Royal Holdings Co. Ltd.	6,700	110
Rengo Co. Ltd.	24,000	110
Musashino Bank Ltd.	3,200	109
Arcs Co. Ltd.	5,100	108
Hokkoku Bank Ltd.	32,000	108
Hitachi Kokusai Electric Inc.	8,000	107
San-In Godo Bank Ltd.	15,000	107
Kyoei Steel Ltd.	5,800	106
Lintec Corp.	5,200	106
Japan Petroleum Exploration Co.	2,800	106
IT Holdings Corp.	5,800	106
Sanwa Holdings Corp.	15,000	106
Nippon Gas Co. Ltd.	4,500	105
Makino Milling Machine Co. Ltd.	13,000	105
Kagoshima Bank Ltd.	16,000	105
Nippo Corp.	6,000	105
Matsuya Foods Co. Ltd.	5,600	103
Daifuku Co. Ltd.	7,500	103
NET One Systems Co. Ltd.	15,600	103
Nippon Light Metal Holdings Co. Ltd.	60,700	103
^ Pasona Group Inc.	18,500	102
Meitec Corp.	3,100	102
Higo Bank Ltd.	19,000	102
Kureha Corp.	19,000	101
* Orient Corp.	41,500	101
* Sumitomo Mitsui Construction Co. Ltd.	89,300	101
HIS Co. Ltd.	3,200	100
^ Yoshinoya Holdings Co. Ltd.	7,400	100
Toho Bank Ltd.	28,000	100
Tokuyama Corp.	29,000	99
Hitachi Capital Corp.	3,700	99
Meidensha Corp.	23,000	98
Nippon Seiki Co. Ltd.	5,000	98
Tokai Rika Co. Ltd.	4,700	98
Ikyu Corp.	7,400	97
Kyowa Exeo Corp.	7,000	97
Nichiden Corp.	4,000	96
Saibu Gas Co. Ltd.	38,000	96
* Ashikaga Holdings Co. Ltd.	23,200	95
Aica Kogyo Co. Ltd.	4,400	95
Exedy Corp.	3,200	94
Toda Corp.	22,000	94
Tokyo Dome Corp.	20,000	94
Dunlop Sports Co. Ltd.	8,000	94
OSG Corp.	5,400	94
Jaccs Co. Ltd.	19,000	93
Aeon Delight Co. Ltd.	3,900	93
Onward Holdings Co. Ltd.	13,000	93
Colowide Co. Ltd.	7,000	92
Dainippon Screen Manufacturing Co. Ltd.	20,000	92
Yamagata Bank Ltd.	19,000	92
Bank of Iwate Ltd.	2,000	92
Hanwa Co. Ltd.	22,000	91

^ MonotaRO Co. Ltd.	3,400	91
Shinmaywa Industries Ltd.	10,000	90
Nitto Kohki Co. Ltd.	4,500	90
Morita Holdings Corp.	9,000	90
Bank of Okinawa Ltd.	2,100	90
Yamanashi Chuo Bank Ltd.	20,000	90
Toyo Kanetsu KK	36,000	89
^ Nipro Corp.	10,400	89
Nihon Parkerizing Co. Ltd.	4,000	88
TS Tech Co. Ltd.	3,100	88
Maeda Road Construction Co. Ltd.	5,000	87
Tokyo Seimitsu Co. Ltd.	4,900	87
Fuji Machine Manufacturing Co. Ltd.	10,100	87
KYB Co. Ltd.	19,000	86
Komori Corp.	7,100	86
Toshiba TEC Corp.	13,000	85
^ Dwango Co. Ltd.	3,600	85
GMO internet Inc.	7,800	85
Enplas Corp.	1,400	84
Sakata Seed Corp.	6,200	84
San-Ai Oil Co. Ltd.	11,000	84
Ryosan Co. Ltd.	3,900	83
Nippon Television Holdings Inc.	4,900	83
Nitto Boseki Co. Ltd.	19,000	83
Pola Orbis Holdings Inc.	2,000	83
Sankyu Inc.	17,000	83
* Kumagai Gumi Co. Ltd.	30,000	82
^ Gree Inc.	10,300	81
Tokyo Electron Device Ltd.	5,800	81
Aomori Bank Ltd.	28,000	81
Daibiru Corp.	7,300	81
Kanematsu Corp.	45,000	81
Okamoto Industries Inc.	23,000	80
Daiseki Co. Ltd.	4,500	80
Hibiya Engineering Ltd.	5,100	80
Kiyo Bank Ltd.	5,807	79
Mani Inc.	1,400	79
Mitsubishi Pencil Co. Ltd.	2,500	79
^ Zensho Holdings Co. Ltd.	7,900	79
Saizeriya Co. Ltd.	5,900	79
Tokyo Ohka Kogyo Co. Ltd.	3,300	79
Bank of the Ryukyus Ltd.	5,300	78
Jeol Ltd.	18,000	78
Ai Holdings Corp.	4,200	78
Hyakujushi Bank Ltd.	22,000	77
Okamura Corp.	9,000	77
TSI Holdings Co. Ltd.	10,500	77
^ Tokyotokeiba Co. Ltd.	25,000	77
HI-LEX Corp.	2,800	77
Valor Co. Ltd.	4,700	77
Fuyo General Lease Co. Ltd.	1,900	76
^ COOKPAD Inc.	2,700	76
Nohmi Bosai Ltd.	5,000	76
Asahi Diamond Industrial Co. Ltd.	5,200	76
Mitsuba Corp.	4,600	76
Noritz Corp.	3,800	75
Asahi Holdings Inc.	4,300	74

Mitsumi Electric Co. Ltd.	9,900	74
Takata Corp.	3,700	74
^ Kadokawa Corp.	2,600	73
TPR Co. Ltd.	3,100	73
Modec Inc.	2,900	73
Nichi-iko Pharmaceutical Co. Ltd.	4,950	72
Fuji Media Holdings Inc.	4,500	72
Toagosei Co. Ltd.	17,000	72
Fujimori Kogyo Co. Ltd.	2,000	71
Hitachi Transport System Ltd.	4,700	71
Nitto Kogyo Corp.	3,400	71
Toyo Ink SC Holdings Co. Ltd.	15,000	71
Nikkiso Co. Ltd.	6,000	71
Nippon Soda Co. Ltd.	13,000	71
Toho Zinc Co. Ltd.	15,000	71
Mirait Holdings Corp.	7,100	71
Pilot Corp.	1,600	71
Itoham Foods Inc.	16,000	70
^ Bic Camera Inc.	8,100	70
DCM Holdings Co. Ltd.	10,500	70
Japan Wool Textile Co. Ltd.	9,000	70
Mandom Corp.	1,900	70
IBJ Leasing Co. Ltd.	2,600	69
Fujitsu General Ltd.	5,000	69
* Pacific Metals Co. Ltd.	14,000	69
Shima Seiki Manufacturing Ltd.	3,600	69
Totetsu Kogyo Co. Ltd.	2,800	69
Fuji Co. Ltd.	3,400	68
Daido Metal Co. Ltd.	5,000	68
Tamura Corp.	17,000	68
Yaoko Co. Ltd.	1,200	68
Sumitomo Warehouse Co. Ltd.	12,000	68
Max Co. Ltd.	6,000	68
NSD Co. Ltd.	4,900	68
* KNT-CT Holdings Co. Ltd.	37,000	67
Takaoka Toko Co. Ltd.	4,800	67
Yodogawa Steel Works Ltd.	15,000	67
Miyazaki Bank Ltd.	20,000	67
Asatsu-DK Inc.	2,600	66
Nanto Bank Ltd.	16,000	66
Iseki & Co. Ltd.	26,000	65
Shikoku Bank Ltd.	29,000	65
Nihon Nohyaku Co. Ltd.	6,000	65
TOMONY Holdings Inc.	15,700	64
Iino Kaiun Kaisha Ltd.	11,400	64
Riso Kagaku Corp.	2,200	64
Amano Corp.	5,500	64
Nippon Densetsu Kogyo Co. Ltd.	4,000	64
Nishio Rent All Co. Ltd.	1,500	64
Musashi Seimitsu Industry Co. Ltd.	2,600	64
Takara Standard Co. Ltd.	7,000	64
Hokuetsu Bank Ltd.	31,000	63
Okabe Co. Ltd.	4,900	63
Nissin Kogyo Co. Ltd.	3,500	63
Taikisha Ltd.	2,700	63
Sanki Engineering Co. Ltd.	8,000	62
Asahi Intecc Co. Ltd.	1,500	62

	Kasumi Co. Ltd.	8,000	62
	Star Micronics Co. Ltd.	4,500	62
	Takasago Thermal Engineering Co. Ltd.	5,000	62
	Fujitec Co. Ltd.	6,000	62
	Maruetsu Inc.	16,000	62
	Avex Group Holdings Inc.	3,600	61
	Hogy Medical Co. Ltd.	1,100	61
	Bank of Nagoya Ltd.	16,000	61
	Nippon Signal Co. Ltd.	6,500	61
	Megmilk Snow Brand Co. Ltd.	4,700	61
	Nissha Printing Co. Ltd.	4,200	61
*,^ Nippon Yakin Kogyo Co. Ltd.		19,500	61
	Unipres Corp.	2,800	60
	Fujibo Holdings Inc.	22,000	60
	Broadleaf Co. Ltd.	3,200	60
	Roland DG Corp.	1,600	60
	Tokai Carbon Co. Ltd.	21,000	60
	Yokogawa Bridge Holdings Corp.	4,000	60
	As One Corp.	2,000	60
	Heiwa Real Estate Co. Ltd.	3,800	60
	Fudo Tetra Corp.	31,300	60
	TOC Co. Ltd.	8,400	59
	Aichi Bank Ltd.	1,200	59
^	Toyota Boshoku Corp.	5,200	59
	Shinko Electric Industries Co. Ltd.	6,600	59
	Koei Tecmo Holdings Co. Ltd.	4,000	59
	Eizo Corp.	2,300	58
	Tokyu Construction Co. Ltd.	11,900	58
	Noritake Co. Ltd.	21,000	58
	Alpine Electronics Inc.	3,700	58
	Maruha Nichiro Corp.	3,700	58
	EDION Corp.	8,800	58
^	WATAMI Co. Ltd.	4,300	58
	Tochigi Bank Ltd.	14,000	58
	Tomy Co. Ltd.	11,100	58
	Welcia Holdings Co. Ltd.	900	58
	Obara Group Inc.	1,300	58
	Oiles Corp.	2,300	57
	Toshiba Plant Systems & Services Corp.	3,600	57
	Kameda Seika Co. Ltd.	1,749	57
	Daihen Corp.	13,000	57
	Nichicon Corp.	7,300	57
	Michinoku Bank Ltd.	27,000	57
	Mars Engineering Corp.	2,800	57
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	57
	Jin Co. Ltd.	1,900	57
	Kitz Corp.	9,800	57
	Ateam Inc.	800	57
	Nissin Corp.	19,000	56
	Sanden Corp.	10,000	56
	Mitsubishi Shokuhin Co. Ltd.	2,300	56
	Gulliver International Co. Ltd.	6,100	56
	Ariake Japan Co. Ltd.	2,200	56
	Nitta Corp.	2,300	56
	Matsuya Co. Ltd.	5,100	56
	Kintetsu World Express Inc.	1,300	55
	Tsukishima Kikai Co. Ltd.	5,000	55

* Juki Corp.	24,000	55
Shizuoka Gas Co. Ltd.	8,400	55
Chiyoda Co. Ltd.	2,500	55
San-A Co. Ltd.	1,700	55
ASKA Pharmaceutical Co. Ltd.	5,100	55
Jowa Holdings Co. Ltd.	1,400	55
Kyudenko Corp.	6,000	55
C Uyemura & Co. Ltd.	1,000	55
Oita Bank Ltd.	15,000	54
^ Keiyo Co. Ltd.	11,400	54
Nishimatsuya Chain Co. Ltd.	6,800	54
Marusan Securities Co. Ltd.	7,200	54
Kandenko Co. Ltd.	10,000	54
Jimoto Holdings Inc.	25,700	54
JCR Pharmaceuticals Co. Ltd.	2,200	54
ZERIA Pharmaceutical Co. Ltd.	2,200	54
Atom Corp.	9,300	54
Sato Holdings Corp.	2,100	54
FCC Co. Ltd.	3,000	54
Tachi-S Co. Ltd.	3,200	54
Morinaga Milk Industry Co. Ltd.	15,000	54
Keihin Corp.	3,500	54
* Nippon Suisan Kaisha Ltd.	18,600	54
Aida Engineering Ltd.	5,600	53
* Sanix Inc.	4,500	53
Eagle Industry Co. Ltd.	2,900	53
Mitsui-Soko Co. Ltd.	12,000	53
Takasago International Corp.	11,000	52
Central Glass Co. Ltd.	15,000	52
Akebono Brake Industry Co. Ltd.	10,700	52
Nichias Corp.	8,000	52
DTS Corp.	2,600	51
Kokuyo Co. Ltd.	6,300	51
YAMABIKO Corp.	1,300	51
Seiko Holdings Corp.	13,000	51
Paramount Bed Holdings Co. Ltd.	1,700	51
Paltac Corp.	3,800	51
Nippon Flour Mills Co. Ltd.	10,000	51
Doutor Nichires Holdings Co. Ltd.	3,000	50
Fujicco Co. Ltd.	4,000	50
Fancl Corp.	4,100	50
Showa Corp.	4,500	50
Xebio Co. Ltd.	2,800	50
Kuroda Electric Co. Ltd.	3,000	50
Fukui Bank Ltd.	21,000	50
Tokai Corp.	1,700	49
Riken Corp.	11,000	49
* Nippon Chemi-Con Corp.	19,000	49
Futaba Corp.	3,000	49
Ryobi Ltd.	15,000	49
Toyo Engineering Corp.	11,000	48
Mitani Corp.	1,731	48
Chudenko Corp.	3,000	48
Ryoyo Electro Corp.	4,300	48
Shikoku Chemicals Corp.	7,000	48
Transcosmos Inc.	2,200	47
Wakita & Co. Ltd.	4,000	47

Sanyo Chemical Industries Ltd.	7,000	47
Komeri Co. Ltd.	2,000	47
Namura Shipbuilding Co. Ltd.	5,100	47
Fuji Seal International Inc.	1,600	47
Nippon Synthetic Chemical Industry Co. Ltd.	6,000	46
Sumitomo Real Estate Sales Co. Ltd.	1,600	46
Taiyo Holdings Co. Ltd.	1,500	46
Kyokuto Securities Co. Ltd.	2,700	46
Mitsui Sugar Co. Ltd.	12,000	46
AOKI Holdings Inc.	3,500	46
Japan Drilling Co. Ltd.	900	46
Hokuetsu Kishu Paper Co. Ltd.	10,200	45
Torii Pharmaceutical Co. Ltd.	1,500	45
Seikagaku Corp.	3,700	44
Daikyo Inc.	21,000	44
Mito Securities Co. Ltd.	12,000	44
CKD Corp.	4,900	44
Denki Kogyo Co. Ltd.	7,000	43
Toa Corp.	24,000	43
Tamron Co. Ltd.	1,900	43
Takuma Co. Ltd.	7,000	42
Towa Pharmaceutical Co. Ltd.	1,100	42
KFC Holdings Japan Ltd.	2,000	42
^ ValueCommerce Co. Ltd.	5,000	41
Sumitomo Seika Chemicals Co. Ltd.	6,000	41
Nihon Unisys Ltd.	4,500	41
GMO Payment Gateway Inc.	900	41
OSAKA Titanium Technologies Co. Ltd.	1,500	41
Sun Frontier Fudousan Co. Ltd.	3,600	41
Next Co. Ltd.	5,400	40
Adastria Holdings Co. Ltd.	1,770	40
Toshiba Machine Co. Ltd.	9,000	40
Sumitomo Bakelite Co. Ltd.	10,000	40
Yokohama Reito Co. Ltd.	4,700	40
Raito Kogyo Co. Ltd.	5,600	39
Nichiha Corp.	3,800	38
Toko Inc.	13,000	37
Cocokara fine Inc.	1,300	36
Sanyo Electric Railway Co. Ltd.	7,907	35
Showa Aircraft Industry Co. Ltd.	3,000	35
Round One Corp.	5,900	34
Fuji Soft Inc.	1,500	33
Aderans Co. Ltd.	2,000	29
Key Coffee Inc.	1,600	25
Morinaga & Co. Ltd.	12,000	25
Nihon Trim Co. Ltd.	800	25
Hokkaido Gas Co. Ltd.	9,000	25
Itochu-Shokuhin Co. Ltd.	700	24
Ain Pharmaciez Inc.	500	23
Okuwa Co. Ltd.	2,000	19
Future Architect Inc.	3,200	17
Zuken Inc.	1,600	16
Tsugami Corp.	2,000	10
Mr Max Corp.	1,800	6
Honeys Co. Ltd.	60	1
		427,840

Malaysia (0.5%)
Public Bank Bhd. (Local)	421,597	2,606
Malayan Banking Bhd.	503,515	1,553
CIMB Group Holdings Bhd.	629,042	1,374
Axiata Group Bhd.	605,366	1,318
Sime Darby Bhd.	380,100	1,130
Petronas Chemicals Group Bhd.	425,989	883
Genting Bhd.	249,400	767
DiGi.Com Bhd.	424,600	754
IOI Corp. Bhd.	463,640	726
Petronas Gas Bhd.	97,400	717
Maxis Bhd.	318,600	673
Tenaga Nasional Bhd.	169,450	658
SapuraKencana Petroleum Bhd.	458,095	616
Genting Malaysia Bhd.	356,500	490
Dialog Group Bhd.	837,748	486
Kuala Lumpur Kepong Bhd.	63,600	472
IHH Healthcare Bhd.	320,500	471
AMMB Holdings Bhd.	179,300	388
British American Tobacco Malaysia Bhd.	17,200	378
MISC Bhd.	179,256	365
Alliance Financial Group Bhd.	213,600	326
Kossan Rubber Industries	255,700	321
Gamuda Bhd.	205,400	307
Felda Global Ventures Holdings Bhd.	243,600	306
BIMB Holdings Bhd.	223,300	302
YTL Corp. Bhd.	604,066	297
UMW Holdings Bhd.	81,000	296
PPB Group Bhd.	63,100	295
Magnum Bhd.	296,900	284
IJM Corp. Bhd.	119,760	250
2 Astro Malaysia Holdings Bhd.	218,087	229
Hong Leong Bank Bhd.	49,600	219
Malaysia Airports Holdings Bhd.	89,100	209
RHB Capital Bhd.	73,700	208
Petronas Dagangan Bhd.	34,300	199
Muhibbah Engineering M Bhd.	200,400	196
Telekom Malaysia Bhd.	96,000	187
Berjaya Corp. Bhd.	1,062,000	168
* Perdana Petroleum Bhd.	287,300	167
Bumi Armada Bhd.	152,900	160
KPJ Healthcare Bhd.	141,000	156
* YTL Power International Bhd.	320,918	148
* IOI Properties Group Bhd.	186,769	147
* Puncak Niaga Holdings Bhd.	140,200	146
AirAsia Bhd.	182,000	139
UEM Sunrise Bhd.	200,900	132
* Kulim Malaysia Bhd.	123,800	126
Genting Plantations Bhd.	36,400	125
Pos Malaysia Bhd.	74,800	123
Lafarge Malaysia Bhd.	40,200	122
Hartalega Holdings Bhd.	55,700	115
DRB-Hicom Bhd.	145,200	101
Hong Leong Financial Group Bhd.	18,400	100
Media Prima Bhd.	124,600	97
OSK Holdings Bhd.	139,400	94
IJM Land Bhd.	85,900	90

Pavilion REIT	203,500	88
* Westports Holdings Bhd.	99,100	88
KLCCP Stapled Group	43,800	88
* KNM Group Bhd.	258,500	85
Mah Sing Group Bhd.	111,360	83
Unisem M Bhd.	143,400	78
SP Setia Bhd Group	69,000	76
Eastern & Oriental Bhd.	82,000	75
Carlsberg Brewery Malaysia Bhd.	19,800	74
Cahya Mata Sarawak Bhd.	55,800	69
Berjaya Sports Toto Bhd.	55,123	66
* TIME dotCom Bhd.	42,900	62
HAP Seng Consolidated Bhd.	54,100	59
Malaysian Resources Corp. Bhd.	107,900	58
Top Glove Corp. Bhd.	39,400	57
TSH Resources Bhd.	50,300	57
IGB REIT	139,000	56
* UMW Oil & Gas Corp. Bhd.	43,500	55
Bursa Malaysia Bhd.	21,100	55
MMC Corp. Bhd.	68,800	54
QL Resources Bhd.	50,300	54
* Scomi Group Bhd.	411,000	54
Sunway Bhd.	52,943	53
Axis REIT	50,300	53
IGB Corp. Bhd.	59,300	53
* Perisai Petroleum Teknologi Bhd.	108,600	52
Wah Seong Corp. Bhd.	88,781	52
CapitaMalls Malaysia Trust	108,600	51
Gas Malaysia Bhd.	44,800	48
WCT Holdings Bhd.	64,800	44
Supermax Corp. Bhd.	58,600	40
* Parkson Holdings Bhd.	32,584	30
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	28
* Puncak Niaga Holding Bhd. Warrants Exp. 7/20/2018	28,250	20
Keck Seng Malaysia Bhd.	8,705	18
Affin Holdings Bhd.	14,897	16
* KPJ Healthcare Bhd. Warrants Exp. 1/10/2015	12,000	9
* BIMB Holdings Bhd. Warrants	63,800	7
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	16,992	3
		25,780
Mexico (0.5%)
America Movil SAB de CV	3,908,994	4,610
Fomento Economico Mexicano SAB de CV	287,657	2,706
Grupo Televisa SAB	327,700	2,336
* Cemex SAB de CV	1,652,923	2,073
Grupo Financiero Banorte SAB de CV	300,402	1,996
Grupo Mexico SAB de CV Class B	549,347	1,952
Wal-Mart de Mexico SAB de CV	726,300	1,802
Fibra Uno Administracion SA de CV	279,840	983
Alfa SAB de CV Class A	358,600	980
Grupo Financiero Inbursa SAB de CV	250,800	764
Grupo Bimbo SAB de CV Class A	243,000	746
Industrias Penoles SAB de CV	25,650	641
Coca-Cola Femsa SAB de CV	51,400	549
Mexichem SAB de CV	136,584	547
Grupo Financiero Santander Mexico SAB de CV Class B	174,965	464
Grupo Aeroportuario del Sureste SAB de CV Class B	28,251	351

Grupo Carso SAB de CV	61,100	345
* Promotora y Operadora de Infraestructura SAB de CV	25,612	345
* OHL Mexico SAB de CV	90,500	263
Kimberly-Clark de Mexico SAB de CV Class A	103,200	262
Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	255
* Genomma Lab Internacional SAB de CV Class B	88,300	236
* Gruma SAB de CV Class B	21,000	230
* Compartamos SAB de CV	113,500	229
* Alsea SAB de CV	65,100	222
Arca Continental SAB de CV	31,300	221
Controladora Comercial Mexicana SAB de CV	49,380	182
Grupo Elektra SAB DE CV	6,960	180
Mexico Real Estate Management SA de CV	83,300	168
* Industrias CH SAB de CV Class B	29,760	167
* Minera Frisco SAB de CV	81,563	163
Bolsa Mexicana de Valores SAB de CV	78,100	159
Infraestructura Energetica Nova SAB de CV	23,400	132
Grupo Lala SAB de CV	48,400	123
* Empresas ICA SAB de CV	52,900	94
Grupo Comercial Chedraui SA de CV	27,900	91
Grupo Aeroportuario del Centro Norte Sab de CV Class B	21,900	87
Corp Inmobiliaria Vesta SAB de CV	35,900	78
* Organizacion Soriana SAB de CV Class B	23,000	75
TV Azteca SAB de CV	131,300	72
Concentradora Fibra Danhos SA de CV	24,000	66
Grupo Sanborns SAB de CV	37,600	62
Concentradora Fibra Hotelera Mexicana SA de CV	33,400	59
* Qualitas Controladora SAB de CV	19,419	53
Alpek SA de CV	28,800	52
Grupo Herdez SAB de CV	16,100	46
		28,217
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	18,751	128

Netherlands (1.0%)
Unilever NV	201,807	8,306
* ING Groep NV	495,289	6,433
Koninklijke Philips NV	126,681	3,904
ASML Holding NV	39,153	3,693
Unibail-Rodamco SE	11,782	3,163
Heineken NV	36,046	2,532
Aegon NV	309,587	2,511
Koninklijke Ahold NV	122,986	2,144
Akzo Nobel NV	29,147	2,099
ArcelorMittal	130,224	1,977
Reed Elsevier NV	76,538	1,723
Koninklijke DSM NV	21,535	1,488
* Koninklijke KPN NV	381,951	1,221
^ Gemalto NV	9,883	965
Wolters Kluwer NV	33,525	929
Ziggo NV	16,753	756
Heineken Holding NV	11,609	739
Randstad Holding NV	13,331	661
Delta Lloyd NV	28,526	659
Koninklijke Boskalis Westminster NV	8,960	479
TNT Express NV	50,744	409
Corio NV	7,630	405

*	Altice SA	6,795	390
*	OCI	9,944	380
*	PostNL NV	69,430	347
	Nutreco NV	8,074	345
	Koninklijke Vopak NV	7,412	343
	Fugro NV	8,762	337
	Aalberts Industries NV	11,049	337
	Eurocommercial Properties NV	6,705	335
	TKH Group NV	10,533	331
*	SBM Offshore NV	22,011	296
	ASML Holding NY	2,875	271
	Wereldhave NV	3,024	269
	Arcadis NV	7,397	231
	ASM International NV	5,982	227
	USG People NV	12,833	177
*	APERAM	5,075	171
	Corbion NV	8,357	159
*	TomTom NV	20,252	147
	Vastned Retail NV	1,807	92
	Nieuwe Steen Investments NV	13,998	82
	BinckBank NV	6,465	73
	Koninklijke BAM Groep NV	21,784	59
	Accell Group	2,813	52
	Koninklijke Ten Cate NV	1,580	41
*,^ Royal Imtech NV		50,650	40
	Brunel International NV	1,460	38
			52,766
New Zealand (0.1%)
	Fletcher Building Ltd.	135,366	1,042
	Telecom Corp. of New Zealand Ltd.	224,460	541
*	Auckland International Airport Ltd.	115,195	372
	Ryman Healthcare Ltd.	46,129	316
	SKY Network Television Ltd.	48,527	277
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	244
	SKYCITY Entertainment Group Ltd.	62,137	198
*	Xero Ltd.	9,053	191
	Contact Energy Ltd.	39,469	185
	Mighty River Power Ltd.	78,502	158
	Mainfreight Ltd.	9,875	124
	Trade Me Group Ltd.	39,618	117
	Z Energy Ltd.	34,375	111
	Infratil Ltd.	46,809	99
	Argosy Property Ltd.	106,763	91
	Kathmandu Holdings Ltd.	32,196	91
	Kiwi Income Property Trust	87,338	87
	Chorus Ltd.	57,044	85
	Air New Zealand Ltd.	50,316	84
	Precinct Properties New Zealand Ltd.	87,309	82
	Goodman Property Trust	88,153	81
	Freightways Ltd.	18,883	79
	Vector Ltd.	30,875	68
	Nuplex Industries Ltd.	24,418	61
	Metlifecare Ltd.	14,922	56
	Vital Healthcare Property Trust	45,667	53
	Warehouse Group Ltd.	18,061	49
*	Synlait Milk Ltd.	15,144	44

*	a2 Milk Co. Ltd.	63,344	35
			5,021
Norway (0.3%)
	Statoil ASA	123,166	3,519
	DNB ASA	131,861	2,337
	Telenor ASA	84,202	1,938
^	Seadrill Ltd.	43,441	1,561
	Yara International ASA	20,684	945
	Norsk Hydro ASA	151,444	898
	Subsea 7 SA	49,073	819
	Orkla ASA	87,878	795
	Marine Harvest ASA	52,553	715
	Schibsted ASA	13,230	639
*	Storebrand ASA	87,555	486
*	DNO ASA	126,579	424
	SpareBank 1 SR Bank ASA	42,291	388
	TGS Nopec Geophysical Co. ASA	11,902	338
	Gjensidige Forsikring ASA	17,216	332
	Golar LNG Ltd.	5,300	327
*,^ Det Norske Oljeselskap ASA		26,163	288
	Aker Solutions ASA	17,120	253
	Prosafe SE	29,784	222
	Petroleum Geo-Services ASA	25,774	219
	Cermaq ASA	14,105	178
*	REC Silicon ASA	292,534	161
	Tomra Systems ASA	17,994	150
*	Norwegian Property ASA	96,123	140
	SpareBank 1 SMN	14,608	124
*,^ Nordic Semiconductor ASA		22,372	120
	Opera Software ASA	10,124	119
2	BW LPG Ltd.	8,351	107
	Wilh Wilhelmsen ASA	10,986	91
	Aker ASA	2,156	82
	Golden Ocean Group Ltd.	51,283	78
	Salmar ASA	3,819	75
	Atea ASA	5,559	65
	Fred Olsen Energy ASA	2,754	62
*	Archer Ltd.	36,563	56
	BW Offshore Ltd.	25,396	34
			19,085
Peru (0.0%)
	Credicorp Ltd.	3,045	455
	Credicorp Ltd. (New York Shares)	3,059	453
	Cia de Minas Buenaventura SAA ADR	32,458	380
	Volcan Cia Minera SAA Class B	545,941	228
			1,516
Philippines (0.2%)
	SM Investments Corp.	34,252	624
	Philippine Long Distance Telephone Co.	8,840	622
	GT Capital Holdings Inc.	23,388	478
	Ayala Land Inc.	663,700	472
	Alliance Global Group Inc.	742,000	446
	Ayala Corp.	24,360	367
	Universal Robina Corp.	87,240	323
	Manila Electric Co.	55,080	322
	Bank of the Philippine Islands	145,835	318

Semirara Mining Corp. Class A	39,116	316
Aboitiz Equity Ventures Inc.	229,110	289
SM Prime Holdings Inc.	783,550	274
DMCI Holdings Inc.	163,800	274
JG Summit Holdings Inc.	223,300	272
BDO Unibank Inc.	127,740	265
Vista Land & Lifescapes Inc.	1,868,400	252
* First Gen Corp.	474,400	242
Manila Water Co. Inc.	381,800	234
Metro Pacific Investments Corp.	1,962,000	225
First Philippine Holdings Corp.	134,900	223
International Container Terminal Services Inc.	77,100	200
San Miguel Corp.	108,790	197
Energy Development Corp.	1,362,900	191
Metropolitan Bank & Trust Co.	95,892	188
Filinvest Land Inc.	4,980,000	166
Jollibee Foods Corp.	37,720	153
Robinsons Land Corp.	218,600	113
Aboitiz Power Corp.	127,720	107
LT Group Inc.	293,900	107
Puregold Price Club Inc.	104,600	101
Belle Corp.	770,000	87
Globe Telecom Inc.	2,050	82
Megaworld Corp.	782,000	76
Petron Corp.	251,500	71
* Bloomberry Resorts Corp.	233,800	62
Security Bank Corp.	20,020	55
Cosco Capital Inc.	229,500	50
Rizal Commercial Banking Corp.	38,790	50
* Emperador Inc.	185,300	49
Robinsons Retail Holdings Inc.	32,400	49
* Philippine National Bank	22,895	47
Philex Mining Corp.	157,700	45
		9,084
Poland (0.1%)
Powszechny Zaklad Ubezpieczen SA	8,952	1,259
Powszechna Kasa Oszczednosci Bank Polski SA	101,625	1,156
KGHM Polska Miedz SA	22,203	911
Bank Pekao SA	16,184	858
PGE SA	87,839	584
Polski Koncern Naftowy Orlen SA	36,091	426
^ Enea SA	75,402	366
* Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	307
Bank Millennium SA	119,837	287
Orange Polska SA	65,655	217
mBank	1,351	203
* Tauron Polska Energia SA	102,169	166
Synthos SA	108,677	156
ING Bank Slaski SA	3,104	130
Asseco Poland SA	9,655	128
Eurocash SA	9,585	118
Energa SA	17,350	112
Cyfrowy Polsat SA	14,316	107
Lubelski Wegiel Bogdanka SA	2,869	105
* Getin Noble Bank SA	108,217	95
Bank Handlowy w Warszawie SA	2,641	92
* Globe Trade Centre SA	39,878	89

	Netia SA	47,099	85
*	PKP Cargo SA	3,586	82
*	Grupa Lotos SA	6,488	75
*	Kernel Holding SA	7,186	66
*,^ Jastrzebska Spolka Weglowa SA		4,357	58
*	Getin Holding SA	53,314	47
*	CD Projekt SA	9,088	45
*	TVN SA	9,598	44
			8,374
Portugal (0.1%)
	EDP - Energias de Portugal SA	315,439	1,477
	Galp Energia SGPS SA	51,890	921
*	Banco Comercial Portugues SA	4,752,336	679
	Jeronimo Martins SGPS SA	29,422	385
	EDP Renovaveis SA	27,121	191
^	Portugal Telecom SGPS SA	68,150	147
	Sonae	82,237	123
*	Banco Espirito Santo SA	428,634	115
	NOS SGPS	18,557	111
*	CTT-Correios de Portugal SA	10,179	108
	Portucel SA	23,091	106
	Mota-Engil SGPS SA	12,362	77
	REN - Redes Energeticas Nacionais SGPS SA	19,975	70
*	Banco BPI SA	30,677	62
	Semapa-Sociedade de Investimento e Gestao	3,451	51
	Altri SGPS SA	13,342	37
*	Sonaecom - SGPS SA	15,610	36
			4,696
Russia (0.5%)
	Lukoil OAO ADR	65,995	3,679
	Gazprom OAO ADR	341,387	2,491
	Gazprom OAO	664,220	2,436
	Magnit OJSC GDR	34,575	2,027
	AK Transneft OAO Preference Shares	806	1,662
	Sberbank of Russia	759,171	1,553
	NOVATEK OAO	136,526	1,390
	Mobile Telesystems OJSC	151,111	1,167
	Sberbank of Russia ADR	139,150	1,154
	MMC Norilsk Nickel OJSC ADR	54,974	1,075
	Tatneft OAO ADR	28,067	998
	Rosneft OAO GDR	145,452	898
	Surgutneftegas OAO ADR	100,397	695
	Uralkali OJSC	175,655	667
	VTB Bank OJSC	312,734,092	345
	Rostelecom OJSC	139,763	344
	Sistema JSFC GDR	12,381	306
	MegaFon OAO GDR	10,383	289
	RusHydro JSC	12,796,242	220
	VTB Bank OJSC GDR	89,021	194
	Surgutneftegas OAO	277,600	192
	Severstal OAO	18,087	173
	E.ON Russia JSC	2,364,900	159
	Acron JSC	3,636	116
	Novolipetsk Steel OJSC	79,599	105
	Phosagro OAO GDR	7,394	93
*	Inter RAO JSC	381,417,200	87

* Russian Grids OAO	6,061,655	82
* PIK Group	33,920	74
Aeroflot - Russian Airlines OJSC	48,600	69
Federal Grid Co. Unified Energy System JSC	44,833,105	65
LSR Group GDR	18,772	64
TMK OAO GDR	6,181	56
M Video OJSC	8,020	51
Mosenergo OAO	2,043,038	45
Sistema JSFC	35,700	39
TGK-1 OAO	221,858,574	37
* Pharmstandard OJSC GDR	4,170	35
* Raspadskaya OAO	41,689	21
Rosneft OAO	3,288	20
* Magnitogorsk Iron & Steel Works OJSC	71,731	14
		25,187
Singapore (0.6%)
DBS Group Holdings Ltd.	210,000	3,060
Singapore Telecommunications Ltd.	885,000	2,878
United Overseas Bank Ltd.	140,000	2,702
Oversea-Chinese Banking Corp. Ltd.	314,000	2,506
Keppel Corp. Ltd.	160,313	1,405
Singapore Airlines Ltd.	153,487	1,267
Global Logistic Properties Ltd.	414,000	922
CapitaLand Ltd.	304,500	839
Noble Group Ltd.	713,272	807
Singapore Exchange Ltd.	136,311	769
Genting Singapore plc	695,000	741
Wilmar International Ltd.	242,173	632
Ascott Residence Trust	605,948	598
City Developments Ltd.	67,000	566
Cache Logistics Trust	573,000	553
^ Singapore Press Holdings Ltd.	164,000	545
Suntec REIT	374,000	536
Frasers Commercial Trust	446,000	502
Singapore Technologies Engineering Ltd.	165,000	501
ComfortDelGro Corp. Ltd.	223,000	461
Cambridge Industrial Trust	799,000	457
Jardine Cycle & Carriage Ltd.	12,000	446
Sembcorp Industries Ltd.	101,231	443
Hutchison Port Holdings Trust	573,000	426
Mapletree Logistics Trust	427,000	402
CitySpring Infrastructure Trust	991,000	396
Singapore Post Ltd.	281,000	395
AIMS AMP Capital Industrial REIT	322,246	386
CapitaMall Trust	236,600	373
Ascendas REIT	187,000	349
Golden Agri-Resources Ltd.	689,419	294
UOL Group Ltd.	50,893	270
Tat Hong Holdings Ltd.	382,000	269
CapitaCommercial Trust	184,810	246
Ezion Holdings Ltd.	142,600	244
Sembcorp Marine Ltd.	73,389	243
SATS Ltd.	99,000	238
First Resources Ltd.	128,000	231
Yangzijiang Shipbuilding Holdings Ltd.	260,036	226
Keppel Land Ltd.	67,600	197
StarHub Ltd.	56,000	191

	Keppel Telecommunications & Transportation Ltd.	138,000	188
^	Raffles Medical Group Ltd.	56,000	175
	Mapletree Greater China Commercial Trust	235,000	173
	Venture Corp. Ltd.	25,500	166
	Ascendas Hospitality Trust	225,000	138
	Keppel REIT Management Ltd.	131,688	134
*	Biosensors International Group Ltd.	176,000	119
	Olam International Ltd.	59,000	116
	Swiber Holdings Ltd.	229,000	96
	Mapletree Commercial Trust	84,000	94
	Asian Pay Television Trust	131,000	89
	Wing Tai Holdings Ltd.	53,000	84
	Mapletree Industrial Trust	74,000	83
	United Engineers Ltd.	43,000	83
	SMRT Corp. Ltd.	64,000	81
	M1 Ltd.	26,000	78
	Yanlord Land Group Ltd.	78,000	75
	SIA Engineering Co. Ltd.	20,000	74
	Super Group Ltd.	58,000	68
	Starhill Global REIT	99,000	65
	Ezra Holdings Ltd.	66,000	62
*	Vard Holdings Ltd.	70,000	61
2	ARA Asset Management Ltd.	44,000	60
	Parkway Life REIT	31,000	59
	Ascendas India Trust	84,000	57
	OUE Hospitality Trust	76,000	55
	OSIM International Ltd.	24,000	55
	CDL Hospitality Trusts	39,000	55
*,^ Neptune Orient Lines Ltd.		71,000	54
	Lippo Malls Indonesia Retail Trust	158,000	53
	COSCO Corp. Singapore Ltd.	92,000	53
	Sabana Shari'ah Compliant Industrial REIT	63,000	52
*	United Envirotech Ltd.	47,000	51
	Hyflux Ltd.	54,000	51
	Silverlake Axis Ltd.	51,916	47
^	HanKore Environment Tech Group Ltd.	47,300	33
	Fortune REIT	25,923	25
*,^ Blumont Group Ltd.		316,500	12
*,^ LionGold Corp. Ltd.		165,000	10
			32,596
South Africa (0.8%)
	Naspers Ltd.	49,097	6,038
	MTN Group Ltd.	219,474	4,543
	Sasol Ltd.	69,842	4,029
	Standard Bank Group Ltd.	142,231	1,914
	FirstRand Ltd.	391,768	1,575
	Steinhoff International Holdings Ltd.	300,998	1,504
	Sanlam Ltd.	223,040	1,265
	Remgro Ltd.	57,314	1,237
	Shoprite Holdings Ltd.	77,100	1,163
	Bidvest Group Ltd.	38,745	1,042
	Aspen Pharmacare Holdings Ltd.	36,940	998
*	AngloGold Ashanti Ltd.	52,053	892
	Impala Platinum Holdings Ltd.	75,116	744
	Woolworths Holdings Ltd.	89,421	690
	Barloworld Ltd.	64,055	607
	Brait SE	86,612	603

Barclays Africa Group Ltd.	35,908	559
Growthpoint Properties Ltd.	234,667	543
Netcare Ltd.	173,306	498
Tiger Brands Ltd.	17,302	497
Nedbank Group Ltd.	22,666	494
Clicks Group Ltd.	77,977	478
Gold Fields Ltd.	115,245	454
Mr Price Group Ltd.	23,989	453
Mondi Ltd.	25,592	450
Mpact Ltd.	152,100	426
^ Vodacom Group Ltd.	35,720	417
Life Healthcare Group Holdings Ltd.	98,655	405
MMI Holdings Ltd.	163,119	394
Mediclinic International Ltd.	48,617	387
Imperial Holdings Ltd.	20,323	374
DataTec Ltd.	71,267	372
Truworths International Ltd.	49,157	344
RMB Holdings Ltd.	65,151	338
Kumba Iron Ore Ltd.	9,520	333
Coronation Fund Managers Ltd.	32,312	295
City Lodge Hotels Ltd.	26,922	293
* Anglo American Platinum Ltd.	6,225	273
Nampak Ltd.	67,858	258
Discovery Ltd.	27,626	242
* Sappi Ltd.	63,679	241
JSE Ltd.	25,216	233
Sibanye Gold Ltd.	96,272	228
Foschini Group Ltd.	20,255	222
Investec Ltd.	24,899	214
* Capital Property Fund	198,417	214
^ Exxaro Resources Ltd.	14,309	194
Illovo Sugar Ltd.	67,733	189
Capitec Bank Holdings Ltd.	8,326	189
SPAR Group Ltd.	16,206	187
African Rainbow Minerals Ltd.	9,498	176
* Adcock Ingram Holdings Ltd.	35,170	173
Massmart Holdings Ltd.	12,926	169
* Telkom SA SOC Ltd.	34,992	162
Emira Property Fund	118,104	160
* Harmony Gold Mining Co. Ltd.	50,301	155
AVI Ltd.	26,033	147
SA Corporate Real Estate Fund Nominees Pty Ltd.	370,403	145
Tongaat Hulett Ltd.	9,774	139
* Northam Platinum Ltd.	33,930	139
Pick n Pay Stores Ltd.	25,106	137
* Aveng Ltd.	60,206	137
* Murray & Roberts Holdings Ltd.	56,830	132
Grindrod Ltd.	54,052	132
Sun International Ltd.	12,892	129
Aeci Ltd.	10,700	122
Assore Ltd.	3,401	113
* Super Group Ltd.	36,378	102
Lewis Group Ltd.	17,093	101
Omnia Holdings Ltd.	4,672	101
Fountainhead Property Trust	121,342	91
Liberty Holdings Ltd.	7,250	87
PPC Ltd.	28,961	87

^	African Bank Investments Ltd.	150,852	87
*	ArcelorMittal South Africa Ltd.	21,122	75
	EOH Holdings Ltd.	7,382	65
	Pick n Pay Holdings Ltd.	26,672	63
	PSG Group Ltd.	6,713	62
	Wilson Bayly Holmes-Ovcon Ltd.	5,074	61
	Group Five Ltd.	15,342	57
	Blue Label Telecoms Ltd.	74,154	56
	Santam Ltd.	2,842	53
	Reunert Ltd.	8,701	52
	Famous Brands Ltd.	5,510	51
	Clover Industries Ltd.	30,888	50
	Metair Investments Ltd.	12,945	45
	Astral Foods Ltd.	3,140	42
*	Royal Bafokeng Platinum Ltd.	3,748	25
			44,412
South Korea (1.7%)
	Samsung Electronics Co. Ltd. GDR	27,344	17,529
	Hyundai Motor Co.	19,395	4,591
*	SK Hynix Inc.	66,330	2,886
	Hyundai Mobis	8,539	2,551
	NAVER Corp.	3,425	2,446
	POSCO	6,772	2,201
	KB Financial Group Inc. ADR	49,469	1,935
	Kia Motors Corp.	32,909	1,932
	Shinhan Financial Group Co. Ltd.	37,072	1,831
	LG Chem Ltd.	5,571	1,559
	Hana Financial Group Inc.	36,840	1,484
	KT&G Corp.	14,915	1,441
	SK Telecom Co. Ltd. ADR	49,056	1,389
	Samsung Fire & Marine Insurance Co. Ltd.	4,761	1,305
	Korea Electric Power Corp.	31,588	1,304
	Samsung Life Insurance Co. Ltd.	12,686	1,291
*	Shinhan Financial Group Co. Ltd. ADR	24,538	1,213
	Samsung C&T Corp.	15,356	1,090
	LG Electronics Inc.	13,869	1,027
	Samsung SDI Co. Ltd.	6,636	1,022
*	LG Display Co. Ltd.	27,336	897
	POSCO ADR	11,075	895
	SK Innovation Co. Ltd.	7,689	766
	LG Corp.	11,410	764
	Hyundai Heavy Industries Co. Ltd.	5,244	756
	Amorepacific Corp.	393	675
	Samsung Electronics Co. Ltd.	499	646
*,^ LG Innotek Co. Ltd.		4,997	605
	Hyundai Steel Co.	7,891	601
	LG Household & Health Care Ltd.	1,292	600
	Coway Co. Ltd.	6,711	579
	Samsung Heavy Industries Co. Ltd.	21,240	571
	E-Mart Co. Ltd.	2,492	560
	SK Holdings Co. Ltd.	3,249	550
	Hyundai Glovis Co. Ltd.	2,026	517
	Woori Finance Holdings Co. Ltd.	38,151	514
	Hyundai Engineering & Construction Co. Ltd.	8,192	499
	Korea Zinc Co. Ltd.	1,218	488
	Hankook Tire Co. Ltd.	8,902	487
	Hotel Shilla Co. Ltd.	4,390	468

	KT Corp.	14,359	463
	KB Financial Group Inc.	11,000	430
	Kangwon Land Inc.	12,730	422
	SK C&C Co. Ltd.	2,488	406
	KCC Corp.	684	403
	Lotte Shopping Co. Ltd.	1,295	399
	Industrial Bank of Korea	26,790	397
	Orion Corp.	434	396
	BS Financial Group Inc.	24,292	388
	Samsung Electro-Mechanics Co. Ltd.	6,303	384
	AMOREPACIFIC Group	409	351
	Daelim Industrial Co. Ltd.	3,745	335
	Samsung Securities Co. Ltd.	7,100	335
	Hyundai Wia Corp.	1,819	330
	Dongbu Insurance Co. Ltd.	5,755	326
^	OCI Co. Ltd.	2,072	326
	CJ CheilJedang Corp.	976	314
	S-Oil Corp.	5,796	310
	SK Telecom Co. Ltd.	1,173	301
	Sam Young Electronics Co. Ltd.	25,760	301
^	Daum Communications Corp.	2,339	299
	Lotte Chemical Corp.	1,744	294
^	Celltrion Inc.	7,646	293
	Daishin Securities Co. Ltd.	27,720	285
	GS Holdings	6,121	278
	Taekwang Industrial Co. Ltd.	199	269
	Daesang Corp.	5,170	256
	Hyundai Department Store Co. Ltd.	1,772	252
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,610	252
	NCSoft Corp.	1,672	250
	Hyundai Development Co-Engineering & Construction	6,500	241
	LG Uplus Corp.	25,700	236
	Daewoo Securities Co. Ltd.	23,525	236
	Hyundai Marine & Fire Insurance Co. Ltd.	7,947	235
	GS Engineering & Construction Corp.	6,137	232
*	Cheil Worldwide Inc.	10,858	227
	CJ Corp.	1,607	227
	Samsung Engineering Co. Ltd.	3,366	226
	Kumho Petro chemical Co. Ltd.	2,557	223
	Korea Gas Corp.	3,651	217
	Samsung Techwin Co. Ltd.	4,554	213
	Korea Investment Holdings Co. Ltd.	4,680	209
	Hyosung Corp.	2,788	203
	DGB Financial Group Inc.	12,320	200
*	Doosan Infracore Co. Ltd.	15,570	196
	Doosan Heavy Industries & Construction Co. Ltd.	6,629	193
*	Kumho Tire Co. Inc.	17,280	190
	Lotte Confectionery Co. Ltd.	93	190
^	Halla Visteon Climate Control Corp.	3,830	189
	Samsung Card Co. Ltd.	3,992	186
	SK Networks Co. Ltd.	17,070	186
*	Daewoo Engineering & Construction Co. Ltd.	19,160	184
*,^ Wonik IPS Co. Ltd.		16,586	183
	SK Chemicals Co. Ltd.	2,877	181
	Youlchon Chemical Co. Ltd.	14,280	180
	Mando Corp.	1,467	179
	Korea Aerospace Industries Ltd.	5,230	178

	Shinsegae Co. Ltd.	787	178
	S-1 Corp.	2,373	177
^	Paradise Co. Ltd.	5,431	175
	iMarketKorea Inc.	5,560	171
	Woori Investment & Securities Co. Ltd.	15,619	170
	Hanwha Chemical Corp.	9,730	169
	Hanwha Corp.	5,900	167
	Hanssem Co. Ltd.	1,840	167
	Hanwha Life Insurance Co. Ltd.	24,970	166
	Lotte Chilsung Beverage Co. Ltd.	91	164
	Daewoo International Corp.	4,479	161
	LIG Insurance Co. Ltd.	5,630	160
	Ottogi Corp.	307	159
	Namhae Chemical Corp.	18,020	158
	Yuhan Corp.	894	153
	Doosan Corp.	1,259	150
	LG Hausys Ltd.	790	145
*,^ NHN Entertainment Corp.		2,026	139
	Maeil Dairy Industry Co. Ltd.	3,787	137
^	Hyundai Mipo Dockyard	1,148	136
	Youngone Corp.	3,240	134
	Hyundai Home Shopping Network Corp.	819	132
	Seoul Semiconductor Co. Ltd.	4,368	121
*	CJ Korea Express Co. Ltd.	918	120
	Young Poong Corp.	91	120
	CJ O Shopping Co. Ltd.	311	119
	Seah Besteel Corp.	3,350	116
	LG International Corp.	3,990	115
*	Com2uSCorp	1,246	115
	Mirae Asset Securities Co. Ltd.	2,540	115
	Poongsan Corp.	3,950	114
	LS Corp.	1,593	112
*	Korean Air Lines Co. Ltd.	3,202	111
^	Kolao Holdings	5,310	110
	Fila Korea Ltd.	1,243	109
	GS Home Shopping Inc.	379	102
	Grand Korea Leisure Co. Ltd.	2,480	102
*	Naturalendo Tech Co. Ltd.	1,308	101
	LS Industrial Systems Co. Ltd.	1,644	101
	Korean Reinsurance Co.	9,144	100
	Kolon Industries Inc.	1,501	99
	Hyundai Hysco Co. Ltd.	1,228	98
	Medy-Tox Inc.	657	97
*	SK Broadband Co. Ltd.	26,386	97
	Hyundai Greenfood Co. Ltd.	5,900	95
	CJ CGV Co. Ltd.	2,130	95
	Dongsuh Co. Inc.	4,930	92
*	Osstem Implant Co. Ltd.	2,787	92
*	CJ E&M Corp.	2,294	86
	Daewoong Pharmaceutical Co. Ltd.	1,411	84
*	Ssangyong Motor Co.	10,890	83
	SKC Co. Ltd.	2,370	83
	Nexen Tire Corp.	5,080	82
*,^ Hyundai Merchant Marine Co. Ltd.		8,120	81
*	Gamevil Inc.	801	81
	Korea Kolmar Co. Ltd.	1,690	80
	LF Corp.	2,820	79

	LOTTE Himart Co. Ltd.	1,184	79
*	SM Entertainment Co.	2,434	79
	Hansae Co. Ltd.	2,942	77
	Ahnlab Inc.	2,032	77
	Green Cross Corp.	646	76
*,^ Hanjin Shipping Co. Ltd.		14,218	76
	Lotte Food Co. Ltd.	105	76
	Eo Technics Co. Ltd.	1,113	75
	JB Financial Group Co. Ltd.	10,343	73
	Samchully Co. Ltd.	442	72
*,^ Seegene Inc.		1,238	72
	KT Skylife Co. Ltd.	3,297	72
	Hana Tour Service Inc.	1,130	72
	Hyundai Securities Co. Ltd. Preference Shares	9,390	71
	Meritz Securities Co. Ltd.	24,710	70
*,^ GemVax & Kael Co. Ltd.		3,321	70
	Dongkuk Steel Mill Co. Ltd.	9,093	70
	SFA Engineering Corp.	1,773	69
	Hyundai Securities Co. Ltd.	8,830	68
	Hansol Paper Co.	5,840	68
	NongShim Co. Ltd.	261	66
*,^ Hyundai Rotem Co. Ltd.		2,780	66
	Hanjin Transportation Co. Ltd.	2,100	66
*	Green Cross Cell Corp.	2,166	64
	Golfzon Co. Ltd.	3,326	64
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	63
	Huchems Fine Chemical Corp.	2,510	63
	Chong Kun Dang Pharmaceutical Corp.	1,005	62
	KEPCO Plant Service & Engineering Co. Ltd.	857	62
*,^ Taihan Electric Wire Co. Ltd.		29,761	61
	KIWOOM Securities Co. Ltd.	1,254	60
	Hite Jinro Co. Ltd.	2,740	60
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	60
*	KNB Financial Group Co. Ltd.	4,423	60
*	Cosmax Inc.	643	59
	Samyang Holdings Corp.	780	58
*	ViroMed Co. Ltd.	1,140	58
	Hanil Cement Co. Ltd.	449	58
*	Hanmi Pharm Co. Ltd.	681	57
	Youngone Holdings Co. Ltd.	745	57
	Hanil E-Wha Co. Ltd.	2,750	57
	Hyundai Corp.	1,590	56
	Sungwoo Hitech Co. Ltd.	3,981	55
	Dong-A ST Co. Ltd.	569	55
*	Komipharm International Co. Ltd.	6,888	54
	Hancom Inc.	2,196	53
	KEPCO Engineering & Construction Co. Inc.	958	53
	Dongwon Industries Co. Ltd.	165	53
*	Korea Line Corp.	2,370	52
	Green Cross Holdings Corp.	3,370	51
	Namyang Dairy Products Co. Ltd.	61	50
*,^ Medipost Co. Ltd.		914	50
	Interpark Corp.	4,596	50
*	Ssangyong Cement Industrial Co. Ltd.	5,250	49
*	Chabiotech Co. Ltd.	3,667	49
	Tongyang Life Insurance	4,930	48
*,^ LG Life Sciences Ltd.		1,565	48

^	Posco ICT Co. Ltd.	6,926	48
	Samsung Fine Chemicals Co. Ltd.	1,100	46
	Ilyang Pharmaceutical Co. Ltd.	1,960	45
*	Pan Ocean Co. Ltd.	11,851	45
	Partron Co. Ltd.	4,491	44
*	Lumens Co. Ltd.	5,290	42
^	Sung Kwang Bend Co. Ltd.	2,178	42
^	GS Retail Co. Ltd.	1,890	40
	MegaStudy Co. Ltd.	672	39
*	Hyundai Elevator Co. Ltd.	1,049	39
	Soulbrain Co. Ltd.	1,212	38
	CJ Hellovision Co. Ltd.	2,780	37
	Daou Technology Inc.	3,300	36
*	Hanjin Shipping Holdings Co. Ltd.	3,068	35
	YG Entertainment Inc.	1,017	35
	Binggrae Co. Ltd.	454	35
*	Dongbu HiTek Co. Ltd.	9,040	35
*	KJB Financial Group Co. Ltd.	2,894	34
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		4,550	31
	Able C&C Co. Ltd.	1,095	28
	Hankook Tire Worldwide Co. Ltd.	1,049	23
*	Hanjin Kal Corp.	691	17
	Chongkundang Holdings Corp.	389	16
	Dong-A Socio Holdings Co. Ltd.	81	10
*	Chadiostech Co. Ltd.	1,382	4
*	JB Financial Group Co. Ltd. Rights Exp. 9/03/2014	2,245	3
*	Pharmicell Co. Ltd.	960	3
*	Hanjin Heavy Industries & Construction Co. Ltd Rights Exp. 8/7/2014	1,734	2
*	CNK International Co. Ltd.	78	—
			91,446
Spain (1.2%)
*	Banco Santander SA	1,303,710	13,099
	Banco Bilbao Vizcaya Argentaria SA	747,326	9,187
	Telefonica SA	508,657	8,292
	Iberdrola SA	640,935	4,768
*	Inditex SA	135,585	3,961
	Repsol SA	143,809	3,586
	Amadeus IT Holding SA	48,501	1,909
	Banco Santander SA ADR	169,457	1,690
	Banco de Sabadell SA	425,323	1,381
*	CaixaBank SA	222,908	1,340
	Abertis Infraestructuras SA	59,991	1,315
*	Banco Popular Espanol SA	190,940	1,165
*	Bankia SA	568,872	1,114
	Gas Natural SDG SA	35,847	1,101
	Ferrovial SA	49,038	1,027
	Red Electrica Corp. SA	11,941	1,026
	Grifols SA	20,004	903
*	ACS Actividades de Construccion y Servicios SA	19,611	858
	Enagas SA	23,696	788
	Viscofan SA	13,566	760
	Bankinter SA	87,532	756
	Distribuidora Internacional de Alimentacion SA	68,810	570
	Grupo Catalana Occidente SA	15,425	541
	Construcciones y Auxiliar de Ferrocarriles SA	1,289	535
	Mapfre SA	114,996	442
*	Abengoa SA-B Shares	81,859	435

Bolsas y Mercados Espanoles SA	8,640	393
* Acciona SA	4,590	376
* Gamesa Corp. Tecnologica SA	29,281	367
Endesa SA	8,786	339
* Acerinox SA	18,830	313
* Almirall SA	20,351	311
Zardoya Otis SA	19,178	293
Obrascon Huarte Lain SA	7,021	265
Tubacex SA	47,371	247
* Mediaset Espana Comunicacion SA	21,072	246
Indra Sistemas SA	13,768	213
Tecnicas Reunidas SA	3,518	198
Ebro Foods SA	9,631	197
Prosegur Cia de Seguridad SA	26,190	177
* Zeltia SA	40,605	156
Atresmedia Corp. de Medios de Comunicacion SA	8,075	118
* Fomento de Construcciones y Contratas SA	4,801	104
Corp Financiera Alba SA	1,675	102
* Liberbank SA	117,825	101
* NH Hotel Group SA	17,890	97
* Sacyr SA	16,101	91
* Faes Farma SA	29,714	83
Tubos Reunidos SA	19,407	69
CIE Automotive SA	3,478	49
* Promotora de Informaciones SA	87,946	40
Melia Hotels International SA	2,951	34
* Abengoa SA	5,630	32
		67,560
Sweden (1.1%)
Nordea Bank AB	402,228	5,394
Hennes & Mauritz AB Class B	119,649	4,891
Telefonaktiebolaget LM Ericsson Class B	384,908	4,793
Swedbank AB Class A	132,500	3,394
Svenska Handelsbanken AB Class A	60,059	2,892
Skandinaviska Enskilda Banken AB Class A	188,218	2,520
Volvo AB Class B	193,067	2,357
Atlas Copco AB Class A	69,679	2,079
Atlas Copco AB Class B	73,835	1,993
Investor AB Class B	53,211	1,913
TeliaSonera AB	254,808	1,908
Assa Abloy AB Class B	37,180	1,827
Svenska Cellulosa AB SCA Class B	73,650	1,814
Sandvik AB	133,741	1,682
SKF AB	67,485	1,591
Boliden AB	73,960	1,198
Investment AB Kinnevik	24,833	1,031
Hexagon AB Class B	32,214	999
* Lundin Petroleum AB	55,370	992
Electrolux AB Class B	35,601	883
Alfa Laval AB	37,484	851
Swedish Match AB	24,080	788
Skanska AB Class B	37,738	784
Getinge AB	22,959	562
Trelleborg AB Class B	28,466	545
^ Elekta AB Class B	40,240	493
Industrivarden AB Class A	24,502	477
Securitas AB Class B	40,512	471

	Meda AB Class A	28,318	457
	Wallenstam AB	27,091	449
	Tele2 AB	36,452	445
*	Swedish Orphan Biovitrum AB	36,217	435
*,^ SSAB AB Class B		47,683	418
	Industrivarden AB	21,001	390
	Fabege AB	27,387	375
	NCC AB Class B	11,503	359
	Hufvudstaden AB Class A	26,208	359
	Castellum AB	19,036	319
	Husqvarna AB	37,576	296
	Hexpol AB	3,460	291
	BillerudKorsnas AB	16,115	238
	ICA Gruppen AB	7,101	221
*,^ SSAB AB Class A		22,857	221
	Modern Times Group AB Class B	5,314	207
	Loomis AB Class B	6,293	187
	Ratos AB	22,034	180
	Avanza Bank Holding AB	4,654	165
	Nibe Industrier AB Class B	5,534	148
^	Axis Communications AB	4,513	142
	JM AB	4,457	141
*	Betsson AB	3,978	138
*	Fastighets AB Balder	10,237	130
	Axfood AB	2,504	128
	AAK AB	1,985	113
	Holmen AB	3,229	109
	Saab AB Class B	3,901	107
	Indutrade AB	2,387	106
	AF AB	5,912	99
	Intrum Justitia AB	2,901	89
	Wihlborgs Fastigheter AB	4,138	77
	Kungsleden AB	10,770	76
*,^ CDON Group AB		20,364	75
	Lundbergforetagen AB Class B	1,475	66
	Sanitec Corp.	5,716	66
	Klovern AB Preference Shares	2,663	65
	Concentric AB	4,656	61
	Haldex AB	4,667	61
	Mekonomen AB	2,334	54
	Peab AB	7,550	53
	Clas Ohlson AB	2,654	50
*	Rezidor Hotel Group AB	8,522	48
	Melker Schorling AB	893	43
	Nobia AB	5,515	42
*	Investment AB Oresund	1,836	41
*	Eniro AB	12,275	39
*,^ SAS AB		18,626	34
*	Lindab International AB	3,531	33
	Bilia AB	183	5
			59,573
Switzerland (2.9%)
	Nestle SA	408,946	30,278
	Roche Holding AG	89,849	26,075
	Novartis AG	298,566	25,975
	UBS AG	448,191	7,701
	ABB Ltd.	293,248	6,744

* Cie Financiere Richemont SA	63,017	5,980
Credit Suisse Group AG	201,278	5,460
Zurich Insurance Group AG	18,539	5,386
Syngenta AG	11,657	4,130
Swiss Re AG	44,979	3,824
Holcim Ltd.	35,471	2,838
Swatch Group AG (Bearer)	5,011	2,672
Givaudan SA	1,089	1,781
Actelion Ltd.	13,643	1,639
Transocean Ltd. (XVTX)	40,111	1,612
Adecco SA	20,841	1,559
Geberit AG	4,399	1,474
Swisscom AG	2,648	1,470
SGS SA	599	1,305
Sonova Holding AG	7,374	1,144
Julius Baer Group Ltd.	26,324	1,117
Sika AG	252	980
Lindt & Spruengli AG Regular	15	935
Barry Callebaut AG	738	907
Aryzta AG	9,516	861
Swiss Life Holding AG	3,617	836
Schindler Holding AG	5,497	822
Kuehne & Nagel International AG	5,445	726
* Dufry AG	4,058	695
Lonza Group AG	5,896	654
Partners Group Holding AG	2,543	637
Baloise Holding AG	5,264	634
Swatch Group AG (Registered)	6,066	607
Lindt & Spruengli AG	115	597
Swiss Prime Site AG	6,963	553
Clariant AG	28,446	530
Galenica AG	562	506
BB Biotech AG	2,670	463
Schindler Holding AG (Registered)	2,896	429
Sulzer AG	3,143	416
EMS-Chemie Holding AG	903	389
Nobel Biocare Holding AG	21,430	376
* ams AG	10,465	373
PSP Swiss Property AG	4,165	368
Georg Fischer AG	527	348
Temenos Group AG	9,179	328
GAM Holding AG	18,056	327
Helvetia Holding AG	641	312
Forbo Holding AG	312	305
Bucher Industries AG	989	297
Allreal Holding AG	2,075	284
Pargesa Holding SA	3,234	274
OC Oerlikon Corp. AG	20,163	272
Logitech International SA	18,407	270
Transocean Ltd. (XNYS)	5,627	227
Flughafen Zuerich AG	364	227
Mobimo Holding AG	1,069	217
Burckhardt Compression Holding AG	416	217
DKSH Holding AG	2,931	211
Panalpina Welttransport Holding AG	1,420	193
Kaba Holding AG Class B	398	193
Straumann Holding AG	697	164

Vontobel Holding AG	4,312	154
* Meyer Burger Technology AG	12,887	152
Belimo Holding AG	57	151
* Cembra Money Bank AG	2,618	149
EFG International AG	12,367	148
Valiant Holding AG	1,213	115
* Schmolz & Bickenbach AG	75,992	115
Kudelski SA	6,259	106
Autoneum Holding AG	583	100
Banque Cantonale Vaudoise	177	94
Rieter Holding AG	403	93
Tecan Group AG	810	92
Schweiter Technologies AG	125	87
Implenia AG	1,385	82
Gategroup Holding AG	3,127	79
Swissquote Group Holding SA	2,287	75
St. Galler Kantonalbank AG	191	73
Kuoni Reisen Holding AG	210	71
Schweizerische National-Versicherungs-Gesellschaft AG	755	67
Basler Kantonalbank	852	64
Daetwyler Holding AG	450	63
Valora Holding AG	249	60
Huber & Suhner AG	1,157	57
VZ Holding AG	293	50
Emmi AG	140	48
Ascom Holding AG	3,260	48
* Basilea Pharmaceutica	412	44
AFG Arbonia-Forster Holding AG	1,538	42
BKW AG	807	29
Zehnder Group AG	534	21
		161,653
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,895,000	7,598
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	260,172	5,203
Hon Hai Precision Industry Co. Ltd.	1,432,381	4,908
MediaTek Inc.	185,086	2,864
Chunghwa Telecom Co. Ltd. ADR	63,006	1,907
Delta Electronics Inc.	246,641	1,676
Cathay Financial Holding Co. Ltd.	972,549	1,618
Nan Ya Plastics Corp.	692,423	1,609
Formosa Plastics Corp.	619,873	1,588
Fubon Financial Holding Co. Ltd.	926,880	1,455
Formosa Chemicals & Fibre Corp.	557,283	1,356
* Advanced Semiconductor Engineering Inc. ADR	214,513	1,285
* China Steel Corp.	1,486,657	1,282
CTBC Financial Holding Co. Ltd.	1,805,071	1,263
Mega Financial Holding Co. Ltd.	1,264,557	1,111
Uni-President Enterprises Corp.	518,535	987
Asustek Computer Inc.	88,169	932
Largan Precision Co. Ltd.	12,020	923
Quanta Computer Inc.	325,450	909
Catcher Technology Co. Ltd.	87,310	714
AU Optronics Corp. ADR	153,818	680
Hotai Motor Co. Ltd.	52,000	673
Chunghwa Telecom Co. Ltd.	219,000	668
Yuanta Financial Holding Co. Ltd.	1,179,990	655
President Chain Store Corp.	80,952	644

United Microelectronics Corp.	1,373,180	633
Taiwan Mobile Co. Ltd.	202,800	621
Formosa Petrochemical Corp.	234,140	597
China Development Financial Holding Corp.	1,784,580	590
Cheng Shin Rubber Industry Co. Ltd.	229,379	575
* Inotera Memories Inc.	327,000	559
Taiwan Cement Corp.	361,210	538
First Financial Holding Co. Ltd.	769,381	523
E.Sun Financial Holding Co. Ltd.	763,539	508
Innolux Corp.	1,063,885	502
Hua Nan Financial Holdings Co. Ltd.	763,739	491
Siliconware Precision Industries Co.	359,030	490
Far Eastern New Century Corp.	434,449	485
Lite-On Technology Corp.	283,109	475
Compal Electronics Inc.	503,323	463
* HTC Corp.	105,491	460
Taishin Financial Holding Co. Ltd.	841,153	449
Far EasTone Telecommunications Co. Ltd.	210,000	436
* Highwealth Construction Corp.	183,200	421
SinoPac Financial Holdings Co. Ltd.	892,964	419
* Taiwan Business Bank	1,256,705	400
Taiwan Cooperative Financial Holding Co. Ltd.	670,563	399
Pou Chen Corp.	331,524	371
Asia Cement Corp.	256,142	356
Pegatron Corp.	185,954	352
Novatek Microelectronics Corp.	69,025	349
Foxconn Technology Co. Ltd.	140,456	347
Chailease Holding Co. Ltd.	132,550	346
Clevo Co.	182,628	336
Teco Electric and Machinery Co. Ltd.	258,000	327
Inventec Corp.	366,554	326
Syncmold Enterprise Corp.	132,000	305
Ruentex Industries Ltd.	118,268	298
CTCI Corp.	179,000	296
China Life Insurance Co. Ltd.	305,966	292
* WPG Holdings Ltd.	218,000	289
Giant Manufacturing Co. Ltd.	31,881	262
Hiwin Technologies Corp.	24,304	261
Advantech Co. Ltd.	33,216	258
Shin Kong Financial Holding Co. Ltd.	766,645	255
Wistron Corp.	264,604	253
Hermes Microvision Inc.	6,493	252
* Acer Inc.	313,583	249
Wei Chuan Foods Corp.	152,000	243
* Ta Chong Bank Ltd.	739,578	238
Eclat Textile Co. Ltd.	21,340	237
AU Optronics Corp.	520,000	234
TSRC Corp.	155,925	231
Chang Hwa Commercial Bank	351,629	230
Radiant Opto-Electronics Corp.	53,314	221
Merida Industry Co. Ltd.	28,000	219
Epistar Corp.	99,000	216
Phison Electronics Corp.	29,000	213
* Coretronic Corp.	179,000	212
Powertech Technology Inc.	126,000	210
Simplo Technology Co. Ltd.	37,400	203
Synnex Technology International Corp.	129,189	202

Airtac International Group	21,000	197
Asia Pacific Telecom Co. Ltd.	331,152	195
Far Eastern Department Stores Ltd.	186,388	189
TPK Holding Co. Ltd.	29,958	188
* Nan Ya Printed Circuit Board Corp.	121,000	188
Realtek Semiconductor Corp.	58,420	185
* Advanced Semiconductor Engineering Inc.	155,000	184
Ruentex Development Co. Ltd.	99,860	179
Depo Auto Parts Ind Co. Ltd.	45,000	177
Gigabyte Technology Co. Ltd.	124,000	170
Chicony Electronics Co. Ltd.	60,905	169
Nan Kang Rubber Tire Co. Ltd.	144,493	168
Huaku Development Co. Ltd.	65,000	154
* Medigen Biotechnology Corp.	14,000	151
Yulon Motor Co. Ltd.	91,000	148
* Walsin Lihwa Corp.	395,000	147
St. Shine Optical Co. Ltd.	7,000	146
Kenda Rubber Industrial Co. Ltd.	63,440	145
Yageo Corp.	214,200	145
Greatek Electronics Inc.	112,000	144
Taiwan Fertilizer Co. Ltd.	69,000	140
Tainan Spinning Co. Ltd.	212,000	139
Tripod Technology Corp.	73,000	138
Wistron NeWeb Corp.	51,000	138
Vanguard International Semiconductor Corp.	96,000	137
YFY Inc.	287,000	134
King Slide Works Co. Ltd.	10,000	132
Taiwan Glass Industry Corp.	150,354	132
Transcend Information Inc.	38,000	130
Ta Ya Electric Wire & Cable	528,000	129
Unimicron Technology Corp.	151,000	127
Firich Enterprises Co. Ltd.	22,989	126
Kinsus Interconnect Technology Corp.	30,000	124
* Eternal Materials Co. Ltd.	106,000	123
* D-Link Corp.	172,000	123
* Taiwan Secom Co. Ltd.	45,000	121
Formosa Taffeta Co. Ltd.	108,000	119
* Macronix International	461,432	119
Micro-Star International Co. Ltd.	77,000	118
* Winbond Electronics Corp.	327,000	118
* Topco Scientific Co. Ltd.	57,114	117
Holtek Semiconductor Inc.	60,000	117
Chipbond Technology Corp.	72,000	116
China Steel Chemical Corp.	18,000	114
President Securities Corp.	198,000	112
Richtek Technology Corp.	19,000	110
* CMC Magnetics Corp.	696,000	109
* Standard Foods Corp.	37,950	108
Senao International Co. Ltd.	49,000	108
Lung Yen Life Service Corp.	38,000	107
* Zhen Ding Technology Holding Ltd.	35,700	107
Chin-Poon Industrial Co. Ltd.	59,000	106
Cathay Real Estate Development Co. Ltd.	186,000	105
MIN AIK Technology Co. Ltd.	18,000	105
Everlight Electronics Co. Ltd.	46,000	104
Far Eastern International Bank	273,867	103
FLEXium Interconnect Inc.	38,000	102

* Everlight Chemical Industrial Corp.	84,000	100
Great China Metal Industry	86,000	99
Chroma ATE Inc.	37,000	98
Kinik Co.	36,000	97
Yungtay Engineering Co. Ltd.	38,000	97
* Tung Ho Steel Enterprise Corp.	110,000	96
Sino-American Silicon Products Inc.	55,000	94
* Taiwan Sogo Shin Kong SEC	65,000	91
King Yuan Electronics Co. Ltd.	111,000	91
Neo Solar Power Corp.	91,000	90
Merry Electronics Co. Ltd.	17,850	89
Parade Technologies Ltd.	7,000	88
* Capital Securities Corp.	232,000	88
Feng Hsin Iron & Steel Co.	63,000	87
Win Semiconductors Corp.	98,000	86
Waterland Financial Holdings Co. Ltd.	266,903	86
Grand Pacific Petrochemical	146,000	85
Great Taipei Gas Co. Ltd.	103,000	85
King's Town Bank	84,000	85
Taichung Commercial Bank	229,515	83
* HannStar Display Corp.	211,000	82
* Evergreen Marine Corp. Taiwan Ltd.	142,000	81
Makalot Industrial Co. Ltd.	16,000	81
Shinkong Synthetic Fibers Corp.	217,000	80
Compeq Manufacturing Co. Ltd.	135,000	80
Ton Yi Industrial Corp.	86,000	80
Wowprime Corp.	5,665	78
Oriental Union Chemical Corp.	78,000	78
China Synthetic Rubber Corp.	79,000	78
China Petrochemical Development Corp.	190,350	77
Sanyang Industry Co. Ltd.	80,000	77
Pixart Imaging Inc.	27,000	77
Cheng Loong Corp.	185,000	76
U-Ming Marine Transport Corp.	48,000	76
Jih Sun Financial Holdings Co. Ltd.	250,435	75
China Motor Corp.	78,000	75
* Qisda Corp.	152,000	75
Elan Microelectronics Corp.	46,000	75
* Wan Hai Lines Ltd.	141,000	74
AV Tech Corp.	32,000	74
Tong Hsing Electronic Industries Ltd.	14,000	73
USI Corp.	114,000	73
Ginko International Co. Ltd.	5,000	72
* PChome Online Inc.	7,000	72
Huang Hsiang Construction Co.	55,000	72
Asia Vital Components Co. Ltd.	90,000	71
* Feng TAY Enterprise Co. Ltd.	24,758	71
Cheng Uei Precision Industry Co. Ltd.	38,000	71
* Altek Corp.	88,000	70
AcBel Polytech Inc.	43,000	69
Casetek Holdings Ltd.	12,000	69
* China Airlines Ltd.	203,000	69
United Microelectronics Corp. ADR	31,200	68
* Mosel Vitelic Inc.	227,000	68
Kerry TJ Logistics Co. Ltd.	51,000	68
Great Wall Enterprise Co. Ltd.	57,000	68
* Tatung Co. Ltd.	200,000	66

* Wintek Corp.	175,000	66
* Yang Ming Marine Transport Corp.	156,000	65
* FocalTech Corp. Ltd.	8,000	64
Taiwan Hon Chuan Enterprise Co. Ltd.	31,000	64
* Etron Technology Inc.	127,000	64
TTY Biopharm Co. Ltd.	23,000	62
Chlitina Holding Ltd.	8,400	62
Namchow Chemical Industrial Co. Ltd.	27,000	62
A-DATA Technology Co. Ltd.	26,000	62
Career Technology MFG. Co. Ltd.	46,000	61
Radium Life Tech Co. Ltd.	84,000	60
Prince Housing & Development Corp.	135,000	60
Tong Yang Industry Co. Ltd.	49,000	60
International Games System Co. Ltd.	12,000	60
ScinoPharm Taiwan Ltd.	25,000	60
Formosa International Hotels Corp.	5,000	59
Gourmet Master Co. Ltd.	7,000	59
* Kinpo Electronics	138,000	59
Cleanaway Co. Ltd.	10,000	58
* China Man-Made Fiber Corp.	159,000	58
Chong Hong Construction Co.	21,000	57
Lien Hwa Industrial Corp.	79,000	57
Formosan Rubber Group Inc.	59,000	56
Mitac Holdings Corp.	67,000	56
* Shining Building Business Co. Ltd.	62,000	56
China Bills Finance Corp.	150,000	56
LCY Chemical Corp.	67,000	56
TA Chen Stainless Pipe	84,000	55
* AmTRAN Technology Co. Ltd.	74,000	55
Flytech Technology Co. Ltd.	12,000	55
YungShin Global Holding Corp.	28,000	54
Lotes Co. Ltd.	14,000	54
Faraday Technology Corp.	43,000	54
Ardentec Corp.	63,000	54
UPC Technology Corp.	123,000	54
Weltrend Semiconductor	52,000	54
* Chung Hwa Pulp Corp.	169,000	53
Sercomm Corp.	23,000	53
* San Shing Fastech Corp.	18,000	53
* Taiwan Styrene Monomer	89,000	52
Green Seal Holding Ltd.	8,800	51
* Goldsun Development & Construction Co. Ltd.	144,000	51
* E Ink Holdings Inc.	79,000	50
* PharmaEngine Inc.	6,000	50
Evergreen International Storage & Transport Corp.	75,000	49
Soft-World International Corp.	16,000	49
Taiwan Semiconductor Co. Ltd.	41,000	48
Shin Zu Shing Co. Ltd.	19,000	48
Motech Industries Inc.	36,000	48
Jentech Precision Industrial Co. Ltd.	16,000	47
Hey Song Corp.	43,500	47
Ho Tung Chemical Corp.	106,000	46
Farglory Land Development Co. Ltd.	33,000	46
* Via Technologies Inc.	60,000	45
* G Tech Optoelectronics Corp.	38,000	45
Taiwan Paiho Ltd.	34,000	45
* Ritek Corp.	296,000	44

Nan Liu Enterprise Co. Ltd.	9,000	44
Kingdom Construction Co.	45,000	43
CyberTAN Technology Inc.	44,000	43
Unity Opto Technology Co. Ltd.	38,000	43
Elite Semiconductor Memory Technology Inc.	27,000	43
IEI Integration Corp.	23,000	42
* Gintech Energy Corp.	46,000	42
Toung Loong Textile Manufacturing	14,000	42
* Eva Airways Corp.	83,323	41
Taiwan TEA Corp.	59,000	41
* Taiwan Liposome Co. Ltd.	5,000	41
Poya Co. Ltd.	6,997	41
Aten International Co. Ltd.	15,000	40
Universal Cement Corp.	40,642	39
* Gigasolar Materials Corp.	2,000	37
GeoVision Inc.	8,800	36
* Gigastorage Corp.	34,000	34
* Vivotek Inc.	8,000	32
Long Bon International Co. Ltd.	44,000	32
* Genius Electronic Optical Co. Ltd.	8,714	27
* O-TA Precision Industry Co. Ltd.	37,000	24
ENG Electric Co. Ltd.	3,000	2
* Makalot Industrial Co. Ltd. Rights Exp. 8/13/2014	1,407	2
		81,310
Thailand (0.3%)
Kasikornbank PCL (Foreign)	150,191	984
Advanced Info Service PCL (Foreign)	141,600	906
Electricity Generating PCL (Foreign)	158,700	715
* PTT PCL	71,700	710
Siam Commercial Bank PCL (Foreign)	110,800	665
Airports of Thailand PCL (Foreign)	75,200	490
CP ALL PCL (Foreign)	373,900	487
Siam Cement PCL (Foreign)	34,000	453
PTT Exploration & Production PCL (Foreign)	88,981	447
* Siam Commercial Bank PCL (Local)	77,800	428
* PTT Exploration and Production PCL (Local)	72,800	367
PTT PCL (Foreign)	31,700	314
Central Pattana PCL	208,800	299
TMB Bank PCL	3,532,900	296
Bangkok Bank PCL (Foreign)	47,798	291
Intouch NVDR	135,496	287
* Big C Supercenter PCL	39,300	282
* Indorama Ventures PCL	332,500	270
* Bank of Ayudhya PCL (Local)	142,515	227
Pruksa Real Estate PCL	210,700	222
* Thaicom PCL	198,000	217
Krung Thai Bank PCL (Foreign)	326,975	216
* Thoresen Thai Agencies PCL (Foreign)	394,214	214
* Charoen Pokphand Foods PCL	255,900	212
Thai Union Frozen Products PCL (Foreign)	101,220	205
PTT Global Chemical PCL (Foreign)	98,515	204
Bangkok Expressway PCL (Foreign)	171,800	199
Total Access Communication PCL (Foreign)	62,700	198
* PTT Global Chemical PCL (Local)	92,500	188
Thai Oil PCL (Foreign)	112,700	181
^ Home Product Center PCL	564,665	180
* CP ALL PCL (Local)	121,500	174

* True Corp. PCL	593,200	174
BEC World PCL (Foreign)	110,700	170
BTS Group Holdings PCL	604,800	160
* Bumrungrad Hospital PCL	42,500	159
* Minor International PCL	156,600	157
* Land and Houses PCL	508,200	148
* Samart Corp. PCL	197,200	138
* Banpu PCL (Local)	131,700	127
* Cal-Comp Electronics Thailand PCL	1,286,168	122
IRPC PCL (Foreign)	1,079,400	112
* Robinson Department Store PCL	59,400	108
* Delta Electronics Thailand PCL	51,800	100
* Glow Energy PCL	37,300	98
* Bangkok Expressway PCL	82,800	96
* Bangkok Dusit Medical Services PCL (Foreign)	176,000	93
* Precious Shipping PCL	125,400	93
Kiatnakin Bank PCL	74,800	92
* Jasmine International PCL	387,200	90
* BTS Rail Mass Transit Growth Infrastructure Fund	274,600	88
* Siam City Cement PCL (Local)	6,216	85
* Bangkok Dusit Medical Services PCL	156,500	82
* Total Access Communication PCL (Local)	25,400	81
* Intouch Holdings PCL	37,900	80
Charoen Pokphand Foods PCL (Foreign)	100,400	80
* Hana Microelectronics PCL	64,600	74
* Sino-Thai Engineering & Construction PCL	99,100	73
* Bangkok Life Assurance PCL	24,600	71
LPN Development PCL	102,800	70
CPN Retail Growth Leasehold Property Fund	120,200	65
* Siam Global House PCL	161,800	64
* Ratchaburi Electricity Generating Holding PCL (Local)	35,300	59
* Central Plaza Hotel PCL	50,100	59
* VGI Global Media PCL	142,900	57
* Hemaraj Land and Development PCL	498,500	57
* Thanachart Capital PCL	50,100	55
* Tisco Financial Group PCL	40,100	52
Siam City Cement PCL (Foreign)	3,800	52
* Berli Jucker PCL	27,600	48
* Thai Airways International PCL (Foreign)	104,374	42
Delta Electronics Thai PCL (Foreign)	14,200	27
Bank of Ayudhya PCL	15,394	25
* True Corp. PCL Rights Exp. 8/28/2014	230,592	22
* IRPC PCL	129,200	14
* Thoresen Thai Agencies PCL	13,200	8
		15,255
Turkey (0.2%)
Turkiye Garanti Bankasi AS	251,146	1,034
Turkiye Halk Bankasi AS	126,198	950
Akbank TAS	184,512	732
* Turkcell Iletisim Hizmetleri AS	98,059	641
BIM Birlesik Magazalar AS	25,438	602
Haci Omer Sabanci Holding AS (Bearer)	100,154	467
Turkiye Is Bankasi	151,859	424
* Ford Otomotiv Sanayi AS	27,191	372
Is Gayrimenkul Yatirim Ortakligi AS	560,789	369
Tupras Turkiye Petrol Rafinerileri AS	14,269	349
Eregli Demir ve Celik Fabrikalari TAS	148,519	313

KOC Holding AS	53,803	282
Turkiye Vakiflar Bankasi Tao	120,115	282
* Anadolu Efes Biracilik Ve Malt Sanayii AS	22,581	274
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	205,189	266
Coca-Cola Icecek AS	10,490	263
* Vestel Elektronik Sanayi ve Ticaret AS	122,946	220
Aksigorta AS	132,563	180
* Sekerbank TAS	191,632	168
Yapi ve Kredi Bankasi AS	73,367	167
TAV Havalimanlari Holding AS	18,890	155
Enka Insaat ve Sanayi AS	56,983	149
* Turk Hava Yollari	48,695	146
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	116,548	126
Ulker Biskuvi Sanayi AS	16,128	125
Turk Telekomunikasyon AS	41,512	124
* Dogan Sirketler Grubu Holding AS	292,447	110
* Zorlu Enerji Elektrik Uretim AS	199,200	109
Arcelik AS	15,365	97
Turkiye Sise ve Cam Fabrikalari AS	55,657	81
Turkiye Sinai Kalkinma Bankasi AS	82,153	73
Tofas Turk Otomobil Fabrikasi AS	11,752	73
Petkim Petrokimya Holding AS	45,663	73
* Asya Katilim Bankasi AS	120,852	68
* Pegasus Hava Tasimaciligi AS	4,428	52
Aygaz AS	12,065	52
Koza Altin Isletmeleri AS	3,153	33
Vakif Gayrimenkul Yatirim Ortakligi AS	18,954	26
		10,027
United Arab Emirates (0.1%)
Emaar Properties PJSC	429,909	1,139
First Gulf Bank PJSC	108,364	535
* Arabtec Holding Co.	363,594	417
DP World Ltd.	20,224	400
Aldar Properties PJSC	349,660	357
Dubai Investments PJSC	287,396	275
Union National Bank PJSC	111,686	200
* Drake & Scull International	459,669	183
Dubai Financial Market	153,345	141
Dubai Islamic Bank PJSC	52,111	109
Al Waha Capital PJSC	106,865	91
National Central Cooling Co. PJSC	134,628	64
* Dana Gas PJSC	316,079	62
* Islamic Arab Insurance Co.	275,587	60
Eshraq Properties Co. PJSC	136,850	51
Air Arabia PJSC	133,811	50
RAK Properties PJSC	168,932	47
Aramex PJSC	1,000	1
		4,182
United Kingdom (7.7%)
HSBC Holdings plc	2,450,302	26,270
Royal Dutch Shell plc Class A	505,270	20,775
BP plc	2,351,713	19,152
GlaxoSmithKline plc	621,800	14,985
British American Tobacco plc	241,012	14,119
Royal Dutch Shell plc Class B	317,714	13,681
AstraZeneca plc	162,187	11,842

Vodafone Group plc	3,398,231	11,316
Diageo plc	321,046	9,642
BHP Billiton plc	267,426	9,122
Rio Tinto plc	159,416	9,111
BG Group plc	436,478	8,607
* Lloyds Banking Group plc	6,885,563	8,584
Barclays plc	2,110,798	8,001
Glencore plc	1,232,992	7,451
Prudential plc	322,301	7,408
Reckitt Benckiser Group plc	82,665	7,297
SABMiller plc	130,691	7,116
National Grid plc	477,710	6,804
Unilever plc	154,531	6,677
BT Group plc	1,012,356	6,628
Shire plc	73,678	6,064
Standard Chartered plc	263,786	5,470
Imperial Tobacco Group plc	123,361	5,341
Anglo American plc London Shares	166,762	4,479
Tesco plc	1,025,374	4,449
* Compass Group plc	259,102	4,222
Rolls-Royce Holdings plc	240,634	4,201
Reed Elsevier plc	225,546	3,626
Centrica plc	636,505	3,316
WPP plc	164,342	3,271
Aviva plc	372,591	3,153
SSE plc	121,161	2,976
Legal & General Group plc	745,305	2,940
BAE Systems plc	395,682	2,852
ARM Holdings plc	180,349	2,568
Next plc	22,274	2,542
CRH plc	98,357	2,289
Experian plc	125,959	2,155
Associated British Foods plc	43,210	2,023
Old Mutual plc	589,474	1,939
Pearson plc	100,783	1,939
Land Securities Group plc	110,267	1,935
Smith & Nephew plc	109,163	1,879
British Sky Broadcasting Group plc	125,417	1,856
Standard Life plc	289,040	1,821
Burberry Group plc	74,083	1,762
InterContinental Hotels Group plc	41,631	1,689
Wolseley plc	31,644	1,647
ITV plc	466,747	1,638
* Royal Bank of Scotland Group plc	271,952	1,621
Capita plc	79,649	1,613
Whitbread plc	21,279	1,541
British Land Co. plc	129,980	1,538
Weir Group plc	35,240	1,521
Kingfisher plc	294,390	1,487
Marks & Spencer Group plc	202,013	1,462
Tullow Oil plc	116,767	1,432
Johnson Matthey plc	25,342	1,263
United Utilities Group plc	83,803	1,256
GKN plc	214,758	1,236
IMI plc	47,325	1,129
Smiths Group plc	51,367	1,102
Babcock International Group plc	59,081	1,092

Aberdeen Asset Management plc	153,791	1,068
Bunzl plc	39,765	1,066
Investec plc	118,550	1,025
Randgold Resources Ltd.	11,755	1,012
Severn Trent plc	29,739	970
* RSA Insurance Group plc	125,308	969
Friends Life Group Ltd.	172,358	964
J Sainsbury plc	176,900	932
Ashtead Group plc	61,342	920
DCC plc	15,960	911
Intertek Group plc	20,334	878
Direct Line Insurance Group plc	181,027	869
Travis Perkins plc	29,630	834
* Aggreko plc	28,528	826
Meggitt plc	96,421	826
Sage Group plc	129,673	805
Hammerson plc	79,609	805
Carnival plc	21,744	783
WM Morrison Supermarkets plc	273,640	777
London Stock Exchange Group plc	23,770	775
Persimmon plc	36,617	771
G4S plc	182,115	771
Mondi plc	43,966	770
Rexam plc	89,713	756
St. James's Place plc	60,900	744
Taylor Wimpey plc	387,309	724
3i Group plc	113,787	723
AMEC plc	36,595	701
Barratt Developments plc	117,714	691
Kier Group plc	23,276	686
William Hill plc	108,508	643
Howden Joinery Group plc	112,047	640
* International Consolidated Airlines Group SA (London Shares)	113,107	629
Berkeley Group Holdings plc	15,136	623
Croda International plc	17,434	617
Inmarsat plc	50,051	614
Admiral Group plc	24,466	600
Cobham plc	121,350	599
Pennon Group plc	43,434	596
Provident Financial plc	16,582	593
Antofagasta plc	43,251	589
Tate & Lyle plc	55,968	588
Schroders plc (Voting Shares)	14,487	582
Petrofac Ltd.	31,407	579
Inchcape plc	52,560	568
Royal Mail plc	80,058	562
Melrose Industries plc	126,426	560
* Informa plc	66,915	549
Coca-Cola HBC AG	23,310	546
Drax Group plc	46,000	541
Millennium & Copthorne Hotels plc	54,700	540
DS Smith plc	122,259	539
John Wood Group plc	41,967	529
Man Group plc	260,277	520
easyJet plc	23,853	520
Fresnillo plc	33,242	520
Intu Properties plc	90,034	498

	Rotork plc	10,676	497
	Hikma Pharmaceuticals plc	16,204	491
	Capital & Counties Properties plc	89,608	484
	Henderson Group plc	117,741	481
	Hargreaves Lansdown plc	27,390	472
	Rightmove plc	12,320	472
	Greene King plc	33,392	464
	Derwent London plc	10,292	463
	Segro plc	74,589	449
	SIG plc	158,243	446
	Daily Mail & General Trust plc	31,160	439
	Britvic plc	37,092	438
	Spectris plc	13,590	437
*	BTG plc	42,683	436
	Amlin plc	56,611	435
*	Hiscox Ltd.	37,938	431
	ICAP plc	72,594	425
	Synergy Health plc	18,456	424
	Bellway plc	15,860	403
	Serco Group plc	65,966	403
	Spirax-Sarco Engineering plc	8,739	400
	Bovis Homes Group plc	30,538	392
	Close Brothers Group plc	18,314	391
	TalkTalk Telecom Group plc	73,698	391
	IG Group Holdings plc	37,899	389
	Halma plc	40,509	384
	TUI Travel plc	62,295	380
	Catlin Group Ltd.	44,607	378
	Restaurant Group plc	36,332	376
	Rentokil Initial plc	187,979	375
*	Dixons Retail plc	430,229	374
*	Sports Direct International plc	33,043	371
	Great Portland Estates plc	34,447	370
*,2 Merlin Entertainments plc		60,998	364
	Balfour Beatty plc	88,157	354
*	Thomas Cook Group plc	170,551	351
	Booker Group plc	162,982	343
	Essentra plc	26,219	340
	International Personal Finance plc	35,699	332
	Michael Page International plc	45,775	329
	Phoenix Group Holdings	27,818	328
	Premier Oil plc	59,940	325
*	Ocado Group plc	57,278	324
	Hays plc	156,655	321
	Dunelm Group plc	22,807	320
*	Cairn Energy plc	106,841	317
	Grainger plc	86,141	312
	Intermediate Capital Group plc	45,723	310
	WH Smith plc	16,168	308
	N Brown Group plc	41,889	304
	Shaftesbury plc	26,653	304
	Berendsen plc	16,828	297
	Telecity Group plc	21,691	290
	UBM plc	27,705	289
	Jupiter Fund Management plc	44,853	288
	Stagecoach Group plc	47,528	284
	BBA Aviation plc	52,368	281

* Genel Energy plc	16,557	279
Jardine Lloyd Thompson Group plc	16,078	278
Alent plc	48,998	277
* Firstgroup plc	128,372	273
Ashmore Group plc	45,331	269
AVEVA Group plc	7,986	269
* Polyus Gold International Ltd.	84,833	265
* Afren plc	141,140	262
Carillion plc	46,363	261
Home Retail Group plc	90,504	253
Regus plc	83,682	245
Victrex plc	9,047	244
Bodycote plc	20,578	241
Elementis plc	52,300	238
Greencore Group plc	52,958	236
WS Atkins plc	10,499	235
Galliford Try plc	10,822	232
* Mitchells & Butlers plc	36,759	231
Ultra Electronics Holdings plc	7,724	230
Pace plc	42,726	230
Beazley plc	55,859	229
Ladbrokes plc	102,664	228
Halfords Group plc	28,183	227
Polymetal International plc	26,563	226
National Express Group plc	51,147	225
Electrocomponents plc	55,859	224
Carphone Warehouse Group plc	39,641	223
Hunting plc	14,924	218
Cable & Wireless Communications plc	276,057	218
* Ophir Energy plc	59,526	216
Soco International plc	29,740	215
Playtech plc	20,709	214
Grafton Group plc	21,670	210
Micro Focus International plc	14,315	205
Oxford Instruments plc	9,640	204
Lancashire Holdings Ltd.	19,740	204
* Lonmin plc	53,018	203
Vesuvius plc	25,859	202
Fidessa Group plc	5,613	198
Fenner plc	33,918	195
QinetiQ Group plc	55,532	194
* EnQuest plc	82,313	188
Go-Ahead Group plc	5,060	188
Domino's Pizza Group plc	20,321	187
RPC Group plc	18,763	185
esure Group plc	42,145	184
Cineworld Group plc	32,910	179
Countrywide plc	20,425	179
Bwin.Party Digital Entertainment plc	123,400	178
Vedanta Resources plc	10,069	178
Senior plc	38,907	172
Rathbone Brothers plc	4,992	171
* SVG Capital plc	24,079	170
Betfair Group plc	9,568	168
CSR plc	18,442	164
* Enterprise Inns plc	77,242	163
Brewin Dolphin Holdings plc	32,202	162

Domino Printing Sciences plc	15,644	162
Telecom Plus plc	6,794	159
Kentz Corp. Ltd.	10,145	159
J D Wetherspoon plc	12,487	156
Debenhams plc	136,878	152
* Centamin plc	123,349	150
HomeServe plc	29,628	150
Genus plc	8,465	149
* Kazakhmys plc	27,027	148
Evraz plc	90,203	145
Paragon Group of Cos. plc	25,031	145
Keller Group plc	9,790	143
Hansteen Holdings plc	77,983	139
Moneysupermarket.com Group plc	44,055	138
Mitie Group plc	26,792	138
Big Yellow Group plc	16,278	138
Dechra Pharmaceuticals plc	11,624	136
Crest Nicholson Holdings plc	22,593	134
Schroders plc	4,253	133
Spirent Communications plc	76,600	133
Darty plc	98,754	133
Interserve plc	12,304	132
Diploma plc	12,113	131
Tullett Prebon plc	30,745	128
African Barrick Gold plc	29,009	128
* Petra Diamonds Ltd.	37,485	126
Marston's plc	51,234	124
* Kenmare Resources plc	504,619	123
De La Rue plc	9,966	123
Renishaw plc	3,903	122
UNITE Group plc	17,782	122
Premier Farnell plc	39,658	121
UDG Healthcare plc	19,761	118
Devro plc	27,493	118
Morgan Advanced Materials plc	21,868	115
APR Energy plc	11,811	114
ST Modwen Properties plc	17,840	112
Northgate plc	13,289	110
Laird plc	22,705	110
Bank of Georgia Holdings plc	2,664	109
Dignity plc	4,500	105
Savills plc	10,292	103
Stobart Group Ltd.	48,087	102
F&C Commercial Property Trust Ltd.	48,866	101
Entertainment One Ltd.	17,460	101
RPS Group plc	23,055	99
ITE Group plc	28,758	97
Kcom Group plc	57,194	97
Computacenter plc	9,406	96
Xchanging plc	32,346	96
Cranswick plc	4,310	92
* Lamprell plc	34,894	89
Synthomer plc	24,373	87
Dairy Crest Group plc	12,322	87
Greggs plc	9,856	87
Foxtons Group plc	19,196	87
Al Noor Hospitals Group plc	5,003	86

Workspace Group plc	8,283	86
Redrow plc	20,744	86
Development Securities plc	24,222	85
* Salamander Energy plc	44,960	85
Londonmetric Property plc	33,406	79
* Colt Group SA	31,406	77
Xaar plc	8,202	76
* Imagination Technologies Group plc	25,120	75
Anglo Pacific Group plc	22,985	73
* Severfield plc	69,430	71
* Premier Foods plc	98,103	69
Mucklow A & J Group plc	9,200	68
888 Holdings plc	33,538	67
* Mothercare plc	16,476	67
Cape plc	13,478	64
Ted Baker plc	2,232	64
* Aquarius Platinum Ltd.	153,501	62
* SuperGroup plc	3,600	62
Spirit Pub Co. plc	46,178	57
* Hochschild Mining plc	20,486	56
Shanks Group plc	30,824	56
Redefine International PLC	63,876	55
Chemring Group plc	16,079	55
Morgan Sindall Group plc	3,985	54
Ferrexpo plc	23,306	53
* SDL plc	9,382	50
Connect Group plc	18,651	49
Helical Bar plc	8,261	48
Partnership Assurance Group plc	22,162	47
* Just Retirement Group plc	19,894	46
NMC Health plc	5,827	46
Chesnara plc	8,741	46
Speedy Hire plc	50,811	45
Asia Resource Minerals plc	5,875	7
		423,701
United States (49.0%)
Basic Materials (1.5%)
Dow Chemical Co.	150,246	7,673
EI du Pont de Nemours & Co.	117,122	7,532
LyondellBasell Industries NV Class A	56,460	5,999
Freeport-McMoRan Inc.	131,671	4,901
Praxair Inc.	37,247	4,773
Ecolab Inc.	33,117	3,594
Air Products & Chemicals Inc.	25,629	3,382
PPG Industries Inc.	16,723	3,317
International Paper Co.	55,790	2,650
Alcoa Inc.	147,557	2,418
Nucor Corp.	41,785	2,098
CF Industries Holdings Inc.	8,091	2,025
Mosaic Co.	42,050	1,939
Newmont Mining Corp.	64,334	1,603
Celanese Corp. Class A	25,041	1,458
Eastman Chemical Co.	18,052	1,422
Sigma-Aldrich Corp.	13,357	1,341
CONSOL Energy Inc.	29,297	1,137
FMC Corp.	15,678	1,023
International Flavors & Fragrances Inc.	8,909	900

Ashland Inc.	8,429	882
* WR Grace & Co.	9,400	855
Southern Copper Corp.	23,133	760
Airgas Inc.	6,337	678
Allegheny Technologies Inc.	16,843	634
United States Steel Corp.	17,631	590
Royal Gold Inc.	7,700	582
Rockwood Holdings Inc.	7,300	576
RPM International Inc.	12,800	566
Reliance Steel & Aluminum Co.	8,200	560
Albemarle Corp.	8,900	546
Domtar Corp.	15,000	539
Minerals Technologies Inc.	9,000	523
Peabody Energy Corp.	33,672	511
Steel Dynamics Inc.	22,700	481
Avery Dennison Corp.	10,030	474
PolyOne Corp.	11,900	452
Cliffs Natural Resources Inc.	25,773	450
Sensient Technologies Corp.	8,500	446
Huntsman Corp.	16,900	440
NewMarket Corp.	1,100	426
Westlake Chemical Corp.	4,400	385
Axiall Corp.	8,500	364
HB Fuller Co.	7,600	339
US Silica Holdings Inc.	6,000	337
Worthington Industries Inc.	8,500	325
Cytec Industries Inc.	3,200	323
Compass Minerals International Inc.	3,600	310
* Clearwater Paper Corp.	4,200	284
Cabot Corp.	5,200	272
* KapStone Paper and Packaging Corp.	8,200	244
Carpenter Technology Corp.	4,300	233
* Stillwater Mining Co.	12,200	218
Olin Corp.	8,100	215
* Chemtura Corp.	9,200	214
* Resolute Forest Products Inc.	12,800	197
* Polypore International Inc.	4,400	190
* AK Steel Holding Corp.	20,600	187
Kaiser Aluminum Corp.	2,400	185
Tronox Ltd. Class A	6,900	183
* Rayonier Advanced Materials Inc.	5,200	169
* Ferro Corp.	13,400	168
Balchem Corp.	3,300	165
* Century Aluminum Co.	7,800	147
Commercial Metals Co.	8,100	140
* SunCoke Energy Inc.	6,100	139
Globe Specialty Metals Inc.	6,700	127
* Coeur Mining Inc.	15,300	119
Innophos Holdings Inc.	1,700	103
* Cloud Peak Energy Inc.	6,600	102
* Calgon Carbon Corp.	4,600	98
* Alpha Natural Resources Inc.	28,490	97
A Schulman Inc.	2,300	91
Stepan Co.	1,800	87
PH Glatfelter Co.	3,600	86
* Kraton Performance Polymers Inc.	3,900	80
Deltic Timber Corp.	1,300	79

* Intrepid Potash Inc.	5,300	78
Innospec Inc.	1,900	76
Arch Coal Inc.	24,600	73
Hecla Mining Co.	22,712	72
OM Group Inc.	2,500	71
Koppers Holdings Inc.	1,900	68
* RTI International Metals Inc.	2,600	65
* Allied Nevada Gold Corp.	17,000	53
Tredegar Corp.	2,700	53
* Molycorp Inc.	22,800	48
Walter Energy Inc.	8,200	47
* Veritiv Corp.	1,032	41
Wausau Paper Corp.	3,800	38
		80,941
Consumer Goods (4.8%)
Procter & Gamble Co.	344,358	26,626
Coca-Cola Co.	533,217	20,950
PepsiCo Inc.	196,834	17,341
Philip Morris International Inc.	202,449	16,603
Altria Group Inc.	254,010	10,313
Ford Motor Co.	485,420	8,262
Colgate-Palmolive Co.	126,365	8,012
Mondelez International Inc. Class A	219,772	7,912
Monsanto Co.	65,886	7,451
NIKE Inc. Class B	72,525	5,594
General Motors Co.	164,918	5,578
Kimberly-Clark Corp.	51,324	5,331
Kraft Foods Group Inc.	75,973	4,071
Johnson Controls Inc.	83,525	3,946
General Mills Inc.	75,676	3,795
Archer-Daniels-Midland Co.	80,872	3,752
VF Corp.	48,963	3,000
Lorillard Inc.	45,042	2,724
BorgWarner Inc.	41,822	2,603
* Tesla Motors Inc.	11,207	2,503
Delphi Automotive plc	37,179	2,484
Keurig Green Mountain Inc.	19,520	2,328
Mead Johnson Nutrition Co.	25,292	2,313
Reynolds American Inc.	40,157	2,243
Autoliv Inc.	21,145	2,104
Estee Lauder Cos. Inc. Class A	27,400	2,013
Stanley Black & Decker Inc.	22,542	1,971
* Michael Kors Holdings Ltd.	23,100	1,882
Activision Blizzard Inc.	82,577	1,848
Kellogg Co.	30,112	1,802
Hershey Co.	19,964	1,760
Leggett & Platt Inc.	53,357	1,750
Hanesbrands Inc.	17,800	1,739
Harley-Davidson Inc.	27,508	1,701
* Constellation Brands Inc. Class A	19,847	1,652
* Electronic Arts Inc.	48,833	1,641
ConAgra Foods Inc.	52,656	1,587
Genuine Parts Co.	17,834	1,477
Mattel Inc.	40,804	1,445
* Under Armour Inc. Class A	21,600	1,442
Coach Inc.	40,610	1,403
* TRW Automotive Holdings Corp.	13,493	1,380

Coca-Cola Enterprises Inc.	30,140	1,370
Dr Pepper Snapple Group Inc.	23,173	1,362
Bunge Ltd.	17,156	1,353
Leucadia National Corp.	54,666	1,351
Brown-Forman Corp. Class B	15,564	1,349
Whirlpool Corp.	9,259	1,321
Tyson Foods Inc. Class A	34,798	1,295
Clorox Co.	14,604	1,269
* LKQ Corp.	46,400	1,214
JM Smucker Co.	11,781	1,174
Ralph Lauren Corp. Class A	7,259	1,131
Hillshire Brands Co.	17,813	1,118
Newell Rubbermaid Inc.	33,302	1,082
PVH Corp.	9,788	1,078
Molson Coors Brewing Co. Class B	15,654	1,057
* Monster Beverage Corp.	16,400	1,049
Polaris Industries Inc.	6,900	1,018
Church & Dwight Co. Inc.	14,296	918
McCormick & Co. Inc.	13,942	917
Campbell Soup Co.	21,563	897
* Mohawk Industries Inc.	7,125	889
Lear Corp.	9,371	882
Harman International Industries Inc.	8,012	870
Energizer Holdings Inc.	7,560	868
Scotts Miracle-Gro Co. Class A	16,109	857
* Jarden Corp.	14,450	808
Snap-on Inc.	6,400	769
* Tempur Sealy International Inc.	13,930	762
Goodyear Tire & Rubber Co.	30,200	760
DR Horton Inc.	36,390	753
Lennar Corp. Class A	20,643	748
Hormel Foods Corp.	16,175	732
Avon Products Inc.	55,025	726
PulteGroup Inc.	39,296	694
* WABCO Holdings Inc.	6,700	653
Hasbro Inc.	12,829	641
^ Herbalife Ltd.	12,200	639
* Toll Brothers Inc.	18,372	601
* WhiteWave Foods Co. Class A	20,122	599
* Kate Spade & Co.	15,600	590
* Fossil Group Inc.	5,800	568
Ingredion Inc.	7,700	567
* NVR Inc.	491	553
* Visteon Corp.	5,700	544
Flowers Foods Inc.	28,022	535
* Hain Celestial Group Inc.	6,000	513
Gentex Corp.	16,839	487
* Lululemon Athletica Inc.	12,300	473
* Standard Pacific Corp.	62,136	469
* Tenneco Inc.	7,000	446
Dana Holding Corp.	19,000	425
* Middleby Corp.	5,700	415
* Iconix Brand Group Inc.	9,500	401
* TreeHouse Foods Inc.	5,393	396
Nu Skin Enterprises Inc. Class A	6,600	387
Brunswick Corp.	9,600	387
* Deckers Outdoor Corp.	4,300	381

	Snyder's-Lance Inc.	15,217	378
	Carter's Inc.	4,800	367
	WD-40 Co.	5,200	347
	Tupperware Brands Corp.	4,700	342
*	Darling Ingredients Inc.	18,100	339
	Vector Group Ltd.	16,300	335
	Cooper Tire & Rubber Co.	11,400	329
	Wolverine World Wide Inc.	10,800	262
	Thor Industries Inc.	4,800	254
*	Skechers U.S.A. Inc. Class A	4,800	250
*	Post Holdings Inc.	5,523	248
*	Zynga Inc. Class A	83,851	245
	Fresh Del Monte Produce Inc.	8,100	243
*	Take-Two Interactive Software Inc.	10,000	224
	Lancaster Colony Corp.	2,500	218
	KB Home	13,000	212
*	Steven Madden Ltd.	6,650	212
	Andersons Inc.	3,750	203
	Pool Corp.	3,600	197
	Spectrum Brands Holdings Inc.	2,300	192
	Ryland Group Inc.	5,900	189
	Herman Miller Inc.	6,400	187
	Universal Corp.	3,600	187
*	Helen of Troy Ltd.	3,400	182
	Pinnacle Foods Inc.	6,000	181
*	Boston Beer Co. Inc. Class A	800	176
*	Meritage Homes Corp.	4,600	176
	Cosan Ltd.	13,600	164
	B&G Foods Inc.	5,800	163
*	Pilgrim's Pride Corp.	5,700	159
	Sanderson Farms Inc.	1,700	155
	Dean Foods Co.	9,950	152
	MDC Holdings Inc.	5,300	143
*	Select Comfort Corp.	6,800	137
*	Crocs Inc.	8,500	135
*	American Axle & Manufacturing Holdings Inc.	7,200	132
*	G-III Apparel Group Ltd.	1,700	132
*	Dorman Products Inc.	3,000	130
	Steelcase Inc. Class A	8,600	130
	HNI Corp.	3,600	127
*	Caesarstone Sdot-Yam Ltd.	2,900	126
*	Adecoagro SA	12,200	122
	Coty Inc. Class A	6,600	113
*	Tumi Holdings Inc.	5,300	112
	La-Z-Boy Inc.	5,100	107
*	TiVo Inc.	7,900	106
	Interface Inc. Class A	6,700	106
*,^ Seaboard Corp.		35	100
	Schweitzer-Mauduit International Inc.	2,400	98
	J&J Snack Foods Corp.	1,000	90
	Drew Industries Inc.	1,900	86
	Oxford Industries Inc.	1,400	83
*	Winnebago Industries Inc.	3,500	82
*	ACCO Brands Corp.	11,942	79
*	Diamond Foods Inc.	2,900	78
	Columbia Sportswear Co.	1,000	75
*	Modine Manufacturing Co.	5,400	74

*	Federal-Mogul Holdings Corp.	4,100	65
*	Blount International Inc.	5,000	65
	Cal-Maine Foods Inc.	900	64
	Briggs & Stratton Corp.	3,100	57
*,^ SodaStream International Ltd.		1,700	56
	Titan International Inc.	3,700	55
	Callaway Golf Co.	6,900	52
*	Elizabeth Arden Inc.	2,500	52
	Knoll Inc.	3,000	50
	Ethan Allen Interiors Inc.	2,000	46
*	USANA Health Sciences Inc.	700	45
*	Chiquita Brands International Inc.	4,200	40
*	Vera Bradley Inc.	1,800	36
*	Quiksilver Inc.	10,600	32
			263,329
Consumer Services (6.3%)
	Walt Disney Co.	220,364	18,925
	Wal-Mart Stores Inc.	209,026	15,380
*	Amazon.com Inc.	47,758	14,948
	Home Depot Inc.	175,375	14,179
	Comcast Corp. Class A	252,680	13,576
	McDonald's Corp.	125,194	11,838
	CVS Caremark Corp.	150,838	11,518
	Time Warner Inc.	111,893	9,289
*	Priceline Group Inc.	6,573	8,167
	Walgreen Co.	113,620	7,814
*	eBay Inc.	142,060	7,501
	Starbucks Corp.	91,482	7,106
	Costco Wholesale Corp.	55,574	6,532
	Lowe's Cos. Inc.	132,843	6,357
*	DIRECTV	70,663	6,081
	McKesson Corp.	28,630	5,493
	Twenty-First Century Fox Inc. Class A	164,892	5,224
	Time Warner Cable Inc.	35,022	5,082
	Target Corp.	81,897	4,880
	TJX Cos. Inc.	88,182	4,699
	Viacom Inc. Class B	53,004	4,382
	Yum! Brands Inc.	56,426	3,916
	Comcast Corp.	72,372	3,870
	Las Vegas Sands Corp.	50,657	3,741
	CBS Corp. Class B	63,084	3,585
*	Netflix Inc.	7,407	3,131
	Kroger Co.	60,446	2,961
	Cardinal Health Inc.	40,965	2,935
	Macy's Inc.	49,938	2,886
	Twenty-First Century Fox Inc.	91,011	2,881
*	Liberty Global plc	71,067	2,842
*	AutoZone Inc.	5,229	2,704
*	Chipotle Mexican Grill Inc. Class A	3,819	2,568
	Wynn Resorts Ltd.	12,017	2,562
	Sysco Corp.	70,529	2,517
	Omnicom Group Inc.	30,546	2,138
	AmerisourceBergen Corp. Class A	27,012	2,077
*	Dollar General Corp.	36,281	2,004
*	O'Reilly Automotive Inc.	12,901	1,935
	L Brands Inc.	31,954	1,852
	Carnival Corp.	51,140	1,852

Tiffany & Co.	18,761	1,831
* CarMax Inc.	36,546	1,784
Starwood Hotels & Resorts Worldwide Inc.	22,540	1,732
Nielsen NV	37,120	1,712
* DISH Network Corp. Class A	27,410	1,696
Kohl's Corp.	31,640	1,694
Marriott International Inc. Class A	25,638	1,659
* Bed Bath & Beyond Inc.	26,200	1,658
Ross Stores Inc.	25,710	1,656
Whole Foods Market Inc.	43,028	1,645
Nordstrom Inc.	22,945	1,588
* Hertz Global Holdings Inc.	55,105	1,555
Southwest Airlines Co.	54,015	1,528
* Liberty Interactive Corp. Class A	53,966	1,514
Delta Air Lines Inc.	37,265	1,396
* Charter Communications Inc. Class A	8,914	1,377
* Dollar Tree Inc.	24,868	1,355
Safeway Inc.	37,888	1,306
* TripAdvisor Inc.	13,468	1,277
* Sirius XM Holdings Inc.	367,140	1,241
Gap Inc.	30,709	1,232
* Discovery Communications Inc. Class A	13,741	1,171
* MGM Resorts International	43,502	1,168
Expedia Inc.	14,568	1,157
Service Corp. International	54,600	1,147
* Discovery Communications Inc.	13,503	1,136
Best Buy Co. Inc.	37,672	1,120
Wyndham Worldwide Corp.	14,598	1,103
Royal Caribbean Cruises Ltd.	18,107	1,080
* Liberty Media Corp.	22,974	1,080
H&R Block Inc.	32,775	1,053
Advance Auto Parts Inc.	8,600	1,042
* IHS Inc. Class A	7,711	1,013
Staples Inc.	87,001	1,008
* Liberty Global plc Class A	24,117	1,003
Graham Holdings Co. Class B	1,461	1,002
Signet Jewelers Ltd.	9,700	987
Darden Restaurants Inc.	20,741	970
* Hilton Worldwide Holdings Inc.	39,396	954
Interpublic Group of Cos. Inc.	46,807	923
Family Dollar Stores Inc.	11,543	863
PetSmart Inc.	12,478	850
Gannett Co. Inc.	25,977	850
American Airlines Group Inc.	21,166	822
Foot Locker Inc.	16,533	786
Tractor Supply Co.	12,600	783
* JetBlue Airways Corp.	71,700	769
Scripps Networks Interactive Inc. Class A	9,265	764
* News Corp. Class A	41,570	734
* United Continental Holdings Inc.	15,500	719
Omnicare Inc.	11,008	688
* Ulta Salon Cosmetics & Fragrance Inc.	7,200	665
* Avis Budget Group Inc.	11,600	652
GameStop Corp. Class A	14,816	622
* Rite Aid Corp.	92,400	618
Abercrombie & Fitch Co.	14,816	583
Williams-Sonoma Inc.	8,500	570

FactSet Research Systems Inc.	4,600	553
* Liberty Media Corp. Class A	11,487	540
* Pandora Media Inc.	21,300	535
International Game Technology	31,305	530
New York Times Co. Class A	41,700	521
* Yelp Inc. Class A	7,600	510
Alaska Air Group Inc.	11,400	501
* Starz	16,987	484
Jack in the Box Inc.	8,300	475
* Urban Outfitters Inc.	13,217	472
* Apollo Education Group Inc.	16,575	463
* Sally Beauty Holdings Inc.	17,800	462
Dun & Bradstreet Corp.	4,130	454
* Hyatt Hotels Corp. Class A	7,700	453
* Madison Square Garden Co. Class A	7,500	445
* Panera Bread Co. Class A	3,000	442
Dick's Sporting Goods Inc.	10,100	430
* Groupon Inc. Class A	65,800	426
KAR Auction Services Inc.	14,504	425
* Live Nation Entertainment Inc.	18,300	425
Lamar Advertising Co. Class A	8,127	408
GNC Holdings Inc. Class A	12,400	407
* AMC Networks Inc. Class A	6,734	403
Cablevision Systems Corp. Class A	20,440	393
Six Flags Entertainment Corp.	10,000	382
Dillard's Inc. Class A	3,200	381
* JC Penney Co. Inc.	39,834	374
Cinemark Holdings Inc.	11,200	367
* Copart Inc.	10,900	364
* Sprouts Farmers Market Inc.	11,800	360
Dunkin' Brands Group Inc.	8,218	352
* Norwegian Cruise Line Holdings Ltd.	10,461	343
Domino's Pizza Inc.	4,600	331
Lions Gate Entertainment Corp.	10,700	330
* Time Inc.	13,502	325
* Buffalo Wild Wings Inc.	2,200	320
* Office Depot Inc.	63,367	317
Big Lots Inc.	7,200	315
Brinker International Inc.	7,000	314
* AutoNation Inc.	5,766	307
* News Corp. Class B	17,840	307
Copa Holdings SA Class A	2,000	304
* Restoration Hardware Holdings Inc.	3,700	303
Cracker Barrel Old Country Store Inc.	3,100	301
* SolarCity Corp.	4,200	300
* VCA Inc.	7,900	295
* United Natural Foods Inc.	5,000	293
* Cabela's Inc.	5,000	292
MercadoLibre Inc.	3,100	287
Casey's General Stores Inc.	4,200	278
Sotheby's	7,000	278
Men's Wearhouse Inc.	5,500	277
CST Brands Inc.	8,023	268
Choice Hotels International Inc.	5,600	263
Bob Evans Farms Inc.	5,500	261
HSN Inc.	4,600	257
Burger King Worldwide Inc.	9,700	256

*	Grand Canyon Education Inc.	5,900	254
*	Bally Technologies Inc.	4,200	253
	John Wiley & Sons Inc. Class A	4,200	252
	Sinclair Broadcast Group Inc. Class A	7,800	252
	Weis Markets Inc.	5,900	252
	Penske Automotive Group Inc.	5,400	251
	AMERCO	946	249
	Wendy's Co.	30,328	247
	Vail Resorts Inc.	3,200	242
	Cato Corp. Class A	7,800	241
	Hillenbrand Inc.	7,900	237
	DSW Inc. Class A	8,820	234
	Aaron's Inc.	8,800	232
*	SUPERVALU Inc.	25,297	232
	Chico's FAS Inc.	14,200	224
	Guess? Inc.	8,600	224
*	Asbury Automotive Group Inc.	3,300	223
	DeVry Education Group Inc.	5,500	220
*	Dolby Laboratories Inc. Class A	4,900	219
*	Lumber Liquidators Holdings Inc.	4,000	217
*	Ascena Retail Group Inc.	13,400	215
*	HomeAway Inc.	6,100	212
	American Eagle Outfitters Inc.	19,643	209
	SeaWorld Entertainment Inc.	7,500	209
	Rollins Inc.	7,300	207
*	Murphy USA Inc.	4,130	204
	Lithia Motors Inc. Class A	2,200	195
	Meredith Corp.	4,200	193
*	Shutterfly Inc.	3,900	192
*	Five Below Inc.	5,200	190
	Morningstar Inc.	2,800	190
	Chemed Corp.	1,800	183
	Aramark	6,800	183
*	Life Time Fitness Inc.	4,600	181
*	ANN Inc.	4,900	180
*	Caesars Entertainment Corp.	11,200	179
^	Arcos Dorados Holdings Inc. Class A	17,000	174
*	WebMD Health Corp.	3,500	174
*	Bloomin' Brands Inc.	8,900	174
	PriceSmart Inc.	2,100	173
*	FTD Cos. Inc.	5,200	171
	Pier 1 Imports Inc.	11,200	169
	Interval Leisure Group Inc.	7,900	167
	Cheesecake Factory Inc.	3,900	167
*,^ Sears Holdings Corp.		4,294	164
*	Acxiom Corp.	8,900	163
	Monro Muffler Brake Inc.	3,200	162
*	DreamWorks Animation SKG Inc. Class A	8,100	162
*	Constant Contact Inc.	5,200	162
*	Express Inc.	10,400	162
*	Genesco Inc.	2,100	160
*	Conversant Inc.	6,800	159
	Rent-A-Center Inc.	6,600	158
	Regal Entertainment Group Class A	8,100	158
	Matthews International Corp. Class A	3,619	157
	Group 1 Automotive Inc.	2,100	155
*	Rush Enterprises Inc. Class A	4,400	155

* Bright Horizons Family Solutions Inc.	3,545	147
DineEquity Inc.	1,800	146
Nexstar Broadcasting Group Inc. Class A	3,100	144
* Beacon Roofing Supply Inc.	5,100	141
* Fresh Market Inc.	4,500	135
Regis Corp.	9,500	132
* Pinnacle Entertainment Inc.	5,900	129
Brown Shoe Co. Inc.	4,500	127
* comScore Inc.	3,500	127
* Media General Inc.	6,000	121
* Belmond Ltd. Class A	9,600	119
* Fiesta Restaurant Group Inc.	2,600	118
* Spirit Airlines Inc.	1,800	118
* RetailMeNot Inc.	4,700	115
Sonic Automotive Inc. Class A	4,700	114
Finish Line Inc. Class A	4,300	113
* Hibbett Sports Inc.	2,200	110
Papa John's International Inc.	2,600	108
* Conn's Inc.	2,700	108
* BJ's Restaurants Inc.	3,100	106
* Cumulus Media Inc. Class A	19,700	102
* Marriott Vacations Worldwide Corp.	1,763	101
* Barnes & Noble Inc.	4,800	100
SpartanNash Co.	4,600	96
National CineMedia Inc.	6,000	96
Texas Roadhouse Inc. Class A	3,800	95
* Vitamin Shoppe Inc.	2,200	94
* Orbitz Worldwide Inc.	10,300	91
* Zumiez Inc.	3,200	89
* Susser Holdings Corp.	1,100	88
* Clean Energy Fuels Corp.	8,600	86
Buckle Inc.	1,900	85
* Bankrate Inc.	5,000	84
* Sonic Corp.	4,000	83
* Boyd Gaming Corp.	7,500	82
* Krispy Kreme Doughnuts Inc.	5,300	81
* Ascent Capital Group Inc. Class A	1,300	81
Children's Place Inc.	1,600	80
CTC Media Inc.	8,000	77
Extended Stay America Inc.	3,200	72
* Ruby Tuesday Inc.	11,600	70
* Red Robin Gourmet Burgers Inc.	1,000	64
Capella Education Co.	1,000	64
* K12 Inc.	2,600	61
Churchill Downs Inc.	700	61
Scholastic Corp.	1,700	60
Allegiant Travel Co. Class A	500	59
* Penn National Gaming Inc.	5,200	54
* Liquidity Services Inc.	3,900	53
Stage Stores Inc.	2,700	49
International Speedway Corp. Class A	1,600	48
* Strayer Education Inc.	900	47
* American Public Education Inc.	1,300	46
* Lands' End Inc.	1,291	45
Stein Mart Inc.	3,500	45
* Steiner Leisure Ltd.	1,120	45
* Scientific Games Corp. Class A	5,200	44

* Blue Nile Inc.	1,700	44
* Biglari Holdings Inc.	100	42
* Pep Boys-Manny Moe & Jack	3,900	41
Fred's Inc. Class A	2,600	41
Clear Channel Outdoor Holdings Inc. Class A	5,400	41
* New Media Investment Group Inc.	2,538	38
Weight Watchers International Inc.	1,711	37
* Francesca's Holdings Corp.	2,900	37
* ITT Educational Services Inc.	2,300	33
* Central European Media Enterprises Ltd. Class A	8,100	21
* Aeropostale Inc.	5,000	17
		347,149
Financials (8.9%)
Wells Fargo & Co.	672,826	34,247
JPMorgan Chase & Co.	486,979	28,084
Bank of America Corp.	1,346,712	20,537
Citigroup Inc.	388,705	19,012
* Berkshire Hathaway Inc. Class B	135,629	17,012
Visa Inc. Class A	64,511	13,612
* Berkshire Hathaway Inc. Class A	65	12,228
American Express Co.	123,463	10,865
US Bancorp	230,503	9,688
MasterCard Inc. Class A	130,550	9,680
American International Group Inc.	183,597	9,543
Goldman Sachs Group Inc.	53,494	9,248
Simon Property Group Inc.	38,375	6,454
Morgan Stanley	193,916	6,271
MetLife Inc.	114,795	6,038
Bank of New York Mellon Corp.	143,624	5,607
PNC Financial Services Group Inc.	66,624	5,500
Capital One Financial Corp.	63,741	5,070
Prudential Financial Inc.	58,243	5,065
BlackRock Inc.	15,768	4,805
American Tower Corporation	50,336	4,751
ACE Ltd.	41,451	4,149
Travelers Cos. Inc.	44,669	4,001
State Street Corp.	54,591	3,845
Charles Schwab Corp.	138,186	3,835
Discover Financial Services	58,677	3,583
Aflac Inc.	55,523	3,317
Marsh & McLennan Cos. Inc.	64,825	3,291
BB&T Corp.	87,069	3,223
Allstate Corp.	54,575	3,190
Aon plc	36,557	3,084
Crown Castle International Corp.	41,288	3,063
CME Group Inc.	39,609	2,929
Public Storage	16,883	2,897
Ameriprise Financial Inc.	23,688	2,833
Franklin Resources Inc.	51,596	2,794
Intercontinental Exchange Inc.	14,399	2,768
Equity Residential	41,397	2,676
McGraw Hill Financial Inc.	33,027	2,649
Chubb Corp.	29,425	2,551
SunTrust Banks Inc.	65,226	2,482
Principal Financial Group Inc.	49,625	2,465
Loews Corp.	58,287	2,456
T. Rowe Price Group Inc.	30,908	2,400

Prologis Inc.	58,253	2,377
Health Care REIT Inc.	37,220	2,368
Hartford Financial Services Group Inc.	68,518	2,341
HCP Inc.	55,527	2,306
Ventas Inc.	35,895	2,279
AvalonBay Communities Inc.	15,265	2,260
Fifth Third Bancorp	108,414	2,220
Moody's Corp.	25,503	2,219
Lincoln National Corp.	41,524	2,175
Comerica Inc.	41,106	2,066
Boston Properties Inc.	17,101	2,043
Weyerhaeuser Co.	63,925	2,002
Vornado Realty Trust	18,849	1,998
KeyCorp	147,177	1,993
Invesco Ltd.	51,748	1,947
Host Hotels & Resorts Inc.	88,072	1,915
Northern Trust Corp.	28,321	1,894
New York Community Bancorp Inc.	116,654	1,852
Regions Financial Corp.	168,766	1,711
Western Union Co.	93,341	1,631
M&T Bank Corp.	13,000	1,580
Progressive Corp.	64,917	1,522
Hudson City Bancorp Inc.	152,891	1,491
American Realty Capital Properties Inc.	111,978	1,468
Kilroy Realty Corp.	22,998	1,422
Essex Property Trust Inc.	7,318	1,387
* FNF Group	50,702	1,375
* Affiliated Managers Group Inc.	6,883	1,371
Acadia Realty Trust	47,600	1,344
General Growth Properties Inc.	56,343	1,317
Legg Mason Inc.	27,325	1,297
EastGroup Properties Inc.	20,100	1,253
Annaly Capital Management Inc.	111,295	1,235
BOK Financial Corp.	18,100	1,199
Navient Corp.	67,303	1,158
CIT Group Inc.	23,300	1,144
Equifax Inc.	14,597	1,111
Realty Income Corp.	25,475	1,097
Eaton Vance Corp.	30,400	1,068
Extra Space Storage Inc.	20,500	1,060
Unum Group	29,903	1,027
Ramco-Gershenson Properties Trust	61,700	1,024
SL Green Realty Corp.	9,459	1,020
Brown & Brown Inc.	32,846	1,011
^ Digital Realty Trust Inc.	15,611	1,005
XL Group plc Class A	30,951	998
Valley National Bancorp	103,084	988
Macerich Co.	15,021	977
American Capital Agency Corp.	41,394	957
* CBRE Group Inc. Class A	30,998	956
TCF Financial Corp.	59,886	947
Huntington Bancshares Inc.	96,381	946
ProAssurance Corp.	21,164	923
Post Properties Inc.	16,820	912
Kimco Realty Corp.	40,426	905
Washington REIT	33,000	895
Sun Communities Inc.	16,200	853

* Markel Corp.	1,345	850
Everest Re Group Ltd.	5,446	849
Willis Group Holdings plc	20,761	846
Arthur J Gallagher & Co.	18,742	843
Federal Realty Investment Trust	6,750	824
Universal Health Realty Income Trust	19,500	820
TD Ameritrade Holding Corp.	25,131	807
Medical Properties Trust Inc.	59,900	806
Apartment Investment & Management Co. Class A	23,400	800
Plum Creek Timber Co. Inc.	19,083	789
Corporate Office Properties Trust	27,600	783
* Genworth Financial Inc. Class A	58,974	773
UDR Inc.	26,287	764
* Alleghany Corp.	1,847	764
Investors Real Estate Trust	88,900	757
LTC Properties Inc.	18,900	724
Saul Centers Inc.	15,000	715
* E*TRADE Financial Corp.	33,900	713
* Arch Capital Group Ltd.	13,310	711
Cincinnati Financial Corp.	15,171	698
NASDAQ OMX Group Inc.	16,400	692
Westamerica Bancorporation	14,300	684
Protective Life Corp.	9,800	680
* Signature Bank	5,800	663
* SVB Financial Group	6,060	661
WP Carey Inc.	9,943	654
CBL & Associates Properties Inc.	34,800	651
Camden Property Trust	8,948	647
* Howard Hughes Corp.	4,400	640
Voya Financial Inc.	17,017	631
* Realogy Holdings Corp.	16,890	621
Jones Lang LaSalle Inc.	5,000	619
* Navigators Group Inc.	10,100	614
Zions Bancorporation	21,282	613
Torchmark Corp.	11,625	613
East West Bancorp Inc.	18,000	613
Lazard Ltd. Class A	11,600	607
Starwood Property Trust Inc.	25,705	607
* Liberty Ventures Class A	8,770	607
Glimcher Realty Trust	56,300	605
First Republic Bank	12,797	598
SLM Corp.	67,303	596
Mack-Cali Realty Corp.	28,000	591
Invesco Mortgage Capital Inc.	34,600	588
Reinsurance Group of America Inc. Class A	7,300	586
Capstead Mortgage Corp.	45,400	583
Brookline Bancorp Inc.	64,486	582
American Equity Investment Life Holding Co.	26,200	580
* MSCI Inc. Class A	12,800	579
Raymond James Financial Inc.	11,200	571
PartnerRe Ltd.	5,424	566
Cullen/Frost Bankers Inc.	7,200	561
Duke Realty Corp.	31,052	559
Inland Real Estate Corp.	53,475	553
Tompkins Financial Corp.	12,400	552
Safety Insurance Group Inc.	10,898	545
Axis Capital Holdings Ltd.	12,362	533

Rayonier Inc.	15,600	531
WR Berkley Corp.	11,676	521
Liberty Property Trust	14,298	503
* MGIC Investment Corp.	67,700	500
* Zillow Inc. Class A	3,400	488
Alexandria Real Estate Equities Inc.	6,171	485
PacWest Bancorp	11,479	478
SEI Investments Co.	13,317	477
Assurant Inc.	7,438	471
CBOE Holdings Inc.	9,600	465
Mid-America Apartment Communities Inc.	6,644	465
* Portfolio Recovery Associates Inc.	7,800	460
* Ocwen Financial Corp.	15,200	459
* Hilltop Holdings Inc.	22,142	454
Omega Healthcare Investors Inc.	12,400	453
* Geo Group Inc.	13,132	452
Taubman Centers Inc.	6,113	450
Senior Housing Properties Trust	19,659	449
BGC Partners Inc. Class A	57,259	448
DDR Corp.	25,500	447
Waddell & Reed Financial Inc. Class A	8,300	438
Montpelier Re Holdings Ltd.	14,700	434
RenaissanceRe Holdings Ltd.	4,424	433
Commerce Bancshares Inc.	9,572	431
National Retail Properties Inc.	12,105	431
Hospitality Properties Trust	15,068	431
Redwood Trust Inc.	22,620	429
RLJ Lodging Trust	15,200	426
Prosperity Bancshares Inc.	7,300	424
CNO Financial Group Inc.	25,600	414
Assured Guaranty Ltd.	18,500	413
Regency Centers Corp.	7,586	412
Spirit Realty Capital Inc.	35,599	412
LPL Financial Holdings Inc.	8,300	394
American Campus Communities Inc.	10,100	393
Stock Yards Bancorp Inc.	13,400	392
Hanover Insurance Group Inc.	6,300	364
MarketAxess Holdings Inc.	6,400	360
* Washington Prime Group Inc.	19,043	360
LaSalle Hotel Properties	10,300	358
Two Harbors Investment Corp.	35,000	358
Community Trust Bancorp Inc.	10,230	358
Home Properties Inc.	5,400	355
* NorthStar Realty Finance Corp.	22,048	355
People's United Financial Inc.	24,024	349
Retail Properties of America Inc.	22,900	345
* Strategic Hotels & Resorts Inc.	29,824	340
Gaming and Leisure Properties Inc.	10,064	339
CommonWealth REIT	12,600	338
BioMed Realty Trust Inc.	15,697	338
Old Republic International Corp.	23,367	336
Allied World Assurance Co. Holdings AG	9,300	335
* Popular Inc.	10,498	335
BankUnited Inc.	10,701	334
HCC Insurance Holdings Inc.	7,100	331
City National Corp.	4,357	328
Synovus Financial Corp.	13,885	327

Corrections Corp. of America	10,007	322
Aspen Insurance Holdings Ltd.	8,000	320
Urstadt Biddle Properties Inc. Class A	15,610	320
First Niagara Financial Group Inc.	37,100	319
Umpqua Holdings Corp.	18,790	318
First American Financial Corp.	11,600	315
Associated Banc-Corp	17,500	314
American Financial Group Inc.	5,600	314
Investors Bancorp Inc.	29,931	310
Chimera Investment Corp.	96,200	305
Federated Investors Inc. Class B	10,779	304
Ryman Hospitality Properties Inc.	6,337	303
Douglas Emmett Inc.	10,600	302
American National Insurance Co.	2,700	294
FirstMerit Corp.	16,558	291
Washington Federal Inc.	13,900	291
Validus Holdings Ltd.	7,965	291
Weingarten Realty Investors	8,400	276
Equity Lifestyle Properties Inc.	6,200	275
Brandywine Realty Trust	17,600	274
Sunstone Hotel Investors Inc.	19,084	271
First Horizon National Corp.	22,781	268
MFA Financial Inc.	32,400	264
* Stifel Financial Corp.	5,700	261
PS Business Parks Inc.	3,100	256
Piedmont Office Realty Trust Inc. Class A	13,100	255
* Forest City Enterprises Inc. Class A	13,127	252
DCT Industrial Trust Inc.	31,300	245
Symetra Financial Corp.	10,500	239
* FNFV Group	14,499	237
Brixmor Property Group Inc.	10,366	235
* Texas Capital Bancshares Inc.	4,500	234
Endurance Specialty Holdings Ltd.	4,400	233
Healthcare Trust of America Inc. Class A	19,500	232
UMB Financial Corp.	4,100	232
Financial Engines Inc.	5,900	230
StanCorp Financial Group Inc.	3,800	229
* Enstar Group Ltd.	1,632	225
Janus Capital Group Inc.	19,742	225
PrivateBancorp Inc.	7,800	225
American Homes 4 Rent Class A	12,300	224
Webster Financial Corp.	7,800	224
First Citizens BancShares Inc. Class A	1,000	222
Pebblebrook Hotel Trust	6,100	222
Radian Group Inc.	17,500	222
Hancock Holding Co.	6,800	221
United Bankshares Inc.	6,802	218
Bank of Hawaii Corp.	3,800	217
Platinum Underwriters Holdings Ltd.	3,700	217
Northwest Bancshares Inc.	17,400	216
Sovran Self Storage Inc.	2,800	215
First Financial Bankshares Inc.	7,200	212
Highwoods Properties Inc.	5,000	210
Wintrust Financial Corp.	4,500	209
CubeSmart	11,200	204
Bank of the Ozarks Inc.	6,600	203
* Trulia Inc.	3,300	200

EPR Properties	3,700	199
Primerica Inc.	4,300	198
Tanger Factory Outlet Centers Inc.	5,700	198
Kemper Corp.	5,700	197
Healthcare Realty Trust Inc.	7,900	195
DiamondRock Hospitality Co.	15,900	195
Community Bank System Inc.	5,500	194
Lexington Realty Trust	17,500	191
Iberiabank Corp.	2,900	190
* MBIA Inc.	19,700	189
BancorpSouth Inc.	9,000	188
Alexander & Baldwin Inc.	4,900	187
* St. Joe Co.	8,179	187
Cathay General Bancorp	7,300	187
Susquehanna Bancshares Inc.	18,200	185
Virtus Investment Partners Inc.	900	185
Capitol Federal Financial Inc.	15,700	184
Glacier Bancorp Inc.	6,800	180
Evercore Partners Inc. Class A	3,300	180
Home BancShares Inc.	5,900	177
* First Cash Financial Services Inc.	3,100	175
* eHealth Inc.	8,400	174
National Health Investors Inc.	2,900	173
* Blackhawk Network Holdings Inc. Class B	6,216	173
Hatteras Financial Corp.	9,000	172
DuPont Fabros Technology Inc.	6,200	170
Colony Financial Inc.	7,664	170
* Harbinger Group Inc.	14,225	167
FNB Corp.	13,500	166
* Synchrony Financials	7,179	165
* Altisource Portfolio Solutions SA	1,500	163
Fulton Financial Corp.	14,100	160
* Forestar Group Inc.	8,500	159
CVB Financial Corp.	10,300	158
Newcastle Investment Corp.	35,156	157
First Industrial Realty Trust Inc.	8,651	156
AmTrust Financial Services Inc.	3,610	154
New Residential Investment Corp.	25,600	153
Trustmark Corp.	6,500	150
CYS Investments Inc.	16,800	149
Hudson Pacific Properties Inc.	5,774	148
* World Acceptance Corp.	1,800	146
Artisan Partners Asset Management Inc. Class A	2,800	146
Potlatch Corp.	3,500	145
International Bancshares Corp.	5,700	145
Park National Corp.	1,900	143
PennyMac Mortgage Investment Trust	6,500	139
Chambers Street Properties	17,800	138
* Western Alliance Bancorp	6,000	137
Greenhill & Co. Inc.	3,000	137
Altisource Residential Corp.	5,900	137
Kennedy-Wilson Holdings Inc.	5,800	136
Pinnacle Financial Partners Inc.	3,500	130
Interactive Brokers Group Inc.	5,600	129
Mercury General Corp.	2,555	126
* Walter Investment Management Corp.	4,500	124
Select Income REIT	4,459	124

* South State Corp.	2,100	122
* KCG Holdings Inc. Class A	10,584	121
* TFS Financial Corp.	8,900	120
Cousins Properties Inc.	9,506	118
* Green Dot Corp. Class A	6,500	117
Independent Bank Corp.	3,200	117
United Fire Group Inc.	4,000	113
National Penn Bancshares Inc.	10,900	112
First Financial Bancorp	6,800	111
Old National Bancorp	8,300	111
* Move Inc.	7,600	111
Pennsylvania REIT	5,714	110
Chemical Financial Corp.	3,900	108
WesBanco Inc.	3,600	108
NBT Bancorp Inc.	4,600	108
Horace Mann Educators Corp.	3,700	106
ARMOUR Residential REIT Inc.	25,000	105
FelCor Lodging Trust Inc.	10,000	105
Parkway Properties Inc.	5,000	104
RLI Corp.	2,400	103
Selective Insurance Group Inc.	4,600	103
MB Financial Inc.	3,800	102
Cash America International Inc.	2,300	102
* Credit Acceptance Corp.	883	100
City Holding Co.	2,400	100
American Assets Trust Inc.	2,900	99
* Beneficial Mutual Bancorp Inc.	7,500	98
S&T Bancorp Inc.	4,000	97
Columbia Banking System Inc.	3,800	97
BBCN Bancorp Inc.	6,400	96
Boston Private Financial Holdings Inc.	7,600	95
1st Source Corp.	3,300	94
Santander Consumer USA Holdings Inc.	4,800	92
Sterling Bancorp	7,700	92
First Midwest Bancorp Inc.	5,600	91
CNA Financial Corp.	2,400	90
Chesapeake Lodging Trust	3,000	89
Education Realty Trust Inc.	8,400	89
EverBank Financial Corp.	4,600	87
Hersha Hospitality Trust Class A	13,200	87
Cohen & Steers Inc.	2,100	87
* iStar Financial Inc.	5,900	85
* WisdomTree Investments Inc.	8,100	83
Empire State Realty Trust Inc.	5,074	82
Oritani Financial Corp.	5,500	81
* Encore Capital Group Inc.	1,900	81
Home Loan Servicing Solutions Ltd.	3,500	75
Sabra Health Care REIT Inc.	2,700	75
Government Properties Income Trust	3,200	75
* Starwood Waypoint Residential Trust	2,821	74
Franklin Street Properties Corp.	6,000	73
Alexander's Inc.	200	73
Employers Holdings Inc.	3,400	72
* Tejon Ranch Co.	2,500	72
Rouse Properties Inc.	4,214	71
Infinity Property & Casualty Corp.	1,100	71
Renasant Corp.	2,500	71

Argo Group International Holdings Ltd.	1,400	70
* Investment Technology Group Inc.	3,800	70
* Piper Jaffray Cos.	1,300	67
Ashford Hospitality Trust Inc.	5,400	62
* First BanCorp	12,000	62
* Greenlight Capital Re Ltd. Class A	1,900	61
Cedar Realty Trust Inc.	9,476	60
Simmons First National Corp. Class A	1,500	59
OFG Bancorp	3,500	56
Maiden Holdings Ltd.	4,700	54
* Nationstar Mortgage Holdings Inc.	1,700	52
Anworth Mortgage Asset Corp.	9,800	50
Nelnet Inc. Class A	1,200	49
* PICO Holdings Inc.	2,200	49
First Commonwealth Financial Corp.	5,600	48
GAMCO Investors Inc.	600	46
First Financial Corp.	1,448	44
* Ezcorp Inc. Class A	3,700	36
* Citizens Inc. Class A	4,800	32
* Tejon Ranch Co. Warrants Exp. 8/31/2016	369	1
		489,526
Health Care (5.9%)
Johnson & Johnson	349,381	34,970
Pfizer Inc.	815,066	23,392
Merck & Co. Inc.	370,805	21,040
* Gilead Sciences Inc.	193,524	17,717
Amgen Inc.	97,530	12,424
Bristol-Myers Squibb Co.	211,577	10,710
AbbVie Inc.	203,286	10,640
UnitedHealth Group Inc.	126,709	10,270
* Biogen Idec Inc.	30,335	10,144
* Celgene Corp.	104,468	9,104
Eli Lilly & Co.	132,141	8,069
Abbott Laboratories	190,063	8,005
Medtronic Inc.	123,979	7,654
* Actavis plc	33,069	7,085
* Express Scripts Holding Co.	100,702	7,014
Allergan Inc.	39,523	6,555
Thermo Fisher Scientific Inc.	50,211	6,101
Baxter International Inc.	75,234	5,619
Covidien plc	56,200	4,862
* Alexion Pharmaceuticals Inc.	24,645	3,918
WellPoint Inc.	35,605	3,910
Aetna Inc.	44,822	3,475
Cigna Corp.	37,510	3,377
* Regeneron Pharmaceuticals Inc.	9,700	3,067
* Vertex Pharmaceuticals Inc.	33,872	3,012
St. Jude Medical Inc.	45,982	2,998
* Illumina Inc.	17,041	2,725
Stryker Corp.	33,923	2,706
* HCA Holdings Inc.	40,801	2,665
Becton Dickinson and Co.	22,223	2,583
* Intuitive Surgical Inc.	5,423	2,481
Perrigo Co. plc	16,163	2,432
Humana Inc.	19,094	2,246
* Mylan Inc.	45,139	2,229
* Boston Scientific Corp.	160,172	2,047

Zimmer Holdings Inc.	20,443	2,046
Zoetis Inc.	59,908	1,972
* DaVita HealthCare Partners Inc.	25,686	1,809
Cooper Cos. Inc.	10,495	1,688
* Edwards Lifesciences Corp.	16,250	1,467
CR Bard Inc.	8,929	1,333
* Endo International plc	17,199	1,154
Universal Health Services Inc. Class B	10,728	1,144
* MEDNAX Inc.	19,200	1,136
* BioMarin Pharmaceutical Inc.	18,043	1,115
* Henry Schein Inc.	9,591	1,115
* Hospira Inc.	19,665	1,091
Quest Diagnostics Inc.	17,374	1,062
* CareFusion Corp.	24,158	1,058
* Laboratory Corp. of America Holdings	10,151	1,053
* Waters Corp.	9,725	1,006
Patterson Cos. Inc.	25,643	1,000
* Salix Pharmaceuticals Ltd.	7,300	963
* Varian Medical Systems Inc.	11,290	928
* Jazz Pharmaceuticals plc	6,500	908
* Pharmacyclics Inc.	7,200	867
ResMed Inc.	16,200	838
* Hologic Inc.	31,000	808
* Incyte Corp.	16,700	794
* IDEXX Laboratories Inc.	5,800	722
* Community Health Systems Inc.	14,402	687
DENTSPLY International Inc.	14,355	666
* Brookdale Senior Living Inc.	19,173	664
* Alkermes plc	15,000	641
* Medivation Inc.	8,500	631
Questcor Pharmaceuticals Inc.	7,000	630
* Tenet Healthcare Corp.	11,250	594
Teleflex Inc.	5,400	582
* Puma Biotechnology Inc.	2,600	577
West Pharmaceutical Services Inc.	13,800	562
* United Therapeutics Corp.	6,000	546
* Covance Inc.	6,500	546
* Cubist Pharmaceuticals Inc.	8,687	529
* InterMune Inc.	11,900	522
* Envision Healthcare Holdings Inc.	14,434	516
* Mallinckrodt plc	7,243	504
* Sirona Dental Systems Inc.	6,000	481
* Alnylam Pharmaceuticals Inc.	8,600	465
* Centene Corp.	6,400	461
* Isis Pharmaceuticals Inc.	14,700	456
* Seattle Genetics Inc.	12,900	454
* Team Health Holdings Inc.	7,400	419
* Align Technology Inc.	7,300	396
* Pacira Pharmaceuticals Inc.	4,300	396
* Intercept Pharmaceuticals Inc.	1,700	395
* Neogen Corp.	9,000	393
* Volcano Corp.	23,709	391
Techne Corp.	4,000	373
STERIS Corp.	7,100	361
* LifePoint Hospitals Inc.	5,000	359
* Health Net Inc.	8,700	358
* NPS Pharmaceuticals Inc.	12,700	355

*	PAREXEL International Corp.	6,600	354
	HealthSouth Corp.	9,020	346
*	DexCom Inc.	9,000	339
*	Cepheid	8,800	331
*	Myriad Genetics Inc.	8,500	307
*	Alere Inc.	7,500	300
*	WellCare Health Plans Inc.	4,800	299
*	Akorn Inc.	8,600	292
	Kindred Healthcare Inc.	11,900	284
*,^ MannKind Corp.		33,100	277
*	Bruker Corp.	11,700	266
*	NuVasive Inc.	6,800	254
*	HMS Holdings Corp.	13,800	254
*	Amsurg Corp.	5,242	250
*	Charles River Laboratories International Inc.	4,600	249
*,^ OPKO Health Inc.		27,600	243
*,^ Theravance Inc.		11,200	243
*	Acadia Healthcare Co. Inc.	5,000	238
*	Synageva BioPharma Corp.	3,400	233
*	Prestige Brands Holdings Inc.	7,100	219
*	Medicines Co.	9,200	215
*	Nektar Therapeutics	20,300	214
*	Insulet Corp.	6,000	212
*	Haemonetics Corp.	5,800	206
*	Bio-Rad Laboratories Inc. Class A	1,700	196
*	Thoratec Corp.	6,000	195
*	Air Methods Corp.	3,800	191
	Hill-Rom Holdings Inc.	4,700	185
*	Magellan Health Inc.	3,200	184
*	ACADIA Pharmaceuticals Inc.	9,000	182
*	Celldex Therapeutics Inc.	13,800	181
*	Impax Laboratories Inc.	7,600	178
	PDL BioPharma Inc.	18,900	177
*	Cyberonics Inc.	2,800	167
	Owens & Minor Inc.	4,900	162
*	Hanger Inc.	5,000	158
*	Acorda Therapeutics Inc.	5,300	155
*	HeartWare International Inc.	1,700	143
*	Bio-Reference Laboratories Inc.	4,400	138
	Healthcare Services Group Inc.	5,100	133
*	Amedisys Inc.	6,600	133
*	Arena Pharmaceuticals Inc.	28,200	131
*	Globus Medical Inc.	5,600	125
*	Integra LifeSciences Holdings Corp.	2,557	121
*	Molina Healthcare Inc.	2,900	118
*	Wright Medical Group Inc.	3,800	117
*	Halozyme Therapeutics Inc.	11,800	115
*	ARIAD Pharmaceuticals Inc.	19,241	111
*	Healthways Inc.	6,400	111
*	Masimo Corp.	4,500	108
*	PharMerica Corp.	3,900	105
*	Auxilium Pharmaceuticals Inc.	5,200	104
*	Natus Medical Inc.	3,600	104
*	ImmunoGen Inc.	9,500	102
*	ABIOMED Inc.	4,000	102
*	NxStage Medical Inc.	7,600	101
*	Accuray Inc.	12,800	101

	CONMED Corp.	2,400	94
*	Exelixis Inc.	23,018	93
*	Clovis Oncology Inc.	2,500	91
	Abaxis Inc.	1,800	85
*	IPC The Hospitalist Co. Inc.	1,700	84
	Analogic Corp.	1,100	79
	Meridian Bioscience Inc.	4,000	79
	Cantel Medical Corp.	2,300	77
*	Omnicell Inc.	2,800	77
*	VIVUS Inc.	15,700	76
*	Theravance Biopharma Inc.	2,657	75
*	Aegerion Pharmaceuticals Inc.	2,200	74
*	AMAG Pharmaceuticals Inc.	3,800	73
*	Quintiles Transnational Holdings Inc.	1,300	71
*	ICU Medical Inc.	1,200	70
*	CorVel Corp.	1,600	64
*	Infinity Pharmaceuticals Inc.	6,900	63
*	Luminex Corp.	3,300	60
*	Quidel Corp.	2,200	53
*	Merit Medical Systems Inc.	4,000	51
*	Orthofix International NV	1,500	50
*	Lexicon Pharmaceuticals Inc.	30,600	45
*	Momenta Pharmaceuticals Inc.	4,200	45
*	Syneron Medical Ltd.	4,300	43
*	Genomic Health Inc.	1,700	43
	Invacare Corp.	2,500	37
*,^ Dendreon Corp.		7,205	15
			325,059
Industrials (6.2%)
	General Electric Co.	1,275,176	32,071
	United Technologies Corp.	116,039	12,202
	3M Co.	85,102	11,990
	Union Pacific Corp.	116,114	11,415
	Boeing Co.	85,949	10,355
	United Parcel Service Inc. Class B	91,063	8,841
	Honeywell International Inc.	95,877	8,804
	Caterpillar Inc.	80,908	8,151
	Lockheed Martin Corp.	39,605	6,613
	Accenture plc Class A	78,745	6,243
	Automatic Data Processing Inc.	70,586	5,739
	Emerson Electric Co.	88,931	5,660
	Danaher Corp.	75,160	5,553
	General Dynamics Corp.	46,562	5,437
	FedEx Corp.	34,215	5,026
	Precision Castparts Corp.	20,569	4,706
	Deere & Co.	50,719	4,317
	Norfolk Southern Corp.	41,767	4,246
	Northrop Grumman Corp.	33,814	4,168
	Raytheon Co.	45,823	4,159
	Eaton Corp. plc	58,735	3,989
	Illinois Tool Works Inc.	47,307	3,897
	CSX Corp.	125,551	3,756
	PACCAR Inc.	51,903	3,232
	Cummins Inc.	23,153	3,227
	TE Connectivity Ltd.	50,420	3,121
	Rockwell Automation Inc.	22,970	2,565
	Waste Management Inc.	56,645	2,543

Agilent Technologies Inc.	44,951	2,521
* LinkedIn Corp. Class A	13,180	2,381
Tyco International Ltd.	54,330	2,344
Ingersoll-Rand plc	39,428	2,318
* Fiserv Inc.	36,612	2,258
Sherwin-Williams Co.	10,040	2,071
Parker Hannifin Corp.	17,911	2,059
Fidelity National Information Services Inc.	33,778	1,905
Xerox Corp.	142,482	1,889
Cintas Corp.	29,156	1,825
PerkinElmer Inc.	39,122	1,808
Amphenol Corp. Class A	18,367	1,766
Dover Corp.	20,346	1,745
Roper Industries Inc.	12,029	1,733
* Alliance Data Systems Corp.	6,578	1,725
WW Grainger Inc.	7,092	1,668
Paychex Inc.	38,025	1,559
MDU Resources Group Inc.	48,876	1,540
Pentair plc	23,894	1,531
Kansas City Southern	13,385	1,460
Fastenal Co.	32,880	1,458
Robert Half International Inc.	29,567	1,438
Fluor Corp.	19,205	1,399
Vulcan Materials Co.	22,070	1,393
Martin Marietta Materials Inc.	10,900	1,354
Trinity Industries Inc.	30,600	1,335
AMETEK Inc.	27,193	1,324
Republic Services Inc. Class A	34,778	1,319
* Teledyne Technologies Inc.	14,136	1,289
* Jacobs Engineering Group Inc.	25,175	1,279
Flowserve Corp.	16,566	1,227
Textron Inc.	33,370	1,214
* Verisk Analytics Inc. Class A	20,100	1,207
CH Robinson Worldwide Inc.	17,736	1,196
Rockwell Collins Inc.	15,258	1,118
* FleetCor Technologies Inc.	8,321	1,105
* Stericycle Inc.	9,231	1,086
Joy Global Inc.	18,135	1,075
* B/E Aerospace Inc.	12,500	1,064
AO Smith Corp.	22,700	1,060
L-3 Communications Holdings Inc.	10,095	1,060
* United Rentals Inc.	9,900	1,048
Expeditors International of Washington Inc.	23,895	1,032
* Trimble Navigation Ltd.	33,100	1,023
Pall Corp.	12,499	968
Ball Corp.	15,760	965
Alliant Techsystems Inc.	7,051	916
TransDigm Group Inc.	5,400	907
Towers Watson & Co. Class A	8,800	898
Masco Corp.	43,087	896
JB Hunt Transport Services Inc.	11,481	887
* Sensata Technologies Holding NV	19,085	883
Rock-Tenn Co. Class A	8,800	875
MeadWestvaco Corp.	20,613	862
Chicago Bridge & Iron Co. NV	14,110	837
Oshkosh Corp.	18,100	837
Sealed Air Corp.	25,735	827

* Colfax Corp.	13,040	821
Xylem Inc.	22,835	806
* Mettler-Toledo International Inc.	3,024	778
ADT Corp.	21,871	761
* Kirby Corp.	6,500	757
Fortune Brands Home & Security Inc.	19,750	746
Packaging Corp. of America	11,200	741
Manpowergroup Inc.	9,254	721
* Flextronics International Ltd.	69,125	718
* Crown Holdings Inc.	15,241	709
Wabtec Corp.	8,700	702
Iron Mountain Inc.	20,592	690
Hubbell Inc. Class B	5,900	690
Valspar Corp.	9,042	679
Owens Corning	19,800	674
* Quanta Services Inc.	19,400	650
* Graphic Packaging Holding Co.	53,852	646
* Old Dominion Freight Line Inc.	10,150	644
IDEX Corp.	8,400	637
Avnet Inc.	15,043	637
* Arrow Electronics Inc.	10,982	636
Allegion plc	12,291	632
Donaldson Co. Inc.	16,200	628
Allison Transmission Holdings Inc.	20,423	598
* Armstrong World Industries Inc.	12,140	591
Acuity Brands Inc.	5,500	590
* Genesee & Wyoming Inc. Class A	5,800	578
Total System Services Inc.	17,835	571
* Owens-Illinois Inc.	18,250	569
Waste Connections Inc.	12,000	568
* CoStar Group Inc.	3,900	561
* Vantiv Inc. Class A	17,010	558
AGCO Corp.	11,400	555
FLIR Systems Inc.	16,500	549
* CoreLogic Inc.	19,895	541
Brink's Co.	19,600	526
Ryder System Inc.	6,087	524
* Zebra Technologies Corp.	6,500	520
Terex Corp.	14,402	497
Lincoln Electric Holdings Inc.	7,400	492
* Spirit AeroSystems Holdings Inc. Class A	15,000	489
Toro Co.	8,200	487
Nordson Corp.	6,400	481
Carlisle Cos. Inc.	6,000	480
Broadridge Financial Solutions Inc.	11,695	472
Global Payments Inc.	6,700	464
Jack Henry & Associates Inc.	7,900	461
* AerCap Holdings NV	10,565	461
* Louisiana-Pacific Corp.	33,900	459
SPX Corp.	4,599	456
Huntington Ingalls Industries Inc.	4,929	448
* Knowles Corp.	15,373	447
Graco Inc.	6,000	445
MSC Industrial Direct Co. Inc. Class A	5,200	444
* WEX Inc.	4,100	442
Eagle Materials Inc.	4,800	436
URS Corp.	7,600	435

Jabil Circuit Inc.	21,619	432
Woodward Inc.	8,600	430
Air Lease Corp. Class A	12,400	427
Valmont Industries Inc.	2,900	422
Teekay Corp.	7,500	417
Timken Co.	9,400	416
Babcock & Wilcox Co.	13,350	414
Manitowoc Co. Inc.	15,400	409
ITT Corp.	8,867	408
* Hexcel Corp.	10,900	406
KBR Inc.	19,400	401
Regal-Beloit Corp.	5,700	401
* Euronet Worldwide Inc.	8,000	400
RR Donnelley & Sons Co.	22,960	399
Belden Inc.	5,700	387
Bemis Co. Inc.	9,860	385
FEI Co.	5,000	383
* Cognex Corp.	9,100	373
Kennametal Inc.	8,600	364
Curtiss-Wright Corp.	5,700	362
Triumph Group Inc.	5,700	361
AptarGroup Inc.	5,900	361
Foster Wheeler AG	10,875	358
Exelis Inc.	21,035	354
Deluxe Corp.	6,400	352
Crane Co.	5,100	350
* AECOM Technology Corp.	10,300	350
* Genpact Ltd.	19,500	343
* Clean Harbors Inc.	5,900	340
* Generac Holdings Inc.	7,800	339
Sonoco Products Co.	8,400	329
EnerSys	5,000	317
* Esterline Technologies Corp.	2,900	315
* WESCO International Inc.	3,900	306
Landstar System Inc.	4,600	304
* Korn/Ferry International	10,200	300
Lennox International Inc.	3,500	299
National Instruments Corp.	9,300	296
EMCOR Group Inc.	7,200	295
* Navistar International Corp.	8,300	292
Con-way Inc.	5,900	291
Applied Industrial Technologies Inc.	6,000	291
* Moog Inc. Class A	4,300	284
CLARCOR Inc.	4,700	279
MAXIMUS Inc.	6,600	273
GATX Corp.	4,400	273
* HD Supply Holdings Inc.	10,600	269
* Berry Plastics Group Inc.	10,582	257
Anixter International Inc.	2,800	241
World Fuel Services Corp.	5,600	241
* Veeco Instruments Inc.	6,900	240
Vishay Intertechnology Inc.	16,200	239
Harsco Corp.	9,400	238
* Rexnord Corp.	8,700	234
Scorpio Tankers Inc.	24,800	233
Convergys Corp.	12,000	233
Silgan Holdings Inc.	4,584	226

* IPG Photonics Corp.	3,300	222
Littelfuse Inc.	2,500	217
* TrueBlue Inc.	8,000	216
Watsco Inc.	2,400	215
AAON Inc.	10,950	215
* USG Corp.	8,100	214
Actuant Corp. Class A	6,600	213
Corporate Executive Board Co.	3,400	211
* Advisory Board Co.	4,200	211
* Sanmina Corp.	9,000	210
* TimkenSteel Corp.	4,700	205
* NeuStar Inc. Class A	7,300	203
Booz Allen Hamilton Holding Corp. Class A	9,100	202
Covanta Holding Corp.	9,900	202
Tetra Tech Inc.	8,200	199
* Outerwall Inc.	3,600	198
* Swift Transportation Co.	9,600	196
* Hub Group Inc. Class A	4,200	194
* Vistaprint NV	3,800	187
United Stationers Inc.	4,800	185
* MWI Veterinary Supply Inc.	1,300	184
* Orbital Sciences Corp.	7,000	180
* DigitalGlobe Inc.	6,854	179
* MasTec Inc.	6,500	177
Watts Water Technologies Inc. Class A	3,000	175
Mobile Mini Inc.	4,600	174
* PHH Corp.	7,400	173
Heartland Payment Systems Inc.	3,600	171
* FTI Consulting Inc.	4,600	170
* Itron Inc.	4,700	169
Brady Corp. Class A	6,400	167
MSA Safety Inc.	3,200	166
* Rofin-Sinar Technologies Inc.	7,400	162
* DryShips Inc.	56,300	161
TAL International Group Inc.	3,600	159
* EnPro Industries Inc.	2,300	157
* Huron Consulting Group Inc.	2,600	157
* Universal Display Corp.	5,000	153
Hyster-Yale Materials Handling Inc.	1,900	152
* Meritor Inc.	12,100	152
Barnes Group Inc.	4,400	151
* GrafTech International Ltd.	17,600	148
Methode Electronics Inc.	4,600	147
* ExlService Holdings Inc.	5,200	146
ABM Industries Inc.	5,900	145
Franklin Electric Co. Inc.	3,900	143
Werner Enterprises Inc.	5,800	143
Otter Tail Corp.	5,000	140
* TriMas Corp.	4,400	139
* On Assignment Inc.	5,100	138
EVERTEC Inc.	6,100	136
Forward Air Corp.	3,000	134
* Navigant Consulting Inc.	8,200	134
* WageWorks Inc.	3,200	134
* OSI Systems Inc.	2,000	133
* Cardtronics Inc.	3,400	131
Quanex Building Products Corp.	7,600	130

Mueller Industries Inc.	4,600	128
UniFirst Corp.	1,300	126
Materion Corp.	3,900	126
Greif Inc. Class A	2,500	125
General Cable Corp.	5,600	124
Tennant Co.	1,700	124
Granite Construction Inc.	3,800	124
Raven Industries Inc.	4,400	123
CIRCOR International Inc.	1,700	122
* Aegion Corp. Class A	5,300	121
Heartland Express Inc.	5,400	121
MTS Systems Corp.	1,800	119
* Plexus Corp.	3,000	118
* H&E Equipment Services Inc.	3,200	116
HEICO Corp.	2,343	115
Seaspan Corp. Class A	5,000	114
* Benchmark Electronics Inc.	4,600	111
ManTech International Corp. Class A	4,100	111
Knight Transportation Inc.	4,600	110
Kelly Services Inc. Class A	6,900	110
Sturm Ruger & Co. Inc.	2,200	110
* II-VI Inc.	8,000	110
Aircastle Ltd.	6,100	110
* Tutor Perini Corp.	4,000	109
HEICO Corp. Class A	2,700	109
US Ecology Inc.	2,400	109
Kaman Corp.	2,700	108
* Wesco Aircraft Holdings Inc.	5,600	106
* Atlas Air Worldwide Holdings Inc.	3,100	106
* Coherent Inc.	1,800	106
Standex International Corp.	1,600	106
Acacia Research Corp.	6,100	104
* Greatbatch Inc.	2,100	104
* Trex Co. Inc.	3,600	101
Encore Wire Corp.	2,400	101
Ship Finance International Ltd.	5,513	100
RBC Bearings Inc.	1,800	100
Matson Inc.	3,700	100
John Bean Technologies Corp.	3,800	99
Mueller Water Products Inc. Class A	12,700	98
* Rogers Corp.	1,700	98
AZZ Inc.	2,200	96
Textainer Group Holdings Ltd.	2,600	95
Schnitzer Steel Industries Inc.	3,500	93
* GenCorp Inc.	5,200	92
Universal Forest Products Inc.	2,100	92
G&K Services Inc. Class A	1,900	91
Simpson Manufacturing Co. Inc.	3,000	91
Federal Signal Corp.	6,300	91
* Newport Corp.	5,000	87
* FARO Technologies Inc.	1,700	86
NACCO Industries Inc. Class A	1,800	86
Gorman-Rupp Co.	2,900	84
Nordic American Tankers Ltd.	9,698	84
* UTi Worldwide Inc.	8,700	82
American Science & Engineering Inc.	1,300	82
* Monster Worldwide Inc.	12,300	80

*	ServiceSource International Inc.	17,900	79
*	Diana Shipping Inc.	8,100	79
	ESCO Technologies Inc.	2,300	77
	Lindsay Corp.	900	73
	Navios Maritime Holdings Inc.	8,900	71
	AAR Corp.	2,600	70
	American Railcar Industries Inc.	1,000	68
*	Taser International Inc.	5,600	68
	Apogee Enterprises Inc.	2,000	65
*	Checkpoint Systems Inc.	5,300	65
	Myers Industries Inc.	3,500	65
	Primoris Services Corp.	2,700	64
*	Era Group Inc.	2,400	64
*	Team Inc.	1,600	63
	Astec Industries Inc.	1,600	62
*	Sykes Enterprises Inc.	3,000	62
	Cubic Corp.	1,400	61
	McGrath RentCorp	1,700	59
	Insperity Inc.	1,800	57
*	DXP Enterprises Inc.	800	57
	Viad Corp.	2,600	55
	Black Box Corp.	2,530	52
	CTS Corp.	3,000	52
	Resources Connection Inc.	3,400	51
	Albany International Corp.	1,400	50
	Badger Meter Inc.	1,000	50
	Daktronics Inc.	4,400	49
	Park Electrochemical Corp.	1,700	48
	Comfort Systems USA Inc.	3,200	48
*	TeleTech Holdings Inc.	1,700	47
*	EnerNOC Inc.	2,600	47
*	TTM Technologies Inc.	6,100	46
	Griffon Corp.	4,200	45
*	Aerovironment Inc.	1,400	44
	Powell Industries Inc.	700	41
*	Nuverra Environmental Solutions Inc.	1,380	26
*	Engility Holdings Inc.	673	23
*	Higher One Holdings Inc.	5,500	23
			340,975
Oil & Gas (4.8%)
	Exxon Mobil Corp.	549,985	54,416
	Chevron Corp.	244,188	31,559
	Schlumberger Ltd.	167,863	18,195
	ConocoPhillips	154,389	12,737
	Occidental Petroleum Corp.	101,319	9,900
	EOG Resources Inc.	69,674	7,625
	Halliburton Co.	107,981	7,450
	Anadarko Petroleum Corp.	64,680	6,911
	Phillips 66	74,672	6,057
	Apache Corp.	56,650	5,816
	Williams Cos. Inc.	95,921	5,432
	National Oilwell Varco Inc.	53,314	4,321
	Pioneer Natural Resources Co.	17,851	3,953
	Devon Energy Corp.	49,680	3,751
	Baker Hughes Inc.	54,055	3,717
	Hess Corp.	34,951	3,459
	Valero Energy Corp.	66,661	3,386

Marathon Oil Corp.	84,548	3,276
Marathon Petroleum Corp.	37,356	3,118
Noble Energy Inc.	44,273	2,944
Kinder Morgan Inc.	80,745	2,905
* Concho Resources Inc.	16,273	2,291
* Weatherford International plc	101,903	2,280
Chesapeake Energy Corp.	82,164	2,167
* FMC Technologies Inc.	35,169	2,138
* Cheniere Energy Inc.	29,577	2,093
* Cameron International Corp.	28,025	1,987
EQT Corp.	18,855	1,769
* Southwestern Energy Co.	43,052	1,747
Cabot Oil & Gas Corp.	51,082	1,683
Range Resources Corp.	19,722	1,491
Cimarex Energy Co.	10,441	1,452
Ensco plc Class A	28,584	1,448
HollyFrontier Corp.	29,714	1,397
Noble Corp. plc	44,429	1,394
Murphy Oil Corp.	20,823	1,294
Helmerich & Payne Inc.	12,100	1,286
Tesoro Corp.	20,600	1,268
* Whiting Petroleum Corp.	14,100	1,248
Nabors Industries Ltd.	33,711	916
Oceaneering International Inc.	12,600	856
Core Laboratories NV	5,500	805
* Continental Resources Inc.	5,206	764
OGE Energy Corp.	21,000	755
QEP Resources Inc.	21,499	711
Denbury Resources Inc.	40,426	685
* Newfield Exploration Co.	16,701	673
Energen Corp.	8,100	661
* Cobalt International Energy Inc.	39,792	637
SM Energy Co.	7,900	620
* Oasis Petroleum Inc.	11,300	604
Superior Energy Services Inc.	17,835	599
Patterson-UTI Energy Inc.	16,959	583
* First Solar Inc.	8,970	566
* Dresser-Rand Group Inc.	9,000	536
* WPX Energy Inc.	25,799	531
* Gulfport Energy Corp.	9,700	518
* Diamondback Energy Inc.	6,200	510
* Kodiak Oil & Gas Corp.	32,800	510
Rowan Cos. plc Class A	16,488	503
* NOW Inc.	13,334	429
* Dril-Quip Inc.	4,200	423
Targa Resources Corp.	3,300	421
* Ultra Petroleum Corp.	18,255	418
^ Diamond Offshore Drilling Inc.	8,818	413
* NorthStar Asset Management Corp. Inc.	22,048	395
* Oil States International Inc.	6,400	392
* Rosetta Resources Inc.	7,400	378
Western Refining Inc.	8,874	363
* Antero Resources Corp.	6,200	358
* Laredo Petroleum Inc.	13,000	353
SemGroup Corp. Class A	4,500	347
Bristow Group Inc.	4,700	335
* Civeo Corp.	12,800	325

	CARBO Ceramics Inc.	2,600	324
*	Atwood Oceanics Inc.	6,700	323
*,^ SandRidge Energy Inc.		50,600	302
*	Unit Corp.	4,700	298
	PBF Energy Inc. Class A	10,799	293
*	MRC Global Inc.	10,900	292
	Tidewater Inc.	6,100	288
*	Carrizo Oil & Gas Inc.	4,600	283
*	GT Advanced Technologies Inc.	20,400	282
*	InterOil Corp.	4,900	277
*	C&J Energy Services Inc.	9,100	273
*	Helix Energy Solutions Group Inc.	10,400	264
*	Chart Industries Inc.	3,300	251
*	Stone Energy Corp.	6,456	246
	Exterran Holdings Inc.	5,800	245
	Energy XXI Bermuda Ltd.	12,200	244
*	Pioneer Energy Services Corp.	15,700	231
*	Halcon Resources Corp.	38,200	227
*	Matador Resources Co.	8,300	224
*	PDC Energy Inc.	4,100	222
*	SunPower Corp. Class A	5,700	209
*	Kosmos Energy Ltd.	20,779	200
*	Forum Energy Technologies Inc.	6,000	200
^	CVR Energy Inc.	4,200	198
	Delek US Holdings Inc.	6,580	192
*	Key Energy Services Inc.	31,100	191
*	McDermott International Inc.	25,277	185
*	SEACOR Holdings Inc.	2,400	182
	Comstock Resources Inc.	7,200	170
*	Bonanza Creek Energy Inc.	3,000	168
*	Basic Energy Services Inc.	6,700	161
*	Hornbeck Offshore Services Inc.	3,500	153
*	Magnum Hunter Resources Corp.	23,700	152
*	Pacific Drilling SA	15,800	150
*	Parker Drilling Co.	23,300	144
	RPC Inc.	6,300	142
*	Bill Barrett Corp.	5,600	134
*	Matrix Service Co.	5,000	134
*	Seventy Seven Energy Inc.	5,868	132
*	Swift Energy Co.	11,400	126
*	Newpark Resources Inc.	10,100	124
*	Rice Energy Inc.	4,500	118
*	Clayton Williams Energy Inc.	1,100	117
*	Geospace Technologies Corp.	2,900	117
*	Canadian Solar Inc.	4,600	115
	EXCO Resources Inc.	23,425	108
*	Northern Oil and Gas Inc.	6,600	106
*	Goodrich Petroleum Corp.	5,000	96
*	TETRA Technologies Inc.	8,400	92
*	Contango Oil & Gas Co.	2,100	84
*	Approach Resources Inc.	3,900	82
	Gulfmark Offshore Inc.	2,000	77
	Frank's International NV	3,300	76
*	Rex Energy Corp.	5,300	73
	Ocean Rig UDW Inc.	3,900	68
	W&T Offshore Inc.	5,000	67
*	EP Energy Corp. Class A	2,700	54

* ION Geophysical Corp.	11,500	43
* Quicksilver Resources Inc.	21,800	41
* Hercules Offshore Inc.	10,400	37
* PHI Inc.	385	15
* Forest Oil Corp.	6,900	14
		260,690
Other (0.1%) [3]
4 Vanguard FTSE Emerging Markets ETF	147,797	6,462

Technology (7.8%)
Apple Inc.	772,057	73,785
Microsoft Corp.	947,667	40,901
International Business Machines Corp.	129,020	24,729
* Google Inc. Class A	37,738	21,871
Intel Corp.	634,649	21,508
* Google Inc. Class C	34,717	19,844
* Facebook Inc. Class A	251,712	18,287
Oracle Corp.	436,929	17,648
Cisco Systems Inc.	655,487	16,538
QUALCOMM Inc.	216,153	15,930
Hewlett-Packard Co.	241,825	8,611
EMC Corp.	257,967	7,558
Texas Instruments Inc.	134,291	6,211
* Adobe Systems Inc.	63,393	4,381
* Micron Technology Inc.	137,222	4,192
* Cognizant Technology Solutions Corp. Class A	85,408	4,189
* Yahoo! Inc.	111,254	3,984
* salesforce.com inc	73,328	3,978
Corning Inc.	173,928	3,418
Western Digital Corp.	32,646	3,259
Applied Materials Inc.	148,782	3,118
SanDisk Corp.	32,415	2,973
Intuit Inc.	33,180	2,720
Broadcom Corp. Class A	67,705	2,590
Seagate Technology plc	42,583	2,495
* Twitter Inc.	50,900	2,300
Avago Technologies Ltd. Class A	30,229	2,097
Symantec Corp.	86,605	2,049
* Cerner Corp.	36,506	2,015
* Citrix Systems Inc.	29,454	1,995
Motorola Solutions Inc.	30,310	1,930
* NXP Semiconductor NV	30,000	1,871
Analog Devices Inc.	37,521	1,862
* Autodesk Inc.	34,481	1,840
NetApp Inc.	45,844	1,781
* Juniper Networks Inc.	73,104	1,721
* Check Point Software Technologies Ltd.	24,769	1,681
KLA-Tencor Corp.	19,792	1,415
Lam Research Corp.	19,711	1,380
* Red Hat Inc.	23,586	1,371
NVIDIA Corp.	78,248	1,369
Altera Corp.	40,679	1,331
Xilinx Inc.	32,297	1,328
* Gartner Inc.	18,700	1,279
* Akamai Technologies Inc.	20,902	1,234
* VMware Inc. Class A	12,304	1,223
Linear Technology Corp.	27,651	1,220

*	Equinix Inc.	5,527	1,186
	Skyworks Solutions Inc.	22,800	1,157
*	F5 Networks Inc.	9,930	1,118
	CA Inc.	37,250	1,076
	Computer Sciences Corp.	17,090	1,066
*	Workday Inc. Class A	12,045	1,010
	Maxim Integrated Products Inc.	34,036	998
	Microchip Technology Inc.	22,130	996
	Brocade Communications Systems Inc.	100,100	922
*	Concur Technologies Inc.	9,400	874
*	Yandex NV Class A	28,762	871
*	Teradata Corp.	20,236	853
	Harris Corp.	12,338	842
*	ANSYS Inc.	10,755	827
	Amdocs Ltd.	17,538	795
*	VeriSign Inc.	14,366	776
	Garmin Ltd.	13,136	723
*	Informatica Corp.	22,300	707
	Marvell Technology Group Ltd.	52,279	697
*	Polycom Inc.	53,607	687
	Pitney Bowes Inc.	24,847	672
*	Cree Inc.	14,215	671
*	SunEdison Inc.	32,500	650
*,^ 3D Systems Corp.		12,700	637
*	NCR Corp.	20,214	626
*	MICROS Systems Inc.	9,200	622
*	Synopsys Inc.	15,919	601
*	athenahealth Inc.	4,600	572
*	CommVault Systems Inc.	11,690	561
*	Nuance Communications Inc.	30,600	556
*	TIBCO Software Inc.	28,336	547
	IAC/InterActiveCorp	8,019	539
*	Stratasys Ltd.	5,300	533
*	Cadence Design Systems Inc.	31,565	531
*	VeriFone Systems Inc.	15,100	506
*	Ultimate Software Group Inc.	3,700	499
*	Ingram Micro Inc.	16,700	479
*	ON Semiconductor Corp.	54,467	466
*	Aspen Technology Inc.	10,600	460
*	PTC Inc.	12,700	457
	Solera Holdings Inc.	7,100	454
*	ARRIS Group Inc.	13,068	447
*	RF Micro Devices Inc.	38,500	430
*	Riverbed Technology Inc.	23,700	424
*	Allscripts Healthcare Solutions Inc.	26,600	423
*	NetSuite Inc.	5,019	423
	Teradyne Inc.	22,700	414
*	Palo Alto Networks Inc.	5,000	404
*	Splunk Inc.	8,598	404
*	Rackspace Hosting Inc.	13,100	397
*	FireEye Inc.	11,100	394
	DST Systems Inc.	4,291	386
*	Atmel Corp.	46,300	380
*	Fortinet Inc.	15,300	376
*	Synaptics Inc.	5,200	376
*	SINA Corp.	7,700	373
*	SS&C Technologies Holdings Inc.	8,468	367

*	Envestnet Inc.	8,400	366
*	AOL Inc.	9,091	350
*	Tableau Software Inc. Class A	5,331	347
*	Cavium Inc.	7,200	336
*	ServiceNow Inc.	5,700	335
*	JDS Uniphase Corp.	28,200	335
	CDW Corp.	10,817	334
	Lexmark International Inc. Class A	6,800	327
*	TriQuint Semiconductor Inc.	17,400	313
	Plantronics Inc.	6,600	310
*	Tyler Technologies Inc.	3,400	308
*	ViaSat Inc.	5,200	304
*	SolarWinds Inc.	7,200	296
	Leidos Holdings Inc.	7,869	291
*	Medidata Solutions Inc.	6,400	287
*	Verint Systems Inc.	6,000	282
*	Manhattan Associates Inc.	9,400	276
*	Demandware Inc.	4,500	271
	j2 Global Inc.	5,400	264
*	Rovi Corp.	11,299	264
*,^ Advanced Micro Devices Inc.		66,906	262
*	Integrated Device Technology Inc.	18,100	260
*	Dealertrack Technologies Inc.	6,900	259
*	ACI Worldwide Inc.	13,500	253
*	CommScope Holding Co. Inc.	10,200	251
	Diebold Inc.	6,626	250
*	Qlik Technologies Inc.	9,300	246
*	Microsemi Corp.	10,000	240
*	Tech Data Corp.	3,800	239
*	Ciena Corp.	12,200	238
*	Fairchild Semiconductor International Inc. Class A	15,500	236
*	EchoStar Corp. Class A	4,600	233
*	Guidewire Software Inc.	5,600	227
	InterDigital Inc.	5,100	225
*	Freescale Semiconductor Ltd.	10,856	217
	Mentor Graphics Corp.	11,000	217
*	Electronics For Imaging Inc.	4,900	216
	Power Integrations Inc.	4,000	215
	Intersil Corp. Class A	16,500	212
*	Progress Software Corp.	9,100	211
*	Loral Space & Communications Inc.	2,900	210
*	InvenSense Inc.	9,000	207
*	Aruba Networks Inc.	11,300	202
*	Amkor Technology Inc.	22,600	200
*	NetScout Systems Inc.	4,700	200
*	Silicon Laboratories Inc.	4,900	200
*	Cornerstone OnDemand Inc.	4,700	197
*	International Rectifier Corp.	7,700	191
*	Cirrus Logic Inc.	8,500	191
*	SYNNEX Corp.	2,900	187
*	Finisar Corp.	9,400	185
	Cypress Semiconductor Corp.	18,100	183
	Fair Isaac Corp.	3,200	183
*	Sohu.com Inc.	3,200	182
*	OmniVision Technologies Inc.	8,100	181
*	Syntel Inc.	2,100	181
	Cogent Communications Holdings Inc.	5,200	181

	Science Applications International Corp.	4,053	169
*	Entegris Inc.	14,600	168
*	Semtech Corp.	7,500	167
*	CACI International Inc. Class A	2,400	166
	Blackbaud Inc.	4,500	165
*	iGATE Corp.	4,500	161
*	PMC-Sierra Inc.	23,700	160
	Compuware Corp.	17,322	158
*	BroadSoft Inc.	6,400	156
	Forrester Research Inc.	4,000	155
*	Infinera Corp.	16,600	153
	MKS Instruments Inc.	4,800	153
*	InterXion Holding NV	5,600	152
*	Rambus Inc.	13,100	151
	Monolithic Power Systems Inc.	3,500	144
*	Sapient Corp.	9,700	143
*	MicroStrategy Inc. Class A	1,000	143
	Advent Software Inc.	4,400	143
*	MedAssets Inc.	6,700	142
*	Diodes Inc.	5,500	140
*	ScanSource Inc.	3,900	140
*	Synchronoss Technologies Inc.	3,400	137
*	FleetMatics Group plc	4,200	133
	NIC Inc.	7,800	132
*	Silicon Image Inc.	26,200	131
*	QLogic Corp.	14,100	128
*	Kulicke & Soffa Industries Inc.	9,400	128
*	Lattice Semiconductor Corp.	18,600	127
	Tessera Technologies Inc.	5,000	127
*	Spansion Inc. Class A	6,600	125
*	RealPage Inc.	7,300	118
*	Shutterstock Inc.	1,500	117
	ADTRAN Inc.	5,000	111
	Micrel Inc.	10,500	110
*	Insight Enterprises Inc.	4,100	108
*	Unisys Corp.	4,800	102
*	Dycom Industries Inc.	3,400	96
*	Sonus Networks Inc.	27,039	95
*	NETGEAR Inc.	3,000	94
*	Premiere Global Services Inc.	7,000	92
*	Bottomline Technologies de Inc.	3,200	91
*	Premier Inc. Class A	3,200	91
*	LogMeIn Inc.	2,100	85
	Pegasystems Inc.	3,800	81
*	Exar Corp.	8,400	81
*	Silicon Graphics International Corp.	8,500	81
*,^ VirnetX Holding Corp.		5,700	80
	Computer Programs & Systems Inc.	1,200	79
*	Cabot Microelectronics Corp.	1,900	76
	CSG Systems International Inc.	2,900	76
*	Perficient Inc.	4,400	75
*	EPAM Systems Inc.	1,800	70
*	Web.com Group Inc.	2,500	66
*	Blucora Inc.	3,800	65
*	Interactive Intelligence Group Inc.	1,400	64
	Brooks Automation Inc.	6,200	63
*	Ultratech Inc.	2,600	62

Comtech Telecommunications Corp.	1,800	61
* Harmonic Inc.	10,000	60
Quality Systems Inc.	3,800	59
Epiq Systems Inc.	4,000	58
* Advanced Energy Industries Inc.	3,300	56
Monotype Imaging Holdings Inc.	1,800	54
* Ubiquiti Networks Inc.	1,300	50
* Marketo Inc.	1,800	49
* Comverse Inc.	1,900	49
* Applied Micro Circuits Corp.	5,600	47
* Ixia	3,900	42
* Digital River Inc.	2,900	41
Ebix Inc.	3,200	40
* Emulex Corp.	6,700	39
* Infoblox Inc.	3,000	36
* Extreme Networks Inc.	6,200	29
* Entropic Communications Inc.	9,500	27
		428,935
Telecommunications (1.1%)
Verizon Communications Inc.	527,874	26,615
AT&T Inc.	665,331	23,679
CenturyLink Inc.	70,948	2,784
* SBA Communications Corp. Class A	14,834	1,586
* Level 3 Communications Inc.	23,300	1,025
* T-Mobile US Inc.	30,488	1,004
Frontier Communications Corp.	120,102	787
Windstream Holdings Inc.	67,996	779
* Sprint Corp.	103,621	762
* tw telecom inc Class A	16,400	668
Telephone & Data Systems Inc.	11,473	287
Consolidated Communications Holdings Inc.	6,800	152
Shenandoah Telecommunications Co.	4,875	135
* United States Cellular Corp.	2,700	105
* Cincinnati Bell Inc.	20,800	79
* General Communication Inc. Class A	5,400	60
EarthLink Holdings Corp.	14,900	59
Atlantic Tele-Network Inc.	800	47
* NII Holdings Inc.	20,387	14
* Leap Wireless International Inc. CVR	5,200	13
		60,640
Utilities (1.6%)
Duke Energy Corp.	88,432	6,379
NextEra Energy Inc.	53,462	5,020
Southern Co.	109,304	4,732
Dominion Resources Inc.	68,694	4,646
Spectra Energy Corp.	101,751	4,164
Exelon Corp.	106,268	3,303
American Electric Power Co. Inc.	58,467	3,040
Sempra Energy	27,373	2,729
PPL Corp.	75,573	2,493
NiSource Inc.	66,016	2,487
PG&E Corp.	53,384	2,385
Edison International	39,177	2,147
CenterPoint Energy Inc.	88,063	2,142
Public Service Enterprise Group Inc.	58,819	2,069
Consolidated Edison Inc.	32,688	1,833

Xcel Energy Inc.	57,973	1,786
Empire District Electric Co.	68,300	1,674
Vectren Corp.	43,896	1,672
Northeast Utilities	36,782	1,615
AES Corp.	109,811	1,604
ONEOK Inc.	24,806	1,598
FirstEnergy Corp.	50,161	1,566
Entergy Corp.	20,561	1,497
DTE Energy Co.	19,891	1,468
TECO Energy Inc.	76,061	1,328
NRG Energy Inc.	41,932	1,298
MGE Energy Inc.	30,235	1,137
American Water Works Co. Inc.	22,656	1,082
Ameren Corp.	25,767	991
Wisconsin Energy Corp.	21,657	944
* Calpine Corp.	40,084	883
Pepco Holdings Inc.	30,795	827
AGL Resources Inc.	13,100	676
CMS Energy Corp.	22,348	647
Pinnacle West Capital Corp.	11,740	628
UGI Corp.	12,900	626
National Fuel Gas Co.	8,600	593
Integrys Energy Group Inc.	9,000	590
ITC Holdings Corp.	15,700	567
Atmos Energy Corp.	11,000	532
SCANA Corp.	9,927	505
Alliant Energy Corp.	7,777	439
UNS Energy Corp.	7,100	429
Aqua America Inc.	17,825	424
Westar Energy Inc. Class A	11,600	418
IDACORP Inc.	7,500	402
Black Hills Corp.	7,500	395
Portland General Electric Co.	12,300	393
Questar Corp.	17,125	381
Cleco Corp.	6,800	379
NorthWestern Corp.	7,900	365
* Dynegy Inc. Class A	13,700	364
Great Plains Energy Inc.	13,600	337
ALLETE Inc.	6,800	319
SJW Corp.	9,380	251
Southwest Gas Corp.	4,900	243
Avista Corp.	7,800	242
New Jersey Resources Corp.	4,400	225
UIL Holdings Corp.	5,900	207
WGL Holdings Inc.	5,300	207
Piedmont Natural Gas Co. Inc.	5,800	201
PNM Resources Inc.	7,700	198
ONE Gas Inc.	5,476	197
Northwest Natural Gas Co.	4,500	194
Laclede Group Inc.	3,900	183
Hawaiian Electric Industries Inc.	7,700	182
South Jersey Industries Inc.	3,200	171
El Paso Electric Co.	4,200	155
California Water Service Group	4,300	98
American States Water Co.	3,000	92

Ormat Technologies Inc.			1,800	46
				86,040
Total United States				2,689,746
Total Common Stocks (Cost $4,415,847)				5,465,884
	Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[5,6] Vanguard Market Liquidity Fund	0.118%		63,611,000	63,611

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[7,8] Fannie Mae Discount Notes	0.075%	10/15/14	700	700
[8,9] Federal Home Loan Bank Discount Notes	0.065%	8/29/14	600	600
[8,9] Federal Home Loan Bank Discount Notes	0.080%	9/5/14	800	800
				2,100
Total Temporary Cash Investments (Cost $65,711)				65,711
Total Investments (100.7%) (Cost $4,481,558)				5,531,595
Other Assets and Liabilities-Net (-0.7%)[6]				(38,605)
Net Assets (100%)				5,492,990

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,248,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $3,412,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $38,068,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Total World Stock Index Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	2,689,733	—	13
Common Stocks—International	340,381	2,434,298	1,459
Temporary Cash Investments	63,611	2,100	—
Futures Contracts—Liabilities[1]	(399)	—	—
Forward Currency Contracts—Assets	—	22	—
Forward Currency Contracts—Liabilities	—	(115)	—
Total	3,093,326	2,436,305	1,472
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

Total World Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	134	12,896	(216)
Dow Jones EURO STOXX 50 Index	September 2014	82	3,422	(205)
FTSE 100 Index	September 2014	27	3,046	(45)
Topix Index	September 2014	20	2,514	84
E-mini S&P Mid-Cap 400 Index	September 2014	17	2,325	(53)
S&P ASX 200 Index	September 2014	11	1,424	36
				(399)

Total World Stock Index Fund

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P Mid-Cap 400 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	9/24/14	EUR	2,587	USD	3,514	(49)
Bank of America NA	9/24/14	GBP	1,820	USD	3,084	(12)
BNP Paribas	9/17/14	JPY	233,228	USD	2,292	(24)
Bank of America NA	9/23/14	AUD	1,338	USD	1,242	(3)
BNP Paribas	9/24/14	EUR	452	USD	618	(12)
Citibank NA	9/23/14	AUD	548	USD	513	(6)
Deutsche Bank AG	9/24/14	GBP	269	USD	458	(4)
UBS AG	9/24/14	EUR	286	USD	384	(1)
Deutsche Bank AG	9/17/14	JPY	38,220	USD	375	(4)
UBS AG	9/24/14	USD	884	EUR	651	13
UBS AG	9/24/14	USD	451	GBP	266	3
BNP Paribas	9/23/14	USD	377	AUD	403	4
Bank of America NA	9/17/14	USD	247	JPY	25,216	2
						(93)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2014, the cost of investment securities for tax purposes was $4,487,873,000. Net unrealized appreciation of investment securities for tax purposes was $1,043,722,000, consisting of unrealized gains of $1,160,380,000 on securities that had risen in value since their purchase and $116,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (5.8%)
Commonwealth Bank of Australia	1,846,859	142,449
BHP Billiton Ltd.	3,683,180	130,778
Westpac Banking Corp.	3,534,927	112,412
Australia & New Zealand Banking Group Ltd.	3,117,134	97,323
National Australia Bank Ltd.	2,636,541	85,608
Wesfarmers Ltd.	1,306,660	52,913
Woolworths Ltd.	1,408,109	47,995
CSL Ltd.	587,864	36,626
Woodside Petroleum Ltd.	822,676	32,294
Rio Tinto Ltd.	500,122	30,380
Telstra Corp. Ltd.	5,049,746	25,608
Macquarie Group Ltd.	367,310	19,658
Suncorp Group Ltd.	1,490,223	19,594
* Scentre Group	5,941,993	18,775
AMP Ltd.	3,394,354	17,135
Origin Energy Ltd.	1,246,500	16,416
Insurance Australia Group Ltd.	2,659,338	15,477
* Westfield Corp.	2,236,547	15,434
Brambles Ltd.	1,782,718	15,433
Santos Ltd.	1,106,274	14,821
Transurban Group	2,062,953	14,814
QBE Insurance Group Ltd.	1,383,425	13,983
Amcor Ltd.	1,403,777	13,436
Oil Search Ltd.	1,325,954	11,597
Aurizon Holdings Ltd.	2,354,845	10,873
Stockland	2,648,127	9,919
Goodman Group	1,967,233	9,644
* Newcrest Mining Ltd.	881,655	8,808
AGL Energy Ltd.	633,991	8,642
Orica Ltd.	421,710	8,517
Fortescue Metals Group Ltd.	1,864,832	8,361
Lend Lease Group	619,341	7,729
GPT Group	2,048,035	7,711
Sonic Healthcare Ltd.	459,240	7,681
ASX Ltd.	220,290	7,357
Dexus Property Group	6,615,273	7,268
Computershare Ltd.	579,867	6,998
Mirvac Group	4,178,749	6,990
Crown Resorts Ltd.	445,888	6,672
Ramsay Health Care Ltd.	148,436	6,613
James Hardie Industries plc	515,516	6,402
APA Group	923,456	6,374
Asciano Ltd.	1,105,338	6,136
Seek Ltd.	384,949	5,819
Bendigo and Adelaide Bank Ltd.	463,094	5,448
Coca-Cola Amatil Ltd.	630,931	5,381
Tatts Group Ltd.	1,589,796	5,221
Incitec Pivot Ltd.	1,864,889	5,104
CFS Retail Property Trust Group	2,433,442	4,877

	Sydney Airport	1,196,757	4,747
	Bank of Queensland Ltd.	392,658	4,532
	Challenger Ltd.	605,828	4,486
	Boral Ltd.	879,411	4,326
*	Alumina Ltd.	2,767,473	4,069
	WorleyParsons Ltd.	245,904	4,051
	Federation Centres	1,646,549	3,914
	Toll Holdings Ltd.	774,856	3,893
	Aristocrat Leisure Ltd.	733,416	3,847
	Cochlear Ltd.	65,340	3,836
	Iluka Resources Ltd.	464,577	3,764
*	BlueScope Steel Ltd.	635,089	3,650
	Caltex Australia Ltd.	153,397	3,490
	Treasury Wine Estates Ltd.	738,627	3,385
	ALS Ltd.	413,733	2,967
	Echo Entertainment Group Ltd.	950,959	2,913
	Ansell Ltd.	164,176	2,882
	Metcash Ltd.	1,018,995	2,753
	Tabcorp Holdings Ltd.	837,954	2,708
	Flight Centre Travel Group Ltd.	62,014	2,705
	REA Group Ltd.	58,233	2,536
	Perpetual Ltd.	53,429	2,397
	SP AusNet	1,851,333	2,306
	Leighton Holdings Ltd.	110,552	2,248
*	Sims Metal Management Ltd.	196,620	2,155
	Australand Property Group	516,960	2,146
	Downer EDI Ltd.	476,117	2,124
	IOOF Holdings Ltd.	258,755	2,077
	DuluxGroup Ltd.	407,983	2,071
	CSR Ltd.	584,267	2,032
	Adelaide Brighton Ltd.	537,278	1,812
	Orora Ltd.	1,307,446	1,761
*	Qantas Airways Ltd.	1,369,826	1,679
	Harvey Norman Holdings Ltd.	586,409	1,664
	Fairfax Media Ltd.	2,058,319	1,620
	TPG Telecom Ltd.	315,857	1,604
*	Recall Holdings Ltd.	336,409	1,602
	Platinum Asset Management Ltd.	248,987	1,464
	OZ Minerals Ltd.	322,960	1,373
	Macquarie Atlas Roads Group	440,460	1,364
	Seven West Media Ltd.	698,180	1,312
	Envestra Ltd.	1,016,218	1,222
	Goodman Fielder Ltd.	2,036,349	1,211
	Arrium Ltd.	1,487,156	1,117
	Shopping Centres Australasia Property Group	673,743	1,107
*,^ Whitehaven Coal Ltd.		645,761	1,007
	GWA Group Ltd.	349,714	945
	Nufarm Ltd.	183,942	735
	New Hope Corp. Ltd.	258,978	715
	Atlas Iron Ltd.	948,270	551
*	Ten Network Holdings Ltd.	1,817,781	476
*	Gunns Ltd.	649,105	97
			1,302,952
Austria (0.2%)
	Erste Group Bank AG	327,491	8,409
	OMV AG	165,321	6,649
	Voestalpine AG	132,579	5,835

Andritz AG	87,046	4,712
IMMOFINANZ AG	1,150,169	3,627
Raiffeisen Bank International AG	130,022	3,571
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,533	2,260
^ Verbund AG	75,107	1,413
* BUWOG AG	56,468	1,087
Telekom Austria AG	75,875	727
Strabag SE	17,306	464
		38,754
Belgium (0.8%)
Anheuser-Busch InBev NV	917,355	99,014
* KBC Groep NV	317,102	17,189
UCB SA	135,589	12,437
Solvay SA Class A	67,163	10,845
Ageas	251,464	9,025
Groupe Bruxelles Lambert SA	86,703	8,623
Delhaize Group SA	118,782	7,752
Umicore SA	134,122	6,482
Belgacom SA	156,529	5,115
Colruyt SA	86,322	4,180
* Telenet Group Holding NV	59,790	3,196
		183,858
Brazil (2.4%)
Itau Unibanco Holding SA ADR	2,966,045	45,677
Petroleo Brasileiro SA ADR	2,258,520	37,988
Banco Bradesco SA ADR	2,433,959	37,191
Petroleo Brasileiro SA ADR	1,723,255	27,469
AMBEV SA ADR	3,324,175	22,904
BRF SA	862,062	21,088
Vale SA Class B Pfd. ADR	1,620,030	20,736
Vale SA Class B ADR	1,158,122	16,619
Cielo SA	830,484	15,191
Itausa - Investimentos Itau SA Preference Shares	3,615,052	15,122
AMBEV SA	2,047,340	14,141
Banco do Brasil SA	975,686	11,921
Kroton Educacional SA	431,823	11,500
BM&FBovespa SA	2,143,429	11,441
Ultrapar Participacoes SA	439,237	10,116
BB Seguridade Participacoes SA	683,728	9,975
Vale SA Preference Shares	725,046	9,309
Banco Bradesco SA	577,523	9,006
CCR SA	985,853	7,752
Banco Santander Brasil SA	1,086,876	7,301
Petroleo Brasileiro SA	851,132	6,749
Embraer SA ADR	177,240	6,742
Vale SA	399,190	5,727
Cia Brasileira de Distribuicao ADR	111,872	5,395
Itau Unibanco Holding SA	316,899	4,640
Cia Energetica de Minas Gerais ADR	552,027	4,538
Grupo BTG Pactual	290,489	4,527
Gerdau SA ADR	741,118	4,358
Lojas Renner SA	142,082	4,290
BR Malls Participacoes SA	482,613	4,169
Souza Cruz SA	438,072	4,066
Telefonica Brasil SA Preference Shares	198,991	4,000
Lojas Americanas SA Preference Shares	604,015	3,847

WEG SA	313,012	3,753
BRF SA ADR	150,343	3,683
Petroleo Brasileiro SA Preference Shares	433,739	3,652
Tractebel Energia SA	235,008	3,521
CETIP SA - Mercados Organizados	249,753	3,494
Cia de Saneamento Basico do Estado de Sao Paulo	391,817	3,470
* Hypermarcas SA	426,233	3,399
Itau Unibanco Holding SA Preference Shares	202,650	3,135
Natura Cosmeticos SA	193,131	3,008
Cia Siderurgica Nacional SA ADR	602,598	2,995
JBS SA	807,674	2,973
CPFL Energia SA	331,334	2,892
Telefonica Brasil SA ADR	143,409	2,890
Totvs SA	157,662	2,723
Cia Energetica de Minas Gerais Preference Shares	328,837	2,677
Cia Energetica de Sao Paulo Preference Shares	209,634	2,673
* Klabin SA	532,484	2,664
Bradespar SA Preference Shares	260,668	2,643
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	54,330	2,622
Localiza Rent a Car SA	158,613	2,525
* Fibria Celulose SA	248,600	2,440
Raia Drogasil SA	279,870	2,340
Metalurgica Gerdau SA Preference Shares Class A	315,329	2,243
Tim Participacoes SA ADR	81,069	2,158
M Dias Branco SA	51,162	2,098
Oi SA Preference Shares	3,131,771	2,029
Multiplan Empreendimentos Imobiliarios SA	85,300	2,027
Cosan SA Industria e Comercio	121,834	1,996
ALL - America Latina Logistica SA	500,216	1,918
^ Cia Paranaense de Energia ADR	112,700	1,751
Cyrela Brazil Realty SA Empreendimentos e Participacoes	309,771	1,716
Sul America SA	278,888	1,678
Gerdau SA Preference Shares	282,486	1,662
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	447,154	1,587
Porto Seguro SA	110,512	1,516
Cia Hering	159,714	1,487
BR Properties SA	224,947	1,391
Tim Participacoes SA	258,530	1,370
EcoRodovias Infraestrutura e Logistica SA	226,800	1,370
EDP - Energias do Brasil SA	274,400	1,282
Suzano Papel e Celulose SA Preference Shares Class A	325,600	1,263
Centrais Eletricas Brasileiras SA Preference Shares	252,976	1,214
Duratex SA	320,405	1,182
Cia Siderurgica Nacional SA	217,400	1,097
MRV Engenharia e Participacoes SA	327,300	1,050
Embraer SA	101,400	963
Oi SA	1,421,246	952
AES Tiete SA Preference Shares	112,916	924
Transmissora Alianca de Energia Eletrica SA	98,144	884
Braskem SA ADR	69,554	863
Lojas Americanas SA	162,495	852
Multiplus SA	56,323	823
Centrais Eletricas Brasileiras SA	294,299	811
Light SA	81,164	762
Cia Energetica de Minas Gerais	87,869	717
Gerdau SA	147,684	702
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	38,700	490

Oi SA ADR	681,285	450
Arteris SA	57,398	442
AES Tiete SA	62,900	434
* Usinas Siderurgicas de Minas Gerais SA	126,320	409
Guararapes Confeccoes SA	7,677	338
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	12,968	301
Cia Paranaense de Energia	24,000	259
Braskem SA Preference Shares	33,000	204
Banco Bradesco SA Preference Shares	9,198	140
Cia Paranaense de Energia Preference Shares	4,200	65
Oi SA ADR	46,556	32
* Cia de Transmissao de Energia Eletrica Paulista Rights Exp. 08/19/2014	2,344	4
		541,573
Canada (6.8%)
Royal Bank of Canada	1,652,678	121,971
Toronto-Dominion Bank	2,119,756	110,853
Bank of Nova Scotia	1,390,134	94,359
Suncor Energy Inc.	1,699,529	69,783
Canadian National Railway Co.	848,388	56,715
^ Bank of Montreal	746,741	55,659
Canadian Natural Resources Ltd.	1,258,409	54,856
Enbridge Inc.	957,987	46,961
Manulife Financial Corp.	2,129,837	43,521
Canadian Imperial Bank of Commerce	458,817	42,589
* Valeant Pharmaceuticals International Inc.	354,958	41,614
TransCanada Corp.	807,207	40,495
Canadian Pacific Railway Ltd.	181,803	34,570
Potash Corp. of Saskatchewan Inc.	970,701	34,462
Brookfield Asset Management Inc. Class A	652,109	29,090
Sun Life Financial Inc.	701,769	26,755
Cenovus Energy Inc.	861,727	26,468
Magna International Inc.	241,744	25,960
Goldcorp Inc.	927,032	25,387
Barrick Gold Corp.	1,224,186	22,118
^ Crescent Point Energy Corp.	471,627	19,244
Encana Corp.	851,767	18,342
^ National Bank of Canada	376,430	16,848
Rogers Communications Inc. Class B	416,155	16,252
First Quantum Minerals Ltd.	677,905	16,078
Thomson Reuters Corp.	422,081	15,945
Imperial Oil Ltd.	302,112	15,503
Pembina Pipeline Corp.	365,983	15,333
Agrium Inc.	166,439	15,173
^ BCE Inc.	296,566	13,431
^ Loblaw Cos. Ltd.	265,466	13,057
Teck Resources Ltd. Class B	540,015	12,941
Talisman Energy Inc.	1,186,711	12,418
Alimentation Couche Tard Inc. Class B	447,599	12,250
Canadian Oil Sands Ltd.	554,741	11,849
Power Corp. of Canada	399,048	11,741
Fairfax Financial Holdings Ltd.	24,078	11,336
Shaw Communications Inc. Class B	452,300	11,084
Silver Wheaton Corp.	412,878	10,784
* CGI Group Inc. Class A	299,478	10,742
* Catamaran Corp.	233,332	10,625
Husky Energy Inc.	338,247	10,290
Intact Financial Corp.	153,129	10,213

Great-West Lifeco Inc.	346,147	10,083
^ ARC Resources Ltd.	361,360	9,956
Franco-Nevada Corp.	166,909	9,443
SNC-Lavalin Group Inc.	174,262	9,206
Cameco Corp.	454,160	9,155
Saputo Inc.	145,490	9,029
^ CI Financial Corp.	271,800	8,800
Agnico Eagle Mines Ltd.	236,279	8,785
Power Financial Corp.	269,120	8,673
Tim Hortons Inc.	154,878	8,652
Yamana Gold Inc.	1,002,369	8,550
Canadian Tire Corp. Ltd. Class A	88,402	8,398
TELUS Corp.	238,140	8,313
Canadian Utilities Ltd. Class A	214,642	7,711
Fortis Inc.	246,400	7,582
Pacific Rubiales Energy Corp.	364,716	6,974
Metro Inc.	100,100	6,526
Eldorado Gold Corp.	827,344	6,139
* MEG Energy Corp.	171,100	6,136
Bombardier Inc. Class B	1,649,740	5,644
Finning International Inc.	193,760	5,569
IGM Financial Inc.	114,266	5,391
* BlackBerry Ltd.	576,538	5,388
* Kinross Gold Corp.	1,297,951	5,190
George Weston Ltd.	59,156	4,759
Penn West Petroleum Ltd.	563,862	4,365
RioCan REIT	168,783	4,192
TransAlta Corp.	304,443	3,496
* Turquoise Hill Resources Ltd.	915,570	3,182
Bell Aliant Inc.	87,873	2,490
Barrick Gold Corp.	112,553	2,035
^ Bombardier Inc. Class A	57,933	201
		1,525,678
Chile (0.3%)
Empresa Nacional de Electricidad SA ADR	123,080	5,473
Empresas COPEC SA	429,540	5,262
Enersis SA ADR	286,877	4,837
SACI Falabella	547,475	4,360
Cencosud SA	1,284,577	4,015
Banco Santander Chile ADR	154,420	3,927
* Latam Airlines Group SA	303,234	3,572
Banco de Chile	27,615,318	3,435
Sociedad Quimica y Minera de Chile SA ADR	117,541	3,259
Enersis SA	8,755,223	2,951
Empresas CMPC SA	1,232,574	2,768
Banco de Credito e Inversiones	48,768	2,742
Corpbanca SA	177,219,236	2,089
Aguas Andinas SA Class A	3,310,798	2,088
Colbun SA	8,076,497	2,086
Cia Cervecerias Unidas SA	174,621	1,973
Sociedad Matriz Banco de Chile Class B	5,042,818	1,540
ENTEL Chile SA	117,939	1,428
AES Gener SA	2,769,266	1,383
CAP SA	79,387	1,080
Banco Santander Chile	15,222,058	967
Embotelladora Andina SA Preference Shares	247,251	876
* Latam Airlines Group SA	72,072	827

Empresa Nacional de Electricidad SA	350,630	521
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	55
		63,514
China (3.9%)
* Tencent Holdings Ltd.	5,269,160	85,570
China Mobile Ltd.	5,974,204	65,278
China Construction Bank Corp.	82,779,277	63,336
Industrial & Commercial Bank of China Ltd.	82,680,500	56,390
Bank of China Ltd.	86,376,541	41,278
CNOOC Ltd.	18,457,536	32,649
PetroChina Co. Ltd.	24,424,000	31,655
China Petroleum & Chemical Corp.	29,555,400	28,935
China Life Insurance Co. Ltd.	8,622,000	25,606
Ping An Insurance Group Co. of China Ltd.	2,229,938	18,948
China Overseas Land & Investment Ltd.	4,765,760	14,492
Agricultural Bank of China Ltd.	28,399,715	13,758
China Shenhua Energy Co. Ltd.	3,958,500	11,640
China Merchants Bank Co. Ltd.	5,317,508	10,746
China Telecom Corp. Ltd.	18,834,000	10,616
China Pacific Insurance Group Co. Ltd.	2,610,720	10,254
Lenovo Group Ltd.	6,951,966	9,483
China Unicom Hong Kong Ltd.	5,208,123	9,098
Hengan International Group Co. Ltd.	840,017	8,987
Belle International Holdings Ltd.	6,160,839	7,631
China Minsheng Banking Corp. Ltd.	7,117,560	7,352
Bank of Communications Co. Ltd.	9,362,220	7,173
China Resources Power Holdings Co. Ltd.	2,194,400	6,130
Dongfeng Motor Group Co. Ltd.	3,358,000	5,963
ENN Energy Holdings Ltd.	842,000	5,956
China CITIC Bank Corp. Ltd.	8,989,843	5,952
Brilliance China Automotive Holdings Ltd.	3,142,000	5,904
PICC Property & Casualty Co. Ltd.	3,561,523	5,759
Beijing Enterprises Holdings Ltd.	624,800	5,441
Kunlun Energy Co. Ltd.	3,168,000	5,381
^ Byd Co. Ltd.	806,141	5,337
^ Anhui Conch Cement Co. Ltd.	1,380,500	5,165
China Oilfield Services Ltd.	2,072,000	5,158
China Resources Land Ltd.	2,158,883	5,031
Great Wall Motor Co. Ltd.	1,187,250	4,884
China Merchants Holdings International Co. Ltd.	1,316,893	4,438
China Resources Enterprise Ltd.	1,454,000	4,425
China Communications Construction Co. Ltd.	5,424,000	4,105
China Everbright International Ltd.	3,033,000	4,049
China Longyuan Power Group Corp.	3,861,000	3,923
* GCL-Poly Energy Holdings Ltd.	12,081,000	3,900
Huaneng Power International Inc.	3,512,000	3,898
^ CITIC Pacific Ltd.	1,815,000	3,620
Tsingtao Brewery Co. Ltd.	436,000	3,552
China Gas Holdings Ltd.	1,835,592	3,541
China National Building Material Co. Ltd.	3,318,400	3,309
Sinopharm Group Co. Ltd.	1,123,600	3,293
Shimao Property Holdings Ltd.	1,403,094	3,226
* China Vanke Co. Ltd.	1,456,838	3,226
China State Construction International Holdings Ltd.	1,758,000	3,096
^ Evergrande Real Estate Group Ltd.	6,910,336	2,995
New China Life Insurance Co. Ltd.	819,543	2,968
Jiangxi Copper Co. Ltd.	1,556,000	2,967

	Beijing Enterprises Water Group Ltd.	4,456,000	2,896
^	China Coal Energy Co. Ltd.	4,791,000	2,879
	Guangdong Investment Ltd.	2,564,000	2,875
	Guangzhou Automobile Group Co. Ltd.	2,537,558	2,849
	COSCO Pacific Ltd.	1,856,578	2,790
	Sino Biopharmaceutical Ltd.	3,231,627	2,770
	Haitong Securities Co. Ltd.	1,576,400	2,613
	CITIC Securities Co. Ltd.	1,015,000	2,534
	GOME Electrical Appliances Holding Ltd.	14,784,357	2,495
	Country Garden Holdings Co. Ltd.	4,884,287	2,485
^	Kingsoft Corp. Ltd.	845,000	2,483
	Sihuan Pharmaceutical Holdings Group Ltd.	4,014,000	2,461
*,^ Aluminum Corp. of China Ltd.		5,288,000	2,431
	Sino-Ocean Land Holdings Ltd.	4,139,185	2,417
	Haier Electronics Group Co. Ltd.	841,215	2,402
	China Railway Group Ltd.	4,395,000	2,350
	Weichai Power Co. Ltd.	538,200	2,345
	China Resources Gas Group Ltd.	740,000	2,328
	Longfor Properties Co. Ltd.	1,503,000	2,160
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,056,000	2,109
*,^ China Cinda Asset Management Co. Ltd.		3,565,000	2,032
	Shenzhou International Group Holdings Ltd.	641,944	2,021
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	2,012
	China Railway Construction Corp. Ltd.	2,093,074	2,006
*	China Taiping Insurance Holdings Co. Ltd.	917,000	1,995
	Geely Automobile Holdings Ltd.	4,940,000	1,986
	CSR Corp. Ltd.	2,165,000	1,936
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,297,454	1,908
	Fosun International Ltd.	1,501,500	1,899
	Zhuzhou CSR Times Electric Co. Ltd.	552,000	1,888
2	People's Insurance Co. Group of China Ltd.	4,230,000	1,863
	CSPC Pharmaceutical Group Ltd.	2,388,525	1,855
	Yanzhou Coal Mining Co. Ltd.	2,256,910	1,845
*,^ China Huishan Dairy Holdings Co. Ltd.		7,916,438	1,791
	Zhejiang Expressway Co. Ltd.	1,636,000	1,767
	Zijin Mining Group Co. Ltd.	6,742,000	1,751
	Shanghai Industrial Holdings Ltd.	503,000	1,674
	ANTA Sports Products Ltd.	1,012,000	1,663
	Jiangsu Expressway Co. Ltd.	1,356,000	1,648
	Kingboard Chemical Holdings Ltd.	777,600	1,632
	Datang International Power Generation Co. Ltd.	3,274,000	1,624
	Chongqing Rural Commercial Bank	3,147,000	1,557
	Guangzhou R&F Properties Co. Ltd.	1,050,800	1,541
	China Resources Cement Holdings Ltd.	2,132,000	1,540
*	Shanghai Fosun Pharmaceutical Group Co. Ltd.	452,500	1,490
	Haitian International Holdings Ltd.	635,000	1,488
	ZTE Corp.	706,226	1,476
	Nine Dragons Paper Holdings Ltd.	1,790,331	1,473
	Air China Ltd.	2,384,000	1,455
	China Everbright Ltd.	942,000	1,454
	SOHO China Ltd.	1,727,500	1,452
	Shanghai Electric Group Co. Ltd.	3,270,000	1,451
	China International Marine Containers Group Co. Ltd.	658,220	1,435
	AviChina Industry & Technology Co. Ltd.	2,480,000	1,431
	China Communications Services Corp. Ltd.	2,870,800	1,399
2	Sinopec Engineering Group Co. Ltd.	1,208,093	1,377
	Far East Horizon Ltd.	1,696,445	1,301

	Sinopec Shanghai Petrochemical Co. Ltd.	3,981,000	1,230
	Yuexiu Property Co. Ltd.	5,442,000	1,219
*,^ China COSCO Holdings Co. Ltd.		2,822,800	1,217
	Agile Property Holdings Ltd.	1,430,000	1,215
	Shenzhen International Holdings Ltd.	971,500	1,198
	Franshion Properties China Ltd.	4,060,000	1,197
	Beijing Capital International Airport Co. Ltd.	1,726,000	1,181
	Shanghai Pharmaceuticals Holding Co. Ltd.	627,000	1,165
*,^ China Shipping Container Lines Co. Ltd.		3,933,700	1,136
	Greentown China Holdings Ltd.	878,621	1,129
*,2 Tianhe Chemicals Group Ltd.		3,538,329	1,114
	Sinotrans Ltd.	1,776,000	1,100
	China BlueChemical Ltd.	2,044,000	1,053
	BBMG Corp.	1,330,500	1,036
	Golden Eagle Retail Group Ltd.	800,000	1,030
	Travelsky Technology Ltd.	1,136,000	1,026
	Lee & Man Paper Manufacturing Ltd.	1,665,200	1,010
	Poly Property Group Co. Ltd.	2,043,000	991
*,^ China Yurun Food Group Ltd.		2,074,000	991
2	China Galaxy Securities Co. Ltd.	1,295,000	974
	China Agri-Industries Holdings Ltd.	2,202,200	961
*	China Shipping Development Co. Ltd.	1,460,000	961
^	Huadian Power International Corp. Ltd.	1,544,000	952
	Huadian Fuxin Energy Corp. Ltd.	1,852,134	943
^	Angang Steel Co. Ltd.	1,264,000	936
	China Hongqiao Group Ltd.	1,079,386	923
	Zhongsheng Group Holdings Ltd.	714,500	907
	China Molybdenum Co. Ltd.	1,375,000	907
	Huaneng Renewables Corp. Ltd.	2,708,000	897
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,424,805	896
	KWG Property Holding Ltd.	1,209,500	883
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	534,490	842
	Shenzhen Investment Ltd.	2,414,808	835
*	Hopson Development Holdings Ltd.	676,000	755
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	230,000	730
	Beijing Jingneng Clean Energy Co. Ltd.	1,718,000	725
	Biostime International Holdings Ltd.	159,000	724
^	Huishang Bank Corp. Ltd.	1,605,504	707
	CIMC Enric Holdings Ltd.	592,287	705
*,^ Li Ning Co. Ltd.		1,131,250	684
	China Southern Airlines Co. Ltd.	1,995,000	677
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	235,484	652
	Metallurgical Corp. of China Ltd.	2,795,000	608
	Guangshen Railway Co. Ltd.	1,502,000	603
	Dongfang Electric Corp. Ltd.	348,400	601
	CSG Holding Co. Ltd. Class B	799,812	592
	Zhaojin Mining Industry Co. Ltd.	929,500	579
	China Dongxiang Group Co. Ltd.	2,813,000	547
	Xinjiang Goldwind Science & Technology Co. Ltd.	476,000	540
*	Renhe Commercial Holdings Co. Ltd.	10,734,000	537
	China Zhongwang Holdings Ltd.	1,482,800	534
*	China Eastern Airlines Corp. Ltd.	1,672,000	531
	China National Materials Co. Ltd.	2,270,000	524
	Wumart Stores Inc.	564,094	501
	Weifu High-Technology Group Co. Ltd. Class B	147,300	493
*,^ Sinopec Yizheng Chemical Fibre Co. Ltd.		2,151,000	491
	Bosideng International Holdings Ltd.	2,846,000	481

	Harbin Electric Co. Ltd.	698,000	468
	Shenzhen Expressway Co. Ltd.	744,000	450
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	251,691	438
	Kingboard Laminates Holdings Ltd.	1,035,500	427
*	Maanshan Iron & Steel Co. Ltd.	1,818,000	424
	Guangzhou Shipyard International Co. Ltd.	226,800	402
*	BOE Technology Group Co. Ltd. Class B	1,358,920	397
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	396
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	396
*	China Conch Venture Holdings Ltd.	163,000	393
	China Merchants Property Development Co. Ltd. Class B	216,825	379
*,^ CITIC Resources Holdings Ltd.		2,472,690	368
	Jiangling Motors Corp. Ltd. Class B	90,183	364
*	China Foods Ltd.	934,000	356
	Dazhong Transportation Group Co. Ltd. Class B	547,900	349
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	208,900	347
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	440,500	345
	Sinotruk Hong Kong Ltd.	631,500	334
	Sichuan Expressway Co. Ltd.	938,000	315
	Anhui Gujing Distillery Co. Ltd. Class B	125,900	311
	China Machinery Engineering Corp.	510,361	310
	Anhui Expressway Co. Ltd.	518,000	307
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	288,860	300
*	Lianhua Supermarket Holdings Co. Ltd.	528,200	291
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	283
*	Sinofert Holdings Ltd.	1,919,153	268
	Shanghai Friendship Group Inc. Co. Class B	188,490	233
*	Sany Heavy Equipment International Holdings Co. Ltd.	966,000	227
*	Shanghai Haixin Group Co. Class B	462,434	222
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	222
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	210
	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	203
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	186
	Double Coin Holdings Ltd. Class B	255,000	179
	Beijing North Star Co. Ltd.	620,000	169
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	168
*	Huadian Energy Co. Ltd. Class B	468,600	158
	Shandong Chenming Paper Holdings Ltd.	311,500	147
	Bengang Steel Plates Co. Class B	372,700	133
	Jinzhou Port Co. Ltd. Class B	211,860	85
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	81
			880,872
Colombia (0.2%)
	Bancolombia SA ADR	131,720	8,221
	Ecopetrol SA	4,712,637	7,985
	Grupo de Inversiones Suramericana SA	268,280	5,975
	Almacenes Exito SA	255,021	4,117
	Cementos Argos SA	449,039	2,632
	Grupo de Inversiones Suramericana SA Preference Shares	107,919	2,282
	Corp Financiera Colombiana SA	109,624	2,255
*	Cemex Latam Holdings SA	189,251	1,865
	Interconexion Electrica SA ESP	367,297	1,806
^	Ecopetrol SA ADR	49,280	1,663
	Grupo Argos SA Preference Shares	134,550	1,625
	Isagen SA ESP	912,230	1,577

Grupo Aval Acciones y Valores Preference Shares	1,962,655	1,454
		43,457
Czech Republic (0.0%)
CEZ AS	180,907	5,120
Komercni banka as	18,460	4,002
O2 Czech Republic AS	75,099	990
		10,112
Denmark (1.1%)
Novo Nordisk A/S Class B	2,256,469	103,870
Danske Bank A/S	907,998	26,233
AP Moeller - Maersk A/S Class B	7,771	18,117
Novozymes A/S	271,187	13,410
Carlsberg A/S Class B	123,839	11,849
* Vestas Wind Systems A/S	252,967	11,406
Coloplast A/S Class B	114,776	9,705
Pandora A/S	141,328	9,671
TDC A/S	925,267	9,334
AP Moeller - Maersk A/S Class A	3,965	8,898
DSV A/S	203,493	6,426
Chr Hansen Holding A/S	103,258	4,269
^ FLSmidth & Co. A/S	57,889	2,961
Tryg A/S	26,943	2,715
* William Demant Holding A/S	27,063	2,353
H Lundbeck A/S	66,053	1,514
Rockwool International A/S Class B	6,947	1,158
		243,889
Egypt (0.1%)
Commercial International Bank Egypt SAE	900,067	5,293
* Global Telecom Holding SAE GDR	518,384	1,800
* Egyptian Financial Group-Hermes Holding	541,418	1,182
* Egypt Kuwait Holding Co. SAE	921,554	961
* Ezz Steel	349,074	825
Telecom Egypt Co.	362,333	677
Talaat Moustafa Group	503,614	662
* ElSwedy Electric Co.	90,127	455
Sidi Kerir Petrochemicals Co.	165,354	439
		12,294
Finland (0.6%)
Nokia Oyj	4,333,090	34,329
Sampo Oyj Class A	544,003	27,024
^ Kone Oyj Class B	441,048	18,545
Fortum Oyj	509,886	13,112
UPM-Kymmene Oyj	616,627	10,050
Wartsila OYJ Abp	182,632	9,198
Metso Oyj	159,514	6,258
Stora Enso Oyj	657,214	5,905
Nokian Renkaat Oyj	155,513	5,384
Neste Oil Oyj	156,777	2,897
Kesko Oyj Class B	74,328	2,827
Valmet Oyj	148,897	1,556
		137,085
France (6.4%)
Total SA	2,334,267	150,550
Sanofi	1,315,222	138,088
BNP Paribas SA	1,122,353	74,473

Schneider Electric SE	627,629	53,196
Air Liquide SA	394,908	50,254
AXA SA	2,177,733	50,033
LVMH Moet Hennessy Louis Vuitton SA	287,781	49,505
L'Oreal SA	272,659	46,042
Danone SA	621,036	44,858
GDF Suez	1,632,636	42,097
Societe Generale SA	819,257	41,129
Vinci SA	539,008	37,199
Airbus Group NV	635,943	36,898
Vivendi SA	1,458,350	36,602
Orange SA	2,067,064	32,369
Pernod Ricard SA	225,330	25,235
Cie de St-Gobain	510,097	24,820
Cie Generale des Etablissements Michelin	215,647	23,657
Carrefour SA	667,570	23,055
Essilor International SA	225,770	22,055
Kering	84,620	18,116
Renault SA	214,242	17,885
Safran SA	302,624	17,785
Legrand SA	305,119	16,921
Lafarge SA	209,491	16,306
Credit Agricole SA	1,151,360	15,575
Publicis Groupe SA	211,410	15,339
SES SA	340,970	12,541
Cap Gemini SA	168,363	12,209
Technip SA	123,448	11,404
* Alcatel-Lucent	3,157,804	11,054
Valeo SA	89,669	10,744
Christian Dior SA	59,504	10,365
Sodexo	103,690	10,306
Dassault Systemes	145,054	9,734
Electricite de France SA	299,165	9,664
Accor SA	198,787	9,627
* Alstom SA	247,431	8,899
Veolia Environnement SA	482,256	8,542
Bouygues SA	205,128	8,081
Casino Guichard Perrachon SA	66,671	8,036
Iliad SA	26,680	7,343
Edenred	229,199	7,164
Groupe Eurotunnel SA	532,254	7,044
Zodiac Aerospace	220,183	6,894
AtoS	87,281	6,815
Natixis	1,052,725	6,803
Thales SA	116,660	6,635
Eutelsat Communications SA	189,210	6,528
* Peugeot SA	434,589	6,482
Bureau Veritas SA	250,817	6,469
Arkema SA	68,616	6,362
Aeroports de Paris	45,382	6,216
STMicroelectronics NV	724,892	6,035
Vallourec SA	136,324	6,033
Rexel SA	299,775	5,809
Suez Environnement Co.	294,295	5,493
Klepierre	110,897	5,246
SCOR SE	161,128	5,183
Wendel SA	35,533	4,661

	Societe BIC SA	31,176	4,298
	ICADE	40,783	3,938
	Bollore SA	6,290	3,882
	Lagardere SCA	129,024	3,841
	Fonciere Des Regions	38,223	3,835
	CNP Assurances	186,596	3,666
	Eurazeo SA	45,384	3,411
	Hermes International	9,619	3,324
	Eiffage SA	46,712	3,028
	Gecina SA	21,080	3,010
	Imerys SA	37,643	2,939
	JCDecaux SA	76,393	2,622
	SEB SA	30,528	2,475
^	Remy Cointreau SA	27,421	2,244
*	Numericable Group SA	37,201	2,058
*	CGG SA	194,866	2,016
*,^ Air France-KLM		169,871	1,836
	Societe Television Francaise 1	121,077	1,786
	Ipsen SA	39,563	1,758
	Euler Hermes Group	14,876	1,736
	BioMerieux	16,436	1,710
			1,439,876
Germany (6.1%)
	Bayer AG	950,250	125,346
	Siemens AG	910,914	112,496
	BASF SE	1,060,772	109,785
	Daimler AG	1,097,670	90,579
	Allianz SE	523,187	87,104
	SAP SE	1,027,072	80,720
	Deutsche Telekom AG	3,531,080	57,302
	Deutsche Bank AG	1,582,994	54,137
	Bayerische Motoren Werke AG	373,093	44,443
	Linde AG	212,327	43,306
	Volkswagen AG Preference Shares	176,199	40,921
	E.ON SE	2,099,419	39,634
	Muenchener Rueckversicherungs AG	170,873	36,255
	Deutsche Post AG	1,091,134	34,911
	Continental AG	123,957	26,696
	Fresenius SE & Co. KGaA	149,993	22,430
	RWE AG	555,060	22,285
	Henkel AG & Co. KGaA Preference Shares	199,175	22,149
	adidas AG	240,119	19,014
	Fresenius Medical Care AG & Co. KGaA	241,899	16,768
	Porsche Automobil Holding SE Preference Shares	175,558	16,409
*	Commerzbank AG	1,084,187	15,578
	Deutsche Boerse AG	212,179	15,361
	Infineon Technologies AG	1,289,480	14,208
*	ThyssenKrupp AG	489,320	13,784
	Merck KGaA	147,965	13,085
	Henkel AG & Co. KGaA	134,177	12,773
	HeidelbergCement AG	162,117	12,026
	Beiersdorf AG	115,054	10,370
	ProSiebenSat.1 Media AG	244,988	10,272
	Brenntag AG	59,109	9,490
	GEA Group AG	203,255	9,120
	Volkswagen AG	34,061	7,855
	Symrise AG	140,393	7,351

Deutsche Wohnen AG	328,893	7,116
K&S AG	220,652	6,761
LANXESS AG	105,699	6,717
* QIAGEN NV	268,578	6,559
Hannover Rueck SE	69,769	5,956
Hugo Boss AG	39,056	5,604
* Metro AG	152,501	5,495
United Internet AG	128,212	5,126
MTU Aero Engines AG	58,733	5,053
MAN SE	40,780	4,843
Deutsche Lufthansa AG	264,860	4,672
* Sky Deutschland AG	512,902	4,613
* OSRAM Licht AG	97,825	3,952
Bilfinger SE	43,272	3,521
Kabel Deutschland Holding AG	24,583	3,512
Fuchs Petrolub SE Preference Shares	78,758	3,161
Evonik Industries AG	80,783	2,974
Fraport AG Frankfurt Airport Services Worldwide	42,657	2,804
TUI AG	195,255	2,756
Axel Springer SE	47,763	2,689
Hochtief AG	29,565	2,479
Telefonica Deutschland Holding AG	310,940	2,431
Wacker Chemie AG	17,246	1,996
Celesio AG	54,990	1,881
Fielmann AG	14,109	1,781
Software AG	66,022	1,652
Fuchs Petrolub SE	40,664	1,627
^ Suedzucker AG	89,830	1,574
Talanx AG	42,558	1,515
Puma SE	2,950	753
		1,365,536
Greece (0.1%)
* National Bank of Greece SA	1,741,040	5,543
* Piraeus Bank SA	2,309,781	4,853
* Hellenic Telecommunications Organization SA	283,158	3,881
* Alpha Bank AE	4,407,498	3,522
Hellenic Petroleum SA	82,741	648
		18,447
Hong Kong (2.6%)
AIA Group Ltd.	13,905,281	74,496
Hutchison Whampoa Ltd.	2,321,722	31,495
Hong Kong Exchanges and Clearing Ltd.	1,329,800	29,788
Cheung Kong Holdings Ltd.	1,526,331	29,488
Sun Hung Kai Properties Ltd.	1,772,639	26,907
Sands China Ltd.	2,780,800	20,416
Galaxy Entertainment Group Ltd.	2,393,000	20,124
Jardine Matheson Holdings Ltd.	275,146	16,423
Hong Kong & China Gas Co. Ltd.	7,207,844	15,739
CLP Holdings Ltd.	1,820,757	15,146
Hang Seng Bank Ltd.	890,400	15,084
Link REIT	2,622,843	14,881
Wharf Holdings Ltd.	1,793,275	14,292
Power Assets Holdings Ltd.	1,528,312	13,651
BOC Hong Kong Holdings Ltd.	4,195,882	13,160
Want Want China Holdings Ltd.	7,659,805	10,460
Swire Pacific Ltd. Class A	741,441	9,546

	Hongkong Land Holdings Ltd.	1,355,265	9,263
	Jardine Strategic Holdings Ltd.	257,000	9,186
	Li & Fung Ltd.	6,727,555	8,962
	Henderson Land Development Co. Ltd.	1,308,335	8,299
	Hang Lung Properties Ltd.	2,675,000	8,261
	China Mengniu Dairy Co. Ltd.	1,560,000	7,552
	New World Development Co. Ltd.	5,789,309	7,301
	Bank of East Asia Ltd.	1,566,807	6,679
	Tingyi Cayman Islands Holding Corp.	2,263,667	6,410
	Sino Land Co. Ltd.	3,543,600	6,097
	MTR Corp. Ltd.	1,541,000	6,054
	SJM Holdings Ltd.	2,027,000	5,415
	Wynn Macau Ltd.	1,263,700	5,385
	Hang Lung Group Ltd.	958,741	5,142
^	AAC Technologies Holdings Inc.	803,500	4,764
	Wheelock & Co. Ltd.	905,000	4,563
	Samsonite International SA	1,426,220	4,420
	Techtronic Industries Co.	1,452,000	4,352
	Swire Properties Ltd.	1,298,100	4,232
^	Prada SPA	563,006	3,986
	Cheung Kong Infrastructure Holdings Ltd.	555,000	3,910
	Esprit Holdings Ltd.	2,277,944	3,564
^	Sun Art Retail Group Ltd.	2,764,555	3,444
	Hysan Development Co. Ltd.	698,000	3,341
	First Pacific Co. Ltd.	2,622,350	3,135
	Yue Yuen Industrial Holdings Ltd.	926,330	3,096
	MGM China Holdings Ltd.	843,376	3,084
	Shangri-La Asia Ltd.	1,912,390	3,017
	ASM Pacific Technology Ltd.	267,900	2,846
	NWS Holdings Ltd.	1,512,500	2,798
	PCCW Ltd.	4,374,000	2,689
	Melco International Development Ltd.	883,000	2,623
	Kerry Properties Ltd.	718,000	2,621
	VTech Holdings Ltd.	179,100	2,216
*	Semiconductor Manufacturing International Corp.	23,738,000	2,183
	Cathay Pacific Airways Ltd.	1,143,015	2,159
	Television Broadcasts Ltd.	324,400	2,101
	Hopewell Holdings Ltd.	604,500	2,100
	Chow Tai Fook Jewellery Group Ltd.	1,222,800	1,774
*	FIH Mobile Ltd.	3,149,000	1,772
*	Global Brands Group Holding Ltd.	6,727,555	1,762
	New World China Land Ltd.	2,911,400	1,740
	Huabao International Holdings Ltd.	2,073,000	1,505
*,^ Johnson Electric Holdings Ltd.		375,875	1,449
	Champion REIT	2,711,000	1,259
	Cafe de Coral Holdings Ltd.	348,000	1,240
	Xinyi Glass Holdings Ltd.	2,110,000	1,234
	Uni-President China Holdings Ltd.	1,481,702	1,216
	L'Occitane International SA	461,500	1,186
	Orient Overseas International Ltd.	206,500	1,099
*,^ Macau Legend Development Ltd.		1,778,000	1,051
^	Shougang Fushan Resources Group Ltd.	3,994,000	1,043
*	Shun Tak Holdings Ltd.	2,025,625	1,033
	Great Eagle Holdings Ltd.	284,000	1,026
	Shui On Land Ltd.	3,790,700	1,017
	Kerry Logistics Network Ltd.	596,000	973
	Lifestyle International Holdings Ltd.	488,000	952

*	Brightoil Petroleum Holdings Ltd.	3,104,000	944
	Dah Sing Financial Holdings Ltd.	160,121	909
*	United Co. RUSAL plc	1,684,876	894
^	SA Sa International Holdings Ltd.	1,093,844	869
	Towngas China Co. Ltd.	749,921	863
	Dah Sing Banking Group Ltd.	410,063	732
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		3,311,729	669
	China Travel International Investment Hong Kong Ltd.	2,748,000	654
	Texwinca Holdings Ltd.	660,000	620
^	Xinyi Solar Holdings Ltd.	1,966,000	557
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	545
	Hopewell Highway Infrastructure Ltd.	969,600	499
	Parkson Retail Group Ltd.	1,438,000	430
	Kowloon Development Co. Ltd.	311,000	377
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	145,219	365
	Hutchison Harbour Ring Ltd.	2,988,000	227
			582,831
Hungary (0.0%)
	OTP Bank plc	220,719	3,826
	Richter Gedeon Nyrt	171,645	2,816
	MOL Hungarian Oil & Gas plc	53,363	2,581
*	Magyar Telekom Telecommunications plc	440,019	698
			9,921
India (1.9%)
	Housing Development Finance Corp.	1,792,696	31,413
	Infosys Ltd. ADR	534,076	29,278
	Tata Consultancy Services Ltd.	538,538	22,899
2	Reliance Industries Ltd. GDR	629,337	20,806
	HDFC Bank Ltd. ADR	431,435	20,450
	ICICI Bank Ltd. ADR	305,745	15,293
	Oil & Natural Gas Corp. Ltd.	2,354,112	15,290
	ITC Ltd.	2,186,343	12,801
	Sun Pharmaceutical Industries Ltd.	880,913	11,453
*	Axis Bank Ltd.	1,661,825	10,722
	Reliance Industries Ltd.	587,858	9,710
	Hindustan Unilever Ltd.	815,217	9,215
*	Bharti Airtel Ltd.	1,463,320	8,978
	Tata Motors Ltd.	1,095,741	8,020
	HCL Technologies Ltd.	304,614	7,811
	Sesa Sterlite Ltd.	1,533,025	7,290
	State Bank of India GDR	86,221	6,878
	Mahindra & Mahindra Ltd.	343,467	6,765
	Larsen & Toubro Ltd.	252,637	6,220
	Wipro Ltd. ADR	492,432	5,688
	NTPC Ltd.	2,280,713	5,441
	Kotak Mahindra Bank Ltd.	308,634	4,825
	Tech Mahindra Ltd.	128,652	4,553
	Coal India Ltd.	729,915	4,415
	Hero MotoCorp Ltd.	92,204	3,950
*	Dr Reddy's Laboratories Ltd. ADR	81,808	3,661
	Maruti Suzuki India Ltd.	82,514	3,424
	Asian Paints Ltd.	330,666	3,418
	Lupin Ltd.	168,963	3,293
	Power Grid Corp. of India Ltd.	1,423,977	3,119
	Ultratech Cement Ltd.	75,960	3,024
	Hindalco Industries Ltd.	946,650	2,973

United Spirits Ltd.	71,543	2,779
Cipla Ltd.	368,784	2,768
Bajaj Auto Ltd.	79,065	2,700
IndusInd Bank Ltd.	293,870	2,687
Cairn India Ltd.	513,872	2,669
JSW Steel Ltd.	134,967	2,614
Reliance Communications Ltd.	1,163,107	2,577
NMDC Ltd.	910,503	2,551
Bharat Heavy Electricals Ltd.	673,468	2,521
Zee Entertainment Enterprises Ltd.	525,902	2,514
GAIL India Ltd.	344,491	2,473
Adani Ports and Special Economic Zone Ltd.	570,890	2,441
Tata Steel Ltd.	267,847	2,432
Ambuja Cements Ltd.	693,144	2,346
Idea Cellular Ltd.	885,092	2,282
IDFC Ltd.	913,096	2,276
Nestle India Ltd.	26,570	2,253
Adani Enterprises Ltd.	305,050	2,167
Shriram Transport Finance Co. Ltd.	141,547	2,089
Yes Bank Ltd.	233,337	2,058
Rural Electrification Corp. Ltd.	398,692	1,997
Indian Oil Corp. Ltd.	362,429	1,976
Jindal Steel & Power Ltd.	428,963	1,934
Bharat Petroleum Corp. Ltd.	199,415	1,899
Godrej Consumer Products Ltd.	133,225	1,842
Reliance Infrastructure Ltd.	147,894	1,796
Tata Power Co. Ltd.	1,062,913	1,706
Dabur India Ltd.	476,597	1,625
Power Finance Corp. Ltd.	362,960	1,596
* DLF Ltd.	486,907	1,575
* Grasim Industries Ltd.	27,587	1,460
Container Corp. Of India	67,164	1,443
Bank of Baroda	99,853	1,422
* Ranbaxy Laboratories Ltd.	145,069	1,373
Siemens Ltd.	95,084	1,370
Reliance Capital Ltd.	139,880	1,337
Titan Co. Ltd.	236,499	1,324
Steel Authority of India Ltd.	905,122	1,306
Bharat Forge Ltd.	109,015	1,295
Glenmark Pharmaceuticals Ltd.	118,012	1,281
Indiabulls Housing Finance Ltd.	190,150	1,278
Punjab National Bank	81,393	1,273
* Oracle Financial Services Software Ltd.	23,113	1,266
Oil India Ltd.	135,261	1,260
ACC Ltd.	51,267	1,176
Shree Cement Ltd.	9,652	1,176
Mahindra & Mahindra Financial Services Ltd.	301,749	1,165
Divi's Laboratories Ltd.	44,983	1,093
* Jaiprakash Associates Ltd.	1,121,951	1,070
Piramal Enterprises Ltd.	97,223	1,039
Cadila Healthcare Ltd.	56,111	1,034
ABB India Ltd.	58,607	1,003
* Reliance Power Ltd.	653,447	992
Bharti Infratel Ltd.	233,511	987
ICICI Bank Ltd.	40,295	973
Colgate-Palmolive India Ltd.	37,601	972
GlaxoSmithKline Consumer Healthcare Ltd.	11,831	949

GlaxoSmithKline Pharmaceuticals Ltd.	22,784	940
United Breweries Ltd.	75,704	877
Hindustan Petroleum Corp. Ltd.	133,397	875
Aditya Birla Nuvo Ltd.	33,586	816
Cummins India Ltd.	78,667	812
HDFC Bank Ltd.	57,827	791
Hindustan Zinc Ltd.	296,781	787
GMR Infrastructure Ltd.	1,759,641	771
Castrol India Ltd.	138,471	766
Infosys Ltd.	13,464	745
Mphasis Ltd.	96,829	730
Canara Bank	105,157	685
Bajaj Holdings & Investment Ltd.	31,525	675
Wipro Ltd.	75,365	674
Dr Reddy's Laboratories Ltd.	14,261	659
* Adani Power Ltd.	689,830	640
* Unitech Ltd.	1,523,516	634
NHPC Ltd.	1,633,715	614
Union Bank of India	188,519	589
Exide Industries Ltd.	212,450	575
Bharat Electronics Ltd.	19,420	565
Bank of India	124,992	560
Crompton Greaves Ltd.	175,398	560
Sun TV Network Ltd.	80,010	559
IDBI Bank Ltd.	356,488	521
JSW Energy Ltd.	404,030	500
* Ashok Leyland Ltd.	808,985	454
Tata Communications Ltd.	72,669	444
Godrej Industries Ltd.	73,817	407
Wockhardt Ltd.	32,119	355
Tata Chemicals Ltd.	61,655	352
Great Eastern Shipping Co. Ltd.	57,738	349
Oriental Bank of Commerce	72,758	330
* Essar Oil Ltd.	172,738	327
* Mangalore Refinery & Petrochemicals Ltd.	276,782	296
Torrent Power Ltd.	100,414	232
Corp Bank	22,522	131
		434,133
Indonesia (0.5%)
Astra International Tbk PT	23,358,458	15,425
Bank Central Asia Tbk PT	14,236,800	14,247
Telekomunikasi Indonesia Persero Tbk PT	58,452,400	13,279
Bank Rakyat Indonesia Persero Tbk PT	12,429,900	11,922
Bank Mandiri Persero Tbk PT	10,789,478	9,388
Perusahaan Gas Negara Persero Tbk PT	12,230,400	6,156
Semen Indonesia Persero Tbk PT	3,631,500	5,094
United Tractors Tbk PT	1,942,758	3,810
Unilever Indonesia Tbk PT	1,433,200	3,750
Bank Negara Indonesia Persero Tbk PT	8,567,644	3,711
Kalbe Farma Tbk PT	23,162,981	3,421
Indocement Tunggal Prakarsa Tbk PT	1,561,700	3,381
Indofood Sukses Makmur Tbk PT	5,259,000	3,166
Charoen Pokphand Indonesia Tbk PT	8,776,000	2,925
* Gudang Garam Tbk PT	510,400	2,360
Adaro Energy Tbk PT	17,120,458	1,722
Indofood CBP Sukses Makmur Tbk PT	1,659,500	1,494
XL Axiata Tbk PT	3,019,000	1,399

* Surya Citra Media Tbk PT	4,201,900	1,370
Jasa Marga Persero Tbk PT	2,131,500	1,163
Media Nusantara Citra Tbk PT	5,084,000	1,128
Bank Danamon Indonesia Tbk PT	3,401,894	1,119
Indo Tambangraya Megah Tbk PT	444,600	991
Astra Agro Lestari Tbk PT	400,000	918
Tambang Batubara Bukit Asam Persero Tbk PT	805,000	797
Global Mediacom Tbk PT	4,668,800	767
Vale Indonesia Tbk PT	2,111,500	721
* Indosat Tbk PT	1,188,500	408
Aneka Tambang Persero Tbk PT	3,116,500	337
		116,369
Ireland (0.2%)
Kerry Group plc Class A	170,107	12,634
* Bank of Ireland	31,729,622	11,149
* Ryanair Holdings plc ADR	151,476	8,027
Smurfit Kappa Group plc	265,015	5,751
* Ryanair Holdings plc	20,481	188
* Irish Bank Resolution Corp. Ltd.	236,607	—
		37,749
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,096,035	58,688
Bank Hapoalim BM	1,132,139	6,604
* Bank Leumi Le-Israel BM	1,495,391	5,872
Israel Chemicals Ltd.	532,272	4,328
Bezeq The Israeli Telecommunication Corp. Ltd.	2,224,578	4,142
NICE Systems Ltd.	69,963	2,778
Elbit Systems Ltd.	34,001	2,131
Delek Group Ltd.	5,258	2,063
Mizrahi Tefahot Bank Ltd.	123,311	1,559
* Israel Corp. Ltd.	2,583	1,520
* Israel Discount Bank Ltd. Class A	849,835	1,480
Azrieli Group	43,697	1,422
Gazit-Globe Ltd.	100,547	1,344
Frutarom Industries Ltd.	39,524	982
Shikun & Binui Ltd.	399,913	956
Osem Investments Ltd.	40,567	952
Paz Oil Co. Ltd.	4,811	772
* EZchip Semiconductor Ltd.	29,223	708
Strauss Group Ltd.	35,763	702
* Partner Communications Co. Ltd.	91,767	695
Harel Insurance Investments & Financial Services Ltd.	111,920	653
Cellcom Israel Ltd. (Registered)	50,556	624
* Delek Energy Systems Ltd.	709	502
* Clal Insurance Enterprises Holdings Ltd.	22,729	425
Ormat Industries	53,230	386
Melisron Ltd.	14,451	384
Migdal Insurance & Financial Holding Ltd.	232,284	372
First International Bank Of Israel Ltd.	22,480	362
* Oil Refineries Ltd.	1,179,965	355
Delek Automotive Systems Ltd.	29,330	306
Shufersal Ltd.	56,514	179
		104,246
Italy (1.7%)
Eni SPA	2,827,128	71,940
Enel SPA	7,446,643	42,394

Intesa Sanpaolo SPA (Registered)	13,521,026	40,153
UniCredit SPA	5,114,199	39,897
Assicurazioni Generali SPA	1,446,900	30,201
Snam SPA	2,401,601	14,157
* Telecom Italia SPA (Registered)	11,971,840	13,795
Atlantia SPA	460,713	12,193
Luxottica Group SPA	198,578	10,956
CNH Industrial NV	1,052,707	9,717
* Fiat SPA	976,791	9,375
Terna Rete Elettrica Nazionale SPA	1,630,631	8,576
Unione di Banche Italiane SCpA	991,010	8,159
* Saipem SPA	285,427	6,648
Banco Popolare SC	416,426	6,431
Telecom Italia SPA (Bearer)	6,809,114	6,366
Tenaris SA ADR	137,850	5,923
Pirelli & C. SPA	390,170	5,819
Tenaris SA	269,315	5,798
Prysmian SPA	242,616	5,159
* Mediobanca SPA	568,633	5,012
Enel Green Power SPA	1,778,380	4,919
Exor SPA	107,810	4,127
* Finmeccanica SPA	437,401	4,030
* Mediaset SPA	797,297	3,163
Davide Campari-Milano SPA	324,558	2,532
Mediolanum SPA	278,877	2,119
^ GTECH SPA	75,173	1,807
Salvatore Ferragamo SPA	52,119	1,434
Buzzi Unicem SPA	80,635	1,308
Parmalat SPA	355,292	1,174
		385,282
Japan (15.6%)
Toyota Motor Corp.	3,043,949	179,715
Mitsubishi UFJ Financial Group Inc.	16,238,207	95,762
SoftBank Corp.	1,080,454	77,672
Honda Motor Co. Ltd.	2,058,246	71,650
Sumitomo Mitsui Financial Group Inc.	1,541,914	62,855
Mizuho Financial Group Inc.	27,461,991	53,317
Japan Tobacco Inc.	1,209,900	42,549
Canon Inc.	1,298,777	42,490
Hitachi Ltd.	5,323,350	41,260
Takeda Pharmaceutical Co. Ltd.	888,231	40,514
FANUC Corp.	226,483	39,143
Seven & I Holdings Co. Ltd.	895,429	37,264
KDDI Corp.	628,022	36,101
Mitsui Fudosan Co. Ltd.	1,082,500	35,748
Mitsubishi Estate Co. Ltd.	1,453,247	35,536
East Japan Railway Co.	435,726	34,905
Mitsubishi Corp.	1,651,094	34,792
Astellas Pharma Inc.	2,560,780	34,726
Mitsui & Co. Ltd.	1,986,218	31,854
Central Japan Railway Co.	217,612	30,906
Panasonic Corp.	2,441,584	30,443
Shin-Etsu Chemical Co. Ltd.	476,366	30,215
Mitsubishi Electric Corp.	2,268,148	29,943
Nippon Steel & Sumitomo Metal Corp.	9,708,069	29,315
Nissan Motor Co. Ltd.	2,934,225	28,786
Nippon Telegraph & Telephone Corp.	427,257	28,372

NTT DOCOMO Inc.	1,614,200	28,307
Bridgestone Corp.	765,297	27,620
Tokio Marine Holdings Inc.	822,427	25,863
Nomura Holdings Inc.	4,059,200	25,628
Denso Corp.	548,045	25,279
Kao Corp.	604,000	24,839
Komatsu Ltd.	1,101,400	24,426
ORIX Corp.	1,498,400	24,216
Mitsubishi Heavy Industries Ltd.	3,704,890	24,151
ITOCHU Corp.	1,793,458	22,836
Keyence Corp.	52,321	22,793
Murata Manufacturing Co. Ltd.	230,200	21,944
Daikin Industries Ltd.	307,614	21,127
Sony Corp.	1,154,800	21,047
Toshiba Corp.	4,728,452	21,031
Sumitomo Realty & Development Co. Ltd.	497,762	20,552
Fuji Heavy Industries Ltd.	718,900	20,501
Fast Retailing Co. Ltd.	60,900	20,106
SMC Corp.	71,253	19,671
Sumitomo Mitsui Trust Holdings Inc.	4,390,168	19,105
Kubota Corp.	1,435,266	18,896
Dai-ichi Life Insurance Co. Ltd.	1,298,700	18,294
Kyocera Corp.	373,124	18,073
Sumitomo Corp.	1,302,738	17,168
Daiwa Securities Group Inc.	2,017,500	16,939
Nidec Corp.	257,592	16,776
Tokyo Gas Co. Ltd.	2,891,242	16,517
Hoya Corp.	501,600	16,241
Suzuki Motor Corp.	483,800	16,144
Fujitsu Ltd.	2,053,055	15,738
Inpex Corp.	1,058,600	15,689
FUJIFILM Holdings Corp.	529,772	15,123
Asahi Group Holdings Ltd.	500,483	15,094
Daiwa House Industry Co. Ltd.	742,006	15,062
Mazda Motor Corp.	610,800	14,676
Daiichi Sankyo Co. Ltd.	806,040	14,657
Secom Co. Ltd.	237,944	14,473
JX Holdings Inc.	2,778,230	14,286
Kirin Holdings Co. Ltd.	1,019,056	14,284
Otsuka Holdings Co. Ltd.	448,000	14,266
MS&AD Insurance Group Holdings Inc.	623,975	14,203
Nintendo Co. Ltd.	123,300	13,697
Marubeni Corp.	1,925,174	13,530
Eisai Co. Ltd.	316,511	13,407
Sumitomo Electric Industries Ltd.	890,094	13,047
Tokyo Electron Ltd.	197,066	12,873
JFE Holdings Inc.	596,700	12,594
* Olympus Corp.	342,837	12,337
Resona Holdings Inc.	2,184,473	12,173
Asahi Kasei Corp.	1,534,407	12,127
Toray Industries Inc.	1,777,390	12,031
NEC Corp.	2,986,000	11,529
Oriental Land Co. Ltd.	60,501	11,361
Omron Corp.	256,100	11,359
NKSJ Holdings Inc.	441,900	11,159
Daito Trust Construction Co. Ltd.	88,000	10,606
Shimano Inc.	90,500	10,565

Tokyu Corp.	1,462,537	10,514
Dentsu Inc.	261,618	10,362
Isuzu Motors Ltd.	1,473,200	10,225
Sumitomo Metal Mining Co. Ltd.	610,700	10,174
West Japan Railway Co.	222,194	10,078
Ajinomoto Co. Inc.	649,697	9,987
T&D Holdings Inc.	772,479	9,695
Yamato Holdings Co. Ltd.	461,458	9,612
Toyota Industries Corp.	197,157	9,605
Terumo Corp.	423,402	9,601
* Chubu Electric Power Co. Inc.	823,465	9,572
Osaka Gas Co. Ltd.	2,300,921	9,570
Ricoh Co. Ltd.	807,341	9,242
Ono Pharmaceutical Co. Ltd.	108,500	9,178
Aisin Seiki Co. Ltd.	230,309	8,945
Shiseido Co. Ltd.	453,099	8,930
Makita Corp.	145,900	8,630
Sekisui House Ltd.	651,889	8,556
Chugai Pharmaceutical Co. Ltd.	256,700	8,544
Aeon Co. Ltd.	757,300	8,503
Hankyu Hanshin Holdings Inc.	1,457,700	8,487
Nitto Denko Corp.	189,559	8,459
Unicharm Corp.	135,493	8,297
Mitsubishi Motors Corp.	720,320	8,207
* Kansai Electric Power Co. Inc.	896,300	8,187
Bank of Yokohama Ltd.	1,436,869	8,176
LIXIL Group Corp.	330,173	8,004
Shionogi & Co. Ltd.	366,800	7,919
Shizuoka Bank Ltd.	725,877	7,823
JGC Corp.	254,604	7,715
NSK Ltd.	544,000	7,653
NGK Insulators Ltd.	322,000	7,619
Kintetsu Corp.	2,089,500	7,609
IHI Corp.	1,642,000	7,593
NGK Spark Plug Co. Ltd.	251,608	7,522
Dai Nippon Printing Co. Ltd.	714,566	7,330
Toyota Tsusho Corp.	260,402	7,239
Japan Exchange Group Inc.	314,100	7,146
Yahoo Japan Corp.	1,570,200	7,105
Odakyu Electric Railway Co. Ltd.	716,210	7,016
Asahi Glass Co. Ltd.	1,178,300	6,982
Mitsubishi Chemical Holdings Corp.	1,588,615	6,953
Taisei Corp.	1,227,700	6,924
Kawasaki Heavy Industries Ltd.	1,777,037	6,913
Seiko Epson Corp.	160,600	6,875
Sysmex Corp.	175,920	6,829
TDK Corp.	141,700	6,797
Sumitomo Chemical Co. Ltd.	1,767,500	6,718
Chiba Bank Ltd.	916,500	6,672
Yakult Honsha Co. Ltd.	126,240	6,670
* Tokyo Electric Power Co. Inc.	1,693,563	6,608
Konica Minolta Inc.	615,689	6,573
Tobu Railway Co. Ltd.	1,244,690	6,517
Nikon Corp.	408,620	6,338
Rohm Co. Ltd.	109,700	6,184
Nippon Paint Co. Ltd.	262,000	6,037
Tohoku Electric Power Co. Inc.	550,900	6,016

*	Kyushu Electric Power Co. Inc.	534,348	5,933
	Sekisui Chemical Co. Ltd.	490,000	5,875
	MEIJI Holdings Co. Ltd.	81,445	5,838
	Shimizu Corp.	751,000	5,752
	Bandai Namco Holdings Inc.	225,500	5,707
	Kobe Steel Ltd.	3,503,000	5,702
*,^ Sharp Corp.		1,826,657	5,690
	Obayashi Corp.	778,700	5,683
	Lawson Inc.	75,400	5,646
	Santen Pharmaceutical Co. Ltd.	94,100	5,547
	NTT Data Corp.	145,600	5,545
	Keio Corp.	694,031	5,536
	Nippon Yusen KK	1,900,700	5,446
	Suntory Beverage & Food Ltd.	145,200	5,441
	Electric Power Development Co. Ltd.	168,300	5,422
	Taiheiyo Cement Corp.	1,389,000	5,378
	Yamaha Motor Co. Ltd.	322,700	5,346
	Toppan Printing Co. Ltd.	698,000	5,317
	Kuraray Co. Ltd.	400,000	5,239
	Mitsubishi Materials Corp.	1,441,000	5,238
	Brother Industries Ltd.	292,300	5,230
	Isetan Mitsukoshi Holdings Ltd.	419,640	5,200
	Keikyu Corp.	580,657	5,116
	Hirose Electric Co. Ltd.	36,000	5,060
	Nippon Express Co. Ltd.	1,045,500	5,056
	Fukuoka Financial Group Inc.	987,700	5,053
	Nissin Foods Holdings Co. Ltd.	90,800	4,989
	Nitori Holdings Co. Ltd.	87,882	4,936
	Kansai Paint Co. Ltd.	294,000	4,927
	Chugoku Electric Power Co. Inc.	369,900	4,918
	Mitsui OSK Lines Ltd.	1,301,500	4,822
	Minebea Co. Ltd.	402,000	4,783
^	Casio Computer Co. Ltd.	281,926	4,743
	Sega Sammy Holdings Inc.	239,400	4,736
	Stanley Electric Co. Ltd.	182,400	4,731
	Kikkoman Corp.	216,000	4,731
	Kajima Corp.	1,009,200	4,693
	NH Foods Ltd.	226,000	4,626
	Aozora Bank Ltd.	1,353,488	4,599
	Asics Corp.	215,300	4,569
	TOTO Ltd.	362,000	4,538
	Joyo Bank Ltd.	849,072	4,518
	JTEKT Corp.	260,500	4,510
	Oji Holdings Corp.	1,109,200	4,464
	Shinsei Bank Ltd.	2,100,000	4,440
	Suruga Bank Ltd.	227,000	4,426
	USS Co. Ltd.	252,800	4,416
	Hino Motors Ltd.	310,300	4,291
	Kyowa Hakko Kirin Co. Ltd.	311,000	4,273
	Daihatsu Motor Co. Ltd.	240,300	4,265
	Trend Micro Inc.	119,800	4,265
	Nagoya Railroad Co. Ltd.	1,003,000	4,197
	Amada Co. Ltd.	423,700	4,115
	Rinnai Corp.	44,900	4,088
	Tokyu Fudosan Holdings Corp.	537,523	4,077
	Hulic Co. Ltd.	340,743	4,013
	Tokyo Tatemono Co. Ltd.	461,000	3,937

JSR Corp.	227,800	3,928
J Front Retailing Co. Ltd.	581,400	3,918
Koito Manufacturing Co. Ltd.	142,900	3,916
Japan Airlines Co. Ltd.	69,494	3,839
Taisho Pharmaceutical Holdings Co. Ltd.	53,900	3,837
Bank of Kyoto Ltd.	418,000	3,797
Hamamatsu Photonics KK	79,800	3,751
Mitsubishi Tanabe Pharma Corp.	258,100	3,749
Credit Saison Co. Ltd.	187,984	3,699
Yaskawa Electric Corp.	282,000	3,675
Hisamitsu Pharmaceutical Co. Inc.	92,001	3,665
Daicel Corp.	362,000	3,653
Yokogawa Electric Corp.	289,100	3,641
Iyo Bank Ltd.	357,200	3,618
Hitachi Metals Ltd.	220,000	3,577
Nomura Research Institute Ltd.	113,400	3,570
Yamada Denki Co. Ltd.	1,002,900	3,560
^ Seibu Holdings Inc.	161,971	3,555
Fuji Electric Co. Ltd.	680,000	3,506
THK Co. Ltd.	145,500	3,501
Don Quijote Holdings Co. Ltd.	64,100	3,464
Hachijuni Bank Ltd.	563,000	3,461
Benesse Holdings Inc.	91,100	3,432
Hiroshima Bank Ltd.	706,200	3,427
Toho Co. Ltd.	139,800	3,391
ANA Holdings Inc.	1,365,258	3,378
Keisei Electric Railway Co. Ltd.	329,000	3,373
Hokuhoku Financial Group Inc.	1,636,000	3,359
Toyo Suisan Kaisha Ltd.	110,000	3,337
M3 Inc.	206,200	3,328
Sony Financial Holdings Inc.	203,000	3,325
Ryohin Keikaku Co. Ltd.	27,400	3,307
Toho Gas Co. Ltd.	590,000	3,260
Mitsubishi UFJ Lease & Finance Co. Ltd.	578,400	3,240
Chugoku Bank Ltd.	209,300	3,216
Alfresa Holdings Corp.	53,800	3,212
Seven Bank Ltd.	790,260	3,171
Gunma Bank Ltd.	536,000	3,154
Shimadzu Corp.	329,000	3,149
Nisshin Seifun Group Inc.	268,150	3,131
FamilyMart Co. Ltd.	69,600	3,126
Nissan Chemical Industries Ltd.	170,300	3,122
Kurita Water Industries Ltd.	135,100	3,104
Ebara Corp.	499,000	3,098
MISUMI Group Inc.	97,084	3,094
Nabtesco Corp.	136,800	3,091
Air Water Inc.	193,000	3,087
Yamaha Corp.	202,500	3,086
Mitsubishi Gas Chemical Co. Inc.	472,000	3,067
Sumitomo Heavy Industries Ltd.	626,200	3,060
Toyo Seikan Group Holdings Ltd.	196,500	3,060
Citizen Holdings Co. Ltd.	380,900	3,028
Shimamura Co. Ltd.	30,332	3,008
Miraca Holdings Inc.	64,700	2,994
Hokuriku Electric Power Co.	231,000	2,992
SBI Holdings Inc.	252,330	2,944
Marui Group Co. Ltd.	305,000	2,943

Tosoh Corp.	666,000	2,922
^ Taiyo Nippon Sanso Corp.	333,000	2,920
Hakuhodo DY Holdings Inc.	275,900	2,897
Hoshizaki Electric Co. Ltd.	56,693	2,886
Sumitomo Rubber Industries Ltd.	198,200	2,871
Takashimaya Co. Ltd.	312,000	2,869
AEON Financial Service Co. Ltd.	125,800	2,867
Yokohama Rubber Co. Ltd.	330,000	2,857
Yamaguchi Financial Group Inc.	277,000	2,837
NTN Corp.	578,000	2,786
Alps Electric Co. Ltd.	200,100	2,777
Mitsui Chemicals Inc.	1,030,000	2,777
TonenGeneral Sekiyu KK	317,000	2,768
GS Yuasa Corp.	431,000	2,768
Kamigumi Co. Ltd.	289,000	2,764
Keihan Electric Railway Co. Ltd.	628,000	2,733
Iida Group Holdings Co. Ltd.	182,400	2,718
Suzuken Co. Ltd.	83,925	2,676
Aeon Mall Co. Ltd.	113,780	2,666
Obic Co. Ltd.	75,100	2,666
Ibiden Co. Ltd.	133,400	2,666
Teijin Ltd.	1,069,000	2,647
MediPal Holdings Corp.	208,300	2,625
Otsuka Corp.	57,000	2,597
Showa Denko KK	1,782,200	2,593
Konami Corp.	111,500	2,589
COMSYS Holdings Corp.	139,600	2,584
NOK Corp.	126,400	2,581
Nippon Electric Glass Co. Ltd.	457,500	2,563
Haseko Corp.	322,600	2,562
Nippon Kayaku Co. Ltd.	198,000	2,510
Kakaku.com Inc.	147,988	2,505
Showa Shell Sekiyu KK	221,700	2,500
Mitsubishi Logistics Corp.	164,000	2,487
Nomura Real Estate Holdings Inc.	132,800	2,467
Dowa Holdings Co. Ltd.	264,000	2,457
Sojitz Corp.	1,442,900	2,454
Hitachi Construction Machinery Co. Ltd.	119,200	2,433
* Shikoku Electric Power Co. Inc.	183,572	2,421
Calbee Inc.	81,504	2,420
Mabuchi Motor Co. Ltd.	30,100	2,374
Sankyo Co. Ltd.	60,600	2,358
Kaneka Corp.	390,000	2,345
Nippon Shokubai Co. Ltd.	181,000	2,320
Kobayashi Pharmaceutical Co. Ltd.	37,400	2,318
Pigeon Corp.	40,300	2,315
Sumitomo Dainippon Pharma Co. Ltd.	188,300	2,302
Chiyoda Corp.	194,000	2,297
Coca-Cola East Japan Co. Ltd.	85,600	2,288
NHK Spring Co. Ltd.	233,500	2,287
Idemitsu Kosan Co. Ltd.	111,700	2,283
Sawai Pharmaceutical Co. Ltd.	39,900	2,261
Nishi-Nippon City Bank Ltd.	870,700	2,260
Tsuruha Holdings Inc.	39,208	2,251
Kewpie Corp.	125,000	2,249
Zeon Corp.	226,000	2,232
Advantest Corp.	198,300	2,214

	Sugi Holdings Co. Ltd.	51,465	2,206
	Glory Ltd.	65,900	2,197
^	Nippon Paper Industries Co. Ltd.	122,800	2,147
	Kawasaki Kisen Kaisha Ltd.	1,007,000	2,147
	77 Bank Ltd.	409,000	2,130
	Ezaki Glico Co. Ltd.	114,000	2,117
	Maruichi Steel Tube Ltd.	74,200	2,054
	Yamazaki Baking Co. Ltd.	162,000	2,050
	Park24 Co. Ltd.	111,500	2,046
	Hitachi Chemical Co. Ltd.	115,900	2,039
	Azbil Corp.	81,000	2,038
^	Sanrio Co. Ltd.	70,288	2,026
	Ube Industries Ltd.	1,172,000	2,022
	DIC Corp.	875,700	2,006
	Takara Holdings Inc.	214,000	1,967
	Japan Airport Terminal Co. Ltd.	57,900	1,960
	Sotetsu Holdings Inc.	492,000	1,953
	Kaken Pharmaceutical Co. Ltd.	87,201	1,948
	Hitachi High-Technologies Corp.	72,300	1,939
	Denki Kagaku Kogyo KK	512,000	1,913
	Daido Steel Co. Ltd.	405,700	1,896
	Tokai Tokyo Financial Holdings Inc.	269,800	1,879
	Seino Holdings Co. Ltd.	174,000	1,871
*	Hokkaido Electric Power Co. Inc.	212,600	1,842
^	Dena Co. Ltd.	142,200	1,834
	Mitsui Mining & Smelting Co. Ltd.	616,000	1,829
*,^ Acom Co. Ltd.		461,800	1,818
	Sapporo Holdings Ltd.	423,200	1,818
	Tsumura & Co.	75,400	1,813
	Fujikura Ltd.	366,000	1,810
*,^ Aiful Corp.		329,092	1,768
	Square Enix Holdings Co. Ltd.	86,000	1,756
	Sohgo Security Services Co. Ltd.	76,400	1,736
	Disco Corp.	26,800	1,731
	Rohto Pharmaceutical Co. Ltd.	111,600	1,727
	Sundrug Co. Ltd.	38,400	1,724
	Mitsui Engineering & Shipbuilding Co. Ltd.	844,700	1,719
	Japan Steel Works Ltd.	399,500	1,717
	Nishi-Nippon Railroad Co. Ltd.	426,000	1,713
	Shiga Bank Ltd.	289,000	1,711
	Ushio Inc.	143,100	1,708
	Nisshinbo Holdings Inc.	169,000	1,706
	Yamato Kogyo Co. Ltd.	52,400	1,703
	Lion Corp.	292,000	1,699
	Century Tokyo Leasing Corp.	52,744	1,694
	Sumitomo Forestry Co. Ltd.	142,900	1,683
	Ito En Ltd.	68,700	1,674
	Toyoda Gosei Co. Ltd.	82,400	1,673
	Nagase & Co. Ltd.	136,200	1,673
	H2O Retailing Corp.	199,000	1,649
	OKUMA Corp.	177,000	1,628
	Furukawa Electric Co. Ltd.	761,000	1,610
	DMG Mori Seiki Co. Ltd.	126,600	1,610
	Toyobo Co. Ltd.	992,000	1,606
	Oracle Corp. Japan	37,400	1,585
	Nichirei Corp.	333,000	1,579
	Sumitomo Osaka Cement Co. Ltd.	439,000	1,578

Temp Holdings Co. Ltd.	49,400	1,567
Okasan Securities Group Inc.	214,000	1,566
Aoyama Trading Co. Ltd.	60,100	1,531
Anritsu Corp.	158,379	1,509
Cosmo Oil Co. Ltd.	750,000	1,503
Juroku Bank Ltd.	404,000	1,492
Wacoal Holdings Corp.	141,000	1,489
Keiyo Bank Ltd.	295,000	1,487
Matsumotokiyoshi Holdings Co. Ltd.	45,200	1,484
House Foods Group Inc.	82,300	1,484
Resorttrust Inc.	70,800	1,462
Awa Bank Ltd.	256,500	1,454
UNY Group Holdings Co. Ltd.	244,400	1,453
Nexon Co. Ltd.	150,438	1,451
Start Today Co. Ltd.	54,700	1,449
Izumi Co. Ltd.	47,200	1,443
Autobacs Seven Co. Ltd.	88,100	1,442
Kagome Co. Ltd.	86,100	1,441
Kose Corp.	34,600	1,439
Taiyo Yuden Co. Ltd.	134,500	1,434
North Pacific Bank Ltd.	350,500	1,432
Daishi Bank Ltd.	389,000	1,430
SKY Perfect JSAT Holdings Inc.	237,600	1,409
Kinden Corp.	126,000	1,408
* Nippon Sheet Glass Co. Ltd.	1,002,344	1,395
K's Holdings Corp.	48,544	1,388
SCSK Corp.	49,776	1,377
KYORIN Holdings Inc.	66,520	1,371
Nissan Shatai Co. Ltd.	85,059	1,370
NTT Urban Development Corp.	125,700	1,369
Hitachi Capital Corp.	51,200	1,365
ABC-Mart Inc.	25,200	1,361
Senshu Ikeda Holdings Inc.	264,040	1,346
Nisshin Steel Co. Ltd.	98,200	1,326
Shimachu Co. Ltd.	57,100	1,324
Canon Marketing Japan Inc.	62,500	1,273
Sumco Corp.	136,100	1,253
Maeda Road Construction Co. Ltd.	71,895	1,251
Jafco Co. Ltd.	32,300	1,247
Itochu Techno-Solutions Corp.	27,800	1,243
Cosmos Pharmaceutical Corp.	10,102	1,238
Nanto Bank Ltd.	299,000	1,232
Japan Petroleum Exploration Co.	32,400	1,225
Coca-Cola West Co. Ltd.	73,200	1,220
Rengo Co. Ltd.	267,000	1,220
Shochiku Co. Ltd.	128,676	1,211
Toda Corp.	278,000	1,191
San-In Godo Bank Ltd.	167,000	1,188
Musashino Bank Ltd.	34,700	1,183
Higo Bank Ltd.	220,200	1,177
Kagoshima Bank Ltd.	177,500	1,168
^ Nipro Corp.	136,100	1,165
Calsonic Kansei Corp.	173,700	1,142
Hikari Tsushin Inc.	15,600	1,142
Mochida Pharmaceutical Co. Ltd.	16,600	1,133
Lintec Corp.	55,400	1,130
Matsui Securities Co. Ltd.	119,500	1,121

	Tokai Rika Co. Ltd.	53,400	1,114
	Exedy Corp.	37,026	1,093
	Dainippon Screen Manufacturing Co. Ltd.	237,000	1,092
	Onward Holdings Co. Ltd.	152,000	1,084
	Heiwa Corp.	45,900	1,081
	Kissei Pharmaceutical Co. Ltd.	45,300	1,078
	Hokkoku Bank Ltd.	319,000	1,073
	TS Tech Co. Ltd.	37,600	1,071
	Fukuyama Transporting Co. Ltd.	187,000	1,048
	Hyakugo Bank Ltd.	260,000	1,043
	Capcom Co. Ltd.	56,800	1,037
	Nippon Television Holdings Inc.	59,500	1,011
	Hyakujushi Bank Ltd.	286,500	1,008
	KYB Co. Ltd.	213,476	969
	Toshiba TEC Corp.	144,000	945
	Nippo Corp.	53,531	936
^	Gree Inc.	118,200	933
	Asatsu-DK Inc.	36,400	930
	Pola Orbis Holdings Inc.	21,868	908
	FP Corp.	26,006	882
	Fuji Media Holdings Inc.	53,500	854
	Komeri Co. Ltd.	35,100	820
*	Orient Corp.	327,532	798
^	Toyota Boshoku Corp.	66,000	747
	Takata Corp.	35,800	712
	Hitachi Transport System Ltd.	44,100	667
	Shinko Electric Industries Co. Ltd.	68,600	610
	Kandenko Co. Ltd.	106,000	576
	PanaHome Corp.	75,000	556
	NS Solutions Corp.	17,200	496
	Sumitomo Real Estate Sales Co. Ltd.	15,620	453
	Tokyo Broadcasting System Holdings Inc.	38,600	447
	Toppan Forms Co. Ltd.	44,600	436
	Tokai Rubber Industries Ltd.	38,200	377
	TV Asahi Holdings Corp.	20,400	361
	Mitsubishi Shokuhin Co. Ltd.	14,302	348
*,^ Aplus Financial Co. Ltd.		101,100	148
			3,511,371
Malaysia (0.9%)
	Public Bank Bhd. (Local)	3,576,980	22,109
	Malayan Banking Bhd.	4,938,074	15,232
	CIMB Group Holdings Bhd.	6,045,900	13,203
	Axiata Group Bhd.	5,724,824	12,463
	Sime Darby Bhd.	3,595,797	10,687
	Genting Bhd.	2,558,600	7,873
	DiGi.Com Bhd.	4,285,966	7,612
	Petronas Chemicals Group Bhd.	3,289,068	6,821
	Petronas Gas Bhd.	905,000	6,658
	IOI Corp. Bhd.	4,238,765	6,633
	Maxis Bhd.	3,018,500	6,376
	Tenaga Nasional Bhd.	1,609,700	6,247
	SapuraKencana Petroleum Bhd.	4,436,096	5,967
	Genting Malaysia Bhd.	3,404,200	4,680
	IHH Healthcare Bhd.	3,108,400	4,570
	Kuala Lumpur Kepong Bhd.	613,600	4,555
	AMMB Holdings Bhd.	2,005,300	4,343
	British American Tobacco Malaysia Bhd.	165,900	3,649

MISC Bhd.	1,706,023	3,470
Gamuda Bhd.	2,248,100	3,357
PPB Group Bhd.	670,700	3,140
YTL Corp. Bhd.	6,068,553	2,979
Hong Leong Bank Bhd.	650,160	2,874
IJM Corp. Bhd.	1,372,220	2,870
UMW Holdings Bhd.	745,200	2,723
Felda Global Ventures Holdings Bhd.	2,127,100	2,672
Telekom Malaysia Bhd.	1,230,100	2,397
RHB Capital Bhd.	800,100	2,262
Petronas Dagangan Bhd.	345,100	2,000
Malaysia Airports Holdings Bhd.	828,300	1,945
Alliance Financial Group Bhd.	1,264,500	1,929
2 Astro Malaysia Holdings Bhd.	1,764,868	1,853
* YTL Power International Bhd.	3,858,647	1,783
Bumi Armada Bhd.	1,574,200	1,651
* IOI Properties Group Bhd.	2,005,332	1,577
Lafarge Malaysia Bhd.	488,410	1,488
Hong Leong Financial Group Bhd.	249,800	1,361
UEM Sunrise Bhd.	1,798,200	1,182
Berjaya Sports Toto Bhd.	961,730	1,157
AirAsia Bhd.	1,372,200	1,046
KLCCP Stapled Group	498,900	1,002
SP Setia Bhd Group	908,100	997
MMC Corp. Bhd.	1,006,400	788
* Parkson Holdings Bhd.	789,088	717
Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	482
		201,380
Mexico (1.1%)
America Movil SAB de CV	35,132,594	41,431
Fomento Economico Mexicano SAB de CV	2,491,634	23,437
Grupo Televisa SAB	2,983,000	21,269
Grupo Financiero Banorte SAB de CV	2,622,760	17,431
Wal-Mart de Mexico SAB de CV	6,605,153	16,388
Grupo Mexico SAB de CV Class B	4,545,755	16,151
* Cemex SAB de CV ADR	948,876	11,918
Fibra Uno Administracion SA de CV	2,597,721	9,129
Alfa SAB de CV Class A	3,246,198	8,872
Grupo Financiero Inbursa SAB de CV	2,364,600	7,201
Grupo Bimbo SAB de CV Class A	2,181,728	6,702
Mexichem SAB de CV	1,277,491	5,112
* Cemex SAB de CV	4,063,450	5,096
Coca-Cola Femsa SAB de CV	473,824	5,062
Grupo Financiero Santander Mexico SAB de CV Class B	1,689,650	4,485
Industrias Penoles SAB de CV	148,479	3,711
* Promotora y Operadora de Infraestructura SAB de CV	241,793	3,260
Grupo Aeroportuario del Sureste SAB de CV Class B	248,661	3,093
Grupo Carso SAB de CV	535,700	3,029
* Compartamos SAB de CV	1,249,400	2,519
Kimberly-Clark de Mexico SAB de CV Class A	964,640	2,452
* Genomma Lab Internacional SAB de CV Class B	872,946	2,334
Arca Continental SAB de CV	314,483	2,219
* Gruma SAB de CV Class B	186,500	2,041
* OHL Mexico SAB de CV	702,600	2,040
Controladora Comercial Mexicana SAB de CV	488,300	1,799
Grupo Lala SAB de CV	543,000	1,385
* Minera Frisco SAB de CV	613,551	1,229

	Infraestructura Energetica Nova SAB de CV	204,309	1,153
	Grupo Comercial Chedraui SA de CV	327,800	1,075
*	Industrias CH SAB de CV Class B	188,667	1,056
	Grupo Elektra SAB DE CV	38,925	1,007
*	Organizacion Soriana SAB de CV Class B	289,100	937
	Grupo Sanborns SAB de CV	461,440	763
	Alpek SA de CV	388,445	705
	Concentradora Fibra Danhos SA de CV	242,600	662
			238,153
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	142,052	966

Netherlands (1.9%)
	Unilever NV	1,786,256	73,516
*	ING Groep NV	4,432,249	57,565
	ASML Holding NV	383,047	36,126
	Koninklijke Philips NV	1,049,588	32,349
	Unibail-Rodamco SE	111,592	29,956
	Akzo Nobel NV	273,422	19,693
	Koninklijke Ahold NV	1,040,871	18,149
	Aegon NV	2,182,970	17,703
	Heineken NV	251,212	17,647
	ArcelorMittal	1,152,871	17,507
	Reed Elsevier NV	722,124	16,256
	Koninklijke DSM NV	200,505	13,852
*	Koninklijke KPN NV	3,561,881	11,390
	Wolters Kluwer NV	338,961	9,391
^	Gemalto NV	91,371	8,924
	Ziggo NV	166,820	7,523
	Heineken Holding NV	112,449	7,159
	Randstad Holding NV	124,840	6,188
	Koninklijke Boskalis Westminster NV	86,960	4,644
	TNT Express NV	533,256	4,297
	Corio NV	76,750	4,078
*	Altice SA	64,414	3,696
	Koninklijke Vopak NV	76,295	3,532
*	OCI	91,838	3,509
	Fugro NV	88,931	3,424
*	SBM Offshore NV	200,529	2,693
			430,767
New Zealand (0.1%)
	Fletcher Building Ltd.	784,781	6,040
	Telecom Corp. of New Zealand Ltd.	2,114,386	5,093
*	Auckland International Airport Ltd.	1,107,608	3,581
	Ryman Healthcare Ltd.	466,416	3,196
	SKY Network Television Ltd.	430,618	2,460
	Fisher & Paykel Healthcare Corp. Ltd.	607,308	2,447
	SKYCITY Entertainment Group Ltd.	757,447	2,412
	Contact Energy Ltd.	423,330	1,988
*,^ Xero Ltd.		84,584	1,781
	Kiwi Income Property Trust	1,150,717	1,148
	Air New Zealand Ltd.	541,724	908
	Vector Ltd.	271,917	598
	Warehouse Group Ltd.	147,257	396
			32,048

Norway (0.6%)
Statoil ASA	1,107,230	31,639
DNB ASA	1,234,745	21,882
Telenor ASA	801,770	18,451
^ Seadrill Ltd.	408,093	14,662
Yara International ASA	203,172	9,283
Norsk Hydro ASA	1,540,048	9,130
Orkla ASA	904,404	8,186
Subsea 7 SA	328,598	5,486
Schibsted ASA	96,703	4,668
Gjensidige Forsikring ASA	189,338	3,651
Aker Solutions ASA	175,045	2,583
		129,621
Other (0.1%)[3]
4 Vanguard FTSE Emerging Markets ETF	688,545	30,103

Peru (0.1%)
Credicorp Ltd.	59,343	8,875
Cia de Minas Buenaventura SAA ADR	256,563	3,004
Volcan Cia Minera SAA Class B	2,536,277	1,060
		12,939
Philippines (0.3%)
Philippine Long Distance Telephone Co.	99,100	6,978
SM Investments Corp.	350,956	6,390
Ayala Land Inc.	6,401,448	4,555
Universal Robina Corp.	1,120,380	4,150
Ayala Corp.	255,838	3,853
Bank of the Philippine Islands	1,759,036	3,831
BDO Unibank Inc.	1,640,078	3,401
Aboitiz Equity Ventures Inc.	2,560,080	3,229
SM Prime Holdings Inc.	8,727,345	3,057
Alliance Global Group Inc.	4,972,800	2,987
JG Summit Holdings Inc.	2,404,100	2,927
International Container Terminal Services Inc.	1,023,360	2,656
Metropolitan Bank & Trust Co.	1,205,590	2,371
Jollibee Foods Corp.	530,780	2,152
Manila Electric Co.	334,680	1,959
DMCI Holdings Inc.	1,160,750	1,940
Aboitiz Power Corp.	2,126,980	1,791
San Miguel Corp.	922,720	1,673
GT Capital Holdings Inc.	77,060	1,574
Globe Telecom Inc.	33,790	1,347
LT Group Inc.	3,109,773	1,136
Energy Development Corp.	7,039,100	989
* Bloomberry Resorts Corp.	3,198,200	843
Petron Corp.	2,326,000	656
* Emperador Inc.	2,155,296	568
* Travellers International Hotel Group Inc.	1,844,200	362
		67,375
Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	997,578	11,345
Powszechny Zaklad Ubezpieczen SA	65,577	9,220
Bank Pekao SA	150,587	7,980
KGHM Polska Miedz SA	160,373	6,580
PGE SA	875,107	5,822
^ Polski Koncern Naftowy Orlen SA	386,628	4,565

*	Polskie Gornictwo Naftowe i Gazownictwo SA	1,977,282	3,061
	Orange Polska SA	777,781	2,569
	mBank	13,998	2,100
*	Tauron Polska Energia SA	1,202,594	1,952
	ING Bank Slaski SA	36,597	1,536
	Cyfrowy Polsat SA	192,514	1,440
	Bank Handlowy w Warszawie SA	36,156	1,257
^	Enea SA	239,544	1,163
*,^ Getin Noble Bank SA		1,306,778	1,152
	Bank Millennium SA	469,155	1,125
	Synthos SA	767,616	1,105
^	Eurocash SA	86,787	1,072
*,^ Jastrzebska Spolka Weglowa SA		73,861	980
			66,024
Portugal (0.1%)
	EDP - Energias de Portugal SA	2,934,439	13,742
	Galp Energia SGPS SA	433,486	7,694
	Jeronimo Martins SGPS SA	294,903	3,855
	EDP Renovaveis SA	246,847	1,740
^	Portugal Telecom SGPS SA	597,858	1,291
*,^ Banco Espirito Santo SA		3,873,216	1,040
			29,362
Russia (1.0%)
	Gazprom OAO ADR	5,265,006	38,417
	Lukoil OAO ADR	554,472	30,912
	Sberbank of Russia	9,917,066	20,288
	Magnit OJSC GDR	320,160	18,774
	NOVATEK OAO	1,297,446	13,214
	MMC Norilsk Nickel OJSC ADR	544,238	10,643
	Tatneft OAO ADR	272,103	9,672
	Rosneft OAO GDR	1,346,369	8,307
	Mobile Telesystems OJSC	1,000,920	7,729
	Gazprom OAO	2,104,535	7,717
	Surgutneftegas OAO ADR	830,811	5,753
	Sberbank of Russia ADR	641,000	5,318
	Uralkali OJSC	1,157,026	4,394
	Sistema JSFC GDR	161,702	3,994
	AK Transneft OAO Preference Shares	1,741	3,590
	VTB Bank OJSC GDR	1,552,236	3,390
	VTB Bank OJSC	2,914,708,867	3,219
	MegaFon OAO GDR	101,578	2,827
	RusHydro JSC	124,626,634	2,143
	Severstal OAO GDR	182,881	1,757
	Mobile Telesystems OJSC ADR	92,735	1,663
	Rostelecom OJSC ADR	100,601	1,479
	Rostelecom OJSC	589,478	1,450
	Novolipetsk Steel OJSC	1,045,493	1,381
	Phosagro OAO GDR	86,326	1,083
	E.ON Russia JSC	15,946,100	1,070
	LSR Group GDR	222,099	753
	Aeroflot - Russian Airlines OJSC	494,114	696
*	Inter RAO JSC	2,425,730,009	555
	TMK OAO GDR	61,058	548
	Federal Grid Co. Unified Energy System JSC	255,816,667	373
*	Pharmstandard OJSC GDR	42,507	353
*	Magnitogorsk Iron & Steel Works OJSC	1,828,548	345

*	Russian Grids OAO	24,327,627	330
	Mosenergo OAO	10,297,820	228
*	Mechel	147,635	158
*,2 Yenisei Territorial Generating Co. GDR		5,021	1
			214,524
Singapore (1.1%)
	DBS Group Holdings Ltd.	2,029,459	29,568
	Singapore Telecommunications Ltd.	8,488,200	27,608
	United Overseas Bank Ltd.	1,368,460	26,409
	Oversea-Chinese Banking Corp. Ltd.	3,148,266	25,126
	Keppel Corp. Ltd.	1,633,883	14,321
	CapitaLand Ltd.	2,929,750	8,074
	Global Logistic Properties Ltd.	3,431,717	7,640
	Genting Singapore plc	7,064,212	7,533
	Wilmar International Ltd.	2,440,754	6,372
^	Singapore Press Holdings Ltd.	1,874,121	6,227
	City Developments Ltd.	731,498	6,178
	Singapore Exchange Ltd.	992,174	5,597
	Singapore Technologies Engineering Ltd.	1,784,151	5,418
	ComfortDelGro Corp. Ltd.	2,508,424	5,184
	Singapore Airlines Ltd.	612,670	5,059
	Noble Group Ltd.	4,252,072	4,813
	CapitaMall Trust	2,979,800	4,695
	Hutchison Port Holdings Trust	6,194,000	4,608
	Sembcorp Industries Ltd.	1,024,000	4,484
	Ascendas REIT	2,233,000	4,166
	Jardine Cycle & Carriage Ltd.	110,016	4,088
	Suntec REIT	2,717,495	3,894
	Golden Agri-Resources Ltd.	7,748,407	3,308
^	Sembcorp Marine Ltd.	924,600	3,060
	CapitaCommercial Trust	2,185,235	2,914
	UOL Group Ltd.	493,000	2,612
	Keppel Land Ltd.	829,724	2,413
	Singapore Post Ltd.	1,582,000	2,225
	StarHub Ltd.	646,840	2,204
	Yangzijiang Shipbuilding Holdings Ltd.	2,224,964	1,934
	Venture Corp. Ltd.	262,000	1,701
^	Olam International Ltd.	549,000	1,083
	SMRT Corp. Ltd.	740,000	936
	M1 Ltd.	294,900	884
	Wing Tai Holdings Ltd.	551,811	871
	SIA Engineering Co. Ltd.	225,000	836
*,^ Neptune Orient Lines Ltd.		961,750	731
^	Yanlord Land Group Ltd.	673,000	650
^	COSCO Corp. Singapore Ltd.	998,000	570
	Indofood Agri Resources Ltd.	477,000	369
			246,363
South Africa (1.7%)
	Naspers Ltd.	451,840	55,566
	MTN Group Ltd.	2,064,154	42,727
	Sasol Ltd.	633,897	36,565
	Standard Bank Group Ltd.	1,393,330	18,747
	FirstRand Ltd.	3,760,173	15,117
	Steinhoff International Holdings Ltd.	2,808,787	14,031
	Remgro Ltd.	560,333	12,090
	Sanlam Ltd.	2,026,652	11,495

Bidvest Group Ltd.	366,901	9,870
Aspen Pharmacare Holdings Ltd.	353,288	9,548
* AngloGold Ashanti Ltd.	464,028	7,956
Shoprite Holdings Ltd.	503,767	7,602
Woolworths Holdings Ltd.	821,877	6,346
Impala Platinum Holdings Ltd.	596,456	5,911
Barclays Africa Group Ltd.	359,897	5,600
Mr Price Group Ltd.	287,265	5,425
Growthpoint Properties Ltd.	2,270,798	5,255
Tiger Brands Ltd.	174,598	5,020
Nedbank Group Ltd.	229,863	5,006
Netcare Ltd.	1,716,020	4,927
Life Healthcare Group Holdings Ltd.	1,083,589	4,447
^ Vodacom Group Ltd.	380,307	4,445
RMB Holdings Ltd.	795,793	4,128
Mediclinic International Ltd.	458,087	3,645
Imperial Holdings Ltd.	193,064	3,556
Truworths International Ltd.	504,723	3,534
Gold Fields Ltd.	875,721	3,452
* Anglo American Platinum Ltd.	72,745	3,194
Coronation Fund Managers Ltd.	345,529	3,153
Discovery Ltd.	345,481	3,021
MMI Holdings Ltd.	1,154,081	2,788
* Sappi Ltd.	701,144	2,650
Brait SE	366,985	2,557
Nampak Ltd.	662,676	2,517
Foschini Group Ltd.	226,009	2,472
Mondi Ltd.	138,993	2,444
Investec Ltd.	272,761	2,348
Barloworld Ltd.	245,539	2,329
^ Kumba Iron Ore Ltd.	63,994	2,238
SPAR Group Ltd.	192,436	2,221
African Rainbow Minerals Ltd.	113,853	2,112
^ Exxaro Resources Ltd.	148,492	2,012
AVI Ltd.	347,518	1,966
Sibanye Gold Ltd.	784,024	1,860
Massmart Holdings Ltd.	137,125	1,792
Clicks Group Ltd.	289,435	1,774
* Northam Platinum Ltd.	421,763	1,725
Tongaat Hulett Ltd.	121,095	1,724
* Telkom SA SOC Ltd.	352,720	1,628
* Capital Property Fund	1,485,236	1,600
Capitec Bank Holdings Ltd.	70,072	1,588
* Harmony Gold Mining Co. Ltd.	507,967	1,563
Liberty Holdings Ltd.	128,010	1,544
Aeci Ltd.	133,348	1,520
Omnia Holdings Ltd.	68,833	1,489
PPC Ltd.	482,370	1,445
Reunert Ltd.	224,086	1,343
Pick n Pay Stores Ltd.	234,774	1,279
Assore Ltd.	37,367	1,238
* Aveng Ltd.	522,009	1,184
DataTec Ltd.	199,049	1,040
Sun International Ltd.	99,332	993
* Murray & Roberts Holdings Ltd.	426,103	992
Grindrod Ltd.	377,826	920
^ African Bank Investments Ltd.	1,588,326	911

	JSE Ltd.	90,476	838
	Santam Ltd.	42,023	783
	PSG Group Ltd.	82,600	760
*,^ Adcock Ingram Holdings Ltd.		152,934	753
	Wilson Bayly Holmes-Ovcon Ltd.	59,225	707
	Illovo Sugar Ltd.	242,377	678
*	ArcelorMittal South Africa Ltd.	189,691	672
	Pick n Pay Holdings Ltd.	280,077	664
	Fountainhead Property Trust	773,925	577
^	Lewis Group Ltd.	96,329	571
*	Royal Bafokeng Platinum Ltd.	67,222	457
			390,645
South Korea (3.2%)
	Samsung Electronics Co. Ltd. GDR	210,730	135,088
	Hyundai Motor Co.	176,277	41,730
	POSCO ADR	339,559	27,447
*	SK Hynix Inc.	615,153	26,765
*	Shinhan Financial Group Co. Ltd. ADR	509,448	25,182
	Samsung Electronics Co. Ltd.	18,551	24,009
	Hyundai Mobis	76,830	22,951
	NAVER Corp.	31,233	22,302
	Kia Motors Corp.	297,185	17,446
	KB Financial Group Inc. ADR	429,993	16,821
	LG Chem Ltd.	50,035	14,002
	Hana Financial Group Inc.	334,677	13,478
	KT&G Corp.	138,211	13,352
	Samsung Fire & Marine Insurance Co. Ltd.	44,440	12,181
*	Korea Electric Power Corp. ADR	595,576	12,072
	SK Telecom Co. Ltd. ADR	417,517	11,820
	Samsung Life Insurance Co. Ltd.	114,648	11,670
	Samsung C&T Corp.	142,563	10,117
	Samsung SDI Co. Ltd.	64,441	9,923
	LG Electronics Inc.	124,020	9,188
*	LG Display Co. Ltd.	257,620	8,457
	Hyundai Heavy Industries Co. Ltd.	50,407	7,267
	SK Innovation Co. Ltd.	70,127	6,985
	LG Corp.	103,033	6,900
	Amorepacific Corp.	3,628	6,227
	Hyundai Steel Co.	76,010	5,791
	Coway Co. Ltd.	63,810	5,500
	Samsung Heavy Industries Co. Ltd.	204,272	5,487
	E-Mart Co. Ltd.	23,804	5,345
	Hyundai Engineering & Construction Co. Ltd.	82,619	5,036
	SK Holdings Co. Ltd.	29,657	5,023
	LG Household & Health Care Ltd.	10,768	5,001
	Korea Zinc Co. Ltd.	12,143	4,862
*	KT Corp. ADR	294,464	4,729
	Hankook Tire Co. Ltd.	85,639	4,688
	Hyundai Glovis Co. Ltd.	18,099	4,619
	Woori Finance Holdings Co. Ltd.	341,930	4,607
	Kangwon Land Inc.	130,549	4,329
	BS Financial Group Inc.	261,252	4,172
	SK C&C Co. Ltd.	25,334	4,132
	Lotte Shopping Co. Ltd.	13,054	4,025
	Samsung Electro-Mechanics Co. Ltd.	64,549	3,933
	Orion Corp.	4,152	3,784
	Industrial Bank of Korea	242,120	3,590

	KCC Corp.	5,937	3,495
^	OCI Co. Ltd.	20,828	3,272
	Samsung Securities Co. Ltd.	68,543	3,232
	Hyundai Wia Corp.	17,485	3,176
	Dongbu Insurance Co. Ltd.	55,235	3,127
	AMOREPACIFIC Group	3,484	2,991
	Lotte Chemical Corp.	16,936	2,855
^	Celltrion Inc.	72,866	2,795
	CJ CheilJedang Corp.	8,591	2,765
	Daelim Industrial Co. Ltd.	30,857	2,761
	Hyundai Development Co-Engineering & Construction	71,898	2,669
	GS Holdings	57,950	2,636
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	108,501	2,575
	S-Oil Corp.	47,184	2,522
	Hyundai Department Store Co. Ltd.	17,535	2,497
	NCSoft Corp.	16,370	2,452
	CJ Corp.	16,634	2,345
^	Samsung Engineering Co. Ltd.	33,654	2,255
	Samsung Card Co. Ltd.	48,317	2,249
	DGB Financial Group Inc.	135,870	2,206
*,^ Daewoo Engineering & Construction Co. Ltd.		229,245	2,205
	LG Uplus Corp.	237,380	2,183
	Samsung Techwin Co. Ltd.	45,333	2,125
	Daewoo Securities Co. Ltd.	208,939	2,099
*	Cheil Worldwide Inc.	99,146	2,074
	Korea Investment Holdings Co. Ltd.	45,020	2,014
	Hyundai Marine & Fire Insurance Co. Ltd.	67,710	2,002
	Hyosung Corp.	27,202	1,976
^	Daum Communications Corp.	15,461	1,976
	Korea Gas Corp.	32,041	1,907
	Lotte Confectionery Co. Ltd.	919	1,873
*	Doosan Infracore Co. Ltd.	147,270	1,851
	SK Networks Co. Ltd.	169,120	1,841
^	Halla Visteon Climate Control Corp.	37,180	1,833
^	GS Engineering & Construction Corp.	48,417	1,830
	Daewoo International Corp.	50,733	1,827
	S-1 Corp.	24,000	1,786
	Shinsegae Co. Ltd.	7,733	1,749
	Mando Corp.	14,258	1,737
^	Kumho Petro chemical Co. Ltd.	19,762	1,723
	Hanwha Life Insurance Co. Ltd.	252,711	1,677
	Hanwha Corp.	58,370	1,654
	Hanwha Chemical Corp.	92,800	1,616
	Doosan Heavy Industries & Construction Co. Ltd.	54,445	1,586
*,^ CJ Korea Express Co. Ltd.		11,752	1,540
	Yuhan Corp.	8,764	1,502
	Woori Investment & Securities Co. Ltd.	125,536	1,364
^	Hyundai Mipo Dockyard	11,407	1,351
	LS Corp.	19,182	1,351
	Lotte Chilsung Beverage Co. Ltd.	701	1,260
	Mirae Asset Securities Co. Ltd.	26,914	1,214
	LG Hausys Ltd.	6,559	1,201
	Shinhan Financial Group Co. Ltd.	24,159	1,193
	Doosan Corp.	9,725	1,162
*	Korean Air Lines Co. Ltd.	32,902	1,140
^	NongShim Co. Ltd.	3,915	992
^	Hyundai Securities Co. Ltd. Preference Shares	127,343	962

*,^ NHN Entertainment Corp.		13,994	960
^	Samsung Fine Chemicals Co. Ltd.	19,430	813
*,^ Hyundai Merchant Marine Co. Ltd.		79,630	796
^	Hyundai Hysco Co. Ltd.	9,358	749
	SKC Co. Ltd.	20,370	713
^	Hite Jinro Co. Ltd.	30,329	668
*,^ Hanjin Shipping Co. Ltd.		123,512	663
	KB Financial Group Inc.	16,202	633
	Hyundai Securities Co. Ltd.	76,109	585
^	KEPCO Engineering & Construction Co. Inc.	9,553	530
*	KNB Financial Group Co. Ltd.	38,715	522
^	Dongkuk Steel Mill Co. Ltd.	52,345	400
	Korea Electric Power Corp.	7,298	301
*	KJB Financial Group Co. Ltd.	25,334	301
	POSCO	699	227
	SK Telecom Co. Ltd.	21	5
	KT Corp.	135	4
			727,154
Spain (2.5%)
*	Banco Santander SA	13,509,459	135,735
	Banco Bilbao Vizcaya Argentaria SA	6,748,658	82,960
	Telefonica SA	4,624,987	75,400
	Iberdrola SA	5,918,271	44,031
*	Inditex SA	1,216,185	35,529
	Repsol SA	1,154,039	28,779
	Amadeus IT Holding SA	452,049	17,789
	Abertis Infraestructuras SA	598,493	13,117
	Banco de Sabadell SA	3,999,393	12,983
*	CaixaBank SA	2,122,841	12,765
	Gas Natural SDG SA	356,434	10,951
*	Banco Popular Espanol SA	1,775,600	10,836
	Red Electrica Corp. SA	124,912	10,734
*	Bankia SA	5,281,740	10,347
	Ferrovial SA	461,509	9,670
	Grifols SA	191,064	8,624
*	ACS Actividades de Construccion y Servicios SA	195,704	8,558
	Enagas SA	232,898	7,748
	Bankinter SA	783,091	6,762
	Distribuidora Internacional de Alimentacion SA	673,821	5,585
	Mapfre SA	1,165,110	4,481
	Endesa SA	94,161	3,628
	Zardoya Otis SA	199,782	3,056
*	Acciona SA	29,354	2,407
*	Mediaset Espana Comunicacion SA	200,772	2,342
*	Acerinox SA	91,491	1,523
	Corp Financiera Alba SA	19,479	1,190
			567,530
Sweden (2.1%)
	Nordea Bank AB	3,645,654	48,891
	Hennes & Mauritz AB Class B	1,089,671	44,547
	Telefonaktiebolaget LM Ericsson Class B	3,420,664	42,594
	Swedbank AB Class A	1,205,771	30,889
	Svenska Handelsbanken AB Class A	554,591	26,709
	Skandinaviska Enskilda Banken AB Class A	1,672,385	22,388
	Volvo AB Class B	1,750,654	21,373
	Atlas Copco AB Class A	710,788	21,206

Investor AB Class B	519,201	18,665
TeliaSonera AB	2,484,821	18,611
Assa Abloy AB Class B	359,230	17,651
Svenska Cellulosa AB SCA Class B	665,299	16,384
Sandvik AB	1,238,108	15,574
Atlas Copco AB Class B	447,856	12,086
SKF AB	477,176	11,248
Investment AB Kinnevik	239,788	9,953
Hexagon AB Class B	290,787	9,018
Skanska AB Class B	412,882	8,579
Alfa Laval AB	358,850	8,149
Swedish Match AB	228,550	7,481
Electrolux AB Class B	255,179	6,329
Getinge AB	214,925	5,257
^ Elekta AB Class B	417,392	5,114
Boliden AB	304,061	4,926
* Lundin Petroleum AB	247,850	4,442
Tele2 AB	342,650	4,180
Industrivarden AB Class A	214,205	4,172
Securitas AB Class B	351,387	4,086
Industrivarden AB	188,008	3,495
Husqvarna AB	411,345	3,244
Modern Times Group AB Class B	59,622	2,323
Holmen AB	54,362	1,831
Ratos AB	220,363	1,798
Melker Schorling AB	11,786	563
		463,756
Switzerland (6.1%)
Nestle SA	3,664,266	271,302
Roche Holding AG	807,361	234,301
Novartis AG	2,675,926	232,802
UBS AG	4,047,002	69,534
ABB Ltd.	2,656,633	61,097
* Cie Financiere Richemont SA	571,183	54,201
Credit Suisse Group AG	1,831,868	49,694
Zurich Insurance Group AG	169,257	49,171
Syngenta AG	105,720	37,452
Swiss Re AG	392,738	33,386
Holcim Ltd.	261,385	20,915
Swatch Group AG (Bearer)	34,982	18,655
Givaudan SA	10,599	17,336
Transocean Ltd.	397,665	15,980
Adecco SA	200,860	15,024
Swisscom AG	26,161	14,525
Geberit AG	43,018	14,414
Actelion Ltd.	115,570	13,881
SGS SA	5,892	12,835
Julius Baer Group Ltd.	251,512	10,670
Sonova Holding AG	59,918	9,297
Sika AG	2,350	9,142
Aryzta AG	95,990	8,682
Swiss Life Holding AG	33,657	7,783
Kuehne & Nagel International AG	57,915	7,723
Schindler Holding AG	51,329	7,671
Lindt & Spruengli AG	115	7,167
Lonza Group AG	60,504	6,709
Baloise Holding AG	53,761	6,473

Clariant AG	310,761	5,785
Swatch Group AG (Registered)	54,784	5,486
Lindt & Spruengli AG	1,054	5,475
Swiss Prime Site AG	65,140	5,169
Partners Group Holding AG	20,387	5,110
Galenica AG	5,602	5,044
PSP Swiss Property AG	45,753	4,045
Schindler Holding AG (Registered)	24,620	3,647
EMS-Chemie Holding AG	8,391	3,616
Sulzer AG	26,823	3,547
GAM Holding AG	189,023	3,422
Barry Callebaut AG	2,316	2,848
Pargesa Holding SA	31,729	2,686
^ DKSH Holding AG	30,388	2,193
Banque Cantonale Vaudoise	3,225	1,717
		1,377,612
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,843,908	96,878
Hon Hai Precision Industry Co. Ltd.	13,016,149	44,602
MediaTek Inc.	1,673,440	25,898
Delta Electronics Inc.	2,337,818	15,887
Nan Ya Plastics Corp.	6,561,615	15,246
Cathay Financial Holding Co. Ltd.	9,142,057	15,212
Formosa Plastics Corp.	5,632,873	14,429
Taiwan Semiconductor Manufacturing Co. Ltd.	3,440,973	13,796
Fubon Financial Holding Co. Ltd.	8,311,861	13,048
Chunghwa Telecom Co. Ltd. ADR	413,838	12,523
Formosa Chemicals & Fibre Corp.	5,028,306	12,234
* China Steel Corp.	13,970,504	12,050
CTBC Financial Holding Co. Ltd.	16,481,699	11,536
Mega Financial Holding Co. Ltd.	11,534,144	10,129
Uni-President Enterprises Corp.	5,023,012	9,562
Largan Precision Co. Ltd.	115,068	8,840
Asustek Computer Inc.	821,023	8,676
Quanta Computer Inc.	3,029,598	8,461
Catcher Technology Co. Ltd.	828,153	6,769
* Advanced Semiconductor Engineering Inc. ADR	1,068,116	6,398
Yuanta Financial Holding Co. Ltd.	11,049,708	6,137
Hotai Motor Co. Ltd.	471,000	6,100
United Microelectronics Corp. ADR	2,756,416	6,037
Taiwan Mobile Co. Ltd.	1,921,648	5,881
Formosa Petrochemical Corp.	2,180,580	5,556
Taiwan Cement Corp.	3,690,768	5,494
China Development Financial Holding Corp.	16,215,318	5,360
First Financial Holding Co. Ltd.	7,855,977	5,338
Cheng Shin Rubber Industry Co. Ltd.	2,098,220	5,261
President Chain Store Corp.	644,904	5,130
Hua Nan Financial Holdings Co. Ltd.	7,804,600	5,017
* Inotera Memories Inc.	2,919,000	4,989
Far Eastern New Century Corp.	4,434,545	4,955
Innolux Corp.	10,251,370	4,837
Taishin Financial Holding Co. Ltd.	8,590,194	4,584
E.Sun Financial Holding Co. Ltd.	6,758,603	4,495
Compal Electronics Inc.	4,775,510	4,396
AU Optronics Corp. ADR	946,129	4,182
SinoPac Financial Holdings Co. Ltd.	8,674,657	4,068
Lite-On Technology Corp.	2,418,850	4,058

Taiwan Cooperative Financial Holding Co. Ltd.	6,731,316	4,006
Far EasTone Telecommunications Co. Ltd.	1,842,643	3,822
* HTC Corp.	864,570	3,772
Pegatron Corp.	1,916,038	3,631
Asia Cement Corp.	2,612,274	3,629
Siliconware Precision Industries Co. ADR	544,444	3,621
Pou Chen Corp.	3,057,125	3,417
Novatek Microelectronics Corp.	642,916	3,255
Inventec Corp.	3,537,064	3,144
Foxconn Technology Co. Ltd.	1,166,663	2,884
Advantech Co. Ltd.	354,105	2,755
Giant Manufacturing Co. Ltd.	321,625	2,638
Teco Electric and Machinery Co. Ltd.	2,038,000	2,583
Wistron Corp.	2,687,966	2,568
Shin Kong Financial Holding Co. Ltd.	7,533,180	2,502
* Acer Inc.	3,064,822	2,429
Chang Hwa Commercial Bank	3,622,116	2,371
Synnex Technology International Corp.	1,479,990	2,313
* Advanced Semiconductor Engineering Inc.	1,785,847	2,121
Epistar Corp.	965,000	2,101
Chicony Electronics Co. Ltd.	641,418	1,777
TPK Holding Co. Ltd.	277,422	1,741
Taiwan Fertilizer Co. Ltd.	851,000	1,725
Realtek Semiconductor Corp.	522,768	1,656
Yulon Motor Co. Ltd.	962,898	1,571
* Walsin Lihwa Corp.	3,887,000	1,446
Taiwan Glass Industry Corp.	1,513,701	1,329
Unimicron Technology Corp.	1,561,975	1,309
Vanguard International Semiconductor Corp.	906,466	1,297
Formosa Taffeta Co. Ltd.	1,122,000	1,237
* Taiwan Business Bank	3,725,673	1,187
Transcend Information Inc.	319,455	1,092
* Evergreen Marine Corp. Taiwan Ltd.	1,853,993	1,064
* Macronix International	4,122,748	1,063
* Eternal Materials Co. Ltd.	870,056	1,013
* Capital Securities Corp.	2,564,231	976
Siliconware Precision Industries Co.	697,000	951
* Eva Airways Corp.	1,849,221	911
* China Airlines Ltd.	2,601,913	882
Waterland Financial Holdings Co. Ltd.	2,735,849	877
* Taiwan Secom Co. Ltd.	315,000	846
Oriental Union Chemical Corp.	838,191	837
Far Eastern International Bank	2,173,133	820
Ton Yi Industrial Corp.	856,600	794
Cheng Uei Precision Industry Co. Ltd.	422,591	787
U-Ming Marine Transport Corp.	494,000	779
Chunghwa Telecom Co. Ltd.	251,207	766
Feng Hsin Iron & Steel Co.	532,790	734
China Motor Corp.	755,105	728
* Wan Hai Lines Ltd.	1,318,702	691
* Yang Ming Marine Transport Corp.	1,651,305	684
YFY Inc.	1,389,451	649
Cathay Real Estate Development Co. Ltd.	1,064,000	603
President Securities Corp.	938,349	532
* Nan Ya Printed Circuit Board Corp.	274,395	425
AU Optronics Corp.	929,000	419
Yulon Nissan Motor Co. Ltd.	23,633	295

	United Microelectronics Corp.	11,978	6
			560,110
Thailand (0.5%)
	Kasikornbank PCL (Foreign)	1,406,316	9,215
	Advanced Info Service PCL (Foreign)	1,414,850	9,056
	PTT Exploration & Production PCL (Foreign)	1,604,678	8,059
	Siam Commercial Bank PCL (Foreign)	995,486	5,978
	CP ALL PCL (Foreign)	4,192,000	5,464
	PTT PCL (Foreign)	539,900	5,347
	Siam Cement PCL (Foreign)	346,448	4,613
*	Siam Commercial Bank PCL (Local)	803,000	4,420
*	PTT PCL	439,572	4,354
	Bangkok Bank PCL (Foreign)	551,029	3,359
	Intouch Holdings PCL	1,550,704	3,289
	Airports of Thailand PCL (Foreign)	455,300	2,967
	PTT Global Chemical PCL	1,264,212	2,614
*	Bank of Ayudhya PCL (Local)	1,619,509	2,585
	TMB Bank PCL	24,536,600	2,055
^	Total Access Communication PCL (Foreign)	587,700	1,859
	Big C Supercenter PCL	254,900	1,836
*	Bangkok Dusit Medical Services PCL	3,418,000	1,800
	Krung Thai Bank PCL (Foreign)	2,716,125	1,796
*	BTS Group Holdings PCL	6,411,300	1,699
*	True Corp. PCL	5,770,300	1,691
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,552
	Thai Oil PCL (Foreign)	876,700	1,411
*	Indorama Ventures PCL	1,621,300	1,314
	Central Pattana PCL	903,200	1,293
	Glow Energy PCL (Foreign)	465,500	1,224
*	CP ALL PCL (Local)	841,000	1,206
*	Charoen Pokphand Foods PCL	1,445,900	1,196
*	Banpu PCL (Local)	1,230,800	1,183
*	PTT Global Chemical PCL	567,800	1,157
	Thai Union Frozen Products PCL (Foreign)	536,436	1,084
	Big C Supercenter PCL	142,400	1,021
*	Land and Houses PCL	3,419,100	997
	BEC World PCL (Foreign)	573,400	880
*	Central Pattana PCL	588,400	867
*,^ Berli Jucker PCL		472,900	822
*	Krung Thai Bank PCL	1,183,500	786
	Siam City Cement PCL (Foreign)	57,200	776
*	BEC World PCL	473,500	734
	Delta Electronics Thai PCL (Foreign)	339,900	653
^	IRPC PCL (Foreign)	5,950,900	617
*	Electricity Generating PCL	133,500	605
	Electricity Generating PCL (Foreign)	130,500	588
*	IRPC PCL	5,210,700	546
*	Total Access Communication PCL (Local)	167,000	533
*	Delta Electronics Thailand PCL	203,300	391
*	Ratchaburi Electricity Generating Holding PCL (Local)	213,900	360
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	316
*	Thai Airways International PCL (Foreign)	676,002	275
*	True Corp. PCL Rights Exp. 08/28/2014	2,243,070	213
*	Siam City Cement PCL (Local)	12,900	177
*	Intouch Holdings PCL	72,600	154
	Land and Houses PCL	478,520	140
*	Airports of Thailand PCL	20,500	136

Total Access Communication PCL	35,000	112
* Big C Supercenter PCL	2,900	21
		109,396
Turkey (0.4%)
Turkiye Garanti Bankasi AS	2,389,953	9,842
Akbank TAS	1,891,299	7,501
BIM Birlesik Magazalar AS	261,527	6,193
* Turkcell Iletisim Hizmetleri AS	898,195	5,874
Turkiye Halk Bankasi AS	724,075	5,452
Turkiye Is Bankasi	1,554,653	4,338
Haci Omer Sabanci Holding AS (Bearer)	919,878	4,287
KOC Holding AS	778,838	4,087
Tupras Turkiye Petrol Rafinerileri AS	134,275	3,281
Eregli Demir ve Celik Fabrikalari TAS	1,537,875	3,243
* Anadolu Efes Biracilik Ve Malt Sanayii AS	255,277	3,096
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,326,677	3,015
Turkiye Vakiflar Bankasi Tao	1,160,582	2,726
Coca-Cola Icecek AS	90,831	2,279
* Turk Hava Yollari	742,693	2,228
Yapi ve Kredi Bankasi AS	971,226	2,213
Turk Telekomunikasyon AS	581,080	1,740
TAV Havalimanlari Holding AS	164,626	1,351
Enka Insaat ve Sanayi AS	508,412	1,325
Ulker Biskuvi Sanayi AS	170,103	1,316
Arcelik AS	190,858	1,207
* Ford Otomotiv Sanayi AS	68,566	939
Koza Altin Isletmeleri AS	86,433	893
Tofas Turk Otomobil Fabrikasi AS	142,802	884
Turkiye Sise ve Cam Fabrikalari AS	517,721	753
Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	344
		80,407
United Arab Emirates (0.2%)
Emaar Properties PJSC	4,051,672	10,733
First Gulf Bank PJSC	1,111,005	5,483
DP World Ltd.	189,246	3,747
Aldar Properties PJSC	3,610,957	3,687
* Arabtec Holding Co.	2,617,126	3,004
Union National Bank PJSC	1,232,977	2,212
Dubai Financial Market	1,831,404	1,689
Dubai Islamic Bank PJSC	629,296	1,318
Air Arabia PJSC	2,503,821	940
Al Waha Capital PJSC	1,085,722	921
Dubai Investments PJSC	870,645	833
* Dana Gas PJSC	3,582,752	699
		35,266
United Kingdom (15.1%)
HSBC Holdings plc	21,913,433	234,933
Royal Dutch Shell plc Class A	4,522,838	185,961
BP plc	21,206,963	172,705
GlaxoSmithKline plc	5,586,650	134,632
British American Tobacco plc	2,171,382	127,205
Royal Dutch Shell plc Class B	2,818,276	121,360
AstraZeneca plc	1,450,111	105,882
Vodafone Group plc	30,527,545	101,660
Diageo plc	2,894,269	86,922
BHP Billiton plc	2,426,992	82,790

Rio Tinto plc	1,433,662	81,940
* Lloyds Banking Group plc	62,111,793	77,434
BG Group plc	3,910,918	77,121
Barclays plc	18,843,429	71,430
Prudential plc	2,932,779	67,407
Glencore plc	11,054,683	66,800
Reckitt Benckiser Group plc	741,568	65,464
National Grid plc	4,287,576	61,069
Unilever plc	1,386,896	59,923
BT Group plc	9,052,215	59,264
SABMiller plc	1,086,759	59,176
Shire plc	674,655	55,530
Standard Chartered plc	2,322,533	48,164
Imperial Tobacco Group plc	1,105,718	47,871
Anglo American plc London Shares	1,499,676	40,275
Tesco plc	9,221,177	40,008
Rolls-Royce Holdings plc	2,148,216	37,500
* Compass Group plc	1,941,400	31,634
Centrica plc	5,834,778	30,402
WPP plc	1,525,513	30,368
Aviva plc	3,380,092	28,605
SSE plc	1,120,310	27,514
Legal & General Group plc	6,727,242	26,540
BAE Systems plc	3,630,024	26,161
ARM Holdings plc	1,603,000	22,821
Reed Elsevier plc	1,317,280	21,176
Next plc	170,815	19,495
Experian plc	1,138,368	19,478
Associated British Foods plc	399,952	18,723
Old Mutual plc	5,609,045	18,453
CRH plc	788,481	18,350
Pearson plc	936,787	18,019
Smith & Nephew plc	1,027,980	17,691
British Sky Broadcasting Group plc	1,190,869	17,627
Standard Life plc	2,749,892	17,328
Land Securities Group plc	906,917	15,911
Wolseley plc	303,233	15,787
Capita plc	758,325	15,355
ITV plc	4,292,939	15,069
Whitbread plc	206,270	14,937
* Royal Bank of Scotland Group plc	2,451,518	14,612
British Land Co. plc	1,162,691	13,756
Kingfisher plc	2,718,671	13,732
Marks & Spencer Group plc	1,870,864	13,542
Tullow Oil plc	1,040,608	12,758
Burberry Group plc	510,932	12,149
United Utilities Group plc	783,373	11,742
Johnson Matthey plc	235,454	11,732
InterContinental Hotels Group plc	271,308	11,007
GKN plc	1,877,663	10,803
Babcock International Group plc	569,952	10,533
Weir Group plc	243,668	10,517
Bunzl plc	380,551	10,200
Smiths Group plc	449,945	9,655
Randgold Resources Ltd.	105,218	9,060
Severn Trent plc	274,547	8,957
* RSA Insurance Group plc	1,156,886	8,944

	Friends Life Group Ltd.	1,575,152	8,809
	Ashtead Group plc	579,756	8,697
	J Sainsbury plc	1,629,988	8,591
	Hammerson plc	815,709	8,248
	Direct Line Insurance Group plc	1,715,944	8,237
	Intertek Group plc	185,131	7,993
*	Aggreko plc	275,383	7,975
	Meggitt plc	926,497	7,933
	Travis Perkins plc	281,298	7,921
	Aberdeen Asset Management plc	1,132,705	7,864
	Sage Group plc	1,264,744	7,855
	Carnival plc	209,435	7,544
	G4S plc	1,781,629	7,539
	IMI plc	315,791	7,532
	Mondi plc	421,033	7,374
	Persimmon plc	345,775	7,283
	St. James's Place plc	589,383	7,204
	London Stock Exchange Group plc	216,485	7,062
	WM Morrison Supermarkets plc	2,484,067	7,051
	3i Group plc	1,104,168	7,013
	Taylor Wimpey plc	3,703,781	6,923
	Rexam plc	807,417	6,806
	Barratt Developments plc	1,117,843	6,558
	AMEC plc	340,941	6,527
*	International Consolidated Airlines Group SA (London Shares)	1,164,306	6,472
	Cobham plc	1,247,936	6,157
	Inmarsat plc	493,549	6,054
	William Hill plc	1,010,459	5,989
	Berkeley Group Holdings plc	144,545	5,951
*	Informa plc	698,249	5,729
	Tate & Lyle plc	537,954	5,648
	Intu Properties plc	1,020,393	5,639
	Admiral Group plc	226,848	5,566
	Antofagasta plc	406,893	5,537
	Drax Group plc	465,487	5,476
	Melrose Industries plc	1,235,549	5,473
	Croda International plc	154,718	5,472
	easyJet plc	250,948	5,469
	Petrofac Ltd.	296,777	5,469
	Coca-Cola HBC AG	226,902	5,316
	Schroders plc (Voting Shares)	130,758	5,254
	John Wood Group plc	413,778	5,216
	Segro plc	854,691	5,148
	Royal Mail plc	716,032	5,027
	Investec plc	576,507	4,986
	Hargreaves Lansdown plc	252,448	4,352
	Daily Mail & General Trust plc	306,539	4,322
	Rentokil Initial plc	2,077,473	4,143
	Serco Group plc	639,375	3,902
	ICAP plc	615,435	3,599
	TUI Travel plc	572,156	3,493
*,2 Merlin Entertainments plc		560,898	3,347
*	Sports Direct International plc	290,355	3,263
	Fresnillo plc	196,100	3,065
^	Ashmore Group plc	451,134	2,682
*,^ Polyus Gold International Ltd.		771,819	2,409
	Vedanta Resources plc	116,511	2,055

Polymetal International plc			229,822	1,954
*,^ Lonmin plc			487,357	1,869
Schroders plc			55,289	1,726
CRH plc			55,217	1,289
				3,398,626
Total Common Stocks (Cost $18,774,511)				22,399,926
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[5,6] Vanguard Market Liquidity Fund	0.118%		297,971,273	297,971

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[7,8] Federal Home Loan Bank Discount Notes	0.090%	8/6/14	2,000	2,000
7 Federal Home Loan Bank Discount Notes	0.065%	8/29/14	600	600
[7,8] Federal Home Loan Bank Discount Notes	0.081%	9/12/14	1,500	1,500
[7,8] Federal Home Loan Bank Discount Notes	0.080%	10/3/14	500	500
				4,600
Total Temporary Cash Investments (Cost $302,571)				302,571
Total Investments (101.1%) (Cost $19,077,082)				22,702,497
Other Assets and Liabilities-Net (-1.1%)[6]				(236,947)
Net Assets (100%)				22,465,550

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $241,275,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $31,335,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $258,818,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts,

FTSE All-World ex-US Index Fund

or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,416,439	—	8,875
Common Stocks—Other	349,274	19,624,003	1,335
Temporary Cash Investments	297,971	4,600	—
Futures Contracts—Liabilities[1]	(477)	—	—
Forward Currency Contracts—Liabilities	—	(402)	—
Total	3,063,207	19,628,201	10,210
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $270,656,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

FTSE All-World ex-US Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	September 2014	198	22,339	(177)
Dow Jones EURO STOXX 50 Index	September 2014	457	19,072	(905)
Topix Index	September 2014	123	15,459	614
S&P ASX 200 Index	September 2014	77	9,969	402
				(66)

FTSE All-World ex-US Index Fund

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	9/24/14	GBP	17,396	USD	29,466	(110)
Morgan Stanley Capital
Services Inc.	9/24/14	EUR	21,209	USD	28,803	(398)
UBS AG	9/17/14	JPY	2,690,951	USD	26,377	(209)
Bank of America NA	9/24/14	EUR	19,352	USD	26,285	(366)
Credit Suisse International	9/17/14	JPY	1,615,059	USD	15,849	(144)
UBS AG	9/23/14	AUD	14,441	USD	13,406	(39)
Bank of America NA	9/23/14	AUD	13,241	USD	12,283	(26)
BNP Paribas	9/24/14	USD	34,867	EUR	25,641	526
Bank of America NA	9/14/14	USD	27,787	JPY	2,836,798	200
Bank of America NA	9/23/14	USD	16,332	AUD	17,521	113
Morgan Stanley Capital
Services Inc.	9/24/14	USD	6,947	GBP	4,086	51
						(402)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2014, the cost of investment securities for tax purposes was $19,130,435,000. Net unrealized appreciation of investment securities for tax purposes was $3,752,062,000, consisting of unrealized gains of $4,757,939,000 on securities that had risen in value since their purchase and $1,185,877,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of July 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Australia (4.3%)
	DUET Group	1,504,600	3,356
	carsales.com Ltd.	247,100	2,609
	Primary Health Care Ltd.	575,940	2,575
	Spark Infrastructure Group	1,429,568	2,491
	Investa Office Fund	751,725	2,475
	Beach Energy Ltd.	1,576,463	2,452
	David Jones Ltd.	620,296	2,300
^	JB Hi-Fi Ltd.	118,325	2,177
	NIB Holdings Ltd.	588,302	1,766
	Mineral Resources Ltd.	163,840	1,664
	Qube Holdings Ltd.	787,321	1,637
^	Monadelphous Group Ltd.	110,323	1,624
	GrainCorp Ltd. Class A	201,149	1,617
	Cromwell Property Group	1,680,000	1,585
	G8 Education Ltd.	343,358	1,568
	Charter Hall Group	381,298	1,526
	Navitas Ltd.	332,255	1,513
	Myer Holdings Ltd.	717,334	1,498
	BWP Trust	627,736	1,486
	PanAust Ltd.	709,058	1,469
	Domino's Pizza Enterprises Ltd.	70,514	1,402
	Invocare Ltd.	140,612	1,371
	Charter Hall Retail REIT	369,357	1,368
*	Nine Entertainment Co. Holdings Ltd.	670,245	1,330
	Super Retail Group Ltd.	149,616	1,303
^	UGL Ltd.	197,015	1,265
	Magellan Financial Group Ltd.	116,264	1,255
*	Transpacific Industries Group Ltd.	1,255,400	1,249
	Iress Ltd.	154,028	1,239
^	M2 Group Ltd.	219,677	1,233
	Automotive Holdings Group Ltd.	329,429	1,184
	SAI Global Ltd.	259,228	1,168
	Ardent Leisure Group	489,258	1,163
	Breville Group Ltd.	149,999	1,150
	Independence Group NL	253,598	1,126
	iiNET Ltd.	157,879	1,105
	Western Areas Ltd.	234,846	1,085
*	Sandfire Resources NL	179,693	1,062
*	AWE Ltd.	590,580	988
	Sigma Pharmaceuticals Ltd.	1,355,877	980
^,* Sirius Resources NL		267,840	959
	Abacus Property Group	381,653	913
	Northern Star Resources Ltd.	573,389	907
	Cardno Ltd.	153,382	889
*	Karoon Gas Australia Ltd.	256,699	854
	Seven Group Holdings Ltd.	120,400	852
*	Senex Energy Ltd.	1,351,217	844
	Bradken Ltd.	200,640	834
^,* Mesoblast Ltd.		210,824	828

	Aveo Group	411,121	818
	Sirtex Medical Ltd.	44,305	768
^	Regis Resources Ltd.	468,627	754
	FlexiGroup Ltd.	207,159	711
	Premier Investments Ltd.	78,088	700
	Pacific Brands Ltd.	1,300,715	677
	ARB Corp. Ltd.	59,873	676
*	Transfield Services Ltd.	537,504	667
	Village Roadshow Ltd.	92,195	664
^,* Pact Group Holdings Ltd.		193,082	661
	Mermaid Marine Australia Ltd.	351,476	657
*	Papillon Resources Ltd.	387,657	655
^,* Syrah Resources Ltd.		126,294	653
	Southern Cross Media Group Ltd.	582,212	646
^,* Drillsearch Energy Ltd.		419,930	636
*	Roc Oil Co. Ltd.	1,095,937	628
	BT Investment Management Ltd.	98,550	610
*	Sundance Energy Australia Ltd.	475,756	599
*	Veda Group Ltd.	309,209	599
*	OzForex Group Ltd.	245,695	557
	Cabcharge Australia Ltd.	126,581	538
*	APN News & Media Ltd.	724,290	526
	Ainsworth Game Technology Ltd.	149,415	519
*	Saracen Mineral Holdings Ltd.	1,272,900	512
	Mount Gibson Iron Ltd.	762,499	511
	Ausdrill Ltd.	509,302	509
*	Cover-More Group Ltd.	293,237	495
*	Mayne Pharma Group Ltd.	614,911	492
*	Beadell Resources Ltd.	999,784	476
	Wotif.com Holdings Ltd.	152,360	468
	Evolution Mining Ltd.	655,833	468
^,* Horizon Oil Ltd.		1,230,328	426
*	Vocation Ltd.	149,108	426
	NRW Holdings Ltd.	425,357	421
*	Platinum Capital Ltd.	242,158	421
	Virtus Health Ltd.	57,628	416
*	Australian Agricultural Co. Ltd.	356,776	411
*	Steadfast Group Ltd.	331,644	409
*	Virgin Australia Holdings Ltd.	1,085,876	407
	Cedar Woods Properties Ltd.	58,120	407
	GUD Holdings Ltd.	55,803	385
	Tassal Group Ltd.	103,829	384
	McMillan Shakespeare Ltd.	43,871	383
	STW Communications Group Ltd.	280,187	382
*	Energy World Corp. Ltd.	1,178,478	381
	Hills Ltd.	224,358	378
	Australian Pharmaceutical Industries Ltd.	675,699	375
	Amcom Telecommunications Ltd.	193,528	366
	Retail Food Group Ltd.	83,193	360
^,* Paladin Energy Ltd.		1,051,647	360
	Skilled Group Ltd.	150,298	352
^,* Medusa Mining Ltd.		231,104	351
^,* Lynas Corp. Ltd.		2,238,067	350
	Tox Free Solutions Ltd.	113,410	343
^,* Linc Energy Ltd.		339,008	338
*	Dick Smith Holdings Ltd.	173,697	324
	RCR Tomlinson Ltd.	112,269	304

*	Panoramic Resources Ltd.	313,454	289
	MACA Ltd.	149,109	284
	Programmed Maintenance Services Ltd.	105,223	275
^,* Cudeco Ltd.		169,624	271
	Technology One Ltd.	102,908	268
	Oakton Ltd.	203,982	266
^	Credit Corp. Group Ltd.	32,005	261
	Astro Japan Property Group	67,032	261
*	Resolute Mining Ltd.	455,877	248
*	Tiger Resources Ltd.	837,171	246
*	Mineral Deposits Ltd.	131,685	232
	Thorn Group Ltd.	107,826	228
*	Billabong International Ltd.	457,987	226
*	ERM Power Ltd.	117,783	222
	Cash Converters International Ltd.	212,154	220
^	Acrux Ltd.	130,179	218
*	Energy Resources of Australia Ltd.	174,119	216
	Growthpoint Properties Australia Ltd.	92,025	212
*	Infigen Energy	954,536	202
	Sunland Group Ltd.	131,850	202
*	Sundance Resources Ltd.	2,619,109	202
^	Decmil Group Ltd.	108,517	199
^	Reject Shop Ltd.	21,920	195
^,* Perseus Mining Ltd.		487,089	193
^,* Buru Energy Ltd.		247,793	190
	UXC Ltd.	249,891	180
^,* NEXTDC Ltd.		115,462	167
	SMS Management & Technology Ltd.	43,059	164
*	Macmahon Holdings Ltd.	1,472,493	156
*	Indophil Resources NL	761,380	150
^,* Silver Lake Resources Ltd.		354,158	149
	Webjet Ltd.	54,639	149
*	Emeco Holdings Ltd.	720,007	144
	BC Iron Ltd.	44,075	137
*	Troy Resources Ltd.	171,798	126
*	Starpharma Holdings Ltd.	180,901	126
	Watpac Ltd.	150,993	121
^	Fleetwood Corp. Ltd.	56,264	113
^,* Kingsgate Consolidated Ltd.		132,156	111
*	Tap Oil Ltd.	186,680	104
^,* Kingsrose Mining Ltd.		197,107	101
*	Silex Systems Ltd.	167,045	98
	Aspen Group	76,280	87
	Mincor Resources NL	114,012	85
	Imdex Ltd.	139,048	83
*	Intrepid Mines Ltd.	297,788	75
^,* Boart Longyear Ltd.		378,135	64
	Crowe Horwath Australasia Ltd.	152,276	58
*	Cape Lambert Resources Ltd.	447,421	52
^,* Rex Minerals Ltd.		127,504	51
*	Dart Energy Ltd.	359,795	50
	Forge Group Ltd.	55,592	47
*	St. Barbara Ltd.	448,542	45
^,* Gindalbie Metals Ltd.		703,895	38
*	Kagara Ltd.	274,560	31
*	Nexus Energy Ltd.	1,906,834	23
*	Equatorial Resources Ltd.	71,238	22

^,* Coalspur Mines Ltd.		334,093	19
*	Galaxy Resources Ltd.	254,475	14
*	Virgin Australia Holdings Pvt Ltd	1,276,415	6
			108,976
Austria (0.6%)
	Wienerberger AG	131,912	1,980
	Oesterreichische Post AG	41,109	1,928
	CA Immobilien Anlagen AG	89,625	1,790
	Schoeller-Bleckmann Oilfield Equipment AG	13,624	1,620
	Atrium European Real Estate Ltd.	226,101	1,262
	Flughafen Wien AG	11,676	1,095
	Mayr Melnhof Karton AG	8,931	1,065
	RHI AG	31,310	971
	Conwert Immobilien Invest SE	77,190	947
	Zumtobel AG	33,449	688
2	AMAG Austria Metall AG	16,684	595
	Lenzing AG	8,900	520
	S IMMO AG	48,753	388
	EVN AG	26,305	364
	Palfinger AG	9,969	309
	Kapsch TrafficCom AG	4,887	192
			15,714
Belgium (1.3%)
	Ackermans & van Haaren NV	29,880	3,620
	bpost SA	115,322	2,893
	Cofinimmo	20,077	2,489
	Sofina SA	19,989	2,254
	Arseus NV	35,230	1,901
	Befimmo SA	20,574	1,611
	NV Bekaert SA	42,921	1,604
	Elia System Operator SA/NV	30,991	1,509
	Melexis NV	27,094	1,253
	D'ieteren SA/NV	29,410	1,241
	Gimv NV	22,353	1,095
	Warehouses De Pauw SCA	13,898	1,050
*	Euronav NV	84,371	1,021
^	Cie d'Entreprises CFE	9,321	914
^	Nyrstar (Voting Shares)	201,831	833
*	Tessenderlo Chemie NV (Voting Shares)	25,824	747
*	Mobistar SA	33,092	660
	Sipef SA	7,131	576
	Barco NV	7,256	535
	EVS Broadcast Equipment SA	10,323	528
*	AGFA-Gevaert NV	175,178	523
^	Cie Maritime Belge SA	20,578	482
^,* KBC Ancora		15,276	470
*	RHJ International SA	94,301	457
^,* ThromboGenics NV		36,876	451
	Econocom Group	47,718	434
	Van de Velde NV	6,914	366
	Wereldhave Belgium NV	1,621	209
*	Ion Beam Applications	13,429	202
	Intervest Offices & Warehouses NV	4,222	125
			32,053
Brazil (1.5%)
	Estacio Participacoes SA	272,016	3,375

* Qualicorp SA	240,652	2,784
Equatorial Energia SA	127,850	1,426
Odontoprev SA	278,827	1,144
Cia de Saneamento de Minas Gerais-COPASA	67,598	1,107
* B2W Cia Digital	71,513	1,053
Marcopolo SA Preference Shares	584,616	1,031
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao S.A	62,700	1,028
* PDG Realty SA Empreendimentos e Participacoes	1,518,100	970
Mills Estruturas e Servicos de Engenharia SA	91,778	956
Banco do Estado do Rio Grande do Sul SA Preference Shares	187,750	955
Diagnosticos da America SA	138,720	906
Linx SA	35,878	854
Smiles SA	48,293	841
Sao Martinho SA	49,000	820
* Marfrig Global Foods SA	276,312	806
Gafisa SA	527,782	768
Alpargatas SA Preference Shares	161,102	754
Aliansce Shopping Centers SA	90,579	751
* Gol Linhas Aereas Inteligentes SA Preference Shares	115,000	696
Iguatemi Empresa de Shopping Centers SA	62,000	663
Alupar Investimento SA	88,700	659
Iochpe-Maxion SA	87,950	645
Even Construtora e Incorporadora SA	228,022	627
* B2W Cia Digital Receipt	42,649	612
Fleury SA	91,556	602
Arezzo Industria e Comercio SA	45,400	573
Direcional Engenharia SA	123,294	552
Randon Participacoes SA Preference Shares	195,695	537
Ez Tec Empreendimentos e Participacoes SA	53,300	529
Grendene SA	90,064	526
Magnesita Refratarios SA	245,201	485
QGEP Participacoes SA	115,400	478
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	97,318	447
International Meal Co. Holdings SA	52,800	432
SLC Agricola SA	57,600	430
* Prumo Logistica SA	938,752	430
Mahle-Metal Leve SA Industria e Comercio	41,000	398
JSL SA	83,600	396
* Ser Educacional SA	36,200	388
Abril Educacao SA	22,700	380
Marisa Lojas SA	57,900	378
Santos Brasil Participacoes SA	55,846	367
Magazine Luiza SA	89,100	352
Tecnisa SA	117,100	343
Helbor Empreendimentos SA	128,300	315
LPS Brasil Consultoria de Imoveis SA	66,806	286
Brasil Brokers Participacoes SA	191,600	283
Contax Participacoes SA	34,353	259
Cia Energetica do Ceara Preference Shares	16,642	256
Brasil Insurance Participacoes e Administracao SA	61,427	253
* Brasil Pharma SA	138,900	219
* Rossi Residencial SA	300,115	188
Eneva SA	376,900	179
Sonae Sierra Brasil SA	22,400	178
* Paranapanema SA	136,200	159
Tegma Gestao Logistica	19,900	159

JHSF Participacoes SA	95,400	156
		38,144
Canada (13.9%)
* Tourmaline Oil Corp.	201,824	9,501
Gildan Activewear Inc.	137,912	8,081
^ Baytex Energy Corp.	186,462	7,993
Open Text Corp.	134,880	7,501
^ Vermilion Energy Inc.	108,612	7,168
Methanex Corp.	108,753	7,078
Keyera Corp.	90,460	6,772
AltaGas Ltd.	138,703	6,278
Onex Corp.	99,741	5,804
Dollarama Inc.	68,855	5,668
^ Enerplus Corp.	228,242	5,219
^ Peyto Exploration & Development Corp.	149,706	5,032
Industrial Alliance Insurance & Financial Services Inc.	113,370	4,971
Gibson Energy Inc.	141,370	4,337
Constellation Software Inc.	18,156	4,313
Empire Co. Ltd.	60,347	4,268
Precision Drilling Corp.	327,137	4,077
^ Veresen Inc.	235,525	4,003
^ Whitecap Resources Inc.	268,059	3,902
^ Pengrowth Energy Corp.	608,799	3,881
CCL Industries Inc. Class B	38,137	3,775
CAE Inc.	295,671	3,775
* Element Financial Corp.	288,300	3,744
Atco Ltd.	85,238	3,737
^ Home Capital Group Inc. Class B	78,208	3,723
Aimia Inc.	206,272	3,627
* New Gold Inc.	577,128	3,552
Canadian Western Bank	92,895	3,546
Progressive Waste Solutions Ltd.	137,094	3,441
ShawCor Ltd.	67,703	3,427
West Fraser Timber Co. Ltd.	71,513	3,258
MacDonald Dettwiler & Associates Ltd.	43,153	3,225
Stantec Inc.	50,739	3,219
Linamar Corp.	57,435	3,127
H&R REIT	146,937	3,117
TransForce Inc.	117,616	2,974
* Lundin Mining Corp.	515,027	2,962
^ Bonavista Energy Corp.	221,047	2,858
DH Corp.	93,066	2,812
* Paramount Resources Ltd. Class A	54,188	2,772
* Tahoe Resources Inc.	99,162	2,627
Secure Energy Services Inc.	123,954	2,623
^ Cineplex Inc.	73,171	2,616
Trican Well Service Ltd.	173,922	2,511
HudBay Minerals Inc.	232,570	2,498
^ Ritchie Bros Auctioneers Inc.	102,526	2,482
Quebecor Inc. Class B	101,838	2,471
Russel Metals Inc.	76,039	2,457
Pan American Silver Corp.	164,836	2,422
Ensign Energy Services Inc.	148,672	2,393
* Athabasca Oil Corp.	411,393	2,351
TMX Group Ltd.	43,530	2,287
^ Mullen Group Ltd.	89,197	2,283
WSP Global Inc.	67,097	2,249

	Capital Power Corp.	92,357	2,245
^	Corus Entertainment Inc. Class B	96,514	2,133
*	Celestica Inc.	197,331	2,117
*	Imax Corp.	79,880	2,098
	Westshore Terminals Investment Corp.	67,838	2,066
	FirstService Corp.	36,997	2,061
*	Detour Gold Corp.	177,570	2,001
*	Canfor Corp.	94,188	1,995
^	Hudson's Bay Co.	130,900	1,976
*	B2Gold Corp.	758,751	1,962
	Pason Systems Inc.	76,403	1,947
^	Superior Plus Corp.	147,110	1,878
	Toromont Industries Ltd.	77,789	1,858
^	Trilogy Energy Corp.	70,259	1,788
^	Bonterra Energy Corp.	32,190	1,781
	Jean Coutu Group PJC Inc. Class A	88,239	1,747
^	Northland Power Inc.	107,898	1,743
	Canadian Energy Services & Technology Corp.	195,900	1,705
	First Capital Realty Inc.	98,499	1,705
	Genworth MI Canada Inc.	46,503	1,686
*	Legacy Oil & Gas Inc.	222,000	1,680
*	Gran Tierra Energy Inc.	250,760	1,665
*	Bankers Petroleum Ltd.	291,810	1,649
*	Bellatrix Exploration Ltd.	221,863	1,642
	Boardwalk REIT	27,368	1,629
	Trinidad Drilling Ltd.	165,693	1,602
*	IAMGOLD Corp.	431,400	1,594
	Laurentian Bank of Canada	33,178	1,569
^	Canadian REIT	37,331	1,567
^	Lightstream Resources Ltd.	236,153	1,559
	RONA Inc.	140,193	1,554
	Dream Office REIT	58,120	1,547
^	Calloway REIT	63,464	1,528
	Maple Leaf Foods Inc.	84,379	1,522
	Enerflex Ltd.	89,211	1,510
	Calfrac Well Services Ltd.	76,900	1,470
	Algonquin Power & Utilities Corp.	197,461	1,469
*	Kelt Exploration Ltd.	122,010	1,439
*	First Majestic Silver Corp.	135,311	1,436
*	NuVista Energy Ltd.	154,994	1,423
*	SEMAFO Inc.	321,889	1,390
	Sherritt International Corp.	336,365	1,382
^	Parkland Fuel Corp.	73,127	1,381
*	Dominion Diamond Corp.	97,773	1,371
	Canaccord Genuity Group Inc.	115,661	1,345
	Alamos Gold Inc.	149,887	1,333
	Manitoba Telecom Services Inc.	46,016	1,324
*	ATS Automation Tooling Systems Inc.	96,107	1,307
^,* Westport Innovations Inc.		75,628	1,299
^	Emera Inc.	41,723	1,290
	Canadian Apartment Properties REIT	59,148	1,248
*	Crew Energy Inc.	135,723	1,224
	Cominar REIT	70,832	1,223
	Stella-Jones Inc.	48,285	1,196
*	Birchcliff Energy Ltd.	119,484	1,193
	North West Co. Inc.	53,859	1,186
^	Allied Properties REIT	36,782	1,179

	Innergex Renewable Energy Inc.	120,424	1,160
*	Torex Gold Resources Inc.	818,404	1,141
	AuRico Gold Inc.	275,033	1,130
^	Black Diamond Group Ltd.	41,700	1,121
*	Capstone Mining Corp.	413,277	1,107
^,* NovaGold Resources Inc.		287,737	1,087
	AGF Management Ltd. Class B	99,463	1,078
	Chartwell Retirement Residences	106,498	1,055
	Dorel Industries Inc. Class B	29,886	1,052
	Aecon Group Inc.	66,895	1,007
^	Artis REIT	70,190	1,001
*	Advantage Oil & Gas Ltd.	185,053	989
	Granite REIT	26,000	966
	Transcontinental Inc. Class A	75,029	957
	Centerra Gold Inc.	184,034	957
*	OceanaGold Corp.	332,509	948
	Martinrea International Inc.	80,438	946
*	Avigilon Corp.	39,700	925
	Nevsun Resources Ltd.	241,931	919
^	Canexus Corp.	204,417	885
	Major Drilling Group International Inc.	104,124	859
^,* Silver Standard Resources Inc.		93,004	854
*	China Gold International Resources Corp. Ltd.	280,800	824
*	Imperial Metals Corp.	52,202	800
^	Just Energy Group Inc.	145,102	785
	Cott Corp.	114,994	785
*	Osisko Gold Royalties Ltd.	54,515	777
	Alacer Gold Corp.	324,659	741
*	Pretium Resources Inc.	107,900	738
*	BlackPearl Resources Inc.	373,520	737
*	Great Canadian Gaming Corp.	50,530	732
*	Endeavour Silver Corp.	117,160	692
^	Savanna Energy Services Corp.	93,062	680
	Morguard REIT	41,144	677
	Cogeco Cable Inc.	11,883	661
*	Argonaut Gold Inc.	180,240	658
*	Dundee Precious Metals Inc.	138,476	657
*	Dundee Corp. Class A	39,330	650
*	Dream Unlimited Corp. Class A	51,030	637
	Norbord Inc.	29,434	613
^	Extendicare Inc.	85,575	586
^,* Denison Mines Corp.		390,667	520
	GMP Capital Inc.	66,200	493
*	Taseko Mines Ltd.	213,370	491
	Torstar Corp. Class B	70,091	486
^	Atlantic Power Corp.	124,074	470
^	Sprott Inc.	169,800	459
*	Thompson Creek Metals Co. Inc.	165,415	458
*	Gran Tierra Energy Inc.	63,848	423
	Wi-Lan Inc.	130,900	420
	Northern Property REIT	13,500	362
	Cascades Inc.	58,366	357
*	Continental Gold Ltd.	100,500	356
^	First National Financial Corp.	16,000	345
^	Silvercorp Metals Inc.	164,393	308
^	Reitmans Canada Ltd. Class A	47,773	264
	InnVest REIT	39,343	201

^,* Westport Innovations Inc.		7,000	121
*	Torex Gold Resources Inc Warrants	56,907	1
			350,314
Chile (0.4%)
	Vina Concha y Toro SA	632,769	1,239
	Sonda SA	538,882	1,226
	Parque Arauco SA	571,220	1,068
	E.CL SA	611,128	845
	CFR Pharmaceuticals SA	2,441,572	819
	Inversiones Aguas Metropolitanas SA	492,585	778
	Ripley Corp. SA	1,039,261	624
	Sigdo Koppers SA	325,988	483
	Sociedad Matriz SAAM SA	5,642,437	473
	Inversiones La Construccion SA	38,290	460
	Administradora de Fondos de Pensiones Habitat SA	351,216	451
	Forus SA	92,362	420
	Salfacorp SA	474,598	361
*	Cia Sud Americana de Vapores SA	7,706,252	350
	Coca-Cola Embonor SA Preference Shares Class B	181,228	319
	Besalco SA	448,004	311
*	Cia Sud Americana de Vapores SA Rights Exp. 08/02/2014	1,993,607	—
			10,227
China (2.7%)
^	Hanergy Solar Group Ltd.	12,439,689	1,949
*	Shunfeng Photovoltaic International Ltd.	1,435,001	1,592
	Tong Ren Tang Technologies Co. Ltd.	1,110,488	1,577
	Sunac China Holdings Ltd.	1,812,000	1,484
	China Medical System Holdings Ltd.	1,023,800	1,270
^	China South City Holdings Ltd.	2,462,000	1,237
	Skyworth Digital Holdings Ltd.	2,484,497	1,226
^	China Power International Development Ltd.	2,866,320	1,202
^,* China Modern Dairy Holdings Ltd.		2,510,000	1,162
*	China High Speed Transmission Equipment Group Co. Ltd.	1,453,000	1,133
^	Sunny Optical Technology Group Co. Ltd.	822,000	1,081
	Intime Retail Group Co. Ltd.	1,140,937	1,063
	Greatview Aseptic Packaging Co. Ltd.	1,310,000	1,029
	Digital China Holdings Ltd.	1,014,671	999
^	Sinopec Kantons Holdings Ltd.	1,223,962	907
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,908,000	822
^	Kaisa Group Holdings Ltd.	2,242,000	819
	BYD Electronic International Co. Ltd.	1,088,000	799
	China Oil & Gas Group Ltd.	4,400,000	784
^	China Overseas Grand Oceans Group Ltd.	959,000	776
^	China Singyes Solar Technologies Holdings Ltd.	527,600	769
	China Shanshui Cement Group Ltd.	2,121,757	762
*	China Resources and Transportation Group Ltd.	18,400,000	758
*	Coolpad Group Ltd.	3,061,956	713
*	Kingdee International Software Group Co. Ltd.	2,049,200	708
^	Baoxin Auto Group Ltd.	873,000	703
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	548,000	697
	Lijun International Pharmaceutical Holding Co. Ltd.	1,556,000	687
	MMG Ltd.	1,700,127	675
^,* North Mining Shares Co. Ltd.		12,020,000	675
	China Suntien Green Energy Corp. Ltd.	2,158,000	669
^,* Hunan Nonferrous Metal Corp. Ltd.		1,905,223	653
^	China Lumena New Materials Corp.	3,950,000	637

	Lao Feng Xiang Co. Ltd. Class B	230,220	631
	Phoenix Satellite Television Holdings Ltd.	1,779,783	614
^,* China Precious Metal Resources Holdings Co. Ltd.		4,562,000	606
	Dah Chong Hong Holdings Ltd.	983,988	601
^	Dongyue Group Ltd.	1,306,000	597
^	Tibet 5100 Water Resources Holdings Ltd.	1,718,000	593
	China ZhengTong Auto Services Holdings Ltd.	1,066,000	590
	Ajisen China Holdings Ltd.	700,408	579
*	Tech Pro Technology Development Ltd.	948,000	558
*	Hi Sun Technology China Ltd.	2,067,000	555
	First Tractor Co. Ltd.	732,832	550
^	China Lesso Group Holdings Ltd.	905,000	532
	China Shineway Pharmaceutical Group Ltd.	314,000	525
	Beijing Capital Land Ltd.	1,372,000	508
^	Yuexiu Transport Infrastructure Ltd.	762,000	503
	Shenguan Holdings Group Ltd.	1,290,000	489
^,* V1 Group Ltd.		5,161,566	484
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,543,417	481
^	NetDragon Websoft Inc.	254,500	476
*	Sinotrans Shipping Ltd.	1,653,190	455
	Dalian Port PDA Co. Ltd.	1,556,538	451
	Hilong Holding Ltd.	785,000	440
*	China Traditional Chinese Medicine Co. Ltd.	1,014,000	435
	China Datang Corp. Renewable Power Co. Ltd.	2,907,000	432
^,* Chinasoft International Ltd.		1,384,000	429
	Luthai Textile Co. Ltd. Class B	299,900	419
	Hangzhou Steam Turbine Co. Class B	347,112	418
*	Glorious Property Holdings Ltd.	2,780,000	411
^,* China Metal Recycling Holdings Ltd.		332,400	404
	Wasion Group Holdings Ltd.	502,000	398
	West China Cement Ltd.	3,216,000	395
	Bank of Chongqing Co. Ltd.	569,000	393
	XTEP International Holdings Ltd.	920,379	392
	Jiangsu Future Land Co. Ltd. Class B	763,150	387
^	Bloomage Biotechnology Corp. Ltd.	152,500	377
*	China Power New Energy Development Co. Ltd.	6,140,000	376
	Fufeng Group Ltd.	944,606	365
	Lonking Holdings Ltd.	2,024,313	362
	CPMC Holdings Ltd.	419,000	361
*	China Tian Lun Gas Holdings Ltd.	295,500	354
^	Hengdeli Holdings Ltd.	2,021,765	351
	Yashili International Holdings Ltd.	1,006,000	351
	Welling Holding Ltd.	1,203,600	346
	Tianjin Development Hldgs Ltd.	426,000	346
	Xingda International Holdings Ltd.	864,000	346
	NVC Lighting Holding Ltd.	1,516,000	343
*	EverChina International Holdings Co. Ltd.	7,695,000	336
	CIFI Holdings Group Co. Ltd.	1,632,000	325
	Livzon Pharmaceutical Group Inc.	51,500	317
*	Comba Telecom Systems Holdings Ltd.	959,175	311
^	Chaowei Power Holdings Ltd.	549,000	308
^	Changshouhua Food Co. Ltd.	326,000	305
	China Water Affairs Group Ltd.	876,000	303
	Wisdom Holdings Group	556,000	296
^	Daphne International Holdings Ltd.	671,996	295
	China Lilang Ltd.	435,000	285
*	China WindPower Group Ltd.	3,420,000	277

	Tianjin Port Development Holdings Ltd.	1,681,976	276
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	275
	Tianneng Power International Ltd.	710,000	272
	China National Accord Medicines Corp. Ltd. Class B	52,900	265
	COSCO International Holdings Ltd.	626,000	263
	Anxin-China Holdings Ltd.	2,080,000	262
^	Vinda International Holdings Ltd.	155,000	261
	Hydoo International Holding Ltd.	1,208,000	258
	C C Land Holdings Ltd.	1,173,000	256
	China SCE Property Holdings Ltd.	1,259,000	256
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	251
	Weiqiao Textile Co.	468,500	249
^	Fantasia Holdings Group Co. Ltd.	1,986,000	242
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	238
	Shanghai Baosight Software Co. Ltd. Class B	115,670	235
*	China Huiyuan Juice Group Ltd.	518,000	232
	China Fangda Group Co. Ltd. Class B	436,800	229
	Qingling Motors Co. Ltd.	752,929	226
	Shanghai Diesel Engine Co. Ltd. Class B	327,400	226
^	Texhong Textile Group Ltd.	297,500	225
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	224
	Hubei Sanonda Co. Ltd. Class B	178,600	220
	Yuanda China Holdings Ltd.	2,880,000	218
	Tiangong International Co. Ltd.	996,000	216
	Xiamen International Port Co. Ltd.	1,177,000	216
*	Sinolink Worldwide Holdings Ltd.	2,370,000	212
	Huangshan Tourism Development Co. Ltd. Class B	158,500	211
*	Mingfa Group International Co. Ltd.	868,000	202
*	Winsway Enterprises Holdings Ltd.	3,198,870	199
	MIE Holdings Corp.	1,070,000	183
*	China Rare Earth Holdings Ltd.	1,334,000	182
*	HKC Holdings Ltd.	6,008,460	181
*	Powerlong Real Estate Holdings Ltd.	1,193,000	181
^,* TCL Multimedia Technology Holdings Ltd.		471,842	173
	Chongqing Machinery & Electric Co. Ltd.	1,046,000	169
*	Shang Gong Group Co. Ltd. Class B	286,100	165
	Huaxin Cement Co. Ltd. Class B	174,560	164
	Minmetals Land Ltd.	1,184,000	163
	Eastern Communications Co. Ltd. Class B	269,950	161
	361 Degrees International Ltd.	684,000	160
	Maoye International Holdings Ltd.	923,459	154
	SRE Group Ltd.	4,930,302	154
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	146
	Hainan Meilan International Airport Co. Ltd.	166,000	145
	Peak Sport Products Co. Ltd.	523,756	139
*	Lingbao Gold Co. Ltd.	748,558	132
*	INESA Electron Co. Ltd. Class B	268,933	129
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	123
	Hefei Meiling Co. Ltd. Class B	184,160	119
*	China Automation Group Ltd.	566,670	115
*	O-Net Communications Group Ltd.	397,000	111
	Changchai Co. Ltd. Class B	179,100	110
*	Hidili Industry International Development Ltd.	815,000	106
*	Boshiwa International Holding Ltd.	469,000	102
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	101
*	Shenzhen Chiwan Petroleum Class B	47,000	98
*	Chengde Nanjiang Co. Ltd. Class B	271,700	96

Chen Hsong Holdings	322,000	95
China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	90
Shanghai Yaohua Pilkington Glass Group Co. Ltd.	139,400	87
^ China ITS Holdings Co. Ltd.	531,000	85
* Shanghai Highly Group Co. Ltd. Class B	147,000	82
* Kama Co. Ltd. Class B	171,000	82
Real Nutriceutical Group Ltd.	314,000	77
* Sparkle Roll Group Ltd.	1,392,000	74
* Jinchuan Group International Resources Co. Ltd.	644,000	73
* Foshan Huaxin Packaging Co. Ltd. Class B	135,000	69
* Shanghai Potevio Co. Ltd. Class B	83,300	68
* Global Bio-Chem Technology Group Co. Ltd.	1,678,000	65
* China High Precision Automation Group Ltd.	401,000	63
* Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	61
Fiyta Holdings Ltd. Class B	73,309	61
Dalian Refrigeration Co. Ltd. Class B	57,600	53
* Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	47
* Shenzhen Nanshan Power Co. Ltd. Class B	132,150	44
* Shenzhen International Enterprise Co. Ltd. Class B	38,200	44
* China Tontine Wines Group Ltd.	952,000	41
* Jinshan Development & Construction Co. Ltd. Class B	67,500	41
* Real Gold Mining Ltd.	239,476	26
* Chigo Holding Ltd.	1,038,000	25
* Shenglong PV-Tech Investment Co. Ltd.	44,660	1
		68,715
Colombia (0.1%)
Banco Davivienda SA Preference Shares	103,820	1,758

Czech Republic (0.0%)
Philip Morris CR AS	310	156

Denmark (1.1%)
GN Store Nord A/S	187,399	4,790
* Jyske Bank A/S	84,165	4,776
* Topdanmark A/S	95,942	2,958
* Sydbank A/S	86,241	2,361
* Genmab A/S	54,207	2,166
NKT Holding A/S	29,420	1,850
* Royal UNIBREW	9,065	1,327
SimCorp A/S	40,433	1,310
Matas A/S	44,077	1,118
Spar Nord Bank A/S	96,632	1,050
ALK-Abello A/S	6,729	966
Schouw & Co.	12,578	582
* Auriga Industries A/S Class B	7,220	388
* Bavarian Nordic A/S	18,922	388
Solar A/S Class B	5,174	370
* Alm Brand A/S	71,984	369
* Bang & Olufsen A/S	24,421	299
D/S Norden A/S	8,002	245
		27,313
Egypt (0.1%)
* Six of October Development & Investment	66,991	360
* Medinet Nasr Housing	59,397	341
* Orascom Telecom Media And Technology Holding SAE	1,850,079	324
Amer Group Holding	1,525,662	298

* Palm Hills Developments SAE	435,649	255
Heliopolis Co. for Housing and Construction SAE	26,698	181
Oriental Weavers	23,058	159
Arab Cotton Ginning	184,483	140
* Egyptian Resorts Co.	494,654	121
* Maridive & Oil Services SAE	82,111	88
Egyptian Financial & Industrial Co.	43,090	67
* Abu Dhabi Islamic Bank	53,172	59
* Nile Cotton Ginning	31,192	29
		2,422
Finland (1.6%)
Elisa Oyj	179,897	5,153
Orion Oyj Class B	112,361	4,166
Huhtamaki Oyj	122,917	3,273
Amer Sports Oyj	136,047	2,679
Tieto Oyj	88,800	2,360
^ Outotec Oyj	219,561	2,279
Konecranes Oyj	68,407	2,223
* Outokumpu Oyj	238,077	1,930
Cargotec Oyj Class B	46,063	1,679
^ YIT Oyj	150,959	1,547
Sponda Oyj	286,530	1,472
Kemira Oyj	92,936	1,265
Caverion Corp.	149,311	1,239
Citycon Oyj	307,891	1,131
Metsa Board Oyj	231,160	1,099
Uponor Oyj	69,795	1,075
^ Sanoma Oyj	111,689	876
Ramirent Oyj	87,707	834
Raisio plc	138,086	761
Lassila & Tikanoja Oyj	30,573	576
Cramo Oyj	25,473	517
Stockmann OYJ Abp Class B	32,328	463
F-Secure Oyj	118,532	427
* Finnair Oyj	77,235	295
* Oriola-KD Oyj	81,211	243
HKScan Oyj	22,851	114
		39,676
France (2.7%)
^ Ingenico	51,592	5,219
Teleperformance	67,444	4,686
Orpea	44,615	2,921
^ Neopost SA	40,854	2,869
Eurofins Scientific SE	9,528	2,841
Faurecia	70,128	2,481
Havas SA	286,124	2,239
* Technicolor SA	309,177	2,237
Rubis SCA	36,430	2,187
* UBISOFT Entertainment	114,943	1,923
Korian-Medica	48,397	1,758
* Nexans SA	37,924	1,727
Plastic Omnium SA	64,933	1,720
* Etablissements Maurel et Prom	103,767	1,578
Altran Technologies SA	140,262	1,476
Vicat	18,356	1,461
Metropole Television SA	77,144	1,415

*	Eramet	10,451	1,304
	Rallye SA	25,561	1,283
	Alten SA	26,586	1,281
	Virbac SA	5,315	1,138
	IPSOS	41,703	1,130
	Mercialys SA	47,583	1,129
	Nexity SA	29,029	1,100
	Saft Groupe SA	29,028	1,070
^,* SOITEC		310,830	948
	Sartorius Stedim Biotech	4,604	795
	Vilmorin & Cie SA	6,507	766
	Bourbon SA	25,646	738
	Groupe Steria SCA	26,356	732
	Sopra Group SA	6,605	714
	LISI	4,479	698
*	Beneteau SA	37,800	668
	Tarkett SA	20,563	660
*	Club Mediterranee SA	20,870	607
*	GameLoft SE	91,256	582
*	FFP	8,455	566
	Boiron SA	7,420	564
	April	23,569	527
	ALBIOMA	20,640	522
	Societe d'Edition de Canal &	62,415	508
	MPI	81,861	463
	Societe de la Tour Eiffel	5,937	461
*	Groupe Fnac	10,264	454
	Bonduelle S.C.A.	15,840	442
*	Bull	64,342	425
	Faiveley Transport SA	5,908	423
	Derichebourg SA	142,793	420
	Jacquet Metal Service	18,428	381
	Mersen	13,125	371
*	Solocal Group	422,236	345
	Burelle SA	351	301
*	Trigano SA	8,932	226
	Assystem	7,796	224
*	Esso SA Francaise	4,789	218
	Stallergenes SA	2,818	209
	Guerbet	4,184	185
*	Parrot SA	7,881	182
*	Manitou BF SA	9,233	154
	Haulotte Group SA	9,244	145
	Seche Environnement SA	4,332	135
	GL Events	5,304	124
^	Maisons France Confort SA	2,157	93
	Union Financiere de France BQE SA	3,200	88
*	Etablissements Maurel et Prom Warrants Exp. 12/31/2015	38,916	8
			67,245
Germany (3.6%)
	Wirecard AG	130,586	4,844
*	GAGFAH SA	245,855	4,309
	LEG Immobilien AG	57,374	4,018
	Freenet AG	122,041	3,220
*	MorphoSys AG	31,026	2,969
	Stada Arzneimittel AG	71,805	2,965
	Aurubis AG	53,184	2,583

	Gerresheimer AG	37,189	2,567
	Leoni AG	37,548	2,566
	Deutsche Euroshop AG	53,259	2,514
	Rhoen Klinikum AG	77,992	2,419
	Aareal Bank AG	53,106	2,252
*	Dialog Semiconductor plc	72,298	2,199
	DMG MORI SEIKI AG	70,623	2,157
	Drillisch AG	49,129	1,839
	TAG Immobilien AG	150,721	1,837
	Norma Group SE	36,731	1,810
^	KUKA AG	31,826	1,765
^,* SGL Carbon SE		53,660	1,723
	Salzgitter AG	45,131	1,680
	KION Group AG	42,892	1,669
	Wincor Nixdorf AG	31,655	1,608
	Krones AG	16,374	1,587
	Rational AG	4,694	1,524
*	Aixtron SE	107,607	1,452
*	Kloeckner & Co. SE	110,042	1,431
	Gerry Weber International AG	29,774	1,355
*	Nordex SE	73,228	1,331
	Duerr AG	16,463	1,254
	ElringKlinger AG	32,793	1,183
	Jungheinrich AG Preference Shares	19,400	1,181
	Bechtle AG	15,129	1,174
	Sartorius AG Preference Shares	9,692	1,158
	Pfeiffer Vacuum Technology AG	11,554	1,147
	CTS Eventim AG & Co. KGaA	39,196	1,147
	Indus Holding AG	20,973	1,102
	alstria office REIT-AG	79,788	1,055
	KWS Saat AG	2,701	950
	BayWa AG	17,538	871
	Rheinmetall AG	13,458	816
	Vossloh AG	11,125	809
	Aurelius AG	21,957	773
	Deutz AG	109,368	771
	Biotest AG Preference Shares	7,101	752
	Grenkeleasing AG	7,079	734
	KSB AG Preference Shares	1,085	708
	Jenoptik AG	52,218	693
	Bertrandt AG	5,522	690
	Takkt AG	37,067	620
^	Draegerwerk AG & Co. KGaA Preference Shares	6,768	610
	CompuGroup Medical AG	24,039	598
	Wacker Neuson SE	26,538	582
	Sixt SE Preference Shares	20,520	570
^,* Heidelberger Druckmaschinen AG		166,658	545
	Sixt SE	14,188	497
	Carl Zeiss Meditec AG	15,332	455
	Hamburger Hafen und Logistik AG	16,872	435
	GFK SE	9,411	427
*	Kontron AG	64,059	404
	CAT Oil AG	20,245	387
	DIC Asset AG	36,039	341
*	Bauer AG	15,649	339
*	Patrizia Immobilien AG	28,219	315
	Deutsche Beteiligungs AG	9,994	293

^,* SMA Solar Technology AG		10,033	270
	comdirect bank AG	23,542	244
	QSC AG	56,381	227
	Draegerwerk AG & Co. KGaA	2,797	221
*	H&R AG	22,324	213
	Delticom AG	3,695	133
^,* Air Berlin plc		63,732	111
	CropEnergies AG	10,226	60
			92,058
Greece (0.6%)
	OPAP SA	232,291	3,786
*	Folli Follie SA	49,582	2,073
*	Public Power Corp. SA	118,338	1,727
*	JUMBO SA	108,678	1,626
	Titan Cement Co. SA	50,127	1,537
*	Mytilineos Holdings SA	83,813	717
	Motor Oil Hellas Corinth Refineries SA	59,205	637
	Hellenic Exchanges SA	64,069	634
	Eurobank Properties Real Estate Investment Co.	44,280	561
*	Ellaktor SA	109,531	555
	Athens Water Supply & Sewage Co. SA	35,763	458
	Metka SA	25,278	408
*	Marfin Investment Group Holdings SA	487,204	289
*	Intralot SA-Integrated Lottery Systems & Services	99,887	246
*	Frigoglass SA	33,992	159
*	TT Hellenic Postbank SA	44,448	10
			15,423
Hong Kong (1.6%)
*	Citic 21CN Co. Ltd.	2,515,876	1,902
	NagaCorp Ltd.	1,642,228	1,439
	Yingde Gases Group Co. Ltd.	1,230,000	1,343
	Stella International Holdings Ltd.	450,591	1,256
	Pacific Basin Shipping Ltd.	2,076,766	1,251
	Luk Fook Holdings International Ltd.	397,000	1,233
	Vitasoy International Holdings Ltd.	947,908	1,220
	Minth Group Ltd.	612,219	1,168
	K Wah International Holdings Ltd.	1,288,000	937
^	REXLot Holdings Ltd.	8,729,448	909
	Giordano International Ltd.	1,471,735	861
	Truly International Holdings Ltd.	1,431,000	861
	Value Partners Group Ltd.	1,112,000	806
*	G-Resources Group Ltd.	27,627,190	793
^,* FDG Electric Vehicles Ltd.		12,380,080	791
	Chow Sang Sang Holdings International Ltd.	277,565	719
^	Newocean Energy Holdings Ltd.	1,030,000	703
*	COFCO Land Holdings Ltd.	2,828,000	702
	TCL Communication Technology Holdings Ltd.	561,542	699
	Landing International Development Ltd.	9,875,000	670
	Pacific Textiles Holdings Ltd.	526,000	659
	Ju Teng International Holdings Ltd.	946,000	632
	SITC International Holdings Co. Ltd.	1,424,000	626
	SmarTone Telecommunications Holdings Ltd.	423,730	614
^	Anton Oilfield Services Group	1,086,000	610
^	Summit Ascent Holdings Ltd.	886,000	600
^,* Xinchen China Power Holdings Ltd.		941,000	567
	Yuexiu REIT	1,096,000	539

*	Nexteer Automotive Group Ltd.	748,000	533
	CITIC Telecom International Holdings Ltd.	1,449,004	520
	Springland International Holdings Ltd.	1,239,000	511
	Sunlight REIT	1,177,000	503
^,* United Photovoltaics Group Ltd.		3,634,000	483
	Goodbaby International Holdings Ltd.	955,000	479
^	Honghua Group Ltd.	1,925,000	469
	SPT Energy Group Inc.	861,000	456
	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	952,879	440
	Trinity Ltd.	1,746,000	439
	Prosperity REIT	1,231,000	416
	APT Satellite Holdings Ltd.	279,000	411
	Man Wah Holdings Ltd.	276,800	409
^,* Lung Cheong International Holdings Ltd.		2,942,000	409
	Far East Consortium International Ltd.	1,053,858	401
	TCC International Holdings Ltd.	859,000	397
*	Sino Oil And Gas Holdings Ltd.	12,045,000	382
^,* Yanchang Petroleum International Ltd.		7,630,000	381
	New World Department Store China Ltd.	846,966	380
	Singamas Container Holdings Ltd.	1,917,960	366
	Varitronix International Ltd.	386,000	354
*	China Public Procurement Ltd.	7,820,000	346
*	Lai Sun Development Co. Ltd.	12,085,000	303
	HKR International Ltd.	634,400	299
	Ports Design Ltd.	680,592	291
	AMVIG Holdings Ltd.	764,000	287
^,* United Laboratories International Holdings Ltd.		430,500	286
^,* Midland Holdings Ltd.		514,000	278
*	SOCAM Development Ltd.	290,725	276
*	Microport Scientific Corp.	457,000	274
^,* Louis XIII Holdings Ltd.		364,000	273
	Emperor Watch & Jewellery Ltd.	4,230,000	270
	Regal Hotels International Holdings Ltd.	414,000	246
	Road King Infrastructure Ltd.	257,346	240
^,* Sunshine Oilsands Ltd.		1,555,000	236
	Polytec Asset Holdings Ltd.	1,440,000	223
	Dickson Concepts International Ltd.	390,438	221
	China Aerospace International Holdings Ltd.	1,978,000	207
	TPV Technology Ltd.	876,000	188
	Liu Chong Hing Investment Ltd.	138,000	181
	Yip's Chemical Holdings Ltd.	272,000	177
*	China Household Holdings Ltd.	1,625,000	171
	EVA Precision Industrial Holdings Ltd.	696,000	163
^,* Silver base Group Holdings Ltd.		1,234,475	156
	Inspur International Ltd.	736,000	155
	IT Ltd.	412,000	152
	China Merchants Land Ltd.	968,000	145
*	Hong Kong Television Network Ltd.	405,000	136
*	L'sea Resources International Holdings Ltd.	3,050,000	127
*	Neo-Neon Holdings Ltd.	591,500	120
	Henderson Investment Ltd.	1,405,000	112
*	CST Mining Group Ltd.	15,432,000	105
*	Mongolia Energy Corp. Ltd.	3,603,000	104
*	PetroAsian Energy Holdings Ltd.	3,380,000	91
*	Heng Tai Consumables Group Ltd.	3,480,750	63
	China Environmental Energy Investment Ltd.	2,892,000	48
*	Mongolian Mining Corp.	662,000	48

Oriental Press Group	262,000	30
		41,277
India (1.8%)
Aurobindo Pharma Ltd.	157,580	1,844
Indiabulls Housing Finance Ltd.	236,567	1,589
* Apollo Hospitals Enterprise Ltd.	93,388	1,557
Motherson Sumi Systems Ltd.	230,427	1,382
* UPL Ltd.	242,830	1,314
* LIC Housing Finance Ltd.	270,881	1,285
Mindtree Ltd.	72,064	1,248
Marico Ltd.	258,484	1,090
Havells India Ltd.	53,811	1,060
Eicher Motors Ltd.	7,277	1,019
* Pidilite Industries Ltd.	144,967	889
Federal Bank Ltd.	445,720	876
Bajaj Finserv Ltd.	47,803	744
* Jubilant Foodworks Ltd.	35,344	731
Max India Ltd.	139,997	707
ING Vysya Bank Ltd.	69,786	702
Page Industries Ltd.	5,266	700
CESC Ltd.	63,612	675
Apollo Tyres Ltd.	230,286	659
IFCI Ltd.	1,013,175	633
Amtek Auto Ltd.	148,844	631
Arvind Ltd.	164,332	621
Bajaj Finance Ltd.	16,643	603
* Petronet LNG Ltd.	199,658	601
Jammu & Kashmir Bank Ltd.	22,759	599
* Just Dial Ltd.	21,420	588
Jain Irrigation Systems Ltd.	344,143	576
Britannia Industries Ltd.	30,250	571
IRB Infrastructure Developers Ltd.	132,145	557
Emami Ltd.	60,451	539
Torrent Pharmaceuticals Ltd.	43,585	534
* Suzlon Energy Ltd.	1,502,111	533
* Indian Hotels Co. Ltd.	341,129	529
* Hathway Cable & Datacom Ltd.	94,251	495
Thermax Ltd.	32,338	467
* Housing Development & Infrastructure Ltd.	302,626	459
Bhushan Steel Ltd.	69,507	452
Biocon Ltd.	57,919	447
Sundaram Finance Ltd.	28,025	438
Strides Arcolab Ltd.	39,671	433
Voltas Ltd.	133,317	421
Berger Paints India Ltd.	85,174	420
* Tata Global Beverages Ltd.	165,766	418
* MRF Ltd.	1,054	405
Sobha Developers Ltd.	54,471	405
Ipca Laboratories Ltd.	33,503	390
Ramco Cements Ltd.	83,231	390
South Indian Bank Ltd.	753,626	373
PTC India Ltd.	266,177	367
* Oberoi Realty Ltd.	82,794	355
IIFL Holdings Ltd.	157,859	342
Syndicate Bank	144,831	340
Hexaware Technologies Ltd.	145,401	339
Indian Overseas Bank	281,582	324

Engineers India Ltd.	69,398	320
Coromandel International Ltd.	78,364	312
L&T Finance Holdings Ltd.	276,199	310
Polaris Financial Technology Ltd.	88,447	310
Indiabulls Real Estate Ltd.	234,345	302
TVS Motor Co. Ltd.	121,091	293
Sintex Industries Ltd.	191,650	267
Indraprastha Gas Ltd.	41,986	257
Videocon Industries Ltd.	88,639	245
* Dish TV India Ltd.	243,226	234
Gateway Distriparks Ltd.	59,349	230
NCC Ltd.	186,878	224
* Sun Pharma Advanced Research Co. Ltd.	80,312	224
Jindal Saw Ltd.	166,808	211
McLeod Russel India Ltd.	45,274	209
UCO Bank	125,897	204
Gujarat Gas Co. Ltd.	28,068	203
CMC Ltd.	6,256	199
Century Textiles & Industries Ltd.	19,210	190
Gujarat State Petronet Ltd.	128,117	188
* Central Bank of India	158,386	182
Karnataka Bank Ltd.	86,492	181
India Cements Ltd.	105,695	179
Indian Bank	72,586	177
Gujarat Mineral Development Corp. Ltd.	69,409	176
Rolta India Ltd.	93,332	163
Andhra Bank	115,901	157
Welspun Corp. Ltd.	112,757	155
Allahabad Bank	77,424	154
* Balrampur Chini Mills Ltd.	122,782	152
Alstom India Ltd.	17,227	150
* Jet Airways India Ltd.	35,377	143
Raymond Ltd.	20,579	143
Future Retail Ltd.	68,249	140
Shree Renuka Sugars Ltd.	360,673	136
Srei Infrastructure Finance Ltd.	177,118	133
* Tata Teleservices Maharashtra Ltd.	680,372	132
* Bajaj Hindusthan Ltd.	325,470	130
* Hindustan Construction Co. Ltd.	199,564	130
Chambal Fertilizers & Chemicals Ltd.	133,715	126
* Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	124
* Punj Lloyd Ltd.	166,563	118
Multi Commodity Exchange of India Ltd.	8,774	117
Radico Khaitan Ltd.	72,936	117
Gujarat State Fertilisers & Chemicals Ltd.	82,282	104
Financial Technologies India Ltd.	18,072	95
* IVRCL Ltd.	254,830	86
Vijaya Bank	99,615	79
* Lanco Infratech Ltd.	462,657	70
* Shipping Corp. of India Ltd.	62,424	59
Bombay Dyeing & Manufacturing Co. Ltd.	42,640	50
* Gujarat NRE Coke Ltd.	249,119	45
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	44
* Parsvnath Developers Ltd.	98,992	43
* Marico Kaya Enterprises Ltd.	4,603	22
* Welspun Enterprises Ltd.	3,802	11
		45,821

Indonesia (0.8%)
Lippo Karawaci Tbk PT	22,486,618	2,124
Tower Bersama Infrastructure Tbk PT	2,164,600	1,540
Summarecon Agung Tbk PT	12,587,168	1,444
Ciputra Development Tbk PT	12,424,400	1,223
Bumi Serpong Damai PT	8,114,049	1,096
* Trada Maritime Tbk PT	6,712,200	1,070
MNC Investama Tbk PT	30,368,430	963
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,447,800	824
Matahari Putra Prima Tbk PT	3,202,300	808
Citra Marga Nusaphala Persada Tbk PT	2,063,700	705
Ace Hardware Indonesia Tbk PT	8,320,700	664
AKR Corporindo Tbk PT	1,726,200	651
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,594,725	644
Alam Sutera Realty Tbk PT	13,958,800	618
Holcim Indonesia Tbk PT	2,049,577	530
Medco Energi Internasional Tbk PT	1,752,671	524
Bank Tabungan Negara Persero Tbk PT	5,352,170	495
Pakuwon Jati Tbk PT	13,160,168	471
* Energi Mega Persada Tbk PT	54,645,500	424
Arwana Citramulia Tbk PT	4,783,800	415
Wijaya Karya Persero Tbk PT	1,775,000	400
* Bumi Resources Tbk PT	24,502,300	397
Mitra Adiperkasa Tbk PT	756,100	336
Ramayana Lestari Sentosa Tbk PT	3,183,500	296
Timah Persero Tbk PT	2,161,820	263
* Garuda Indonesia Persero Tbk PT	6,910,264	260
* Sigmagold Inti Perkasa Tbk PT	6,751,200	259
Surya Semesta Internusa Tbk PT	3,429,500	213
Gajah Tunggal Tbk PT	1,340,000	208
BISI International Tbk PT	4,622,020	202
Intiland Development Tbk PT	4,902,000	201
Agung Podomoro Land Tbk PT	6,369,500	181
Harum Energy Tbk PT	976,100	175
Salim Ivomas Pratama Tbk PT	2,119,500	162
Sampoerna Agro PT	545,500	99
* Krakatau Steel Persero Tbk PT	2,114,000	83
* Indika Energy Tbk PT	1,327,939	79
* Bumi Resources Rights Exp. 09/01/2014	37,518,835	3
		21,050
Ireland (0.5%)
Kingspan Group plc	195,157	3,342
Glanbia plc	201,188	3,095
Paddy Power plc	42,260	2,984
C&C Group plc	376,803	2,141
FBD Holdings plc	25,902	497
Aer Lingus Group plc	136,095	242
C&C Group plc	11,196	63
		12,364
Israel (0.3%)
Alony Hetz Properties & Investments Ltd.	95,514	698
* Nova Measuring Instruments Ltd.	51,548	523
* Nitsba Holdings 1995 Ltd.	32,640	491
Ituran Location and Control Ltd.	21,064	490
* Tower Semiconductor Ltd.	43,681	449
* Allot Communications Ltd.	33,999	438

* Jerusalem Oil Exploration	9,484	427
Menorah Mivtachim Holdings Ltd.	30,185	362
Phoenix Holdings Ltd.	91,613	326
* Mazor Robotics Ltd.	46,909	320
* Airport City Ltd.	31,539	313
* Evogene Ltd.	22,627	298
Amot Investments Ltd.	87,438	289
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	246
Reit 1 Ltd.	90,323	242
* Naphtha Israel Petroleum Corp. Ltd.	30,682	220
* AudioCodes Ltd.	35,741	207
* Gilat Satellite Networks Ltd.	44,077	202
Norstar Holdings Inc.	7,407	199
* Africa Israel Investments Ltd.	109,166	194
Jerusalem Economy Ltd.	21,043	187
Elco Ltd.	16,380	180
* Africa Israel Properties Ltd.	10,135	175
Electra Ltd.	1,217	172
* Kamada Ltd.	22,808	157
* Discount Investment Corp.	17,081	135
* Property & Building Corp.	1,263	79
* Hadera Paper Ltd.	1,743	69
* Ceragon Networks Ltd.	20,084	40
* Babylon Ltd.	23,335	31
* Africa Israel Investments Ltd Warrants Exp. 03/31/2015	5,269	—
		8,159
Italy (3.1%)
Banca Monte dei Paschi di Siena SPA	5,159,295	9,312
* Banca Popolare dell'Emilia Romagna SC	566,672	4,791
* Banca Popolare di Milano Scarl	5,035,794	4,388
UnipolSai SPA	986,598	2,987
Azimut Holding SPA	105,047	2,704
Banca Popolare di Sondrio SCARL	517,201	2,350
Recordati SPA	120,645	1,991
Moncler SPA	128,119	1,935
A2A SPA	1,642,401	1,874
Banca Generali SPA	64,860	1,811
Hera SPA	653,044	1,766
^ Tod's SPA	15,837	1,737
Unipol Gruppo Finanziario SPA Preference Shares	337,218	1,708
* World Duty Free SPA	148,447	1,690
* Yoox SPA	63,296	1,666
Italcementi SPA	211,168	1,567
* Credito Valtellinese Scarl	1,248,821	1,527
* Banca Carige SPA	7,432,645	1,420
Ansaldo STS SPA	144,617	1,412
Unipol Gruppo Finanziario SPA	254,870	1,397
Societa Cattolica di Assicurazioni SCRL	61,886	1,318
* Autogrill SPA	149,597	1,273
* Sorin SPA	461,373	1,267
UnipolSai SPA	419,721	1,236
Brembo SPA	32,780	1,205
Interpump Group SPA	93,350	1,191
Danieli & C Officine Meccaniche SPA	53,153	1,121
De' Longhi	50,969	1,082
^ DiaSorin SPA	26,840	1,074
ERG SPA	68,623	1,016

	Societa Iniziative Autostradali e Servizi SPA	83,572	994
*	Ei Towers SPA	17,878	963
^	Beni Stabili SPA	1,079,308	876
	ACEA SPA	55,855	813
	Credito Emiliano SPA	96,849	813
	Iren SPA	521,591	735
*	Safilo Group SPA	33,725	701
^,* Piaggio & C SPA		222,629	663
	Italmobiliare SPA	25,583	638
	MARR SPA	38,499	637
*	CIR-Compagnie Industriali Riunite SPA	453,760	631
	ASTM SPA	40,949	627
*	Indesit Co. SPA	41,104	595
^,* RCS MediaGroup SPA		363,253	541
^	Brunello Cucinelli SPA	23,389	525
	Astaldi SPA	51,723	498
	Amplifon SPA	76,629	458
	Industria Macchine Automatiche SPA	10,241	408
	Cementir Holding SPA	51,239	400
^,* Geox SPA		83,231	309
*	Saras SPA	245,561	306
	Danieli & C Officine Meccaniche SPA	10,325	295
*	Cofide SPA	431,222	294
	Trevi Finanziaria Industriale SPA	36,788	293
	Esprinet SPA	24,928	255
	Immobiliare Grande Distribuzione	144,033	210
^,* Arnoldo Mondadori Editore SPA		143,206	169
	Falck Renewables SPA	97,198	167
*	Sogefi SPA	40,379	162
	Italmobiliare SPA	3,975	160
*	Gruppo Editoriale L'Espresso SPA	95,893	151
	Zignago Vetro SPA	20,621	143
*	DeA Capital SPA	54,287	99
*	Juventus Football Club SPA	290,159	88
*	Fiera Milano SPA	8,283	64
			77,497
Japan (12.9%)
	Nankai Electric Railway Co. Ltd.	585,000	2,773
	Topcon Corp.	90,246	2,062
	Nippon Shinyaku Co. Ltd.	70,971	2,026
	Zenkoku Hosho Co. Ltd.	77,300	1,962
	Nihon Kohden Corp.	36,781	1,807
	Tsubakimoto Chain Co.	194,250	1,658
	Tadano Ltd.	95,007	1,651
	Toyo Tire & Rubber Co. Ltd.	90,000	1,634
	ADEKA Corp.	117,955	1,626
	Nifco Inc.	49,308	1,621
	Horiba Ltd.	43,614	1,521
	Tokuyama Corp.	441,050	1,510
	Okumura Corp.	276,213	1,503
	Duskin Co. Ltd.	79,860	1,458
	Toho Holdings Co. Ltd.	76,218	1,439
	Sanwa Holdings Corp.	202,637	1,428
	Oki Electric Industry Co. Ltd.	641,506	1,424
	Iwatani Corp.	184,740	1,421
	Hazama Ando Corp.	224,700	1,381
	Kanamoto Co. Ltd.	32,400	1,354

Nippon Konpo Unyu Soko Co. Ltd.	78,800	1,350
* Kenedix Inc.	305,600	1,335
OSG Corp.	76,694	1,329
Sanken Electric Co. Ltd.	164,069	1,328
^ Accordia Golf Co. Ltd.	104,900	1,309
United Arrows Ltd.	33,367	1,307
* Leopalace21 Corp.	291,100	1,296
Miura Co. Ltd.	35,818	1,288
HIS Co. Ltd.	40,800	1,281
IT Holdings Corp.	69,800	1,274
Maeda Corp.	149,306	1,268
J Trust Co. Ltd.	101,000	1,263
Nachi-Fujikoshi Corp.	178,742	1,258
Toagosei Co. Ltd.	297,584	1,254
SHO-BOND Holdings Co. Ltd.	29,400	1,245
Nishimatsu Construction Co. Ltd.	256,000	1,205
Penta-Ocean Construction Co. Ltd.	331,500	1,203
* Ulvac Inc.	60,200	1,198
Fuyo General Lease Co. Ltd.	29,449	1,183
Kyowa Exeo Corp.	85,190	1,180
IBJ Leasing Co. Ltd.	43,701	1,167
NOF Corp.	163,202	1,138
Arcs Co. Ltd.	53,100	1,122
UACJ Corp.	281,852	1,113
Hanwa Co. Ltd.	266,415	1,105
Aica Kogyo Co. Ltd.	51,144	1,103
Ogaki Kyoritsu Bank Ltd.	401,000	1,101
Kiyo Bank Ltd.	80,396	1,100
Daifuku Co. Ltd.	79,461	1,095
^ Zensho Holdings Co. Ltd.	108,761	1,091
GMO internet Inc.	99,882	1,090
Fuji Oil Co. Ltd.	67,298	1,075
Nippon Light Metal Holdings Co. Ltd.	627,023	1,063
Sankyu Inc.	215,014	1,047
Inaba Denki Sangyo Co. Ltd.	31,115	1,036
Sumitomo Warehouse Co. Ltd.	183,208	1,033
Tokyo Ohka Kogyo Co. Ltd.	42,273	1,012
Nippon Seiki Co. Ltd.	51,500	1,012
Tokyo Dome Corp.	212,000	996
Saibu Gas Co. Ltd.	389,734	982
Meidensha Corp.	225,919	966
* Sumitomo Mitsui Construction Co. Ltd.	852,000	961
Toyo Ink SC Holdings Co. Ltd.	202,151	958
MOS Food Services Inc.	43,910	948
Ship Healthcare Holdings Inc.	29,000	947
Tokyo Seimitsu Co. Ltd.	53,223	944
Noritz Corp.	47,935	942
Enplas Corp.	15,653	941
Kureha Corp.	176,338	940
* Pacific Metals Co. Ltd.	190,000	935
Nitto Boseki Co. Ltd.	213,784	935
Kokuyo Co. Ltd.	113,000	917
Meitec Corp.	27,746	915
Daibiru Corp.	82,843	914
Colowide Co. Ltd.	69,000	911
Nihon Parkerizing Co. Ltd.	41,196	909
Ryosan Co. Ltd.	42,279	905

	Miyazaki Bank Ltd.	269,932	903
*	Pioneer Corp.	336,913	901
	Relo Holdings Inc.	13,200	896
	Bank of Okinawa Ltd.	20,804	889
	Daiseki Co. Ltd.	49,587	883
	Nippon Soda Co. Ltd.	161,587	882
	Heiwa Real Estate Co. Ltd.	55,872	881
	Hitachi Kokusai Electric Inc.	65,542	879
	Kanematsu Corp.	490,000	877
	Nippon Gas Co. Ltd.	37,300	874
	Shinmaywa Industries Ltd.	96,000	868
	Alpine Electronics Inc.	54,874	864
^	MonotaRO Co. Ltd.	32,200	858
	TSI Holdings Co. Ltd.	116,700	857
	Shikoku Bank Ltd.	383,903	856
	Fuji Machine Manufacturing Co. Ltd.	99,400	855
	Mitsumi Electric Co. Ltd.	113,700	846
	Sangetsu Co. Ltd.	32,132	846
	Japan Aviation Electronics Industry Ltd.	41,000	844
	Yodogawa Steel Works Ltd.	187,113	835
^	Welcia Holdings Co. Ltd.	13,000	832
	Bank of Iwate Ltd.	18,124	832
	Hitachi Zosen Corp.	159,420	830
	Mandom Corp.	22,447	822
^	Yamagata Bank Ltd.	169,426	821
	Toho Zinc Co. Ltd.	173,758	821
	DCM Holdings Co. Ltd.	121,088	810
	Makino Milling Machine Co. Ltd.	99,901	809
	Nihon M&A Center Inc.	28,800	807
	HI-LEX Corp.	29,300	805
	Morinaga Milk Industry Co. Ltd.	222,678	798
	Yamanashi Chuo Bank Ltd.	177,311	795
	NSD Co. Ltd.	57,600	794
	Japan Securities Finance Co. Ltd.	126,541	790
	Megmilk Snow Brand Co. Ltd.	61,026	790
	Ai Holdings Corp.	42,500	786
	Toho Bank Ltd.	219,664	785
	Mizuno Corp.	129,782	778
	Totetsu Kogyo Co. Ltd.	31,400	770
^,* Kumagai Gumi Co. Ltd.		283,000	769
	Amano Corp.	66,156	769
	Mitsubishi Pencil Co. Ltd.	24,200	768
	Central Glass Co. Ltd.	220,015	764
	Transcosmos Inc.	35,800	764
	Sanki Engineering Co. Ltd.	97,767	763
	Fujitec Co. Ltd.	74,200	762
	Daio Paper Corp.	86,454	757
^	Bic Camera Inc.	87,300	757
	Mirait Holdings Corp.	76,000	756
	Valor Co. Ltd.	46,300	755
	Nissin Kogyo Co. Ltd.	41,909	754
	Aida Engineering Ltd.	78,800	749
	Asahi Diamond Industrial Co. Ltd.	50,922	745
	Taikisha Ltd.	32,063	745
^	Wacom Co. Ltd.	162,300	744
	Nichi-iko Pharmaceutical Co. Ltd.	50,850	743
	Doutor Nichires Holdings Co. Ltd.	43,937	738

Okabe Co. Ltd.	57,200	738
Komori Corp.	60,900	735
Furukawa Co. Ltd.	360,000	735
Itoham Foods Inc.	167,000	734
Musashi Seimitsu Industry Co. Ltd.	30,015	733
Yaoko Co. Ltd.	13,000	733
Jaccs Co. Ltd.	149,000	733
Asahi Holdings Inc.	42,400	731
Ariake Japan Co. Ltd.	28,600	725
Modec Inc.	28,800	720
TOMONY Holdings Inc.	175,300	718
Nitto Kogyo Corp.	33,987	711
Nippon Flour Mills Co. Ltd.	139,459	705
Fuji Co. Ltd.	35,100	704
TOC Co. Ltd.	99,500	702
Bank of Nagoya Ltd.	184,121	701
NET One Systems Co. Ltd.	105,700	699
^ Kadokawa Corp.	24,950	699
Fuji Soft Inc.	31,321	698
Nikkiso Co. Ltd.	58,693	694
Daikyo Inc.	329,000	692
Sanyo Special Steel Co. Ltd.	153,472	690
Pilot Corp.	15,600	688
Avex Group Holdings Inc.	40,300	688
Okamura Corp.	80,000	688
^ ASKUL Corp.	24,900	687
Hogy Medical Co. Ltd.	12,250	684
Hokuto Corp.	36,024	683
* Ashikaga Holdings Co. Ltd.	166,400	682
ZERIA Pharmaceutical Co. Ltd.	27,500	674
Xebio Co. Ltd.	37,708	674
Ain Pharmaciez Inc.	14,400	671
Nippon Signal Co. Ltd.	71,400	669
Takasago Thermal Engineering Co. Ltd.	54,216	669
Iino Kaiun Kaisha Ltd.	118,400	668
Keihin Corp.	43,449	666
Nichicon Corp.	84,987	662
Futaba Corp.	40,480	659
* Nippon Suisan Kaisha Ltd.	227,562	655
Toei Co. Ltd.	123,648	654
Kyoei Steel Ltd.	35,600	653
Internet Initiative Japan Inc.	29,600	650
Earth Chemical Co. Ltd.	16,743	648
Cocokara fine Inc.	23,689	648
Showa Sangyo Co. Ltd.	176,000	648
Bank of the Ryukyus Ltd.	44,019	646
^ Dwango Co. Ltd.	27,200	643
Sumitomo Bakelite Co. Ltd.	162,000	643
Riso Kagaku Corp.	21,900	640
Aomori Bank Ltd.	221,000	637
Eizo Corp.	25,000	634
Tokyo Steel Manufacturing Co. Ltd.	105,600	633
Nichias Corp.	96,855	625
Seiko Holdings Corp.	157,291	615
Chiyoda Co. Ltd.	27,800	614
Asahi Intecc Co. Ltd.	14,800	614
Toshiba Plant Systems & Services Corp.	38,524	611

	Tokai Carbon Co. Ltd.	213,000	609
	Ricoh Leasing Co. Ltd.	20,806	602
	Okinawa Electric Power Co. Inc.	18,740	601
	Kameda Seika Co. Ltd.	18,400	600
^	Yoshinoya Holdings Co. Ltd.	44,300	600
	Nippon Steel & Sumikin Bussan Corp.	151,920	598
	EDION Corp.	89,933	595
	Chudenko Corp.	36,900	592
	Sanden Corp.	105,000	589
	Shima Seiki Manufacturing Ltd.	30,800	589
	Maruha Nichiro Corp.	37,346	587
	Kisoji Co. Ltd.	29,700	579
	Japan Wool Textile Co. Ltd.	74,189	578
	Nihon Unisys Ltd.	63,649	576
	Fujitsu General Ltd.	41,000	566
	Tomy Co. Ltd.	108,217	562
	Iseki & Co. Ltd.	222,000	558
	Mitsuba Corp.	33,800	556
	Nishimatsuya Chain Co. Ltd.	69,100	553
	Ichiyoshi Securities Co. Ltd.	44,800	551
	Marusan Securities Co. Ltd.	72,995	551
	FCC Co. Ltd.	30,643	550
	Nippon Densetsu Kogyo Co. Ltd.	34,403	549
	Fancl Corp.	44,704	547
	Kitz Corp.	94,848	547
	Sato Holdings Corp.	21,300	547
	CKD Corp.	61,200	546
	Tokyo Tomin Bank Ltd.	46,100	545
	Nagaileben Co. Ltd.	27,000	544
	Star Micronics Co. Ltd.	39,500	543
	Oiles Corp.	21,790	543
	Tochigi Bank Ltd.	131,000	542
^,* Clarion Co. Ltd.		136,000	542
	Hokuetsu Bank Ltd.	263,294	537
	Daihen Corp.	121,759	533
	Prima Meat Packers Ltd.	204,000	528
	Unipres Corp.	24,400	527
	Nippon Synthetic Chemical Industry Co. Ltd.	68,000	527
	Showa Corp.	47,200	526
	Senshukai Co. Ltd.	62,400	526
	Joshin Denki Co. Ltd.	55,653	526
	Sakata Seed Corp.	38,756	524
^	OSAKA Titanium Technologies Co. Ltd.	19,300	523
	Yachiyo Bank Ltd.	16,400	522
	Akita Bank Ltd.	185,000	522
^	Nissha Printing Co. Ltd.	36,000	520
	Gunze Ltd.	190,079	519
^	Jin Co. Ltd.	17,400	518
	Aichi Bank Ltd.	10,500	515
	Nishio Rent All Co. Ltd.	12,100	513
	Riken Corp.	114,000	512
	Seikagaku Corp.	42,564	509
	Takara Standard Co. Ltd.	56,098	509
	San-A Co. Ltd.	15,644	508
	Saizeriya Co. Ltd.	37,721	507
^	Gurunavi Inc.	26,800	503
	Hosiden Corp.	83,067	499

Mitsui-Soko Co. Ltd.	112,762	497
Nihon Nohyaku Co. Ltd.	46,100	496
Heiwado Co. Ltd.	29,500	484
Fukui Bank Ltd.	204,769	483
Jimoto Holdings Inc.	229,182	483
Chofu Seisakusho Co. Ltd.	18,700	482
^ Matsuya Co. Ltd.	44,000	479
TOKAI Holdings Corp.	113,200	479
AOKI Holdings Inc.	36,404	476
NEC Networks & System Integration Corp.	19,300	473
Takasago International Corp.	99,000	472
San-Ai Oil Co. Ltd.	62,000	471
TPR Co. Ltd.	20,100	471
Yokogawa Bridge Holdings Corp.	31,000	465
Yondoshi Holdings Inc.	21,300	464
Aeon Delight Co. Ltd.	19,300	461
Obara Group Inc.	10,400	461
Fuji Seal International Inc.	15,800	461
Tokyu Construction Co. Ltd.	93,100	456
Paltac Corp.	34,100	454
* Nippon Chemi-Con Corp.	174,696	454
Mitani Corp.	16,300	453
Oita Bank Ltd.	124,435	452
^ Toyo Tanso Co. Ltd.	18,410	452
Hokuetsu Kishu Paper Co. Ltd.	102,221	450
Marudai Food Co. Ltd.	136,591	450
Daido Metal Co. Ltd.	33,000	450
Toyo Engineering Corp.	102,000	449
Tokai Corp.	15,400	448
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	94,000	447
Broadleaf Co. Ltd.	23,700	447
Marvelous Inc.	30,400	445
Osaka Steel Co. Ltd.	24,000	444
Yorozu Corp.	20,776	442
Mitsui Sugar Co. Ltd.	115,000	440
Hitachi Koki Co. Ltd.	51,700	437
Kintetsu World Express Inc.	10,200	435
Monex Group Inc.	134,600	432
Nisshin Oillio Group Ltd.	126,262	425
Seiren Co. Ltd.	47,500	424
Shizuoka Gas Co. Ltd.	64,100	422
Kyokuto Kaihatsu Kogyo Co. Ltd.	28,300	422
Tsukishima Kikai Co. Ltd.	38,000	421
Daisan Bank Ltd.	240,037	419
Higashi-Nippon Bank Ltd.	156,684	416
^ Japan Drilling Co. Ltd.	8,200	416
Sanyo Chemical Industries Ltd.	62,274	416
Jowa Holdings Co. Ltd.	10,600	416
Akebono Brake Industry Co. Ltd.	85,757	415
JCR Pharmaceuticals Co. Ltd.	16,900	415
Morinaga & Co. Ltd.	194,518	412
^ Dr Ci:Labo Co. Ltd.	11,700	411
Daiwabo Holdings Co. Ltd.	214,761	410
Nichiden Corp.	17,000	408
Nippon Denko Co. Ltd.	127,990	406
Fujimi Inc.	29,347	404
Fujimori Kogyo Co. Ltd.	11,300	403

	Ehime Bank Ltd.	169,000	398
	Sintokogio Ltd.	56,200	396
	Noevir Holdings Co. Ltd.	18,600	396
	Nohmi Bosai Ltd.	26,000	396
	DTS Corp.	20,000	394
	Kyudenko Corp.	43,000	393
	Sanyo Electric Railway Co. Ltd.	87,000	388
	Eighteenth Bank Ltd.	147,000	387
	Kato Works Co. Ltd.	54,205	385
	Tamron Co. Ltd.	17,000	381
	Fuji Kyuko Co. Ltd.	35,000	380
	Tekken Corp.	103,000	380
	Katakura Industries Co. Ltd.	29,400	379
	Kurabo Industries Ltd.	213,000	378
	Nitto Kohki Co. Ltd.	18,800	377
	Toa Corp.	211,000	375
	Gulliver International Co. Ltd.	40,700	373
^	PGM Holdings K K	37,600	370
	Minato Bank Ltd.	195,000	364
	Moshi Moshi Hotline Inc.	37,300	364
	GMO Payment Gateway Inc.	8,000	362
	Taiyo Holdings Co. Ltd.	11,700	361
	C Uyemura & Co. Ltd.	6,600	361
	Canon Electronics Inc.	18,694	358
	Nitta Corp.	14,800	358
	Mani Inc.	6,300	358
	Kappa Create Holdings Co. Ltd.	32,188	354
	Misawa Homes Co. Ltd.	30,800	354
*	Kintetsu Department Store Co. Ltd.	94,000	353
	Koei Tecmo Holdings Co. Ltd.	24,100	353
	Denki Kogyo Co. Ltd.	57,400	352
^,* Nippon Yakin Kogyo Co. Ltd.		112,500	350
	Shinko Plantech Co. Ltd.	46,400	349
	Kato Sangyo Co. Ltd.	15,700	349
	Aichi Steel Corp.	88,029	349
	Descente Ltd.	40,000	347
	Eagle Industry Co. Ltd.	19,000	347
	Royal Holdings Co. Ltd.	21,200	347
	Itochu Enex Co. Ltd.	47,600	346
	Ateam Inc.	4,900	346
	Ryoyo Electro Corp.	31,142	345
	Yuasa Trading Co. Ltd.	163,000	345
	Mitsuboshi Belting Co. Ltd.	57,000	344
	Wakita & Co. Ltd.	29,000	340
	Kyokuto Securities Co. Ltd.	19,800	338
	YAMABIKO Corp.	8,600	337
	Adastria Holdings Co. Ltd.	14,900	337
	Geo Holdings Corp.	39,600	336
	Kuroda Electric Co. Ltd.	20,300	336
	Okamoto Industries Inc.	95,000	332
*	Ihara Chemical Industry Co. Ltd.	37,600	328
	Noritake Co. Ltd.	118,000	328
	Takuma Co. Ltd.	54,000	327
^	Daiso Co. Ltd.	96,000	325
	Paramount Bed Holdings Co. Ltd.	10,900	325
	Toshiba Machine Co. Ltd.	73,000	324
	Bunka Shutter Co. Ltd.	38,000	324

	Aderans Co. Ltd.	22,009	323
	As One Corp.	10,700	321
	Aiphone Co. Ltd.	16,900	316
	Belc Co. Ltd.	11,400	316
^	Tokyotokeiba Co. Ltd.	102,000	314
	Toyo Corp.	28,117	314
*	Tokyo Rope Manufacturing Co. Ltd.	178,000	312
	Alpen Co. Ltd.	18,600	311
	Kurimoto Ltd.	131,000	311
^,* Sanix Inc.		26,300	311
	Japan Digital Laboratory Co. Ltd.	17,300	310
	Sankyo Tateyama Inc.	15,300	310
	Yellow Hat Ltd.	14,100	309
	Japan Pulp & Paper Co. Ltd.	96,000	309
	Yokohama Reito Co. Ltd.	36,600	308
	Torii Pharmaceutical Co. Ltd.	10,300	307
	Inabata & Co. Ltd.	32,600	307
*	Juki Corp.	133,000	307
	Key Coffee Inc.	19,193	305
*	Daiei Inc.	106,450	305
	Goldcrest Co. Ltd.	15,180	303
	SMS Co. Ltd.	12,500	303
	Keihanshin Building Co. Ltd.	55,700	302
	Plenus Co. Ltd.	12,900	301
	T-Gaia Corp.	32,400	301
	Sekisui Jushi Corp.	22,000	300
	TKC Corp.	14,149	299
	Nichii Gakkan Co.	35,000	299
	Shibusawa Warehouse Co. Ltd.	87,549	297
	Tachi-S Co. Ltd.	17,600	296
	BML Inc.	7,400	295
	Nichiha Corp.	29,800	295
	St. Marc Holdings Co. Ltd.	5,400	295
	Sakai Chemical Industry Co. Ltd.	92,546	294
	Dydo Drinco Inc.	6,644	293
	Max Co. Ltd.	26,000	293
	Kasumi Co. Ltd.	37,600	292
	Union Tool Co.	11,000	290
	Konoike Transport Co. Ltd.	14,000	288
	Oyo Corp.	17,000	288
	Arcland Sakamoto Co. Ltd.	13,000	288
	Topre Corp.	20,300	287
	Trusco Nakayama Corp.	11,400	287
	Roland DG Corp.	7,600	286
	Nippon Road Co. Ltd.	51,000	286
	Optex Co. Ltd.	13,200	286
	Ministop Co. Ltd.	17,900	284
	Atom Corp.	48,800	283
	Nippon Thompson Co. Ltd.	59,000	282
	Toyo Construction Co. Ltd.	68,000	281
*	JVC Kenwood Corp.	123,240	280
	Chugoku Marine Paints Ltd.	37,000	280
	Tsurumi Manufacturing Co. Ltd.	21,000	280
^	Tsugami Corp.	55,000	279
	Showa Aircraft Industry Co. Ltd.	24,000	279
	Japan Pure Chemical Co. Ltd.	12,900	279
*	Ishihara Sangyo Kaisha Ltd.	291,000	276

	Vital KSK Holdings Inc.	34,000	275
	Towa Pharmaceutical Co. Ltd.	7,194	275
	Belluna Co. Ltd.	56,400	274
	Jeol Ltd.	63,000	272
^	Ringer Hut Co. Ltd.	16,600	272
	Token Corp.	5,886	272
	OBIC Business Consultants Ltd.	8,800	271
^	Sun Frontier Fudousan Co. Ltd.	24,000	270
	Melco Holdings Inc.	12,500	270
	Michinoku Bank Ltd.	128,000	269
	Nihon Dempa Kogyo Co. Ltd.	25,310	267
	Yamazen Corp.	33,500	265
	Fujibo Holdings Inc.	96,000	264
	Takara Leben Co. Ltd.	78,000	264
^	WATAMI Co. Ltd.	19,500	263
	Morita Holdings Corp.	26,154	262
	Ryobi Ltd.	80,435	262
	Sanyo Shokai Ltd.	113,423	261
	Godo Steel Ltd.	158,000	260
	Kumiai Chemical Industry Co. Ltd.	40,000	259
	Mito Securities Co. Ltd.	71,000	259
	Foster Electric Co. Ltd.	19,485	257
	Wowow Inc.	6,100	255
	Warabeya Nichiyo Co. Ltd.	12,700	253
^,* SWCC Showa Holdings Co. Ltd.		229,000	253
	Topy Industries Ltd.	121,795	253
	JSP Corp.	14,600	252
	Tamura Corp.	63,000	251
	Round One Corp.	43,200	251
^,* Toho Titanium Co. Ltd.		30,700	251
	Milbon Co. Ltd.	7,260	248
	Wood One Co. Ltd.	83,000	248
	J-Oil Mills Inc.	78,000	248
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	58,000	247
	UKC Holdings Corp.	15,800	247
	kabu.com Securities Co. Ltd.	52,900	246
	Shindengen Electric Manufacturing Co. Ltd.	43,000	245
	Tosei Corp.	37,000	245
	Hamakyorex Co. Ltd.	7,900	245
^	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	245
^	Sodick Co. Ltd.	34,900	242
	Doshisha Co. Ltd.	12,800	236
	Raito Kogyo Co. Ltd.	33,900	235
	Chiba Kogyo Bank Ltd.	31,100	235
	Koa Corp.	21,300	234
	Nippon Koei Co. Ltd.	44,000	233
^	Zuiko Corp.	4,500	233
^	Nippon Ceramic Co. Ltd.	14,600	232
	Kohnan Shoji Co. Ltd.	22,400	232
^	COOKPAD Inc.	8,200	231
^	Senko Co. Ltd.	45,000	231
	Fudo Tetra Corp.	121,000	230
	FIDEA Holdings Co. Ltd.	109,100	229
	Kaga Electronics Co. Ltd.	18,200	227
	Atsugi Co. Ltd.	218,000	227
*	Mitsubishi Paper Mills Ltd.	263,000	227
	Daikokutenbussan Co. Ltd.	7,900	227

	Shikoku Chemicals Corp.	33,000	225
	Hibiya Engineering Ltd.	14,300	223
*	KNT-CT Holdings Co. Ltd.	122,000	223
*	Japan Radio Co. Ltd.	53,000	220
*	Unitika Ltd.	491,000	218
	Bando Chemical Industries Ltd.	53,000	218
^	Namura Shipbuilding Co. Ltd.	23,800	218
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	217
	Ichibanya Co. Ltd.	4,984	216
	Tokushu Tokai Paper Co. Ltd.	100,000	216
	Mie Bank Ltd.	94,104	216
	Kansai Urban Banking Corp.	182,000	215
	Maruwa Co. Ltd.	5,900	214
	Sanyo Denki Co. Ltd.	28,000	214
	Macnica Inc.	6,500	213
	Towa Bank Ltd.	216,000	213
	Kura Corp.	8,000	212
	Toa Corp.	17,000	210
	Mitsubishi Steel Manufacturing Co. Ltd.	96,000	210
	Meiko Network Japan Co. Ltd.	16,263	208
	Ines Corp.	26,500	208
	Next Co. Ltd.	27,800	207
	CREATE SD HOLDINGS Co. Ltd.	5,706	207
	Idec Corp.	23,900	207
*	Nakayama Steel Works Ltd.	245,000	207
	Sakata INX Corp.	21,000	206
	Nippon Kanzai Co. Ltd.	8,200	205
	Fujicco Co. Ltd.	16,205	204
	Shimizu Bank Ltd.	7,700	204
	Megachips Corp.	14,381	202
^,* FDK Corp.		112,149	202
	Fujiya Co. Ltd.	105,000	201
	Bank of Saga Ltd.	87,000	200
	Kyokuyo Co. Ltd.	80,000	199
	Toyo Kanetsu KK	80,000	199
	SMK Corp.	47,000	199
	Shin-Etsu Polymer Co. Ltd.	36,000	195
	Weathernews Inc.	6,400	195
	Konishi Co. Ltd.	9,000	195
	Chiyoda Integre Co. Ltd.	13,300	194
	Nippon Valqua Industries Ltd.	66,000	194
	Nomura Co. Ltd.	21,000	194
	Tsukuba Bank Ltd.	57,100	194
	Nittetsu Mining Co. Ltd.	45,000	194
	Mars Engineering Corp.	9,500	193
^	Japan Cash Machine Co. Ltd.	10,700	192
	Tsutsumi Jewelry Co. Ltd.	7,500	192
^,* Sasebo Heavy Industries Co. Ltd.		166,000	191
	Nagatanien Co. Ltd.	18,000	191
	Krosaki Harima Corp.	80,000	189
	Sanshin Electronics Co. Ltd.	23,400	189
	Paris Miki Holdings Inc.	39,400	188
	Cawachi Ltd.	10,400	188
^	Fujita Kanko Inc.	52,000	188
	Ohsho Food Service Corp.	4,474	188
	Jamco Corp.	10,200	185
	Tsukui Corp.	20,000	184

Sumitomo Seika Chemicals Co. Ltd.	27,000	183
Toli Corp.	85,101	183
Press Kogyo Co. Ltd.	48,000	183
Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	182
^ Nihon Trim Co. Ltd.	5,700	181
Sankyo Seiko Co. Ltd.	45,097	180
Teikoku Electric Manufacturing Co. Ltd.	6,900	179
Daiken Corp.	65,000	179
Kusuri No Aoki Co. Ltd.	5,200	177
Gun-Ei Chemical Industry Co. Ltd.	48,000	177
Organo Corp.	35,000	174
Piolax Inc.	4,500	174
ASKA Pharmaceutical Co. Ltd.	16,000	173
Goldwin Inc.	40,000	173
Tenma Corp.	11,000	172
Cosel Co. Ltd.	13,600	170
Denyo Co. Ltd.	11,200	170
KFC Holdings Japan Ltd.	8,000	167
Sumitomo Densetsu Co. Ltd.	14,100	166
CONEXIO Corp.	18,800	165
Arata Corp.	49,797	163
Ikyu Corp.	12,300	161
K&O Energy Group Inc.	11,000	161
Nippon Coke & Engineering Co. Ltd.	143,000	161
Kinugawa Rubber Industrial Co. Ltd.	30,000	161
Tomen Electronics Corp.	9,900	159
Mitsubishi Research Institute Inc.	6,800	159
Takiron Co. Ltd.	28,000	159
Asahi Organic Chemicals Industry Co. Ltd.	74,555	157
Japan Vilene Co. Ltd.	27,889	155
Kyodo Printing Co. Ltd.	42,000	155
Yahagi Construction Co. Ltd.	20,300	154
Kitagawa Iron Works Co. Ltd.	87,000	154
Benefit One Inc.	17,600	153
Mitsui Matsushima Co. Ltd.	115,000	152
Sinfonia Technology Co. Ltd.	93,000	152
Siix Corp.	8,100	150
Icom Inc.	6,100	150
Riken Technos Corp.	30,000	148
^ OSJB Holdings Corp.	105,388	147
Daiwa Industries Ltd.	21,000	146
Iwasaki Electric Co. Ltd.	59,000	145
Pronexus Inc.	18,735	144
Osaki Electric Co. Ltd.	26,000	144
Nippon Carbon Co. Ltd.	80,000	144
^ U-Shin Ltd.	24,500	144
Hosokawa Micron Corp.	23,000	143
Tocalo Co. Ltd.	8,300	142
* Nissei ASB Machine Co. Ltd.	8,400	141
Chuo Spring Co. Ltd.	46,000	140
Pressance Corp.	4,787	140
^ Keiyo Co. Ltd.	29,300	140
Nissin Electric Co. Ltd.	24,000	139
Toyo Kohan Co. Ltd.	24,000	139
^ ValueCommerce Co. Ltd.	17,000	139
Funai Electric Co. Ltd.	13,300	138
Taihei Dengyo Kaisha Ltd.	18,000	136

	EPS Corp.	10,200	136
	Nidec Copal Electronics Corp.	15,200	136
	Taisei Lamick Co. Ltd.	5,200	135
	Kyoritsu Maintenance Co. Ltd.	3,000	134
	Shiroki Corp.	64,961	134
	Yusen Logistics Co. Ltd.	11,600	134
	Okuwa Co. Ltd.	14,000	133
	Futaba Industrial Co. Ltd.	23,600	133
	Tosho Printing Co. Ltd.	28,000	132
	Ohara Inc.	23,270	132
	Arakawa Chemical Industries Ltd.	10,700	131
	T RAD Co. Ltd.	47,000	131
*	Janome Sewing Machine Co. Ltd.	145,000	130
	Nippon Parking Development Co. Ltd.	114,200	129
	Gakken Holdings Co. Ltd.	47,000	129
	Yushin Precision Equipment Co. Ltd.	5,100	127
	Hioki EE Corp.	7,100	127
	Parco Co. Ltd.	14,400	126
	Dunlop Sports Co. Ltd.	10,600	124
	Nippon Chemiphar Co. Ltd.	26,000	124
	Eiken Chemical Co. Ltd.	7,100	124
	France Bed Holdings Co. Ltd.	68,000	124
	Fuji Oil Co. Ltd.	35,900	124
	Tokyo Tekko Co. Ltd.	23,000	122
*	Open House Co. Ltd.	6,000	122
	Shinwa Co. Ltd.	9,300	120
	Axell Corp.	7,600	120
	Daiichi Jitsugyo Co. Ltd.	22,000	120
	Nissen Holdings Co. Ltd.	33,000	120
	Toyo Securities Co. Ltd.	43,000	119
	Seika Corp.	45,000	118
	Rock Field Co. Ltd.	6,434	118
	Takaoka Toko Co. Ltd.	8,400	118
^	Torishima Pump Manufacturing Co. Ltd.	13,200	117
	Komatsu Seiren Co. Ltd.	21,000	117
	Zenrin Co. Ltd.	10,000	117
^,* Livesense Inc.		12,000	117
	Mitsuuroko Group Holdings Co. Ltd.	20,600	115
	Achilles Corp.	82,000	115
	Onoken Co. Ltd.	10,000	114
	Japan Transcity Corp.	32,192	114
	Sagami Chain Co. Ltd.	12,000	114
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	20,000	113
	CAC Holdings Corp.	10,000	113
	Kamei Corp.	15,000	112
^,* Shin Nippon Biomedical Laboratories Ltd.		12,900	112
	Pacific Industrial Co. Ltd.	15,000	111
	Kanaden Corp.	15,000	111
	Ryoden Trading Co. Ltd.	15,000	110
	Tokyo Rakutenchi Co. Ltd.	23,000	110
	Nissin Corp.	37,000	110
	T Hasegawa Co. Ltd.	7,200	110
	Aisan Industry Co. Ltd.	13,200	108
	Rhythm Watch Co. Ltd.	66,000	105
	Information Services International-Dentsu Ltd.	8,000	104
	Kyosan Electric Manufacturing Co. Ltd.	29,000	104
	Chori Co. Ltd.	8,200	104

NEC Capital Solutions Ltd.	5,000	103
Pal Co. Ltd.	3,600	102
Tv Tokyo Holdings Corp.	6,000	102
NIFTY Corp.	6,500	101
Gecoss Corp.	7,300	101
Maezawa Kasei Industries Co. Ltd.	9,600	101
Tomoku Co. Ltd.	35,000	100
Takamatsu Construction Group Co. Ltd.	5,900	100
Uniden Corp.	41,000	99
Pack Corp.	5,000	99
Kita-Nippon Bank Ltd.	4,000	99
Toenec Corp.	18,000	99
ESPEC Corp.	11,408	98
^ Kobelco Eco-Solutions Co. Ltd.	22,000	98
Hisaka Works Ltd.	11,000	98
Yushiro Chemical Industry Co. Ltd.	7,700	97
Kitano Construction Corp.	38,000	97
Toridoll.corp	11,600	97
Yomiuri Land Co. Ltd.	21,000	97
Kanematsu Electronics Ltd.	7,000	97
Endo Lighting Corp.	7,100	97
Neturen Co. Ltd.	12,700	97
Sanoh Industrial Co. Ltd.	13,800	96
Maruetsu Inc.	25,000	96
^,* Mitsubishi Kakoki Kaisha Ltd.	22,000	96
Nihon Yamamura Glass Co. Ltd.	59,000	96
Asahi Co. Ltd.	7,100	95
Fuso Pharmaceutical Industries Ltd.	31,000	95
Koatsu Gas Kogyo Co. Ltd.	16,000	95
NS United Kaiun Kaisha Ltd.	41,000	94
Panasonic Industrial Devices SUNX Co. Ltd.	19,100	94
^,* Yamada SxL Home Co. Ltd.	81,000	94
Airport Facilities Co. Ltd.	14,000	93
GCA Savvian Corp.	11,300	93
Matsuya Foods Co. Ltd.	5,000	92
Uchida Yoko Co. Ltd.	25,000	90
Fujitsu Frontech Ltd.	6,400	88
Mitsui High-Tec Inc.	13,000	88
Fuji Electronics Co. Ltd.	6,700	86
Cleanup Corp.	9,400	86
Furuno Electric Co. Ltd.	10,600	86
Advan Co. Ltd.	8,000	85
Maruzen Showa Unyu Co. Ltd.	25,000	85
Future Architect Inc.	15,900	84
Stella Chemifa Corp.	6,200	84
Mory Industries Inc.	21,000	84
Meisei Industrial Co. Ltd.	15,000	83
Fujikura Kasei Co. Ltd.	16,000	83
Yonekyu Corp.	9,100	82
Mitsui Home Co. Ltd.	17,000	81
Daisyo Corp.	6,000	81
Starzen Co. Ltd.	28,000	81
Itochu-Shokuhin Co. Ltd.	2,300	80
Olympic Group Corp.	7,800	80
Sinanen Co. Ltd.	19,000	79
Shinko Shoji Co. Ltd.	8,800	79
Tonami Holdings Co. Ltd.	34,000	79

*	Kanto Denka Kogyo Co. Ltd.	32,000	78
	Dai-ichi Seiko Co. Ltd.	4,600	78
	Hokkaido Gas Co. Ltd.	28,000	77
	Matsuda Sangyo Co. Ltd.	6,200	77
	Pocket Card Co. Ltd.	10,600	77
	Hodogaya Chemical Co. Ltd.	42,000	76
	Oenon Holdings Inc.	32,000	76
	Maezawa Kyuso Industries Co. Ltd.	5,900	76
	Honeys Co. Ltd.	7,390	76
	Dai Nippon Toryo Co. Ltd.	49,000	76
	Zuken Inc.	7,600	74
	Takihyo Co. Ltd.	18,000	74
^	Riso Kyoiku Co. Ltd.	31,030	73
	ST Corp.	7,500	73
	Taiho Kogyo Co. Ltd.	6,600	72
	Hakuto Co. Ltd.	7,000	72
	Tokyo Energy & Systems Inc.	12,000	72
	Hokkan Holdings Ltd.	25,000	71
	Cybozu Inc.	17,600	71
	Okura Industrial Co. Ltd.	19,000	70
	Chukyo Bank Ltd.	39,000	69
	Mitsui Knowledge Industry Co. Ltd.	39,500	69
	Kyoto Kimono Yuzen Co. Ltd.	7,000	69
	Sekisui Plastics Co. Ltd.	24,000	69
	Yurtec Corp.	11,000	68
	Chuetsu Pulp & Paper Co. Ltd.	38,000	67
	Chugai Ro Co. Ltd.	31,000	67
	CMK Corp.	25,700	66
^	Toho Co. Ltd.	18,000	66
^,* Daiichi Chuo KK		75,000	65
	Daidoh Ltd.	12,000	64
	Best Denki Co. Ltd.	46,000	64
	Nice Holdings Inc.	30,000	64
	Mimasu Semiconductor Industry Co. Ltd.	7,100	64
	NDS Co. Ltd.	21,000	61
	Noritsu Koki Co. Ltd.	9,600	61
	Alpha Systems Inc.	4,000	59
	Nippon Sharyo Ltd.	16,000	59
	Toda Kogyo Corp.	20,000	58
	Shimojima Co. Ltd.	5,600	58
	Corona Corp. Class A	5,000	57
	Shoko Co. Ltd.	37,000	57
	Asunaro Aoki Construction Co. Ltd.	9,500	57
	Aichi Corp.	12,200	56
	Ichikoh Industries Ltd.	32,000	56
	Kinki Sharyo Co. Ltd.	18,000	56
	Toa Oil Co. Ltd.	33,000	55
^	Kourakuen Corp.	4,000	53
	Elematec Corp.	2,800	52
	Daikoku Denki Co. Ltd.	2,900	50
	Tokyo Electron Device Ltd.	3,500	49
	Inaba Seisakusho Co. Ltd.	3,500	49
^	Aeon Fantasy Co. Ltd.	3,600	48
	Right On Co. Ltd.	7,000	48
	Studio Alice Co. Ltd.	3,400	48
	Kojima Co. Ltd.	15,100	47
^	Pasona Group Inc.	8,400	46

CMIC Holdings Co. Ltd.	2,400	45
Sumitomo Precision Products Co. Ltd.	11,000	44
Mr Max Corp.	13,200	44
Panasonic Information Systems	1,400	37
Nippon Kasei Chemical Co. Ltd.	21,000	30
Toko Inc.	4,000	11
		325,679
Malaysia (1.2%)
Dialog Group Bhd.	4,484,062	2,604
Genting Plantations Bhd.	395,473	1,361
Bursa Malaysia Bhd.	384,136	999
Media Prima Bhd.	1,240,717	964
IGB Corp. Bhd.	946,673	841
BIMB Holdings Bhd.	611,440	827
Magnum Bhd.	833,344	798
Top Glove Corp. Bhd.	530,079	766
HAP Seng Consolidated Bhd.	696,700	765
Cahya Mata Sarawak Bhd.	618,900	760
IGB REIT	1,786,800	721
Eastern & Oriental Bhd.	772,900	704
Hartalega Holdings Bhd.	338,800	701
Malaysia Building Society Bhd.	989,500	694
Mah Sing Group Bhd.	927,840	692
DRB-Hicom Bhd.	961,727	672
Carlsberg Brewery Malaysia Bhd.	177,800	664
Sunway Bhd.	659,200	661
Pos Malaysia Bhd.	400,500	656
KPJ Healthcare Bhd.	591,510	653
* UMW Oil & Gas Corp. Bhd.	505,200	641
* Westports Holdings Bhd.	720,900	641
* Kulim Malaysia Bhd.	604,536	616
QL Resources Bhd.	563,340	602
WCT Holdings Bhd.	847,349	572
TSH Resources Bhd.	459,900	518
CapitaMalls Malaysia Trust	1,103,100	517
OSK Holdings Bhd.	739,381	501
Malaysian Resources Corp. Bhd.	911,569	493
Berjaya Corp. Bhd.	3,087,971	487
* TIME dotCom Bhd.	336,200	483
IJM Land Bhd.	418,400	441
* Perisai Petroleum Teknologi Bhd.	904,200	432
Axis REIT	401,300	423
Kossan Rubber Industries	336,000	421
Pavilion REIT	958,800	416
TA Enterprise Bhd.	1,259,500	401
Gas Malaysia Bhd.	372,700	396
Keck Seng Malaysia Bhd.	190,000	394
* Malaysian Airline System Bhd.	5,387,600	369
Muhibbah Engineering M Bhd.	374,100	366
* Perdana Petroleum Bhd.	614,756	357
Dayang Enterprise Holdings Bhd.	294,800	350
Supermax Corp. Bhd.	454,850	309
* KNM Group Bhd.	868,669	287
* Puncak Niaga Holdings Bhd.	252,500	262
* Mulpha International Bhd.	1,519,700	254
Wah Seong Corp. Bhd.	397,932	231
Unisem M Bhd.	394,680	215

Mudajaya Group Bhd.	269,500	212
Malaysian Bulk Carriers Bhd.	370,500	204
* AirAsia X Bhd.	801,800	199
* Scomi Group Bhd.	1,394,300	182
Lion Industries Corp. Bhd.	425,900	104
* KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	49,320	37
* KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	22
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	22
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	119,880	21
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	18
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	17
* BIMB Holdings Bhd. Warrants	154,640	17
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	13
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	11
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	10
		30,987
Mexico (0.6%)
Grupo Aeroportuario del Pacifico SAB de CV Class B	410,294	2,756
* Alsea SAB de CV	592,800	2,017
Mexico Real Estate Management SA de CV	720,000	1,453
Bolsa Mexicana de Valores SAB de CV	696,816	1,422
* Empresas ICA SAB de CV	635,600	1,126
TV Azteca SAB de CV	2,029,522	1,113
Grupo Aeroportuario del Centro Norte Sab de CV Class B	270,226	1,070
Corp Inmobiliaria Vesta SAB de CV	446,700	969
* Grupo Aeromexico SAB de CV	531,900	885
Concentradora Fibra Hotelera Mexicana SA de CV	494,900	867
* Qualitas Controladora SAB de CV	161,676	438
* Grupo Simec SAB de CV Class B	84,915	405
* Banregio Grupo Financiero SAB de CV	62,261	353
Grupo Herdez SAB de CV	110,500	313
* Consorcio ARA SAB de CV	630,510	287
* Corp GEO SAB de CV	412,100	52
* Urbi Desarrollos Urbanos SAB de CV	313,585	38
		15,564
Netherlands (1.5%)
Delta Lloyd NV	219,300	5,066
Nutreco NV	81,360	3,476
Aalberts Industries NV	108,528	3,311
* PostNL NV	503,159	2,511
Eurocommercial Properties NV	48,849	2,441
Wereldhave NV	25,654	2,284
ASM International NV	56,822	2,161
Arcadis NV	66,941	2,092
* APERAM	55,160	1,856
TKH Group NV	48,512	1,525
Corbion NV	71,360	1,358
Vastned Retail NV	23,031	1,174
USG People NV	80,443	1,111
BinckBank NV	84,717	959
* TomTom NV	123,275	896
Nieuwe Steen Investments NV	145,223	851
Koninklijke Ten Cate NV	26,855	692
Koninklijke BAM Groep NV	241,766	656
* Grontmij	106,050	575
Brunel International NV	18,598	487

	Accell Group	23,543	435
^,* Royal Imtech NV		499,247	394
	Koninklijke Wessanen NV	56,729	330
*	AMG Advanced Metallurgical Group NV	27,181	265
^,* SNS REAAL NV		96,364	—
			36,906
New Zealand (0.5%)
^	Mighty River Power Ltd.	880,304	1,768
	Trade Me Group Ltd.	452,009	1,330
	Infratil Ltd.	577,409	1,219
	Mainfreight Ltd.	91,343	1,151
	Goodman Property Trust	1,131,899	1,038
	Z Energy Ltd.	287,449	933
	Freightways Ltd.	205,406	856
	Argosy Property Ltd.	935,698	799
	Precinct Properties New Zealand Ltd.	770,567	726
	Chorus Ltd.	415,280	616
	Kathmandu Holdings Ltd.	217,380	614
	Metlifecare Ltd.	128,375	480
	Nuplex Industries Ltd.	169,275	425
	New Zealand Oil & Gas Ltd.	510,153	348
	Vital Healthcare Property Trust	240,827	282
*	Synlait Milk Ltd.	89,207	262
^,* a2 Milk Co. Ltd.		468,164	257
	Tower Ltd.	107,704	167
*	Bathurst Resources Ltd.	434,735	21
			13,292
Norway (1.5%)
	Marine Harvest ASA	328,089	4,463
*	DNO ASA	1,177,813	3,945
	TGS Nopec Geophysical Co. ASA	116,746	3,311
*	Storebrand ASA	508,752	2,827
	Petroleum Geo-Services ASA	262,251	2,227
	Prosafe SE	221,147	1,647
*	REC Silicon ASA	2,811,313	1,546
^,* Det Norske Oljeselskap ASA		137,079	1,510
	Tomra Systems ASA	173,012	1,438
	Opera Software ASA	114,714	1,345
	Atea ASA	111,112	1,306
	SpareBank 1 SMN	153,722	1,303
	Aker ASA	30,696	1,174
	SpareBank 1 SR Bank ASA	117,167	1,074
2	BW LPG Ltd.	80,370	1,034
^,* Nordic Semiconductor ASA		192,123	1,034
*	Norwegian Property ASA	667,628	975
	Salmar ASA	45,521	891
	Fred Olsen Energy ASA	30,645	695
	Leroy Seafood Group ASA	17,417	631
	Wilh Wilhelmsen ASA	74,712	617
	BW Offshore Ltd.	460,983	610
	Golden Ocean Group Ltd.	389,008	594
	Stolt-Nielsen Ltd.	25,276	574
	Cermaq ASA	39,860	503
	Austevoll Seafood ASA	72,494	488
*	Archer Ltd.	217,417	336
^,* Norwegian Air Shuttle AS		10,232	309

	Odfjell Drilling Ltd.	58,856	302
	Kvaerner ASA	136,524	237
			38,946
Philippines (0.6%)
	Metro Pacific Investments Corp.	12,986,820	1,488
	Megaworld Corp.	12,734,454	1,234
*	Philippine National Bank	530,103	1,091
	Semirara Mining Corp. Class A	129,357	1,044
	Puregold Price Club Inc.	1,046,100	1,009
	Security Bank Corp.	344,681	948
	Robinsons Land Corp.	1,739,931	902
	Cosco Capital Inc.	3,921,300	854
	Robinsons Retail Holdings Inc.	515,350	774
	Rizal Commercial Banking Corp.	496,100	636
*	First Gen Corp.	1,201,630	613
	Philex Mining Corp.	2,046,281	588
	Manila Water Co. Inc.	909,785	559
	Filinvest Land Inc.	14,538,400	484
	Vista Land & Lifescapes Inc.	3,344,100	450
	Belle Corp.	3,633,300	413
*	Melco Crown Philippines Resorts Corp.	1,442,100	389
	First Philippine Holdings Corp.	228,330	377
	Atlas Consolidated Mining & Development	853,100	313
	Lopez Holdings Corp.	1,853,100	224
	Cebu Air Inc.	162,410	214
			14,604
Poland (0.4%)
	Energa SA	231,019	1,489
^	Lubelski Wegiel Bogdanka SA	39,554	1,450
	Asseco Poland SA	91,805	1,221
*	Grupa Lotos SA	76,818	891
^,* TVN SA		184,983	841
^	Netia SA	463,378	835
*	PKP Cargo SA	32,432	741
^,* Globe Trade Centre SA		264,217	589
^,* Kernel Holding SA		58,283	537
	Budimex SA	10,916	387
	Ciech SA	29,620	342
*	CD Projekt SA	64,865	318
*	Integer.pl SA	4,450	286
*	Warsaw Stock Exchange	23,096	264
^,* Getin Holding SA		266,016	235
*	Boryszew SA	127,777	221
*	Agora SA	24,003	61
			10,708
Portugal (0.6%)
*	Banco Comercial Portugues SA	44,298,903	6,327
	Sonae	949,821	1,427
*	CTT-Correios de Portugal SA	116,839	1,243
	Portucel SA	268,371	1,231
	NOS SGPS	195,811	1,167
	Mota-Engil SGPS SA	134,825	841
	Semapa-Sociedade de Investimento e Gestao	53,884	792
^,* Banco BPI SA		386,135	778
^	Altri SGPS SA	159,956	448

REN - Redes Energeticas Nacionais SGPS SA	65,536	231
		14,485
Russia (0.1%)
M Video OJSC	81,240	517
* PIK Group	224,880	490
Acron JSC	9,423	300
TGK-1 OAO	762,600,000	129
* OGK-2 OAO	18,997,639	103
		1,539
Singapore (1.8%)
Ezion Holdings Ltd.	1,294,844	2,218
SATS Ltd.	788,729	1,897
Keppel REIT Management Ltd.	1,791,547	1,822
Mapletree Commercial Trust	1,536,000	1,721
Mapletree Greater China Commercial Trust	2,269,812	1,669
Mapletree Logistics Trust	1,702,578	1,601
Mapletree Industrial Trust	1,375,000	1,545
^ Fortune REIT	1,307,000	1,238
Asian Pay Television Trust	1,731,000	1,179
CDL Hospitality Trusts	833,066	1,164
Starhill Global REIT	1,673,108	1,105
United Engineers Ltd.	564,000	1,082
^ Raffles Medical Group Ltd.	345,216	1,080
First Resources Ltd.	580,629	1,048
Ascott Residence Trust	964,021	951
Parkway Life REIT	476,485	913
AIMS AMP Capital Industrial REIT	759,795	910
Frasers Centrepoint Trust	576,210	893
Cambridge Industrial Trust	1,518,260	868
* Biosensors International Group Ltd.	1,249,902	849
Cache Logistics Trust	827,241	798
Hyflux Ltd.	776,286	737
Ezra Holdings Ltd.	731,902	686
Lippo Malls Indonesia Retail Trust	2,023,000	673
^ Super Group Ltd.	570,808	672
2 ARA Asset Management Ltd.	488,210	671
Frasers Commercial Trust	586,200	659
Silverlake Axis Ltd.	708,000	647
* United Envirotech Ltd.	554,000	606
Far East Hospitality Trust	852,000	596
OUE Ltd.	301,000	590
CapitaRetail China Trust	425,060	580
First REIT	573,000	560
Sabana Shari'ah Compliant Industrial REIT	658,000	543
^ OSIM International Ltd.	235,080	539
^ OUE Hospitality Trust	720,166	522
CitySpring Infrastructure Trust	1,252,000	501
Ascendas India Trust	718,662	485
Ascendas Hospitality Trust	773,000	473
SPH REIT	556,000	471
Ho Bee Land Ltd.	245,635	442
* Vard Holdings Ltd.	508,000	440
Yoma Strategic Holdings Ltd.	753,000	415
Soilbuild Business Space REIT	616,000	400
Religare Health Trust	500,000	369
GuocoLeisure Ltd.	415,000	361

^	Croesus Retail Trust	422,000	343
*	Raffles Education Corp. Ltd.	1,110,839	341
	Midas Holdings Ltd.	978,847	340
	Metro Holdings Ltd.	450,000	334
	Hi-P International Ltd.	642,000	332
	Boustead Singapore Ltd.	214,000	315
*	Gallant Venture Ltd.	1,115,679	271
^	HanKore Environment Tech Group Ltd.	375,000	262
	Fortune REIT	276,589	262
	Perennial China Retail Trust	573,000	250
	CSE Global Ltd.	398,759	232
^	Swiber Holdings Ltd.	453,000	190
	China Fishery Group Ltd.	604,729	178
	Tat Hong Holdings Ltd.	244,000	172
	GMG Global Ltd.	2,444,000	163
^,* Tiger Airways Holdings Ltd.		466,800	159
	Hong Leong Asia Ltd.	123,000	156
^,* Ying Li International Real Estate Ltd.		717,000	148
	Keppel Telecommunications & Transportation Ltd.	96,420	132
*	Oceanus Group Ltd.	4,182,000	70
^,* Blumont Group Ltd.		1,521,354	59
^,* LionGold Corp. Ltd.		799,391	50
*	China Hongxing Sports Ltd.	831,000	38
*	China Milk Products Group Ltd.	140,000	—
			44,986
South Africa (0.4%)
	EOH Holdings Ltd.	120,362	1,057
*	Super Group Ltd.	368,683	1,033
	SA Corporate Real Estate Fund Nominees Pty Ltd.	2,618,286	1,025
	Emira Property Fund	601,742	815
	Famous Brands Ltd.	74,191	686
	Metair Investments Ltd.	170,763	590
	Mpact Ltd.	165,070	463
	City Lodge Hotels Ltd.	38,979	425
	Astral Foods Ltd.	30,497	410
	Blue Label Telecoms Ltd.	475,055	356
	Eqstra Holdings Ltd.	504,428	325
	Raubex Group Ltd.	149,828	322
	Invicta Holdings Ltd.	25,501	261
	Cashbuild Ltd.	17,551	223
*	Pinnacle Holdings Ltd.	176,819	222
	Clover Industries Ltd.	132,036	214
	Group Five Ltd.	54,600	203
*	Merafe Resources Ltd.	1,222,650	158
	DRDGOLD Ltd.	257,096	73
*	Ellies Holdings Ltd.	143,593	34
	Oceana Group Ltd.	1,844	14
*	Great Basin Gold Ltd.	345,634	1
			8,910
South Korea (3.6%)
	Hotel Shilla Co. Ltd.	36,716	3,912
^,* LG Innotek Co. Ltd.		16,213	1,963
	Korea Aerospace Industries Ltd.	56,320	1,921
*	Kumho Tire Co. Inc.	167,368	1,837
^	Paradise Co. Ltd.	54,570	1,763
	LIG Insurance Co. Ltd.	51,280	1,461

^	Hanssem Co. Ltd.	16,070	1,459
^	Youngone Corp.	34,474	1,422
	CJ O Shopping Co. Ltd.	3,465	1,326
	SK Chemicals Co. Ltd.	20,359	1,282
	Daesang Corp.	25,030	1,241
	Kolon Industries Inc.	18,517	1,222
^	Seoul Semiconductor Co. Ltd.	42,279	1,167
	Korean Reinsurance Co.	104,344	1,142
	Hyundai Home Shopping Network Corp.	6,956	1,119
	Hyundai Greenfood Co. Ltd.	66,445	1,071
	GS Home Shopping Inc.	3,910	1,056
	LS Industrial Systems Co. Ltd.	17,023	1,044
	Taekwang Industrial Co. Ltd.	702	950
^	Grand Korea Leisure Co. Ltd.	22,446	927
	Fila Korea Ltd.	10,237	900
^	LOTTE Himart Co. Ltd.	13,207	876
^	Medy-Tox Inc.	5,262	779
	iMarketKorea Inc.	24,660	759
^,* Com2uSCorp		8,195	756
	LG International Corp.	26,161	755
	Young Poong Corp.	572	754
^	KEPCO Plant Service & Engineering Co. Ltd.	10,454	752
*	CJ E&M Corp.	19,883	748
	Green Cross Corp.	6,240	738
	Dongsuh Co. Inc.	39,112	733
	Ottogi Corp.	1,403	725
^,* Wonik IPS Co. Ltd.		65,519	723
	Meritz Fire & Marine Insurance Co. Ltd.	54,380	706
^	Hana Tour Service Inc.	10,711	680
^	CJ CGV Co. Ltd.	15,220	677
*	ViroMed Co. Ltd.	13,067	665
*	Naturalendo Tech Co. Ltd.	8,314	645
^	Kolao Holdings	31,053	644
	Samchully Co. Ltd.	3,906	638
	Huchems Fine Chemical Corp.	25,188	633
^	Korea Kolmar Co. Ltd.	13,310	631
*	Hanmi Pharm Co. Ltd.	7,221	608
^,* Seegene Inc.		10,430	605
^,* SM Entertainment Co.		18,698	603
	Hankook Tire Worldwide Co. Ltd.	27,390	602
*	Cosmax Inc.	6,603	601
^	Nexen Tire Corp.	36,910	594
^,* Hyundai Rotem Co. Ltd.		24,592	585
	Lotte Food Co. Ltd.	809	584
	Poongsan Corp.	20,198	584
	KIWOOM Securities Co. Ltd.	12,046	580
	Meritz Securities Co. Ltd.	201,910	572
*	SK Broadband Co. Ltd.	155,027	571
^	Eo Technics Co. Ltd.	8,457	567
^,* Gamevil Inc.		5,616	566
	Hanil Cement Co. Ltd.	4,372	560
^	Youngone Holdings Co. Ltd.	7,341	558
^	LF Corp.	19,454	544
^	Binggrae Co. Ltd.	7,021	544
^	Partron Co. Ltd.	54,782	537
	Sungwoo Hitech Co. Ltd.	38,238	532
^	Hyundai Corp.	15,080	530

	Hanil E-Wha Co. Ltd.	25,620	527
^	Interpark Corp.	48,320	523
	Hansol Paper Co.	44,740	519
	Chong Kun Dang Pharmaceutical Corp.	8,257	513
	Samyang Holdings Corp.	6,760	504
	Dongwon Industries Co. Ltd.	1,566	501
^,* Chabiotech Co. Ltd.		37,424	501
^	Kwang Dong Pharmaceutical Co. Ltd.	54,020	501
	JB Financial Group Co. Ltd.	67,113	474
	Hansae Co. Ltd.	18,130	474
^,* GemVax & Kael Co. Ltd.		22,193	467
	Seah Besteel Corp.	13,433	465
	Green Cross Holdings Corp.	30,320	458
*	Ssangyong Cement Industrial Co. Ltd.	48,730	457
	Namyang Dairy Products Co. Ltd.	544	450
*	Asiana Airlines Inc.	99,048	450
	Korea Electric Terminal Co. Ltd.	10,270	444
	Hancom Inc.	18,122	441
	E1 Corp.	6,216	434
^,* Medipost Co. Ltd.		7,742	426
^	SFA Engineering Corp.	10,783	418
^	Posco ICT Co. Ltd.	59,591	412
^,* LG Life Sciences Ltd.		13,273	408
	Daishin Securities Co. Ltd.	39,490	406
	CJ Hellovision Co. Ltd.	29,970	393
^	Dong-A ST Co. Ltd.	4,026	387
^	Sung Kwang Bend Co. Ltd.	19,985	385
^	Handsome Co. Ltd.	14,288	381
^,* Ssangyong Motor Co.		48,980	374
*	Hyundai Elevator Co. Ltd.	10,132	373
	Tongyang Life Insurance	38,060	371
^	SL Corp.	18,280	369
	Dong-A Socio Holdings Co. Ltd.	2,916	363
^	TONGYANG Securities Inc.	118,630	352
	Hanjin Transportation Co. Ltd.	11,154	349
^	Ilyang Pharmaceutical Co. Ltd.	14,838	343
*	Hanjin Kal Corp.	13,540	340
^	Soulbrain Co. Ltd.	10,706	339
^	GS Retail Co. Ltd.	15,980	339
^,* Lumens Co. Ltd.		41,878	332
^,* Korea Line Corp.		15,081	331
^,* Pan Ocean Co. Ltd.		86,400	330
*	Osstem Implant Co. Ltd.	9,948	329
	KT Skylife Co. Ltd.	14,950	325
	Maeil Dairy Industry Co. Ltd.	8,952	324
	Golfzon Co. Ltd.	16,818	323
	Bukwang Pharmaceutical Co. Ltd.	19,698	320
	Hankook Shell Oil Co. Ltd.	642	318
^	YG Entertainment Inc.	8,932	309
*	SK Securities Co. Ltd.	309,400	309
^,* Hansol Technics Co. Ltd.		16,389	306
^,* Seobu T&D		16,179	303
*	Hanwha General Insurance Co. Ltd.	52,151	302
^	Daewoong Pharmaceutical Co. Ltd.	5,084	302
^,* Hanmi Science Co. ltd		22,165	298
	SK Gas Ltd.	2,679	289
	Daeduck Electronics Co.	36,100	287

	Sindoh Co. Ltd.	4,070	282
^,* Hanjin Heavy Industries & Construction Co. Ltd.		40,920	282
	S&T Motiv Co. Ltd.	8,240	281
^	Ahnlab Inc.	7,419	281
	S&T Dynamics Co. Ltd.	25,783	273
	MegaStudy Co. Ltd.	4,643	271
	OCI Materials Co. Ltd.	5,853	266
	Taeyoung Engineering & Construction Co. Ltd.	47,440	264
	Namhae Chemical Corp.	30,040	263
	Daou Technology Inc.	24,310	262
	POSCO Chemtech Co. Ltd.	1,825	260
	Able C&C Co. Ltd.	10,107	255
*	Toray Chemical Korea Inc.	23,640	254
^	SBS Media Holdings Co. Ltd.	69,400	246
^,* Neowiz Games Corp.		13,715	241
^	Meritz Financial Group Inc.	30,854	237
^,* Doosan Engine Co. Ltd.		28,930	231
^	Lock & Lock Co. Ltd.	18,759	229
	NH Investment & Securities Co. Ltd.	30,199	223
	Dongyang Mechatronics Corp.	24,200	222
*	Green Cross Cell Corp.	7,374	218
	Sam Young Electronics Co. Ltd.	18,620	218
^,* Taewoong Co. Ltd.		9,801	216
^,* Komipharm International Co. Ltd.		26,575	210
^,* Duksan Hi-Metal Co. Ltd.		12,136	196
*	TK Corp.	13,259	195
	Daekyo Co. Ltd.	29,480	193
	DuzonBIzon Co. Ltd.	20,360	186
	Dae Han Flour Mills Co. Ltd.	990	184
*	Hanwha Investment & Securities Co. Ltd.	41,895	184
	Daeduck GDS Co. Ltd.	14,590	179
	Daishin Securities Co. Ltd. Preference Shares	27,330	179
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	179
	Kumho Electric Co. Ltd.	8,710	176
^	Silicon Works Co. Ltd.	8,072	168
^,* Taihan Electric Wire Co. Ltd.		78,662	162
	Youlchon Chemical Co. Ltd.	12,100	152
^,* Foosung Co. Ltd.		47,710	150
	Humax Co. Ltd.	13,919	147
	KISCO Corp.	5,076	144
*	Hanjin Shipping Holdings Co. Ltd.	12,530	144
^,* KTB Investment & Securities Co. Ltd.		56,860	143
	Chongkundang Holdings Corp.	3,425	142
^,* Woongjin Energy Co. Ltd.		53,690	129
	Kyobo Securities Co. Ltd.	12,060	123
*	Jusung Engineering Co. Ltd.	32,335	116
*	Kolon Global Corp.	11,578	113
*	Woongjin Thinkbig Co. Ltd.	16,870	113
	INTOPS Co. Ltd.	6,332	113
	Hitejinro Holdings Co. Ltd.	9,000	111
	Iljin Display Co. Ltd.	12,970	109
	Cosmax BTI Inc	2,608	109
	Dongbu Securities Co. Ltd.	21,320	108
^,* Dongbu HiTek Co. Ltd.		27,650	107
^,* STS Semiconductor & Telecommunications		37,506	107
	Kolon Corp.	3,490	106
^	Capro Corp.	24,640	105

^	NEPES Corp.	16,272	102
^,* 3S Korea Co. Ltd.		35,930	96
^,* Pharmicell Co. Ltd.		33,200	95
^,* SK Communications Co. Ltd.		9,340	81
^,* Eugene Investment & Securities Co. Ltd.		31,930	76
*	ICD Co. Ltd.	11,667	75
*	Shinsung Solar Energy Co. Ltd.	62,650	74
^	EG Corp.	3,452	71
	Melfas Inc.	12,837	69
	Samyang Corp.	1,170	66
^	Agabang&Company	12,729	65
^,* CNK International Co. Ltd.		35,374	59
*	Interflex Co. Ltd.	5,636	58
^,* STX Engine Co. Ltd.		16,747	57
^,* CUROCOM Co. Ltd.		52,753	54
*	Insun ENT Co. Ltd.	16,455	53
*	Dongbu Steel Co. Ltd.	25,318	44
^,* Chadiostech Co. Ltd.		14,107	39
*	Dongbu Corp.	16,330	33
^,* China Ocean Resources Co. Ltd.		27,290	32
*	JB Financial Group Co. Ltd. Rights Exp. 09/03/2014	14,568	19
*	Hanjin Heavy Industries & Construction Co. Ltd Rights Exp. 08/07/2014	15,597	15
*	Tera Resource Co. Ltd.	168,016	2
*	SSCP Co. Ltd.	20,873	2
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			91,591
Spain (1.5%)
	Bolsas y Mercados Espanoles SA	90,870	4,129
^,* Abengoa SA		756,400	4,021
*	Gamesa Corp. Tecnologica SA	249,524	3,125
	Viscofan SA	54,676	3,064
	Indra Sistemas SA	140,503	2,173
	Ebro Foods SA	100,730	2,059
	Tecnicas Reunidas SA	35,718	2,008
	Grupo Catalana Occidente SA	52,288	1,833
	Obrascon Huarte Lain SA	47,738	1,802
	Prosegur Cia de Seguridad SA	239,540	1,616
*	Almirall SA	74,279	1,135
*	Sacyr SA	177,669	1,002
	Construcciones y Auxiliar de Ferrocarriles SA	2,275	945
^,* Fomento de Construcciones y Contratas SA		43,468	941
*	NH Hotel Group SA	171,813	929
	Atresmedia Corp. de Medios de Comunicacion SA	58,711	860
^	Melia Hotels International SA	69,084	801
*	Zeltia SA	203,120	778
*	Faes Farma SA	273,820	760
	CIE Automotive SA	46,796	659
*	Liberbank SA	641,510	549
*	Promotora de Informaciones SA	1,157,941	528
	Duro Felguera SA	71,726	449
	Tubos Reunidos SA	96,966	343
	Ence Energia y Celulosa S.A	135,001	287
	Tubacex SA	51,058	266
*	Abengoa SA	43,869	253
	Papeles y Cartones de Europa SA	37,021	212
*	Deoleo SA	365,266	198
^,* Realia Business SA		92,502	145

^,* Caja de Ahorros del Mediterraneo		42,306	—
^,* Let's GOWEX SA		31,105	—
*	Pescanova SA	10,066	—
			37,870
Sweden (2.8%)
	Trelleborg AB Class B	276,617	5,298
	Meda AB Class A	271,198	4,373
	Castellum AB	196,674	3,300
	NCC AB Class B	95,183	2,974
	ICA Gruppen AB	87,777	2,730
	BillerudKorsnas AB	176,598	2,609
^,* SSAB AB Class A		260,470	2,514
	Hexpol AB	28,070	2,358
*	Swedish Orphan Biovitrum AB	184,836	2,222
	Fabege AB	157,239	2,151
	Loomis AB Class B	70,500	2,095
	Wallenstam AB	120,030	1,988
	JM AB	59,652	1,887
	Hufvudstaden AB Class A	134,409	1,842
	Nibe Industrier AB Class B	68,626	1,837
^,* SSAB AB Class B		193,320	1,695
	AAK AB	29,201	1,664
	Indutrade AB	36,053	1,605
*	Betsson AB	45,490	1,578
	Axfood AB	30,563	1,558
	Intrum Justitia AB	49,578	1,517
	Wihlborgs Fastigheter AB	78,271	1,456
*	Fastighets AB Balder	113,100	1,436
^	Axis Communications AB	45,477	1,428
	Peab AB	197,137	1,390
	Saab AB Class B	48,309	1,320
	Lundbergforetagen AB Class B	29,028	1,301
	Kungsleden AB	173,531	1,218
^	Avanza Bank Holding AB	31,798	1,125
	AF AB	66,864	1,118
	Sanitec Corp.	68,449	785
*	Lindab International AB	69,777	657
	Nobia AB	81,656	624
	Concentric AB	46,330	611
	Haldex AB	46,388	610
	Clas Ohlson AB	28,293	538
*	Rezidor Hotel Group AB	87,970	491
	Klovern AB	84,989	423
^,* CDON Group AB		109,822	402
*	Investment AB Oresund	17,885	402
	Bure Equity AB	84,020	362
*	Eniro AB	110,897	355
	SkiStar AB	30,187	347
	Klovern AB Preference Shares	14,008	343
	Fastighets AB Balder Preference Shares	6,516	333
	Nordnet AB	79,360	318
^,* SAS AB		161,460	296
^	Mekonomen AB	11,452	263
^,* Active Biotech AB		47,083	205
	NCC AB Class A	3,950	124
*	KappAhl AB	21,651	121

	Bilia AB	1,788	48
			70,245
Switzerland (2.8%)
*	Dufry AG	36,446	6,241
	Georg Fischer AG	4,874	3,221
	Helvetia Holding AG	6,211	3,026
	OC Oerlikon Corp. AG	198,941	2,685
*	ams AG	71,165	2,538
	Nobel Biocare Holding AG	141,520	2,484
	Logitech International SA	161,721	2,372
	BB Biotech AG	13,606	2,360
	Flughafen Zuerich AG	3,659	2,277
	Kaba Holding AG Class B	4,675	2,262
	Panalpina Welttransport Holding AG	16,222	2,209
	Bucher Industries AG	7,177	2,158
	Straumann Holding AG	9,141	2,157
	Burckhardt Compression Holding AG	3,648	1,903
	Temenos Group AG	52,900	1,891
	Valiant Holding AG	18,273	1,736
	Tecan Group AG	13,994	1,586
	Forbo Holding AG	1,572	1,535
	Mobimo Holding AG	7,395	1,502
	Allreal Holding AG	10,953	1,500
	Belimo Holding AG	540	1,429
*	Cembra Money Bank AG	23,034	1,315
	Vontobel Holding AG	36,370	1,302
	Rieter Holding AG	5,449	1,263
^,* Meyer Burger Technology AG		102,386	1,204
	Kuoni Reisen Holding AG	3,202	1,083
*	Schmolz & Bickenbach AG	687,646	1,039
	Implenia AG	16,815	990
	St. Galler Kantonalbank AG	2,596	988
	Schweiter Technologies AG	1,307	914
	Autoneum Holding AG	5,161	883
	Huber & Suhner AG	17,843	883
	Emmi AG	2,516	867
	Daetwyler Holding AG	5,861	821
	Schweizerische National-Versicherungs-Gesellschaft AG	9,129	812
	Valora Holding AG	3,349	810
	Gategroup Holding AG	31,811	805
	Kudelski SA	46,727	793
	Ascom Holding AG	41,912	613
	AFG Arbonia-Forster Holding AG	20,151	544
	Vetropack Holding AG	280	488
	VZ Holding AG	2,859	486
*	Basilea Pharmaceutica	4,113	443
	EFG International AG	35,981	429
	Basler Kantonalbank	5,734	429
	Liechtensteinische Landesbank AG	9,843	428
	Siegfried Holding AG	1,995	348
	BKW AG	9,538	338
	Zehnder Group AG	8,511	337
	Swissquote Group Holding SA	8,231	272
	VP Bank AG	3,040	263
	Alpiq Holding AG	2,339	245
*	Orascom Development Holding AG	7,199	151
*	Von Roll Holding AG	44,164	83

Bachem Holding AG	1,133	62
Cie Financiere Tradition SA	1,060	50
* Petroplus Holdings AG	36,495	1
		71,854
Taiwan (6.6%)
Chailease Holding Co. Ltd.	1,135,860	2,964
China Life Insurance Co. Ltd.	3,065,324	2,924
Hiwin Technologies Corp.	238,860	2,567
Hermes Microvision Inc.	62,036	2,406
Eclat Textile Co. Ltd.	212,583	2,358
* WPG Holdings Ltd.	1,654,889	2,194
Merida Industry Co. Ltd.	268,822	2,099
Radiant Opto-Electronics Corp.	502,147	2,086
Ruentex Industries Ltd.	782,160	1,969
Ruentex Development Co. Ltd.	1,030,292	1,846
Asia Pacific Telecom Co. Ltd.	2,969,000	1,751
Simplo Technology Co. Ltd.	318,053	1,726
Kenda Rubber Industrial Co. Ltd.	675,399	1,543
* Highwealth Construction Corp.	655,816	1,508
Airtac International Group	150,980	1,418
* Zhen Ding Technology Holding Ltd.	471,400	1,412
Powertech Technology Inc.	770,662	1,286
Clevo Co.	692,944	1,276
CTCI Corp.	761,667	1,260
* Medigen Biotechnology Corp.	116,680	1,255
Far Eastern Department Stores Ltd.	1,230,435	1,249
Kinsus Interconnect Technology Corp.	299,282	1,237
Chipbond Technology Corp.	722,852	1,168
Micro-Star International Co. Ltd.	760,000	1,165
TSRC Corp.	784,046	1,159
Phison Electronics Corp.	155,962	1,143
King's Town Bank	1,120,193	1,133
Yageo Corp.	1,622,000	1,094
St. Shine Optical Co. Ltd.	52,419	1,091
* Standard Foods Corp.	379,865	1,080
Chroma ATE Inc.	406,040	1,076
China Steel Chemical Corp.	168,853	1,066
King Yuan Electronics Co. Ltd.	1,300,963	1,066
* HannStar Display Corp.	2,694,000	1,045
China Petrochemical Development Corp.	2,561,077	1,041
Yungtay Engineering Co. Ltd.	402,993	1,027
MIN AIK Technology Co. Ltd.	174,987	1,023
Merry Electronics Co. Ltd.	204,910	1,021
* Winbond Electronics Corp.	2,831,000	1,020
Tripod Technology Corp.	538,327	1,019
Everlight Electronics Co. Ltd.	441,725	997
Nan Kang Rubber Tire Co. Ltd.	851,107	991
Wowprime Corp.	71,761	990
Firich Enterprises Co. Ltd.	176,005	966
Parade Technologies Ltd.	76,000	960
* Coretronic Corp.	792,000	939
King Slide Works Co. Ltd.	70,675	935
* Feng TAY Enterprise Co. Ltd.	304,000	870
Tong Hsing Electronic Industries Ltd.	166,056	863
Sino-American Silicon Products Inc.	501,945	860
Makalot Industrial Co. Ltd.	168,000	855
Richtek Technology Corp.	146,155	843

* Tung Ho Steel Enterprise Corp.	958,150	839
Sanyang Industry Co. Ltd.	823,037	795
Tainan Spinning Co. Ltd.	1,207,359	793
Compeq Manufacturing Co. Ltd.	1,341,471	792
* Tatung Co. Ltd.	2,351,320	771
Taichung Commercial Bank	2,118,738	767
Formosa International Hotels Corp.	64,369	766
* Qisda Corp.	1,551,000	765
Gigabyte Technology Co. Ltd.	539,271	741
* PChome Online Inc.	71,527	736
AcBel Polytech Inc.	454,000	731
Ginko International Co. Ltd.	50,000	722
Kerry TJ Logistics Co. Ltd.	540,092	716
Shinkong Synthetic Fibers Corp.	1,929,416	714
* AmTRAN Technology Co. Ltd.	942,692	698
Wistron NeWeb Corp.	258,142	697
* Kinpo Electronics	1,633,196	696
Wei Chuan Foods Corp.	433,835	693
Elan Microelectronics Corp.	422,350	684
Chin-Poon Industrial Co. Ltd.	379,072	682
Jih Sun Financial Holdings Co. Ltd.	2,245,570	677
Win Semiconductors Corp.	769,000	675
Tong Yang Industry Co. Ltd.	547,919	674
LCY Chemical Corp.	791,255	656
* Wintek Corp.	1,749,962	656
Lung Yen Life Service Corp.	227,000	639
Casetek Holdings Ltd.	110,000	632
USI Corp.	986,518	628
FLEXium Interconnect Inc.	232,801	627
Depo Auto Parts Ind Co. Ltd.	158,313	622
A-DATA Technology Co. Ltd.	262,000	620
Neo Solar Power Corp.	629,819	620
Mitac Holdings Corp.	734,000	617
Taiwan Hon Chuan Enterprise Co. Ltd.	293,258	609
ScinoPharm Taiwan Ltd.	252,924	606
Gourmet Master Co. Ltd.	70,650	598
* E Ink Holdings Inc.	939,708	594
Huaku Development Co. Ltd.	249,499	592
TTY Biopharm Co. Ltd.	216,483	584
Grand Pacific Petrochemical	966,928	565
* Taiwan Sogo Shin Kong SEC	393,000	553
Radium Life Tech Co. Ltd.	769,267	553
Prince Housing & Development Corp.	1,229,304	549
Faraday Technology Corp.	437,000	547
* PharmaEngine Inc.	65,000	540
* Goldsun Development & Construction Co. Ltd.	1,516,591	534
* China Man-Made Fiber Corp.	1,471,778	533
Great Wall Enterprise Co. Ltd.	447,839	531
Farglory Land Development Co. Ltd.	377,854	530
China Synthetic Rubber Corp.	533,562	525
Lien Hwa Industrial Corp.	727,356	525
* Ta Chong Bank Ltd.	1,633,593	525
Namchow Chemical Industrial Co. Ltd.	229,000	522
TA Chen Stainless Pipe	797,330	521
Motech Industries Inc.	381,311	512
Grape King Bio Ltd.	107,000	511
Chong Hong Construction Co.	187,160	511

Cleanaway Co. Ltd.	86,000	500
Sercomm Corp.	216,000	498
Career Technology MFG. Co. Ltd.	363,126	482
WT Microelectronics Co. Ltd.	353,431	479
* D-Link Corp.	667,000	476
Flytech Technology Co. Ltd.	104,000	475
Taiwan Surface Mounting Technology Co. Ltd.	322,886	471
* Ritek Corp.	3,140,000	471
Poya Co. Ltd.	79,790	464
Formosan Rubber Group Inc.	481,888	461
* San Shing Fastech Corp.	156,620	459
* CMC Magnetics Corp.	2,910,000	456
* Everlight Chemical Industrial Corp.	380,702	454
YungShin Global Holding Corp.	235,617	454
Cheng Loong Corp.	1,089,920	451
Shin Zu Shing Co. Ltd.	176,000	448
Ardentec Corp.	514,638	439
TXC Corp.	303,877	436
* FocalTech Corp. Ltd.	54,000	435
Shinkong Textile Co. Ltd.	323,338	434
* Gigasolar Materials Corp.	23,000	428
Chlitina Holding Ltd.	57,750	425
China Bills Finance Corp.	1,132,800	422
Dynapack International Technology Corp.	151,299	420
* Shining Building Business Co. Ltd.	456,408	412
Gloria Material Technology Corp.	488,484	412
* Yieh Phui Enterprise Co. Ltd.	1,265,406	410
Taiwan PCB Techvest Co. Ltd.	285,102	406
* Microbio Co. Ltd.	383,562	406
IEI Integration Corp.	219,456	405
* Mercuries Life Insurance Co. Ltd.	660,535	405
Sigurd Microelectronics Corp.	375,000	399
Great China Metal Industry	345,000	397
* ITEQ Corp.	369,261	391
Ho Tung Chemical Corp.	885,101	387
Elite Semiconductor Memory Technology Inc.	243,000	384
Universal Cement Corp.	394,740	383
China Metal Products	313,250	382
Unity Opto Technology Co. Ltd.	338,000	381
Greatek Electronics Inc.	290,000	374
Test Research Inc.	217,371	364
Kinik Co.	134,000	362
Masterlink Securities Corp.	1,033,252	362
Test-Rite International Co. Ltd.	522,725	361
Taiwan Paiho Ltd.	274,183	360
Continental Holdings Corp.	892,000	359
Rechi Precision Co. Ltd.	345,668	359
Taiwan Semiconductor Co. Ltd.	304,000	359
International Games System Co. Ltd.	71,213	357
Evergreen International Storage & Transport Corp.	547,502	356
Chung Hsin Electric & Machinery Manufacturing Corp.	507,000	356
Syncmold Enterprise Corp.	152,000	351
* Unizyx Holding Corp.	427,000	351
BES Engineering Corp.	1,298,468	351
UPC Technology Corp.	802,510	350
Wah Lee Industrial Corp.	181,883	349
Soft-World International Corp.	114,520	348

Taiwan TEA Corp.	496,293	345
* Taiwan Life Insurance Co. Ltd.	474,397	343
* Gintech Energy Corp.	375,800	342
* Asia Optical Co. Inc.	245,000	341
Hung Sheng Construction Ltd.	504,100	339
Aten International Co. Ltd.	126,260	338
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	336
Holy Stone Enterprise Co. Ltd.	211,670	336
* Taiwan Liposome Co. Ltd.	41,000	335
Hey Song Corp.	306,000	332
Long Chen Paper Co. Ltd.	630,655	330
Senao International Co. Ltd.	149,000	327
Zeng Hsing Industrial Co. Ltd.	62,000	326
* Topco Scientific Co. Ltd.	158,456	326
CyberTAN Technology Inc.	329,571	325
Solar Applied Materials Technology Co.	348,201	324
* Taiwan Styrene Monomer	551,980	322
* Gigastorage Corp.	318,800	321
Visual Photonics Epitaxy Co. Ltd.	323,941	321
Kingdom Construction Co.	329,000	318
Green Seal Holding Ltd.	55,000	318
Long Bon International Co. Ltd.	438,000	314
* Chung Hung Steel Corp.	1,168,047	312
* G Tech Optoelectronics Corp.	265,000	312
Pan-International Industrial Corp.	421,488	310
GeoVision Inc.	76,279	308
* E-Ton Solar Tech Co. Ltd.	468,603	305
Ambassador Hotel	313,519	304
* Altek Corp.	381,786	304
* Lealea Enterprise Co. Ltd.	885,848	303
Sitronix Technology Corp.	143,282	299
Accton Technology Corp.	497,467	299
Taiwan Acceptance Corp.	110,000	296
Holtek Semiconductor Inc.	152,279	296
Sinyi Realty Co.	227,354	295
* Via Technologies Inc.	389,481	293
YC INOX Co. Ltd.	306,159	292
Systex Corp.	173,000	290
* Pan Jit International Inc.	552,000	290
Federal Corp.	431,781	289
* Li Peng Enterprise Co. Ltd.	729,539	289
Johnson Health Tech Co. Ltd.	110,491	289
Asia Polymer Corp.	361,500	286
KEE TAI Properties Co. Ltd.	450,740	284
* Shihlin Paper Corp.	187,428	284
* Walsin Technology Corp.	765,408	283
Elite Material Co. Ltd.	246,519	281
Mercuries & Associates Ltd.	420,005	280
ALI Corp.	277,358	273
Tong-Tai Machine & Tool Co. Ltd.	242,518	272
Taiflex Scientific Co. Ltd.	158,034	271
* Chunghwa Picture Tubes Ltd.	4,542,000	270
Nan Liu Enterprise Co. Ltd.	55,000	269
OptoTech Corp.	551,000	269
* Etron Technology Inc.	531,947	268
Taiwan Cogeneration Corp.	386,903	267
Chia Hsin Cement Corp.	524,352	266

Lotes Co. Ltd.	69,000	265
Gemtek Technology Corp.	291,115	264
Pixart Imaging Inc.	92,920	264
Asia Vital Components Co. Ltd.	329,337	261
Sonix Technology Co. Ltd.	152,000	261
Toung Loong Textile Manufacturing	87,000	259
Global Mixed Mode Technology Inc.	80,199	259
Sincere Navigation Corp.	278,000	255
Alpha Networks Inc.	361,919	254
* Taiwan Land Development Corp.	629,542	251
Lite-On Semiconductor Corp.	351,000	249
* Sunplus Technology Co. Ltd.	570,000	247
* King's Town Construction Co. Ltd.	305,712	245
Huang Hsiang Construction Co.	186,051	243
CSBC Corp. Taiwan	405,808	243
Lingsen Precision Industries Ltd.	398,000	237
* HannsTouch Solution Inc.	828,392	236
Elitegroup Computer Systems Co. Ltd.	334,180	235
Unitech Printed Circuit Board Corp.	583,738	235
China Chemical & Pharmaceutical Co. Ltd.	313,000	235
Kuoyang Construction Co. Ltd.	476,648	231
* Ability Enterprise Co. Ltd.	307,257	229
* Solartech Energy Corp.	310,414	226
Quanta Storage Inc.	190,000	226
Great Taipei Gas Co. Ltd.	273,000	225
* Formosa Epitaxy Inc.	367,000	225
CHC Healthcare Group	91,733	223
* Wafer Works Corp.	467,570	219
* Genius Electronic Optical Co. Ltd.	69,732	217
ITE Technology Inc.	182,418	215
* Vivotek Inc.	54,000	214
Jentech Precision Industrial Co. Ltd.	71,698	213
* Green Energy Technology Inc.	252,746	212
Global Unichip Corp.	74,649	210
Chun Yuan Steel	516,676	209
Nien Hsing Textile Co. Ltd.	231,083	207
* Sampo Corp.	491,311	203
United Integrated Services Co. Ltd.	212,000	202
HUA ENG Wire & Cable	539,000	200
Cyberlink Corp.	61,076	199
* Gold Circuit Electronics Ltd.	586,280	198
* Forhouse Corp.	419,000	197
Taiwan Sanyo Electric Co. Ltd.	168,300	197
Taiwan Fire & Marine Insurance Co. Ltd.	255,840	196
Darfon Electronics Corp.	287,000	196
Infortrend Technology Inc.	334,885	194
Weltrend Semiconductor	187,200	193
China General Plastics Corp.	389,147	190
* Getac Technology Corp.	340,000	189
* Dynamic Electronics Co. Ltd.	366,468	188
* Hung Poo Real Estate Development Corp.	225,195	187
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	186
Basso Industry Corp.	113,000	181
* TYC Brother Industrial Co. Ltd.	272,710	179
* Concord Securities Corp.	620,324	177
ACES Electronic Co. Ltd.	120,000	168
Eastern Media International Corp.	406,072	167

*	Globe Union Industrial Corp.	289,000	163
*	AGV Products Corp.	495,000	161
*	Giantplus Technology Co. Ltd.	371,000	160
	Ta Ya Electric Wire & Cable	650,440	158
	WUS Printed Circuit Co. Ltd.	320,000	157
	Microlife Corp.	66,500	156
	First Steamship Co. Ltd.	216,588	152
*	Silicon Integrated Systems Corp.	420,592	151
	Jess-Link Products Co. Ltd.	131,800	149
	Zinwell Corp.	146,099	144
	ENG Electric Co. Ltd.	177,799	144
	L&K Engineering Co. Ltd.	159,000	136
*	Phihong Technology Co. Ltd.	197,618	135
*	China Electric Manufacturing Corp.	343,000	135
	Shih Wei Navigation Co. Ltd.	195,986	134
	AV Tech Corp.	57,053	132
*	Genesis Photonics Inc.	172,214	131
	Taiwan Mask Corp.	377,650	130
	Chinese Maritime Transport Ltd.	109,000	125
	Young Optics Inc.	58,000	125
	Bank of Kaohsiung Co. Ltd.	381,210	124
	Tsann Kuen Enterprise Co. Ltd.	91,295	119
*	Chung Hwa Pulp Corp.	373,890	117
*	Microelectronics Technology Inc.	188,212	117
	FSP Technology Inc.	114,254	115
*	Young Fast Optoelectronics Co. Ltd.	119,000	110
	Hsin Kuang Steel Co. Ltd.	177,569	109
*	Mosel Vitelic Inc.	358,861	107
	Champion Building Materials Co. Ltd.	292,000	105
*	Global Brands Manufacture Ltd.	295,045	105
*	KYE Systems Corp.	234,000	104
*	J Touch Corp.	128,999	103
	Taiyen Biotech Co. Ltd.	107,877	98
*	Tyntek Corp.	290,003	96
	Newmax Technology Co. Ltd.	61,479	95
	LES Enphants Co. Ltd.	145,059	94
	Sunrex Technology Corp.	184,000	89
*	Entire Technology Co. Ltd.	85,000	86
	Advanced International Multitech Co. Ltd.	90,000	86
	Sheng Yu Steel Co. Ltd.	111,000	85
	Avermedia Technologies	192,290	81
	Silitech Technology Corp.	72,925	78
*	O-TA Precision Industry Co. Ltd.	106,000	70
	Taiwan Navigation Co. Ltd.	80,178	59
	Chinese Gamer International Corp.	32,000	58
*	Bright Led Electronics Corp.	51,000	26
*	Makalot Industrial Co. Ltd. Rights Exp. 08/13/2014	14,783	24
			165,659
Thailand (1.1%)
*	Minor International PCL	1,214,800	1,216
^	Bumrungrad Hospital PCL (Foreign)	295,113	1,106
*	BTS Rail Mass Transit Growth Infrastructure Fund	3,360,376	1,075
*	Robinson Department Store PCL	544,800	995
	CPN Retail Growth Leasehold Property Fund	1,835,827	992
*	Jasmine International PCL	4,215,288	976
	Minor International PCL (Foreign)	801,043	966
^,* Bangkok Land PCL		11,791,400	758

*	LPN Development PCL	1,083,888	736
*	Siam Global House PCL	1,750,316	693
	Home Product Center PCL	2,170,667	690
^,* Thanachart Capital PCL		605,920	665
*	Pruksa Real Estate PCL	639,890	662
*	Hana Microelectronics PCL	561,500	646
*	Thaicom PCL	569,400	625
^	Central Plaza Hotel PCL	521,500	615
^	Bangkok Life Assurance PCL	194,700	562
	Sino-Thai Engineering & Construction PCL	745,457	547
*	Thoresen Thai Agencies PCL	862,684	468
*	Tisco Financial Group PCL	362,950	467
	Kiatnakin Bank PCL	377,200	466
*	Dynasty Ceramic PCL	238,000	451
*	Bangkok Life Assurance PCL	154,134	445
^,* TTW PCL		1,201,300	442
*	Home Product Center PCL	1,252,797	400
*	Hemaraj Land and Development PCL	3,462,400	394
*	Cal-Comp Electronics Thailand PCL	4,143,798	393
*	Bumrungrad Hospital PCL	105,160	393
	Hana Microelectronics PCL (Foreign)	307,510	380
	VGI Global Media PCL	917,000	365
*	MBK PCL	718,000	357
^,* Sri Trang Agro-Industry PCL		740,900	323
	Bangkok Expressway PCL (Foreign)	278,700	322
^	Bangkok Chain Hospital PCL	1,051,125	298
*	Univentures PCL	975,700	274
^	VGI Global Media PCL	685,600	273
	WHA Corp. PCL	246,960	264
*	Bangchak Petroleum PCL	295,100	262
	Samart Corp. PCL	341,500	239
*	Major Cineplex Group PCL	389,300	239
*	Thai Vegetable Oil PCL	342,400	238
	Quality Houses PCL	1,828,934	218
	Thanachart Capital PCL	196,600	216
	Hemaraj Land and Development PCL	1,896,200	216
^,* Italian-Thai Development PCL		1,360,202	216
*	Supalai PCL	285,300	212
*	Amata Corp. PCL	405,300	212
	Tisco Financial Group PCL (Foreign)	155,750	200
	Univentures PCL	707,100	199
^	Precious Shipping PCL	269,200	199
*	Esso Thailand PCL	1,046,600	192
*	TPI Polene PCL	418,700	188
^,* Sansiri PCL (Local)		2,806,100	175
	Supalai PCL	231,500	172
*	Quality Houses PCL	1,331,100	162
*	Thai Reinsurance PCL	1,480,500	161
	Precious Shipping PCL	206,600	153
	Maybank Kim Eng Securities Thailand PCL	197,500	138
	Bumrungrad Hospital PCL	34,400	128
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	124
	Asian Property Development PCL (Foreign)	782,960	116
*	Sahaviriya Steel Industries PCL	9,411,500	115
	Khon Kaen Sugar Industry PCL	236,700	98
	Home Product Center PCL	276,800	88
	Bangkok Expressway PCL	63,300	73

* Samart Corp. PCL	92,200	65
Pruksa Real Estate PCL	55,900	59
* Khon Kaen Sugar Industry PCL	140,000	58
* Saha-Union PCL	40,000	55
* G J Steel PCL	27,117,250	51
* Tata Steel Thailand PCL	1,725,500	46
* Thoresen Thai Agencies PCL	52,700	32
* Bangkokland PCL Warrants Exp. 05/16/2018	1,210,774	26
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	2
		27,043
Turkey (0.4%)
Petkim Petrokimya Holding AS	546,975	870
Turkiye Sinai Kalkinma Bankasi AS	957,578	850
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	659,225	712
* Pegasus Hava Tasimaciligi AS	48,356	566
* Asya Katilim Bankasi AS	939,529	530
Yazicilar Holding AS Class A	50,455	451
Aygaz AS	103,548	443
Turk Traktor ve Ziraat Makineleri AS	12,552	441
* Dogan Sirketler Grubu Holding AS	1,077,907	406
* Migros Ticaret AS	40,780	364
* Sekerbank TAS	399,755	351
Trakya Cam Sanayii AS	261,015	331
Dogus Otomotiv Servis ve Ticaret AS	80,260	313
Konya Cimento Sanayii AS	2,412	301
* Tekfen Holding AS	126,370	293
Is Gayrimenkul Yatirim Ortakligi AS	379,137	249
Cimsa Cimento Sanayi VE Tica	35,581	244
Aksigorta AS	175,747	239
* Zorlu Enerji Elektrik Uretim AS	431,881	236
* Dogan Yayin Holding AS	1,011,735	231
* Koza Anadolu Metal Madencilik Isletmeleri AS	193,359	228
Bizim Toptan Satis Magazalari AS	24,664	217
Aksa Akrilik Kimya Sanayii	56,442	203
Albaraka Turk Katilim Bankasi AS	229,944	186
Gubre Fabrikalari TAS	87,760	180
Anadolu Cam Sanayii AS	210,651	176
Akfen Holding AS	74,550	171
Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	163
Vakif Gayrimenkul Yatirim Ortakligi AS	102,688	141
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	130
* Akenerji Elektrik Uretim AS	223,987	122
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	95,511	111
* Ihlas Holding AS	631,611	109
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	108
Alarko Holding AS	44,146	97
Turcas Petrol AS	74,081	87
* Hurriyet Gazetecilik AS	189,447	58
		10,908
United Arab Emirates (0.0%)
* Drake & Scull International	1,209,303	482
Eshraq Properties Co. PJSC	906,440	337
RAK Properties PJSC	800,000	220
National Central Cooling Co. PJSC	339,412	161
* Islamic Arab Insurance Co.	243,276	53
		1,253

United Kingdom (15.8%)
Pennon Group plc	418,220	5,738
Provident Financial plc	157,498	5,634
Inchcape plc	520,943	5,627
DCC plc	96,062	5,481
Henderson Group plc	1,191,878	4,872
Derwent London plc	103,109	4,643
DS Smith plc	1,051,466	4,637
Rotork plc	98,407	4,580
Hikma Pharmaceuticals plc	150,360	4,556
Capital & Counties Properties plc	830,643	4,485
Amlin plc	568,431	4,367
Spectris plc	134,921	4,340
IG Group Holdings plc	415,560	4,269
* BTG plc	412,582	4,213
Rightmove plc	109,876	4,208
Howden Joinery Group plc	730,785	4,173
Great Portland Estates plc	387,028	4,161
Halma plc	429,254	4,069
* Hiscox Ltd.	357,817	4,068
Spirax-Sarco Engineering plc	84,882	3,889
Man Group plc	1,867,755	3,733
* Dixons Retail plc	4,162,332	3,619
Close Brothers Group plc	167,930	3,589
Bellway plc	138,488	3,515
Berendsen plc	197,989	3,492
Booker Group plc	1,651,009	3,475
* Thomas Cook Group plc	1,688,295	3,473
Greene King plc	249,207	3,465
Essentra plc	264,631	3,429
Hays plc	1,643,397	3,369
Shaftesbury plc	293,455	3,342
Premier Oil plc	610,844	3,310
Catlin Group Ltd.	383,380	3,253
Britvic plc	271,458	3,208
Telecity Group plc	239,104	3,198
TalkTalk Telecom Group plc	601,939	3,192
Balfour Beatty plc	790,046	3,171
Intermediate Capital Group plc	463,954	3,143
Jupiter Fund Management plc	473,912	3,048
* Firstgroup plc	1,386,485	2,948
BBA Aviation plc	549,147	2,946
UBM plc	281,043	2,929
Stagecoach Group plc	483,312	2,890
Phoenix Group Holdings	243,514	2,873
Carillion plc	499,689	2,810
* Ocado Group plc	491,482	2,780
* Genel Energy plc	163,358	2,749
QinetiQ Group plc	775,240	2,702
Home Retail Group plc	958,960	2,679
International Personal Finance plc	287,215	2,669
WS Atkins plc	117,194	2,628
Bodycote plc	220,431	2,576
AVEVA Group plc	75,647	2,552
WH Smith plc	132,660	2,525
Michael Page International plc	350,041	2,515
Vesuvius plc	316,760	2,479

Victrex plc	91,739	2,474
Ultra Electronics Holdings plc	82,679	2,465
Jardine Lloyd Thompson Group plc	142,187	2,462
Beazley plc	597,773	2,455
Hunting plc	165,821	2,427
Carphone Warehouse Group plc	430,257	2,425
Elementis plc	527,611	2,397
Restaurant Group plc	227,885	2,361
Grafton Group plc	242,525	2,350
Ladbrokes plc	1,046,307	2,321
* Afren plc	1,241,386	2,301
Cable & Wireless Communications plc	2,903,747	2,297
Micro Focus International plc	160,254	2,293
Playtech plc	216,377	2,237
Lancashire Holdings Ltd.	215,544	2,227
Mitie Group plc	431,935	2,218
* Ophir Energy plc	602,027	2,183
Greencore Group plc	483,450	2,155
National Express Group plc	486,373	2,143
Senior plc	479,005	2,119
Regus plc	720,506	2,107
Bovis Homes Group plc	161,275	2,072
Electrocomponents plc	516,340	2,066
Paragon Group of Cos. plc	353,235	2,051
Galliford Try plc	94,092	2,016
* Cairn Energy plc	673,711	1,999
* EnQuest plc	860,936	1,964
Pace plc	363,283	1,953
Betfair Group plc	110,784	1,949
RPC Group plc	196,954	1,941
Go-Ahead Group plc	51,332	1,904
Rathbone Brothers plc	55,502	1,898
Halfords Group plc	232,530	1,876
SIG plc	657,650	1,852
Soco International plc	251,669	1,822
Kier Group plc	61,852	1,822
Morgan Advanced Materials plc	337,057	1,779
Marston's plc	727,559	1,761
Millennium & Copthorne Hotels plc	175,575	1,733
Kentz Corp. Ltd.	110,654	1,733
UDG Healthcare plc	288,918	1,732
Grainger plc	476,106	1,724
CSR plc	192,089	1,709
* Mitchells & Butlers plc	269,905	1,699
HomeServe plc	330,891	1,672
* SVG Capital plc	237,037	1,670
Interserve plc	154,766	1,660
Debenhams plc	1,475,370	1,640
* Kazakhmys plc	298,496	1,629
Londonmetric Property plc	678,244	1,612
* Petra Diamonds Ltd.	479,038	1,612
Fidessa Group plc	44,824	1,578
Brewin Dolphin Holdings plc	308,579	1,557
Domino's Pizza Group plc	168,831	1,556
Countrywide plc	177,656	1,555
Moneysupermarket.com Group plc	494,655	1,548
UNITE Group plc	225,904	1,546

Laird plc	313,843	1,525
Telecom Plus plc	63,386	1,488
Synergy Health plc	64,755	1,486
Dunelm Group plc	105,853	1,485
Crest Nicholson Holdings plc	248,604	1,471
Diploma plc	134,500	1,452
Dignity plc	61,909	1,442
* Centamin plc	1,180,346	1,436
De La Rue plc	114,673	1,410
Alent plc	249,571	1,409
Savills plc	140,276	1,406
Hansteen Holdings plc	782,553	1,394
Domino Printing Sciences plc	131,707	1,366
Fenner plc	234,333	1,347
Premier Farnell plc	441,515	1,342
* Enterprise Inns plc	631,981	1,332
Workspace Group plc	128,144	1,325
Spirent Communications plc	754,910	1,308
Big Yellow Group plc	152,899	1,292
N Brown Group plc	177,025	1,286
Renishaw plc	41,217	1,285
J D Wetherspoon plc	101,369	1,270
F&C Commercial Property Trust Ltd.	611,837	1,260
Entertainment One Ltd.	218,343	1,257
Oxford Instruments plc	59,171	1,255
Genus plc	70,857	1,251
Northgate plc	150,573	1,251
Cineworld Group plc	225,388	1,225
Cranswick plc	56,993	1,214
Bank of Georgia Holdings plc	29,298	1,201
Dechra Pharmaceuticals plc	102,469	1,197
esure Group plc	273,230	1,190
ST Modwen Properties plc	189,698	1,187
Bwin.Party Digital Entertainment plc	810,207	1,169
Keller Group plc	78,078	1,142
Synthomer plc	318,233	1,140
Dairy Crest Group plc	155,200	1,098
Tullett Prebon plc	256,977	1,071
RPS Group plc	247,681	1,069
Greggs plc	120,557	1,062
Kcom Group plc	628,637	1,062
^ APR Energy plc	109,846	1,060
Redrow plc	253,893	1,048
* Aquarius Platinum Ltd.	2,512,647	1,021
ITE Group plc	292,025	986
Foxtons Group plc	215,937	976
Evraz plc	596,595	962
Spirit Pub Co. plc	741,422	914
* Colt Group SA	369,130	903
Computacenter plc	85,847	879
Ted Baker plc	30,035	863
Shanks Group plc	461,711	839
Xaar plc	86,784	805
* Kenmare Resources plc	3,266,187	795
Xchanging plc	262,748	781
Darty plc	578,943	777
Chemring Group plc	226,787	776

	African Barrick Gold plc			175,472	775
	Devro plc			179,583	773
^	Stobart Group Ltd.			359,968	764
*	Imagination Technologies Group plc			236,702	706
	Al Noor Hospitals Group plc			39,875	685
*	Lamprell plc			251,009	642
	Cape plc			133,111	637
*	SuperGroup plc			36,544	628
	Redefine International PLC			703,121	609
	Helical Bar plc			101,544	586
	UK Commercial Property Trust Ltd.			417,331	576
*	Hochschild Mining plc			201,268	553
	Speedy Hire plc			621,392	552
	Chesnara plc			105,011	550
*	Premier Foods plc			750,151	531
	Morgan Sindall Group plc			38,488	520
	Picton Property Income Ltd.			468,562	488
	Connect Group plc			185,253	482
*	Just Retirement Group plc			202,358	473
	Development Securities plc			126,887	448
	Mucklow A & J Group plc			57,889	431
*	Salamander Energy plc			221,232	420
	Schroder REIT Ltd.			474,353	416
	Daejan Holdings plc			4,961	399
*	SDL plc			74,070	398
*	Gem Diamonds Ltd.			119,807	393
	NMC Health plc			44,849	355
	Ferrexpo plc			149,757	338
^,* Mothercare plc				73,896	300
	Partnership Assurance Group plc			140,378	297
	888 Holdings plc			126,060	252
	Anglo Pacific Group plc			74,828	238
	Asia Resource Minerals plc			84,592	101
*	New World Resources plc			79,601	11
*	Connaught plc			50,771	—
					398,161
Total Common Stocks (Cost $2,193,352)					2,507,552
		Coupon
Temporary Cash Investments (7.9%)[1]
Money Market Fund (7.8%)
[3,4] Vanguard Market Liquidity Fund		0.118%		195,714,000	195,714

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Freddie Mac Discount Notes	0.065%	9/10/14	500	500
[5,6] Freddie Mac Discount Notes		0.077%	10/20/14	2,000	2,000
					2,500
Total Temporary Cash Investments (Cost $198,214)					198,214
Total Investments (107.2%) (Cost $2,391,566)					2,705,766
Other Assets and Liabilities-Net (-7.2%)[4]					(181,556)
Net Assets (100%)					2,524,210

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $168,270,000.
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 7.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $2,300,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $183,029,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

FTSE All-World ex-US Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	414,630	1,287	90
Common Stocks—Other	—	2,084,060	7,485
Temporary Cash Investments	195,714	2,500	—
Futures Contracts—Liabilities[1]	(405)	—	—
Total	609,939	2,087,847	7,575
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $41,472,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	150	16,751	(587)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2014, the cost of investment securities for tax purposes was $2,407,561,000. Net unrealized appreciation of investment securities for tax purposes was $298,205,000, consisting of

FTSE All-World ex-US Small-Cap Index Fund

unrealized gains of $481,348,000 on securities that had risen in value since their purchase and $183,143,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments

As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (10.7%)
* Scentre Group	15,471,392	48,884
* Westfield Corp.	5,762,790	39,768
Stockland	6,950,887	26,037
Goodman Group	4,635,871	22,727
Lend Lease Group	1,598,768	19,951
GPT Group	5,109,391	19,237
Mirvac Group	11,009,275	18,417
Dexus Property Group	16,378,586	17,995
CFS Retail Property Trust Group	7,401,812	14,835
Federation Centres	4,210,010	10,009
Investa Office Fund	1,820,953	5,994
Australand Property Group	1,355,286	5,627
Cromwell Property Group	3,758,488	3,545
BWP Trust	1,441,313	3,413
Charter Hall Retail REIT	910,599	3,373
Charter Hall Group	805,317	3,222
Shopping Centres Australasia Property Group	1,881,018	3,091
Abacus Property Group	883,479	2,114
Aveo Group	1,049,875	2,089
ALE Property Group	513,875	1,433
GDI Property Group	1,487,642	1,293
National Storage REIT	914,081	1,208
* Peet Ltd.	890,701	1,117
Finbar Group Ltd.	685,975	1,076
Astro Japan Property Group	240,595	936
^ Sunland Group Ltd.	578,453	885
Australian Industrial REIT	465,351	870
^ Cedar Woods Properties Ltd.	123,355	863
Growthpoint Properties Australia Ltd.	360,070	831
^ Industria REIT	411,266	756
Aspen Group	588,874	668
360 Capital Office Fund	347,394	646
Ingenia Communities Group	1,409,944	640
		283,550
Austria (0.9%)
IMMOFINANZ AG	3,192,255	10,067
CA Immobilien Anlagen AG	236,739	4,729
Atrium European Real Estate Ltd.	532,304	2,971
* BUWOG AG	150,729	2,902
Conwert Immobilien Invest SE	192,854	2,365
S IMMO AG	156,314	1,245
		24,279
Belgium (0.6%)
Cofinimmo	48,251	5,982
Befimmo SA	54,879	4,297
Warehouses De Pauw SCA	34,910	2,638
Aedifica SA	28,160	1,893
		14,810

Brazil (1.0%)
	BR Malls Participacoes SA	1,394,600	12,048
	Multiplan Empreendimentos Imobiliarios SA	242,750	5,767
	BR Properties SA	612,653	3,789
	Iguatemi Empresa de Shopping Centers SA	176,486	1,886
	Aliansce Shopping Centers SA	197,829	1,639
	Sao Carlos Empreendimentos e Participacoes SA	75,250	1,211
	JHSF Participacoes SA	344,227	563
	Sonae Sierra Brasil SA	58,883	468
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,700	447
			27,818
Canada (3.1%)
	RioCan REIT	452,205	11,231
^	H&R REIT	402,666	8,542
	First Capital Realty Inc.	290,671	5,030
^	Calloway REIT	199,956	4,814
	Boardwalk REIT	78,124	4,650
^	Canadian REIT	102,517	4,303
	Dream Office REIT	152,642	4,063
^	Canadian Apartment Properties REIT	164,762	3,476
^	Allied Properties REIT	101,568	3,257
	Cominar REIT	186,357	3,217
^	Artis REIT	192,134	2,740
	Granite REIT	70,445	2,617
	Chartwell Retirement Residences	253,468	2,511
	Morguard Corp.	17,602	2,300
*	Dream Unlimited Corp. Class A	153,844	1,920
^	Killam Properties Inc.	155,414	1,475
	Morguard REIT	88,917	1,462
	Crombie REIT	115,709	1,404
	Dream Global REIT	163,137	1,356
^	Choice Properties REIT	130,350	1,303
^	Northern Property REIT	48,113	1,291
^	CT REIT	113,948	1,170
	Brookfield Canada Office Properties	46,342	1,158
^	Pure Industrial Real Estate Trust	255,200	1,074
	Melcor Developments Ltd.	39,560	903
	InnVest REIT	160,838	823
*,^ Mainstreet Equity Corp.		19,453	724
	Dream Industrial REIT	81,800	719
	Milestone Apartments REIT	59,800	595
^	NorthWest Healthcare Properties REIT	56,737	515
	Plaza Retail REIT	136,150	494
	HealthLease Properties REIT	48,400	477
	InterRent REIT	84,796	449
	Morguard North American Residential REIT	41,600	388
^	Retrocom REIT	91,405	361
			82,812
Chile (0.1%)
	Parque Arauco SA	1,832,238	3,425

China (6.9%)
	China Overseas Land & Investment Ltd.	11,567,550	35,175
	China Resources Land Ltd.	5,625,127	13,109
	Country Garden Holdings Co. Ltd.	20,587,908	10,474
*	China Vanke Co. Ltd.	3,964,054	8,777

	Shimao Property Holdings Ltd.	3,738,164	8,595
^	Evergrande Real Estate Group Ltd.	16,266,921	7,051
	Sino-Ocean Land Holdings Ltd.	11,859,391	6,926
	New World China Land Ltd.	8,839,102	5,282
	Longfor Properties Co. Ltd.	3,549,117	5,102
	Guangzhou R&F Properties Co. Ltd.	3,043,009	4,461
	Sunac China Holdings Ltd.	5,184,378	4,245
	SOHO China Ltd.	5,010,545	4,212
	China South City Holdings Ltd.	7,971,111	4,005
	Yuexiu Property Co. Ltd.	15,342,241	3,438
	Agile Property Holdings Ltd.	3,918,586	3,329
	Shui On Land Ltd.	10,950,038	2,936
*	Hopson Development Holdings Ltd.	2,518,710	2,813
	Poly Property Group Co. Ltd.	5,727,648	2,779
	KWG Property Holding Ltd.	3,799,158	2,774
	Yuexiu REIT	5,465,516	2,688
	Franshion Properties China Ltd.	7,938,054	2,341
	Shenzhen Investment Ltd.	6,606,077	2,283
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,354,034	2,133
*,^ Goldin Properties Holdings Ltd.		3,901,840	2,084
^	Kaisa Group Holdings Ltd.	5,414,671	1,978
^	China Overseas Grand Oceans Group Ltd.	2,372,386	1,918
	Greentown China Holdings Ltd.	1,299,237	1,670
^	Tian An China Investment Co. Ltd.	2,235,761	1,670
*	Renhe Commercial Holdings Co. Ltd.	31,128,323	1,558
	Yuzhou Properties Co. Ltd.	6,291,000	1,441
	CIFI Holdings Group Co. Ltd.	6,158,000	1,226
	Greenland Hong Kong Holdings Ltd.	2,458,000	1,216
	China Merchants Property Development Co. Ltd. Class B	654,394	1,143
	Beijing Capital Land Ltd.	3,071,034	1,136
	Hydoo International Holding Ltd.	5,162,000	1,103
*,^ Mingfa Group International Co. Ltd.		4,728,363	1,102
*	Glorious Property Holdings Ltd.	7,383,036	1,091
*,^ Beijing Properties Holdings Ltd.		9,338,000	934
*	Shanghai Industrial Urban Development Group Ltd.	4,460,799	916
^	Wanda Commercial Properties Group Co. Ltd.	2,853,741	916
	Jiangsu Future Land Co. Ltd. Class B	1,657,610	840
^	Fantasia Holdings Group Co. Ltd.	6,809,943	829
*,2 Sunshine 100 China Holdings Ltd.		1,727,000	824
^	China SCE Property Holdings Ltd.	3,927,766	799
^	China Aoyuan Property Group Ltd.	4,251,000	790
	Spring REIT	1,788,000	782
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	696,234	723
	Xinyuan Real Estate Co. Ltd. ADR	182,110	707
^	Logan Property Holdings Co. Ltd.	2,190,000	682
	Hutchison Harbour Ring Ltd.	8,944,000	679
	C C Land Holdings Ltd.	2,925,000	639
*,^ Zall Development Group Ltd.		1,781,858	633
^	Zhong An Real Estate Ltd.	3,166,000	539
	Road King Infrastructure Ltd.	571,000	533
2	Redco Properties Group Ltd.	1,050,000	470
	Lai Fung Holdings Ltd.	19,262,000	450
*	Sinolink Worldwide Holdings Ltd.	4,972,643	446
*	Powerlong Real Estate Holdings Ltd.	2,797,139	424
^	Times Property Holdings Ltd.	1,053,000	420
*,^ China New Town Development Co. Ltd.		7,051,000	407
	Jingrui Holdings Ltd.	791,000	396

^ Future Land Development Holdings Ltd.	3,936,000	375
Minmetals Land Ltd.	2,589,000	356
Silver Grant International Industries Ltd.	2,312,216	307
Gemdale Properties & Investment Corp. Ltd.	3,426,000	260
* Guangdong Land Holdings Ltd.	950,000	209
SRE Group Ltd.	6,368,712	199
		182,748
Denmark (0.0%)
Jeudan A/S	5,367	575

Egypt (0.1%)
Talaat Moustafa Group	1,623,228	2,135
* Six of October Development & Investment	116,698	628
* Palm Hills Developments SAE	584,205	341
		3,104
Finland (0.3%)
Sponda Oyj	725,515	3,728
Citycon Oyj	907,676	3,333
Technopolis Oyj	320,391	1,771
		8,832
France (5.2%)
Unibail-Rodamco SE	294,396	79,027
Klepierre	295,940	14,000
Fonciere Des Regions	133,521	13,396
Gecina SA	77,060	11,005
ICADE	105,190	10,158
Mercialys SA	161,933	3,841
Nexity SA	85,527	3,242
Altarea	11,176	2,048
Societe de la Tour Eiffel	16,516	1,282
ANF Immobilier	30,358	996
		138,995
Germany (2.3%)
Deutsche Wohnen AG	845,571	18,296
LEG Immobilien AG	160,363	11,229
* GAGFAH SA	470,785	8,252
Deutsche Euroshop AG	137,206	6,476
Deutsche Annington Immobilien SE	189,127	5,804
TAG Immobilien AG	395,809	4,824
alstria office REIT-AG	219,581	2,903
Hamborner REIT AG	120,637	1,269
DIC Asset AG	129,861	1,228
* Patrizia Immobilien AG	96,329	1,074
* DO Deutsche Office AG	173,198	780
		62,135
Greece (0.0%)
Eurobank Properties Real Estate Investment Co.	74,058	939

Hong Kong (13.3%)
Cheung Kong Holdings Ltd.	3,980,375	76,899
Sun Hung Kai Properties Ltd.	4,681,441	71,061
Link REIT	6,966,589	39,525
Henderson Land Development Co. Ltd.	3,848,943	24,414
Hongkong Land Holdings Ltd.	3,522,212	24,075
Hang Lung Properties Ltd.	6,895,691	21,296

Sino Land Co. Ltd.	10,338,605	17,787
Hang Lung Group Ltd.	2,573,413	13,801
Wheelock & Co. Ltd.	2,444,652	12,326
Swire Properties Ltd.	3,113,400	10,150
Hysan Development Co. Ltd.	2,094,422	10,026
Kerry Properties Ltd.	2,212,654	8,076
Chinese Estates Holdings Ltd.	1,439,452	4,102
Champion REIT	8,025,969	3,729
Great Eagle Holdings Ltd.	947,697	3,422
K Wah International Holdings Ltd.	3,310,338	2,409
Prosperity REIT	3,628,649	1,227
Sunlight REIT	2,813,400	1,203
Kowloon Development Co. Ltd.	985,414	1,195
Far East Consortium International Ltd.	2,856,000	1,087
TAI Cheung Holdings Ltd.	1,235,131	1,017
Emperor International Holdings Ltd.	2,937,832	752
HKR International Ltd.	1,574,082	743
* Lai Sun Development Co. Ltd.	26,112,302	656
Regal REIT	2,290,815	629
CSI Properties Ltd.	12,268,348	520
Soundwill Holdings Ltd.	212,000	382
* China New City Commercial Development Ltd.	1,076,000	278
		352,787
India (0.4%)
* DLF Ltd.	1,287,642	4,164
* Unitech Ltd.	3,960,652	1,649
* Housing Development & Infrastructure Ltd.	844,519	1,281
Prestige Estates Projects Ltd.	254,508	1,046
* Oberoi Realty Ltd.	211,160	904
* Phoenix Mills Ltd.	147,180	856
Indiabulls Real Estate Ltd.	607,769	782
Godrej Properties Ltd.	135,196	509
		11,191
Indonesia (1.0%)
Lippo Karawaci Tbk PT	54,796,700	5,176
Bumi Serpong Damai PT	26,736,327	3,613
Summarecon Agung Tbk PT	28,715,500	3,295
Ciputra Development Tbk PT	30,984,900	3,050
Pakuwon Jati Tbk PT	62,668,624	2,244
Alam Sutera Realty Tbk PT	31,681,997	1,402
Modernland Realty Tbk PT	32,624,200	1,238
* Lippo Cikarang Tbk PT	1,446,000	992
Kawasan Industri Jababeka Tbk PT	44,142,512	983
Ciputra Property Tbk PT	12,165,896	787
Intiland Development Tbk PT	17,561,951	719
* Sentul City Tbk PT	58,504,900	589
Bekasi Fajar Industrial Estate Tbk PT	9,369,482	471
Ciputra Surya Tbk PT	1,832,131	380
Agung Podomoro Land Tbk PT	13,040,500	371
Metropolitan Land Tbk PT	8,008,215	278
* Bakrieland Development Tbk PT	58,597,400	253
		25,841
Ireland (0.2%)
* Green REIT plc	1,995,432	3,362
* Hibernia REIT plc	1,180,713	1,667
		5,029

Israel (0.6%)
	Gazit-Globe Ltd.	263,072	3,516
	Azrieli Group	68,971	2,244
	Alony Hetz Properties & Investments Ltd.	213,420	1,560
	Reit 1 Ltd.	458,641	1,228
	Norstar Holdings Inc.	42,655	1,148
	Melisron Ltd.	43,159	1,146
	Amot Investments Ltd.	346,717	1,145
*	Nitsba Holdings 1995 Ltd.	68,984	1,037
*	Jerusalem Oil Exploration	20,940	942
*	Airport City Ltd.	69,855	694
*	Africa Israel Investments Ltd.	310,309	551
	Jerusalem Economy Ltd.	46,740	415
*	Africa Israel Investments Ltd Warrants Exp. 03/31/2015	20,019	2
			15,628
Italy (0.1%)
^	Beni Stabili SPA	2,358,888	1,915
*,^ Prelios SPA		1,006,465	603
	Immobiliare Grande Distribuzione	390,982	570
			3,088
Japan (23.7%)
	Mitsubishi Estate Co. Ltd.	4,191,445	102,494
	Mitsui Fudosan Co. Ltd.	2,959,057	97,719
	Sumitomo Realty & Development Co. Ltd.	1,435,367	59,264
	Daiwa House Industry Co. Ltd.	1,990,674	40,409
	Daito Trust Construction Co. Ltd.	243,000	29,288
	Nippon Building Fund Inc.	4,257	23,900
	Japan Real Estate Investment Corp.	3,774	21,213
	Japan Retail Fund Investment Corp.	6,611	14,568
	Hulic Co. Ltd.	1,150,032	13,545
	United Urban Investment Corp.	7,536	12,102
	Tokyu Fudosan Holdings Corp.	1,564,756	11,868
	Tokyo Tatemono Co. Ltd.	1,305,166	11,147
	Nippon Prologis REIT Inc.	4,712	10,960
^	Advance Residence Investment Corp.	3,847	9,160
	Japan Prime Realty Investment Corp.	2,303	7,968
	Aeon Mall Co. Ltd.	337,283	7,904
	Frontier Real Estate Investment Corp.	1,390	7,644
	Orix JREIT Inc.	5,511	7,580
	Nomura Real Estate Holdings Inc.	373,329	6,936
	GLP J-Reit	6,221	6,934
	Activia Properties Inc.	704	6,263
	Nomura Real Estate Master Fund Inc.	5,019	6,069
^	Japan Logistics Fund Inc.	2,473	5,659
	Nomura Real Estate Office Fund Inc.	1,117	5,282
	Kenedix Office Investment Corp.	971	5,273
^	Daiwa House Residential Investment Corp.	1,120	5,252
^	Mori Hills REIT Investment Corp.	3,542	5,182
^	Mori Trust Sogo Reit Inc.	2,901	4,957
	Nippon Accommodations Fund Inc.	1,294	4,933
	Japan Excellent Inc.	3,646	4,873
^	Industrial & Infrastructure Fund Investment Corp.	500	4,380
^	Japan Hotel REIT Investment Corp.	7,816	4,316
^	Daiwa Office Investment Corp.	824	4,144
^	Tokyu REIT Inc.	2,796	3,794
^	Daiwa House REIT Investment Corp.	857	3,788

	AEON REIT Investment Corp.	2,869	3,758
	NTT Urban Development Corp.	330,600	3,602
*	Leopalace21 Corp.	752,450	3,350
	Fukuoka REIT Corp.	1,795	3,254
*,^ Hulic Reit Inc.		1,843	3,163
	Premier Investment Corp.	628	2,545
	Sekisui House SI Residential Investment Corp.	2,393	2,448
^	Nomura Real Estate Residential Fund Inc.	450	2,390
^	Ichigo Real Estate Investment Corp.	3,121	2,152
	Top REIT Inc.	456	2,005
	Comforia Residential REIT Inc.	1,061	1,938
	Heiwa Real Estate REIT Inc.	2,275	1,893
	TOC Co. Ltd.	266,229	1,877
	Daibiru Corp.	169,657	1,872
	Daikyo Inc.	887,520	1,867
^	Hankyu Reit Inc.	328	1,793
	Global One Real Estate Investment Corp.	594	1,767
	Japan Rental Housing Investments Inc.	2,353	1,728
	Heiwa Real Estate Co. Ltd.	108,832	1,716
^	Kenedix Residential Investment Corp.	712	1,659
^	Jowa Holdings Co. Ltd.	29,400	1,153
	MID Reit Inc.	487	1,135
	Takara Leben Co. Ltd.	310,752	1,051
	Goldcrest Co. Ltd.	52,142	1,040
^	NIPPON REIT Investment Corp.	401	1,023
	Starts Proceed Investment Corp.	448	776
	SIA Reit Inc.	151	662
	Tokyo Theatres Co. Inc.	350,017	497
			630,882
Malaysia (1.1%)
*	IOI Properties Group Bhd.	4,405,300	3,464
	KLCCP Stapled Group	1,384,800	2,781
	UEM Sunrise Bhd.	4,174,365	2,744
	IGB Corp. Bhd.	2,536,287	2,254
	Sunway Bhd.	2,201,385	2,206
	SP Setia Bhd Group	1,916,700	2,103
	IGB REIT	4,977,200	2,009
	Sunway REIT	4,007,234	1,790
	Eastern & Oriental Bhd.	1,901,500	1,732
	Mah Sing Group Bhd.	1,703,780	1,271
	IJM Land Bhd.	1,139,441	1,200
	CapitaMalls Malaysia Trust	2,233,200	1,047
	Pavilion REIT	2,254,600	979
	Axis REIT	922,900	973
	UOA Development Bhd.	1,029,900	664
	Tropicana Corp. Bhd.	1,228,900	550
	Al-'Aqar Healthcare REIT	1,115,100	505
	TA Global Bhd.	3,621,100	476
*	KSL Holdings Bhd.	481,700	452
	Glomac Bhd.	824,600	309
*	YTL Land & Development Bhd.	670,600	208
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	114,160	20
			29,737
Mexico (1.4%)
	Fibra Uno Administracion SA de CV	7,146,912	25,117
	Mexico Real Estate Management SA de CV	1,815,489	3,664

TF Administradora Industrial S de RL de CV	1,168,627	2,625
Corp Inmobiliaria Vesta SAB de CV	959,297	2,081
Concentradora Fibra Hotelera Mexicana SA de CV	1,085,512	1,902
Concentradora Fibra Danhos SA de CV	596,406	1,629
Asesor de Activos Prisma SAPI de CV	615,200	842
		37,860
Morocco (0.1%)
Douja Promotion Groupe Addoha SA	204,967	1,394
Alliances Developpement Immobilier SA	7,717	390
Cie Generale Immobiliere	2,882	259
		2,043
Netherlands (1.2%)
Corio NV	305,135	16,211
Wereldhave NV	65,643	5,843
Eurocommercial Properties NV	112,678	5,630
Vastned Retail NV	56,334	2,871
Nieuwe Steen Investments NV	346,250	2,030
		32,585
New Zealand (0.5%)
Kiwi Income Property Trust	2,919,706	2,912
Goodman Property Trust	3,103,157	2,845
Precinct Properties New Zealand Ltd.	2,532,225	2,387
Argosy Property Ltd.	2,287,471	1,953
^ Property for Industry Ltd.	1,240,315	1,430
DNZ Property Fund Ltd.	905,748	1,285
Vital Healthcare Property Trust	844,566	990
		13,802
Norway (0.2%)
* Norwegian Property ASA	1,455,663	2,126
Olav Thon Eiendomsselskap ASA	90,680	1,630
^ Selvaag Bolig ASA	112,070	380
		4,136
Philippines (1.1%)
Ayala Land Inc.	17,105,800	12,172
SM Prime Holdings Inc.	21,804,481	7,639
Megaworld Corp.	38,265,000	3,708
Robinsons Land Corp.	4,810,350	2,494
Belle Corp.	12,352,000	1,403
Vista Land & Lifescapes Inc.	9,997,800	1,346
Filinvest Land Inc.	31,043,000	1,034
* DoubleDragon Properties Corp.	2,034,600	339
Century Properties Group Inc.	7,305,549	220
		30,355
Poland (0.1%)
*,^ Globe Trade Centre SA	815,486	1,818
* Echo Investment SA	696,544	1,399
		3,217
Russia (0.1%)
LSR Group GDR	519,262	1,760
Etalon Group Ltd. GDR	355,599	1,478
		3,238
Singapore (7.1%)
CapitaLand Ltd.	7,522,304	20,729
Global Logistic Properties Ltd.	9,120,131	20,303

	CapitaMall Trust	7,667,034	12,080
	City Developments Ltd.	1,389,090	11,732
	Ascendas REIT	6,114,221	11,408
	Suntec REIT	7,373,127	10,565
	UOL Group Ltd.	1,912,878	10,135
	CapitaCommercial Trust	6,720,082	8,962
	Keppel Land Ltd.	2,094,619	6,092
	Mapletree Commercial Trust	3,943,705	4,418
	Mapletree Logistics Trust	4,410,129	4,147
	Mapletree Industrial Trust	3,572,934	4,016
	Mapletree Greater China Commercial Trust	5,340,728	3,927
	Fortune REIT	3,824,861	3,622
	CDL Hospitality Trusts	2,020,402	2,824
	Starhill Global REIT	4,094,968	2,704
	CapitaRetail China Trust	1,821,586	2,487
	Ascott Residence Trust	2,497,355	2,463
^	Frasers Centrepoint Trust	1,565,341	2,427
	Wing Tai Holdings Ltd.	1,503,410	2,373
*	Bukit Sembawang Estates Ltd.	457,650	2,306
	Keppel REIT Management Ltd.	2,166,015	2,203
^	United Industrial Corp. Ltd.	801,188	2,182
^	Cache Logistics Trust	2,136,405	2,060
	Parkway Life REIT	1,068,255	2,046
	AIMS AMP Capital Industrial REIT	1,594,476	1,910
	Cambridge Industrial Trust	3,315,409	1,895
	Lippo Malls Indonesia Retail Trust	5,455,706	1,815
	GuocoLand Ltd.	1,051,477	1,785
^	Far East Hospitality Trust	2,490,464	1,741
^	Yanlord Land Group Ltd.	1,710,204	1,651
^	Frasers Commercial Trust	1,464,867	1,647
	First REIT	1,640,754	1,604
	Sabana Shari'ah Compliant Industrial REIT	1,889,912	1,560
	Ascendas India Trust	2,190,666	1,478
	Sinarmas Land Ltd.	2,660,000	1,409
^	Frasers Centrepoint Ltd.	994,000	1,380
	Wheelock Properties Singapore Ltd.	867,969	1,316
	Ascendas Hospitality Trust	2,073,000	1,269
	Ho Bee Land Ltd.	651,903	1,172
	Soilbuild Business Space REIT	1,635,000	1,061
*	Forterra Trust	728,000	994
	Croesus Retail Trust	1,138,000	924
*	OUE Commercial REIT	1,314,000	874
	Perennial China Retail Trust	1,977,576	864
	Far East Orchard Ltd.	558,035	850
	Oxley Holdings Ltd.	1,280,000	678
*,^ Ying Li International Real Estate Ltd.		2,392,000	494
	Saizen REIT	612,400	469
	Fragrance Group Ltd.	2,436,550	469
			189,520
South Africa (1.9%)
	Growthpoint Properties Ltd.	4,773,614	11,048
	Redefine Properties Ltd.	9,079,584	8,141
*	Capital Property Fund	4,734,934	5,100
	Resilient Property Income Fund Ltd.	841,653	5,022
	Hyprop Investments Ltd.	477,466	3,691
*	Attacq Ltd.	1,985,684	3,411
*	Acucap Properties Ltd.	660,769	2,776

Fountainhead Property Trust	3,472,613	2,591
Emira Property Fund	1,329,448	1,800
SA Corporate Real Estate Fund Nominees Pty Ltd.	4,109,616	1,610
Vukile Property Fund Ltd.	986,182	1,522
Rebosis Property Fund Ltd.	818,558	832
Delta Property Fund Ltd.	1,009,657	754
Hospitality Property Fund Ltd. Class A	373,002	599
Premium Properties Ltd.	335,835	591
Octodec Investments Ltd.	261,974	551
		50,039
Spain (0.1%)
* Inmobiliaria Colonial SA	3,502,056	2,673

Sweden (1.6%)
Castellum AB	520,593	8,735
Fabege AB	424,289	5,804
Wallenstam AB	323,075	5,351
Hufvudstaden AB Class A	350,282	4,801
Wihlborgs Fastigheter AB	210,293	3,913
* Hemfosa Fastigheter AB	196,442	3,137
Kungsleden AB	409,464	2,873
* Fastighets AB Balder	197,095	2,502
Klovern AB	313,541	1,560
Atrium Ljungberg AB	95,593	1,508
Dios Fastigheter AB	133,599	1,097
* D Carnegie & Co. AB	31,389	216
		41,497
Switzerland (1.4%)
Swiss Prime Site AG	183,193	14,537
PSP Swiss Property AG	116,659	10,314
Mobimo Holding AG	18,499	3,756
Allreal Holding AG	25,387	3,476
Solvalor 61	11,735	2,788
^ Intershop Holdings AG	3,767	1,461
Zug Estates Holding AG Class B	737	950
* Hiag Immobilien AG	8,330	731
		38,013
Taiwan (1.0%)
Ruentex Development Co. Ltd.	2,335,830	4,185
* Highwealth Construction Corp.	1,359,800	3,126
Cathay No 1 REIT	3,378,310	2,063
Huaku Development Co. Ltd.	691,554	1,642
Cathay Real Estate Development Co. Ltd.	2,779,000	1,574
Prince Housing & Development Corp.	3,412,290	1,525
Chong Hong Construction Co.	519,000	1,416
Radium Life Tech Co. Ltd.	1,886,494	1,356
Farglory Land Development Co. Ltd.	960,631	1,347
Kingdom Construction Co.	1,067,000	1,030
Hung Sheng Construction Ltd.	1,480,000	996
Shin Kong No.1 REIT	2,198,000	986
Gallop No 1 REIT	1,241,000	777
KEE TAI Properties Co. Ltd.	1,169,869	738
* Shining Building Business Co. Ltd.	812,638	735
Kuoyang Construction Co. Ltd.	1,400,665	678
* Taiwan Land Development Corp.	1,474,906	588
Huang Hsiang Construction Co.	357,000	466

Advancetek Enterprise Co. Ltd.	444,000	459
* Hung Poo Real Estate Development Corp.	550,194	457
YeaShin International Development Co. Ltd.	444,761	284
* King's Town Construction Co. Ltd.	342,352	274
		26,702
Thailand (1.2%)
* Central Pattana PCL	4,064,100	5,987
CPN Retail Growth Leasehold Property Fund	4,872,010	2,634
* Land and Houses PCL	8,820,400	2,571
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	5,130,308	2,199
* Pruksa Real Estate PCL	1,994,900	2,063
* Bangkok Land PCL	29,870,800	1,921
* Hemaraj Land and Development PCL	13,970,078	1,589
* Supalai PCL	1,827,305	1,356
* Quality Houses PCL	11,137,800	1,353
* WHA Corp. PCL	1,202,443	1,288
* LPN Development PCL	1,756,300	1,193
* MBK PCL	1,960,120	975
* Amata Corp. PCL	1,578,400	824
TICON Property Fund	2,131,400	757
* SC Asset Corp. PCL	5,134,600	604
TICON Industrial Connection PCL	1,018,480	551
Univentures PCL	1,577,100	444
* Siam Future Development PCL	2,187,306	403
* Sansiri PCL (Local)	5,418,200	338
TICON Industrial Connection PCL (Foreign)	601,993	338
SC Asset Corp. PCL	2,245,967	264
Sansiri PCL	3,884,800	243
* AP Thailand PCL	1,130,500	237
Asian Property Development PCL (Foreign)	1,375,700	204
Thai Factory Development PCL	1,024,000	193
Rojana Industrial Park PCL	764,300	183
* Rojana Industrial Park PCL	760,600	182
* Samui Airport Property Fund Leasehold	282,900	161
Land and Houses PCL	481,300	141
* Univentures PCL	416,400	117
* Bangkokland PCL Warrants Exp. 05/16/2018	4,269,495	93
Rojana Industrial Park PCL (Foreign)	225,393	54
Sansiri PCL (Foreign)	901,132	34
		31,494
Turkey (0.4%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,657,517	7,331
Torunlar Gayrimenkul Yatirim Ortakligi AS	457,860	769
Is Gayrimenkul Yatirim Ortakligi AS	914,338	601
Halk Gayrimenkul Yatrm Ortakligi AS	1,004,060	539
* Sinpas Gayrimenkul Yatirim Ortakligi AS	712,033	289
		9,529
United Kingdom (8.4%)
Land Securities Group plc	2,362,125	41,442
British Land Co. plc	3,098,145	36,654
Hammerson plc	2,158,189	21,824
Intu Properties plc	2,727,088	15,072
Segro plc	2,230,550	13,435
Capital & Counties Properties plc	2,170,190	11,719
Derwent London plc	259,327	11,679
Great Portland Estates plc	1,041,348	11,196

Shaftesbury plc	841,272	9,580
Grainger plc	1,253,691	4,541
Londonmetric Property plc	1,806,885	4,295
UNITE Group plc	611,425	4,184
Hansteen Holdings plc	2,041,225	3,637
ST Modwen Properties plc	539,453	3,376
F&C Commercial Property Trust Ltd.	1,633,683	3,364
Workspace Group plc	312,560	3,232
Big Yellow Group plc	374,244	3,161
*	Quintain Estates & Development plc	1,594,101	2,368
Safestore Holdings plc	615,475	2,139
Redefine International PLC	2,413,246	2,091
UK Commercial Property Trust Ltd.	1,383,390	1,909
Helical Bar plc	304,221	1,754
Primary Health Properties plc	290,155	1,669
*	Raven Russia Ltd.	1,318,226	1,544
Picton Property Income Ltd.	1,329,089	1,385
Mucklow A & J Group plc	175,883	1,309
Development Securities plc	355,883	1,255
Schroder REIT Ltd.	1,373,507	1,206
Tritax Big Box REIT plc	591,421	1,041
*	CLS Holdings plc	46,516	1,019
223,080
Total Common Stocks (Cost $2,500,939)	2,647,988
Coupon
Temporary Cash Investments (4.3%)[1]
Money Market Fund (4.2%)
[3,4] Vanguard Market Liquidity Fund	0.118%	112,191,000	112,191

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan Bank Discount Notes	0.090%	8/6/14	300	300
[5,6] Federal Home Loan Bank Discount Notes	0.080%	9/5/14	400	400
[5,6] Federal Home Loan Bank Discount Notes	0.080%	9/24/14	100	100
5	Federal Home Loan Bank Discount Notes	0.090%	10/29/14	700	700
1,500
Total Temporary Cash Investments (Cost $113,691)	113,691
Total Investments (103.7%) (Cost $2,614,630)	2,761,679
Other Assets and Liabilities-Net (-3.7%)[4]	(98,946)
Net Assets (100%)	2,662,733

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,502,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 3.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $1,294,000.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $55,722,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	150,702	2,496,446	840
Temporary Cash Investments	112,191	1,500	—
Futures Contracts-Assets[1]	607	—	—
Futures Contracts-Liabilities[1]	(989)	—	—
Total	262,511	2,497,946	840

Global ex-U.S. Real Estate Index Fund

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $19,127,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	175	16,842	(354)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2014, the cost of investment securities for tax purposes was $2,643,576,000. Net unrealized appreciation of investment securities for tax purposes was $118,103,000, consisting of unrealized gains of $178,067,000 on securities that had risen in value since their purchase and $59,964,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 18, 2014
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.